UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Annual Report For the Period Ended March 31, 2015

Important Risks: An investment in a Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. A Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices, lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in a Fund.

Allocation Risk - Blackstone’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be subject to counterparty credit risk and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Event-Driven Trading Risk -involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price or the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Investment Funds (“BAIF”), which includes Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund,” and collectively, the “Funds”). This report includes portfolio commentary, a listing of each Fund’s investments and each Fund’s audited financial statements. Audited financial statements for Multi-Manager Fund cover the period from April 1, 2014 to March 31, 2015 (“Multi-Manager Fund Reporting Period”), while the audited financial statements for Multi-Strategy Fund cover the period from June 16, 2014, the inception date of the Fund, to March 31, 2015 (“Multi-Strategy Fund Reporting Period”, and together with the Multi-Manager Fund Reporting Period, the “Reporting Period”).

Each Fund’s investment objective is to seek capital appreciation. Each Fund seeks this objective by allocating its assets among a variety of nontraditional, or “alternative,” investment strategies. Blackstone Alternative Investment Advisors LLC (the “Investment Adviser”) determines the allocations of a Fund’s assets and allocates a majority of a Fund’s assets among investment sub-advisers with experience managing alternative investment strategies and among investment funds. Each sub-adviser is responsible for the day-to-day management of a Fund’s assets that the Investment Adviser allocates to it. Subject to oversight by the Board of Trustees, the Investment Adviser is responsible for making recommendations with respect to hiring, terminating and/or replacing the Funds’ investment sub-advisers, and it may also manage a portion of the Funds’ assets directly.

Multi-Manager Fund Performance1

During the Multi-Manager Fund Reporting Period, Multi-Manager Fund generated a cumulative return, net of fees and expenses, of 5.24%2 and realized an annualized volatility3 of 4.11% with a Sharpe ratio4 of 1.27. Over the same period, the HFRX Absolute Return Index, a measure of hedge fund performance, returned 1.15%; the MSCI World Total Return Index, a measure of global equity market performance, returned 6.60%; and the Barclays Aggregate Bond Index, a measure of U.S. investment grade bond performance, returned 5.72%.

[1]

The volatility of the indices presented may be materially different from that of the performance of the Multi-Manager Fund and the Multi-Strategy Fund. In addition, the indices employ different investment guidelines and criteria than the Funds; as a result, the holdings in the Funds may differ significantly from the securities that comprise the indices. The performance of the indices has not been selected to represent an appropriate benchmark to compare to the performance of the Funds, but rather is disclosed to allow for comparison of the Funds’ performance to that of well-known and widely recognized indices. A summary of the investment guidelines for the indices presented are available upon request. In the case of equity indices, performance of the indices reflects the reinvestment of dividends.

[2]	Past performance is not indicative of future results and there is no assurance that the Fund will achieve its objectives or avoid significant losses. Returns are shown net of fees and expenses.

[3]

“Volatility” refers to the standard deviation of returns. Standard deviation is a measure of how spread out a set of data is from its mean. The more spread apart the data, the higher the standard deviation. Standard deviation is calculated by taking the square root of the “variance” (the average of the squared difference between each number and the mean of the data set).

[4]

“Sharpe ratio” is a ratio to measure risk-adjusted performance that is calculated by subtracting the risk-free rate (such as the 10-year U.S. Treasury bond) from the rate of return for the a portfolio and dividing the result by the Standard Deviation (defined below) of the portfolio returns. The greater a portfolio’s Sharpe ratio, the better its risk-adjusted performance has been.

Multi-Strategy Fund Performance1

During the Multi-Strategy Fund Reporting Period, Multi-Strategy Fund generated a cumulative return, net of fees and expenses, of 4.43%2 and realized an annualized volatility3 of 3.72% with a Sharpe ratio4 of 1.50. Over the same period, the HFRX Absolute Return Index returned 0.91%; the MSCI World Total Return Index returned 2.48%; and the Barclays Aggregate Bond Index returned 4.14%.

We are pleased with each Fund’s performance results thus far and remain focused on pursuing the Funds’ investment objective. As the world’s largest discretionary allocator to hedge funds5, with a 25 year track record in hedge fund investing, we will continue to leverage our due diligence, risk management, and investment expertise in identifying alternative investment strategies and investment sub-advisers for the Funds.

Portfolio Commentary

The fiscal year ended March 31, 2015 is one that saw continued sentiment changes and market gyrations in reaction to mixed global economic data, geopolitical events, and out of sync monetary policy announcements from the European Central Bank (“ECB”) and Federal Reserve (“Fed”). The Eurozone was a key driver of market action as the ECB’s efforts to counter the threat of deflation and to boost the economy led investors to anticipate looser monetary policy. Conversely, as the Fed became increasingly comfortable with signs of an improving U.S. economy and labor market, investors prepared for a steady course of tightening with rate hikes widely believed to start in late 2015/early 2016. A surge in the U.S. dollar (“USD”), arguably driven by the Fed’s response to the strengthening U.S. macroeconomic backdrop, also played a large role in global markets. An additional theme this year was the dislocation in energy markets caused by the plunge in crude oil prices by more than half.

During the Reporting Period, the Funds’ equity strategies were the largest contributor to performance, which was attributable to top-down allocation decisions as well as to bottom-up fundamental security selection. From a top-down perspective, although the U.S. equity market lacked a clear market trend, there were certainly pockets of opportunity as certain sectors significantly outperformed the broader market and offered investors greater opportunity for performance dispersion-based alpha. Thus, it was important where each Fund invested, and being overweight in particular sectors like healthcare and technology contributed to performance. Additionally, the current low interest rate environment is one that is conducive to M&A activity, and sub-advisers with expertise in anticipating transactions were able to capitalize on high levels of corporate activity. The Funds also benefited from successful bottom-up security selection by the sub-advisers. Equity long/short sub-advisers typically seek to maintain a hedged exposure profile that allows stock picking to be the primary driver of alpha6 on both the long and short sides of the portfolio. Two bottom-up investment themes that emerged over the course of the Reporting Period related to identifying companies that would thrive or suffer from the relative strength in the USD and to weakness in oil prices. For example, the strengthening USD negatively impacts multinational corporations, whose goods become more expensive in local currencies, disproportionately more than corporations that derive the majority of revenues domestically in the U.S. Along the same lines, sub-advisers sought to capitalize on the significant dislocation in oil prices by identifying companies that would benefit or suffer from lower oil prices. While one always hopes to be on the positive side of these trades, certainly there were instances where these themes detracted from performance, including when these themes resulted in heightened volatility. During the Reporting Period, two generalist equity sub-advisers were added to the portfolios.

[5]

This statement refers to the Hedge Fund Solutions business of The Blackstone Group L.P., which includes the Funds’ investment adviser. Source: InvestHedge Billion Dollar Club. Data as of December 31, 2014.

[6]

“Alpha” is a measure of risk-adjusted performance which captures risk attributable to the specific security or portfolio rather than the overall market. A high alpha value implies that the investment has performed better than would have been expected relative to the overall market (beta). It is often called the “excess return” on an investment above a benchmark index or “risk free” rate of return.

The Funds’ credit strategies generally fared well over the past twelve months. While strategies in mortgage-backed securities and asset-backed securities were mixed overall, residential mortgage-backed securities continued to benefit from the U.S. economic recovery, which was a function of falling unemployment in the U.S. and continued housing price appreciation. As a result, these exposures appreciated during the Reporting Period and produced interest income. The key detractor within each Fund’s credit strategies was related to certain exposures in the energy sector and to debt from certain emerging markets countries that have a high reliance on oil and energy. Choppy markets such as those in October 2014 and December 2014 can also be difficult to navigate for trading-oriented sub-advisers that have shorter-term views and tighter risk limits. During the Reporting Period, two credit sub-advisers were added to the portfolios—one that specializes in liquid U.S. commercial real estate securities and one that focuses on non-mortgage related asset-backed securities.

We allocate a portion of each Fund’s assets to multi-asset/quantitative strategies because their expected lower correlations to equity and credit markets may offer diversification benefits to the Fund’s portfolio. During the Reporting Period, the Funds’ multi-asset/quantitative strategies collectively contributed positively to performance. Quantitative strategies posted gains across a variety of models and asset classes. In addition to positive performance, the quantitative strategies delivered diversification benefits during the period as evidenced by their low beta7 to traditional asset classes. On the other hand, certain global macro and emerging markets strategies detracted from performance. The key themes that impacted the macroeconomic landscape were the steep decline in oil prices, the strength of the USD and the flow of funds given the end of quantitative easing and the impending rate hikes by the Fed. Each of these themes was a headwind for exposures in emerging markets countries, particularly those that have high reliance on oil as a key export, and for exposures to emerging market debt instruments that are denominated in the local currency. During the Reporting Period, a sub-adviser with a focus on emerging markets credit, rates and currencies was added to the portfolio.

As mentioned above, five sub-advisers were hired for the Funds during the Reporting Period. These additions, together with the allocation decisions that occurred during the Reporting Period, reflect a deliberate, systematic approach to strategy selection that seeks to be able to react to and capture the changing opportunity set. This investment process requires forming a point of view on world economies, market fundamentals, investment techniques and strategies, and then refining that view to satisfy the Funds’ investment goals and restrictions. After framing our top-down views, an assessment is made of the relative attractiveness of certain investment strategies to the current and anticipated market environment. Having selected the strategies to which we want to allocate, we then allocate the Funds’ assets to sub-advisers with expertise in those strategies based upon our belief as to which sub-advisers are best able to profit in the current and anticipated environment.

Looking forward to the remainder of 2015, if the U.S. continues to slowly recover, we believe that distortions from central bank activity may recede over the next few quarters and interest rates will begin to normalize, shifting focus from macroeconomic policy to microeconomic fundamentals. This environment could produce relatively high levels of dispersion among stocks, which may enable alpha generation for sub-advisers who are focused on security selection. Outside of the U.S., we are exploring cross-geography and cross-asset class opportunistic themes given diverging stages of economic recovery and, thus, very different central bank policy responses. However, despite a healthy pipeline of opportunities, we remain cautious given current valuations and potential risks that could disrupt markets, and will position the portfolio with a focus on capital preservation.

Thank you for your continued confidence in us. We look forward to continuing to service your investment needs in the years to come.

Sincerely,

Stephen Sullens

Alberto Santulin

Rich Scarinci

[7]

“Beta” is a measure of the sensitivity of a fund’s return to the return of an index. If the beta = 1, then the return will move with that of the index. If the beta is > 1, the return is more volatile than the index whereas if the beta is < 1, the return is less volatile than the index.

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit www.blackstone.com/blackstone-alternative-investment-funds.

Value of a $10,000 Investment Since the Beginning of the Fiscal Year at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from April 1, 2014 to March 31, 2015, assuming the reinvestment of distributions.

Cumulative Total Return

	For the Year Ended March 31, 2015
Multi-Manager Fund—Class I Shares (“BXMMX”)	5.24%
Multi-Strategy Fund—Class I Shares (“BXMIX”)	4.43%	*
HFRX Absolute Return Index	1.15%
MSCI World Total Return Index	6.60%
Barclays Aggregate Bond Index	5.72%

*	Cumulative total return from June 16, 2014, commencement of operations, to March 31, 2015.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information

March 31, 2015 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	67.7%
Cayman Islands	6.1
Japan	2.2
United Kingdom	1.8
Germany	1.3
Israel	0.8
Netherlands	0.8
Switzerland	0.8
Canada	0.7
Brazil	0.6
France	0.6
China	0.5
Italy	0.5
Venezuela	0.4
Ireland	0.3
Spain	0.3
Poland	0.2
Belgium	0.1
Bermuda	0.1
Ecuador	0.1
Greece	0.1
Hong Kong	0.1
Luxembourg	0.1
Mexico	0.1
Sweden	0.1
Argentina	0.0	[1]
Bahamas	0.0	[1]
Chile	0.0	[1]
Czech Republic	0.0	[1]
Denmark	0.0	[1]
India	0.0	[1]
Nigeria	0.0	[1]
Norway	0.0	[1]
Puerto Rico	0.0	[1]
Republic of Korea	0.0	[1]
Russian Federation	0.0	[1]
Singapore	0.0	[1]
South Africa	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
Other[2]	3.8
Securities Sold Short	(21.7)
Other Assets and Liabilities[3]	31.5

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2015 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	44.0%
Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.3
Corporate Bonds & Notes	6.6
Sovereign Debt	3.1
U.S. Government Sponsored Agency Securities	2.1
Bank Loans	1.4
Convertible Bonds	0.7
Exchange-Traded Funds	0.2
Preferred Stock	0.0 [1]
Rights	0.0 [1]
Other[2]	0.5
Securities Sold Short	(21.7)
Other Assets and Liabilities[3]	31.5

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[4]	Percentage of Total Investments in Securities
AAA/Aaa[5]	2.7%
AA/Aa	0.4
A	1.6
BBB/Baa	6.4
BB/Ba	6.4
B	8.4
CCC/Caa	7.4
CC/Ca	0.3
C	0.1
D	0.5
Not Rated	16.2
Other[6]	49.6

Total Investments in Securities	100.0%

[4]	Using the higher of Standard & Poor’s or Moody’s Investor Service ratings.
[5]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[6]	Includes Common Stock, Preferred Stock, Exchange-Traded Funds and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	7.0%
Media	4.4
Banking	4.3
Health Care Facilities/Services	2.8
Insurance	2.7
Real Estate	2.6
Oil, Gas & Coal	2.5
Medical Equipment/Devices	2.3
Financial Services	2.1
Asset Management	1.9
Hardware	1.3
Electrical Equipment	1.2
Retail Discretionary	1.0
Gaming, Lodging & Restaurants	0.9
Retail—Consumer Staples	0.9
Containers & Packaging	0.8
Specialty Finance	0.8

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Banks	0.7
Integrated Oils	0.7
Publishing & Broadcasting	0.7
Semiconductors	0.7
Software	0.7
Wireless Telecommunication Services	0.7
Automotive	0.6
Retail—Consumer Discretionary	0.6
Aerospace & Defense	0.5
Consumer Products	0.5
Engineering & Construction Services	0.5
Institutional Financial Service	0.4
Machinery	0.4
Casinos & Gaming	0.3
Chemicals	0.3
Distributors—Consumer Staples	0.3
Exploration & Production	0.3
Industrial Services	0.3
Renewable Energy	0.3
Technology Services	0.3
Transportation & Logistics	0.3
Auto Parts Manufacturing	0.2
Automobiles Manufacturing	0.2
Commercial Services	0.2
Construction Materials	0.2
Food & Beverage	0.2
Metals & Mining	0.2
Property & Casualty	0.2
Advertising & Marketing	0.1
Apparel & Textile Products	0.1
Cable & Satellite	0.1
Communications Equipment	0.1
Consumer Finance	0.1
Consumer Services	0.1
Design Manufacturing & Distribution	0.1
Entertainment Resources	0.1
Home Improvement	0.1
Industrial Other	0.1
Passenger Transportation	0.1
Refining & Marketing	0.1
Software & Services	0.1
Supermarkets	0.1
Telecommunications	0.1
Transportation Equipment	0.1
Utilities	0.1
Airlines	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Construction Materials Manufacturing	0.0	[1]
Distributors—Discretionary	0.0	[1]
Forest & Paper Products	0.0	[1]
Home & Office Products	0.0	[1]
Internet Media	0.0	[1]
Iron & Steel	0.0	[1]
Leisure Products	0.0	[1]
Machinery Manufacturing	0.0	[1]
Manufactured Goods	0.0	[1]
Mass Merchants	0.0	[1]
Oil & Gas Services	0.0	[1]
Pharmaceuticals	0.0	[1]
Pipeline	0.0	[1]
Railroad	0.0	[1]
Recreation Facilities & Services	0.0	[1]
Travel Lodging & Dining	0.0	[1]
Waste & Environmental Service Equipment & Facility	0.0	[1]
Other[2]	37.5
Securities Sold Short	(21.7)
Other Assets and Liabilities[3]	31.5

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

March 31, 2015 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	56.6%
Cayman Islands	6.1
Japan	2.2
United Kingdom	1.5
Switzerland	0.9
Germany	0.8
Israel	0.8
Netherlands	0.6
Canada	0.5
China	0.5
France	0.5
Brazil	0.4
Italy	0.4
Ireland	0.3
Venezuela	0.3
Belgium	0.1
Bermuda	0.1
Ecuador	0.1
Greece	0.1
Hong Kong	0.1
Luxembourg	0.1
Poland	0.1
Puerto Rico	0.1
Spain	0.1
Argentina	0.0	[1]
Chile	0.0	[1]
Czech Republic	0.0	[1]
Denmark	0.0	[1]
India	0.0	[1]
Mexico	0.0	[1]
Nigeria	0.0	[1]
Norway	0.0	[1]
Republic of Korea	0.0	[1]
Russian Federation	0.0	[1]
Singapore	0.0	[1]
South Africa	0.0	[1]
Sweden	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
Other[2]	2.8
Securities Sold Short	(21.7)
Other Assets and Liabilities[3]	45.6

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2015 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	42.9%
Mortgage-Backed Securities	17.7
Asset-Backed Securities	7.6
Corporate Bonds & Notes	3.8
Sovereign Debt	2.3
U.S. Government Sponsored Agency Securities	1.0
Convertible Bonds	0.2
Bank Loans	0.1
Exchange-Traded Funds	0.1
Investment in Investee Fund	0.0	[1]
Preferred Stock	0.0	[1]
Rights	0.0	[1]
Other[2]	0.4
Securities Sold Short	(21.7)
Other Assets and Liabilities[3]	45.6

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[4]	Percentage of Total Investments in Securities
AAA/Aaa[5]	1.5%
AA/Aa	0.3
A	0.7
BBB/Baa	8.5
BB/Ba	5.5
B	6.9
CCC/Caa	6.2
CC/Ca	0.9
C	—
D	1.4
Not Rated	11.0
Other[6]	57.1

Total Investments in Securities	100.0%

[4]	Using the higher of Standard & Poor’s or Moody’s Investor Service ratings.
[5]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[6]	Includes Common Stock, Preferred Stock, Exchange-Traded Funds and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	6.9%
Banking	4.3
Media	4.0
Health Care Facilities/Services	2.7
Real Estate	2.7
Insurance	2.4
Oil, Gas & Coal	2.4
Medical Equipment/Devices	2.2
Asset Management	1.9
Electrical Equipment	1.3
Hardware	1.1
Gaming, Lodging & Restaurants	1.0
Retail Discretionary	1.0
Retail—Consumer Staples	0.9
Software	0.7
Specialty Finance	0.7
Automotive	0.6

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Consumer Products	0.6
Containers & Packaging	0.6
Semiconductors	0.6
Aerospace & Defense	0.5
Integrated Oils	0.5
Machinery	0.5
Publishing & Broadcasting	0.5
Engineering & Construction Services	0.4
Wireless Telecommunication Services	0.4
Banks	0.3
Chemicals	0.3
Distributors—Consumer Staples	0.3
Institutional Financial Service	0.3
Retail—Consumer Discretionary	0.3
Technology Services	0.3
Transportation & Logistics	0.3
Apparel & Textile Products	0.2
Casinos & Gaming	0.2
Commercial Services	0.2
Construction Materials	0.2
Exploration & Production	0.2
Industrial Services	0.2
Property & Casualty	0.2
Renewable Energy	0.2
Telecommunications	0.2
Utilities	0.2
Advertising & Marketing	0.1
Auto Parts Manufacturing	0.1
Cable & Satellite	0.1
Communications Equipment	0.1
Consumer Finance	0.1
Consumer Services	0.1
Design Manufacturing & Distribution	0.1
Entertainment Resources	0.1
Financial Services	0.1
Manufactured Goods	0.1
Metals & Mining	0.1
Passenger Transportation	0.1
Refining & Marketing	0.1
Software & Services	0.1
Supermarkets	0.1
Transportation Equipment	0.1
Airlines	0.0	[1]
Automobiles Manufacturing	0.0	[1]
Construction Materials Manufacturing	0.0	[1]
Distributors—Discretionary	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2015 (Unaudited)

Industry	Percentage of Total Net Assets
Food & Beverage	0.0	[1]
Forest & Paper Products	0.0	[1]
Home & Office Products	0.0	[1]
Home Improvement	0.0	[1]
Industrial Other	0.0	[1]
Internet Media	0.0	[1]
Iron & Steel	0.0	[1]
Leisure Products	0.0	[1]
Machinery Manufacturing	0.0	[1]
Mass Merchants	0.0	[1]
Oil & Gas Services	0.0	[1]
Pharmaceuticals	0.0	[1]
Pipeline	0.0	[1]
Railroad	0.0	[1]
Recreation Facilities & Services	0.0	[1]
Travel Lodging & Dining	0.0	[1]
Waste & Environmental Service Equipment & Facility	0.0	[1]
Other[2]	29.0
Securities Sold Short	(21.7)
Other Assets and Liabilities[3]	45.6

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2015

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 90.2%
COMMON STOCK — 44.0%
Argentina — 0.0%
Iron & Steel — 0.0%
Ternium SA ADR (a)	8,500	$153,595

Total Argentina		153,595

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (b)	1,300	1,885

Total Bahamas		1,885

Belgium — 0.1%
Consumer Products — 0.0%
Anheuser-Busch InBev NV	3,585	437,963

Insurance — 0.1%
Ageas	35,139	1,261,929

Retail—Consumer Staples — 0.0%
Delhaize Group SA ADR	200	4,474

Total Belgium		1,704,366

Bermuda — 0.1%
Media — 0.0%
Global Sources Ltd. (b)	85	498

Transportation & Logistics — 0.1%
Golar LNG Ltd. (c)	23,623	786,173
Teekay Corp.	5,200	242,164

		1,028,337

Total Bermuda		1,028,835

Brazil — 0.0%
Banking — 0.0%
Itau Unibanco Holding SA ADR	33,271	367,977

Insurance — 0.0%
Brasil Insurance Participacoes e Administracao SA	43,000	26,272

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	2,029	12,844

Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR (a)	2,100	62,622

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (a)	41,300	$168,917

Total Brazil		638,632

Canada — 0.5%
Asset Management — 0.1%
Fairfax India Holdings Corp. (b)	97,200	1,117,800

Banking — 0.2%
Bank of Nova Scotia	16,400	822,751
Canadian Imperial Bank of Commerce	11,200	811,957
National Bank of Canada	22,400	817,793

		2,452,501

Biotechnology & Pharmaceuticals — 0.0%
QLT, Inc. (b)	5,700	22,287

Consumer Products — 0.0%
Cott Corp. (a)	14,600	136,802

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	3	115

Media — 0.0%
Points International Ltd. (b)	200	2,026

Metals & Mining — 0.1%
Dominion Diamond Corp. (a),(b)	11,800	201,662
Fortuna Silver Mines, Inc. (b)	500	1,920
Kinross Gold Corp. (a),(b)	107,900	241,696
MFC Industrial Ltd. (a)	800	3,248
Nevsun Resources Ltd.	11,700	39,663
Silvercorp Metals, Inc.	800	944
Taseko Mines Ltd. (a),(b)	2,000	1,280

		490,413

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(b)	8,500	45,560
Bellatrix Exploration Ltd. (b)	100	243
Gran Tierra Energy, Inc. (a),(b)	46,400	126,672
TransGlobe Energy Corp. (a)	3,100	10,974

		183,449

Passenger Transportation — 0.0%
Student Transportation, Inc.	500	2,700

Renewable Energy — 0.1%
Canadian Solar, Inc. (a),(b),(c)	40,697	1,358,873

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (a)	8,300	$243,854

Total Canada		6,010,820

Chile — 0.0%
Real Estate — 0.0%
Parque Arauco SA	82,892	158,975

Total Chile		158,975

China — 0.5%
Automotive — 0.0%
China Automotive Systems, Inc. (a)	2,600	18,928

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (b)	1,900	9,424

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (a),(b)	41,900	928,923

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a),(b)	8,200	317,996

Institutional Financial Service — 0.0%
GF Securities Co. Ltd.	13,800	33,553

Insurance — 0.0%
CNinsure, Inc. ADR (a),(b)	4,200	36,246

Machinery — 0.0%
Hollysys Automation Technologies Ltd.	3,800	75,506

Media — 0.2%
Autohome, Inc. ADR (b)	100	4,397
Ctrip.com International Ltd. ADR (b)	400	23,448
Leju Holdings Ltd. ADR (b)	5	40
Qihoo 360 Technology Co. Ltd. ADR (b),(c)	29,935	1,532,672
Sohu.com, Inc. (a),(b)	4,000	213,320
Zhaopin Ltd. ADR (a),(b)	1,340	21,105

		1,794,982

Medical Equipment/Devices — 0.0%
Mindray Medical International Ltd. ADR (a)	7,400	202,390

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	1,100	39,644
Guangshen Railway Co. Ltd. ADR	200	4,624

		44,268

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Real Estate — 0.0%
E-House China Holdings Ltd. ADR	800	$4,344
Nam Tai Property, Inc.	8,600	34,142
Xinyuan Real Estate Co. Ltd. ADR (a)	10,000	29,800

		68,286

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (b)	700	6,692
Trina Solar Ltd. ADR (a),(b)	9,300	112,437

		119,129

Retail Discretionary — 0.2%
Alibaba Group Holding Ltd. ADR (b)	1,525	126,941
Vipshop Holdings Ltd. ADR (b)	79,075	2,327,968

		2,454,909

Software — 0.0%
Changyou.com Ltd. ADR (b)	100	2,589
Perfect World Co. Ltd. ADR (a)	16,800	312,144

		314,733

Total China		6,419,273

Czech Republic — 0.0%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (b)	1,800	4,788

Total Czech Republic		4,788

Denmark — 0.0%
Commercial Services — 0.0%
ISS A/S (b)	8,813	277,784

Total Denmark		277,784

France — 0.2%
Banking — 0.2%
BNP Paribas SA	17,793	1,082,633
Credit Agricole SA	63,039	926,356
Societe Generale SA	16,319	787,914

Total France		2,796,903

Germany — 0.8%
Automotive — 0.0%
Volkswagen AG	526	135,246

Biotechnology & Pharmaceuticals — 0.0%
Bayer AG	446	66,729

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Health Care Facilities/Services — 0.7%
Fresenius SE & Co. KGaA	143,078	$8,529,809

Real Estate — 0.1%
Deutsche Annington Immobilien SE	24,906	839,273
Deutsche Wohnen AG	4,761	121,771
LEG Immobilien AG	4,314	342,209

		1,303,253

Total Germany		10,035,037

Greece — 0.1%
Banking — 0.1%
Eurobank Ergasias SA (b)	3,490,778	393,907
Piraeus Bank SA (b)	703,660	271,579

		665,486

Real Estate — 0.0%
Grivalia Properties REIC	68,589	559,761

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	1,900	27,303
Costamare, Inc.	6,800	119,748
Paragon Shipping, Inc. A Shares (b)	400	400
Safe Bulkers, Inc.	8,700	31,233
StealthGas, Inc. (b)	2,100	13,755

		192,439

Total Greece		1,417,686

Hong Kong — 0.1%
Consumer Services — 0.0%
Nord Anglia Education, Inc. (b)	100	2,272

Insurance — 0.1%
AIA Group Ltd.	135,600	850,490

Total Hong Kong		852,762

India — 0.0%
Banking — 0.0%
HDFC Bank Ltd. ADR	965	56,829

Metals & Mining — 0.0%
Sesa Sterlite Ltd. ADR (a)	20	248

Technology Services — 0.0%
WNS Holdings Ltd. ADR (b)	400	9,728

Total India		66,805

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Ireland — 0.2%
Biotechnology & Pharmaceuticals — 0.2%
Shire PLC	215	$17,140
Shire PLC ADR	7,923	1,895,895

		1,913,035

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	1,100	21,175

Software — 0.0%
King Digital Entertainment PLC	17,600	282,304

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR	200	2,912

Total Ireland		2,219,426

Israel — 0.8%
Banking — 0.1%
Israel Discount Bank Ltd. A Shares (b)	484,166	817,451

Biotechnology & Pharmaceuticals — 0.7%
Teva Pharmaceutical Industries Ltd. ADR (d)	151,837	9,459,445

Electrical Equipment — 0.0%
Orbotech Ltd. (b)	9,800	157,094

Hardware — 0.0%
AudioCodes Ltd. (b)	1,000	4,600
Ceragon Networks Ltd. (b)	100	114
Radware Ltd. (b)	2,400	50,184

		54,898

Medical Equipment/Devices — 0.0%
Lumenis Ltd. (b)	200	2,394
Syneron Medical Ltd. (b)	7,300	90,374

		92,768

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (b)	2,900	33,408
Tower Semiconductor Ltd. (b)	3,000	50,940

		84,348

Software — 0.0%
Sapiens International Corp. NV (b)	100	820

Technology Services — 0.0%
ClickSoftware Technologies Ltd. (b)	2,200	19,338

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Magic Software Enterprises Ltd.	1,200	$7,776

		27,114

Telecommunications — 0.0%
Allot Communications Ltd. (b)	100	879

Total Israel		10,694,817

Italy — 0.5%
Asset Management — 0.1%
Anima Holding SpA (b)	178,173	1,317,312

Banking — 0.4%
Banca Generali SpA	22,206	696,281
Banca Popolare di Milano Scarl (b),(d)	1,291,705	1,303,383
Banco Popolare (b),(d)	85,429	1,329,886
FinecoBank SpA (b)	144,464	996,106

		4,325,656

Home & Office Products — 0.0%
De’ Longhi SpA	6,907	149,501

Technology Services — 0.0%
Cerved Information Solutions SpA (b)	35,971	239,312

Total Italy		6,031,781

Japan — 2.2%
Automotive — 0.3%
Aisin Seiki Co. Ltd.	1,011	36,654
Honda Motor Co. Ltd.	1,015	33,133
Toyota Motor Corp.	66,530	4,644,041

		4,713,828

Banking — 0.4%
Mitsubishi UFJ Financial Group, Inc. (c)	626,637	3,881,021
Mizuho Financial Group, Inc.	18,425	32,382
Shinsei Bank Ltd.	436,000	866,915
Sumitomo Mitsui Financial Group, Inc.	854	32,712

		4,813,030

Distributors—Consumer Staples — 0.3%
Mitsubishi Corp.	195,100	3,920,307

Electrical Equipment — 0.5%
Daikin Industries Ltd. (c)	37,100	2,480,284
Mitsubishi Heavy Industries Ltd.	517,842	2,849,308
SMC Corp.	3,600	1,071,950

		6,401,542

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Institutional Financial Service — 0.0%
Daiwa Securities Group, Inc.	4,361	$34,329

Insurance — 0.1%
Tokio Marine Holdings, Inc.	26,900	1,015,389

Machinery — 0.3%
Kubota Corp. (c)	225,127	3,556,761

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd.	1,700	52,882

Real Estate — 0.3%
Mitsubishi Estate Co. Ltd. (c)	91,000	2,110,467
Mitsui Fudosan Co. Ltd.	40,000	1,174,720
Sumitomo Realty & Development Co. Ltd. (c)	37,000	1,332,050

		4,617,237

Specialty Finance — 0.0%
Orix Corp. ADR	200	14,068

Total Japan		29,139,373

Mexico — 0.1%
Engineering & Construction Services — 0.1%
OHL Mexico SAB de CV (b)	146,579	278,773

Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (b)	54,659	83,528

Real Estate — 0.0%
Corp. Inmobiliaria Vesta SAB de CV	69,002	128,247
Mexico Real Estate Management SA de CV	19,769	31,014
Prologis Property Mexico SA de CV	57,746	103,351

		262,612

Specialty Finance — 0.0%
Concentradora Hipotecaria SAPI de CV	85,389	144,148

Total Mexico		769,061

Netherlands — 0.6%
Banking — 0.1%
ING Groep NV CVA (b)	124,356	1,821,564

Institutional Financial Service — 0.1%
KAS Bank NV CVA	49,895	658,903

Insurance — 0.1%
Delta Lloyd NV	80,681	1,521,635

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Metals & Mining — 0.0%
Constellium NV Class A (b)	2,400	$48,768

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	400	23,860

Semiconductors — 0.1%
NXP Semiconductor NV (b),(d)	12,054	1,209,739

Specialty Finance — 0.2%
AerCap Holdings NV (b)	75,318	3,287,631

Total Netherlands		8,572,100

Norway — 0.0%
Oil, Gas & Coal — 0.0%
North Atlantic Drilling Ltd.	1,000	1,160
Statoil ASA ADR	100	1,759

Total Norway		2,919

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (b)	41,562	911,964

Total Poland		911,964

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (b)	3,900	24,180
Popular, Inc. (b)	12,000	412,680

		436,860

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (b)	3,400	67,592

Total Puerto Rico		504,452

Republic of Korea — 0.0%
Automotive — 0.0%
Hyundai Motor Co.	881	133,420

Hardware — 0.0%
LG Display Co. Ltd. ADR	100	1,431
Samsung Electronics Co. Ltd.	203	263,241

		264,672

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a),(b)	300	1,641

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Telecommunications — 0.0%
KT Corp. ADR	1,500	$19,620

Total Republic of Korea		419,353

Russian Federation — 0.0%
Media — 0.0%
Yandex NV	1,500	22,747

Total Russian Federation		22,747

Singapore — 0.0%
Real Estate — 0.0%
Ascendas Real Estate Investment Trust	19,008	35,854
CapitaCommercial Trust	38,522	49,586
CapitaMall Trust	13,906	22,262
Mapletree Logistics Trust	38,091	34,556
Suntec Real Estate Investment Trust	16,937	22,874

		165,132

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(b)	21,100	329,793

Total Singapore		494,925

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR (a)	28,500	114,285
Harmony Gold Mining Co. Ltd. ADR (a)	33,600	58,464

		172,749

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	300	10,212

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	14,100	192,888

Total South Africa		375,849

Spain — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR (a)	3,600	118,116

Total Spain		118,116

Sweden — 0.0%
Media — 0.0%
Com Hem Holding AB (b)	20,310	165,081

Total Sweden		165,081

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Switzerland — 0.8%
Asset Management — 0.6%
Julius Baer Group Ltd.	22,520	$1,125,635
UBS Group AG	337,145	6,321,839

		7,447,474

Biotechnology & Pharmaceuticals — 0.0%
Roche Holding AG (d)	887	243,741

Institutional Financial Service — 0.2%
Credit Suisse Group AG (d)	79,329	2,134,261

Retail Discretionary — 0.0%
Dufry AG (b)	1,167	172,536

Specialty Finance — 0.0%
Cembra Money Bank AG	4,447	272,038

Transportation & Logistics — 0.0%
Flughafen Zuerich AG	351	276,165

Total Switzerland		10,546,215

Taiwan — 0.0%
Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	200	1,440
ChipMOS Technologies Bermuda Ltd.	7,100	175,086
Silicon Motion Technology Corp. ADR (a)	4,200	112,896

Total Taiwan		289,422

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (b)	1,500	28,485

Total Thailand		28,485

United Kingdom — 1.6%
Automotive — 0.1%
Delphi Automotive PLC (d)	9,058	722,285

Banking — 0.1%
HSBC Holdings PLC	131,200	1,118,010

Commercial Services — 0.0%
SSP Group PLC (b)	38,143	168,047

Gaming, Lodging & Restaurants — 0.0%
InterContinental Hotels Group PLC ADR	4,000	156,640

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Insurance — 0.1%
Aviva PLC ADR	138,519	$1,109,587
Aviva PLC ADR	4,969	80,349
Prudential PLC ADR	48	2,394

		1,192,330

Media — 1.1%
Liberty Global PLC (b)	228,310	11,372,121
Liberty Global PLC A Shares (b)	56,200	2,892,614

		14,264,735

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	9,600	328,032

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	117,320	1,912,617

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A (b)	800	12,728

Semiconductors — 0.1%
ARM Holdings PLC ADR (a),(d)	22,647	1,116,497

Telecommunications — 0.0%
BT Group PLC ADR	1,600	104,272
Vodafone Group PLC ADR (a)	8,400	274,512

		378,784

Total United Kingdom		21,370,705

United States — 34.7%
Aerospace & Defense — 0.4%
Aerovironment, Inc. (a),(b)	1,000	26,510
Astronics Corp. (b)	100	7,370
Ducommun, Inc. (b)	100	2,590
Exelis, Inc. (a)	32,000	779,840
GenCorp, Inc. (b)	11,600	269,004
General Dynamics Corp.	100	13,573
Huntington Ingalls Industries, Inc. (a)	4,200	588,630
L-3 Communications Holdings, Inc. (a)	8,500	1,069,215
Moog, Inc. Class A (b)	300	22,515
Orbital ATK, Inc. (a)	1	77
Spirit AeroSystems Holdings, Inc. Class A (a),(b)	5,200	271,492
TransDigm Group, Inc. (a)	10,300	2,252,816

		5,303,632

Apparel & Textile Products — 0.1%
Albany International Corp. Class A	300	11,925

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Carter’s, Inc.	2,500	$231,175
Culp, Inc.	1,200	32,100
Deckers Outdoor Corp. (b)	200	14,574
Perry Ellis International, Inc. (a),(b)	4,500	104,220
Ralph Lauren Corp. (a)	10,400	1,367,600
Vince Holding Corp. (b)	900	16,695

		1,778,289

Asset Management — 1.1%
American Capital Ltd. (a),(b)	109,974	1,626,516
Apollo Investment Corp. (a)	3,000	23,025
Ares Capital Corp. (a)	48,300	829,311
BlackRock Kelso Capital Corp.	29,400	266,364
Calamos Asset Management, Inc. Class A (a)	5,600	75,320
Carlyle Group LP	6,261	169,673
Charles Schwab Corp. (c)	218,584	6,653,697
E*TRADE Financial Corp. (a),(b)	5,400	154,197
Fidus Investment Corp.	6,100	93,757
Fifth Street Finance Corp.	7,500	54,750
Firsthand Technology Value Fund, Inc.	900	12,906
Franklin Resources, Inc.	200	10,264
Garrison Capital, Inc. (a)	4,300	64,070
Gladstone Capital Corp. (a)	7,900	69,599
Gladstone Investment Corp. (a)	11,000	81,400
Horizon Technology Finance Corp. (a)	4,800	66,336
Invesco Ltd.	21,200	841,428
Janus Capital Group, Inc. (a)	44,700	768,393
KCAP Financial, Inc. (a)	15,100	101,623
Legg Mason, Inc. (a)	18,662	1,030,142
Medallion Financial Corp. (a)	11,500	106,490
MVC Capital, Inc.	2,200	20,856
OHA Investment Corp. (a)	5,200	27,404
PennantPark Floating Rate Capital Ltd.	300	4,209
PennantPark Investment Corp. (a)	41,600	376,480
Solar Capital Ltd. (a)	10,600	214,544
Solar Senior Capital Ltd. (a)	2,200	35,442
Stellus Capital Investment Corp. (a)	1,500	18,105
THL Credit, Inc.	7,800	95,862
TICC Capital Corp. (a)	31,100	215,212
TPG Specialty Lending, Inc.	1,300	22,373
WhiteHorse Finance, Inc.	2,653	32,950
WisdomTree Investments, Inc.	43,514	933,811

		15,096,509

Automotive — 0.2%
Fuel Systems Solutions, Inc. (b)	600	6,624

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Goodyear Tire & Rubber Co. (a)	32,900	$890,932
Lear Corp. (a)	1,200	132,984
Methode Electronics, Inc.	100	4,704
Modine Manufacturing Co. (b)	1,000	13,470
Remy International, Inc.	206	4,575
Tenneco, Inc. (a),(b)	100	5,742
Tower International, Inc. (a),(b)	7,100	188,860
TriMas Corp. (b)	400	12,316
Visteon Corp. (a),(b)	8,200	790,480

		2,050,687

Banking — 2.6%
Ameris Bancorp	100	2,639
Arrow Financial Corp.	302	8,199
Bancorp, Inc. (b)	2,300	20,769
Bank Mutual Corp. (a)	4,700	34,404
Bank of Kentucky Financial Corp.	100	4,905
BankUnited, Inc.	39,851	1,304,722
Beneficial Bancorp, Inc. (a),(b)	97,147	1,096,790
Blue Hills Bancorp, Inc. (a),(b)	2,400	31,728
BNC Bancorp	400	7,240
Boston Private Financial Holdings, Inc.	2,500	30,375
Central Pacific Financial Corp.	4,300	98,771
Charter Financial Corp.	2,200	25,300
Chemical Financial Corp. (a)	2,500	78,400
Citigroup, Inc. (a)	64,395	3,317,630
Citizens Financial Group, Inc. (c)	319,707	7,714,530
City Holding Co.	700	32,921
Comerica, Inc. (a)	51,900	2,342,247
Dime Community Bancshares, Inc.	1,600	25,760
EverBank Financial Corp. (a)	64,110	1,155,903
Farmers Capital Bank Corp. (b)	100	2,325
Fidelity Southern Corp.	1,900	32,072
First Busey Corp.	1,500	10,035
First Citizens BancShares, Inc. Class A (a)	5,543	1,439,462
First Community Bancshares, Inc.	900	15,777
First Connecticut Bancorp, Inc./Farmington	100	1,537
First Financial Northwest, Inc.	500	6,175
First Interstate BancSystem, Inc. Class A	5,100	141,882
First Midwest Bancorp, Inc.	100	1,737
First Republic Bank (a)	16,758	956,714
Heritage Commerce Corp.	1,000	9,130
HomeTrust Bancshares, Inc. (a),(b)	1,500	23,955
Hudson City Bancorp, Inc.	1,000	10,480
Hudson Valley Holding Corp.	1,500	38,340
Independent Bank Corp. (a)	2,500	32,075

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Independent Bank Group, Inc.	400	$15,564
Investors Bancorp, Inc.	10	117
Legacy Texas Financial Group	700	15,911
Macatawa Bank Corp.	100	535
Meridian Bancorp, Inc. (a),(b)	8,300	109,311
National Bankshares, Inc.	100	2,984
Northrim BanCorp, Inc.	100	2,454
Northwest Bancshares, Inc.	13,600	161,160
Oritani Financial Corp. (a)	2,000	29,100
Pacific Continental Corp.	100	1,322
Pacific Premier Bancorp, Inc. (b)	300	4,857
Park Sterling Corp.	400	2,840
PNC Financial Services Group, Inc. (a)	32,370	3,018,179
Preferred Bank	600	16,482
Regions Financial Corp. (a)	61,300	579,285
Renasant Corp.	1,300	39,065
S&T Bancorp, Inc.	400	11,352
Southwest Bancorp, Inc.	3,100	55,149
Square 1 Financial, Inc. (b)	600	16,062
State Bank Financial Corp.	2,600	54,600
Sterling Bancorp	5,739	76,960
SVB Financial Group (b)	900	114,336
Talmer Bancorp, Inc. Class A (a)	48,800	747,372
Territorial Bancorp, Inc. (a)	1,000	23,760
Towne Bank	2,540	40,843
Trico Bancshares	1,100	26,543
TriState Capital Holdings, Inc. (a),(b)	4,400	46,068
TrustCo Bank Corp.	700	4,816
Union Bankshares Corp. (a)	38	844
United Community Financial Corp.	200	1,092
United Financial Bancorp, Inc. (a)	20	249
Univest Corp. of Pennsylvania	1,000	19,790
Valley National Bancorp	12	113
Wells Fargo & Co. (a)	142,214	7,736,442
WesBanco, Inc.	1,500	48,870
Western Alliance Bancorp (b)	2,700	80,028
Wilshire Bancorp, Inc.	2,800	27,916
Zions BanCorp. (a)	61,949	1,672,623

		34,859,923

Biotechnology & Pharmaceuticals — 6.1%
AbbVie, Inc.	767	44,900
Achillion Pharmaceuticals, Inc. (b),(c)	19,601	193,266
Acorda Therapeutics, Inc. (b)	800	26,624
Actavis PLC (b),(c)	28,747	8,555,638
Alexion Pharmaceuticals, Inc. (a),(b)	1,300	225,290

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Anacor Pharmaceuticals, Inc. (b)	3,600	$208,260
ArQule, Inc. (b)	3,000	6,720
Array BioPharma, Inc. (b)	3,800	28,006
Biogen Idec, Inc. (a),(b),(d)	16,167	6,826,354
BioSpecifics Technologies Corp. (b)	400	15,660
Bristol-Myers Squibb Co. (d)	323	20,834
Cambrex Corp. (a),(b)	7,900	313,077
Celladon Corp. (b)	500	9,470
Cempra, Inc. (b)	100	3,431
Concert Pharmaceuticals, Inc. (b)	100	1,515
Depomed, Inc. (a),(b)	15,100	338,391
Dyax Corp. (a),(b)	39,800	666,849
Emergent Biosolutions, Inc. (b)	900	25,884
Endo International PLC (b),(c),(d)	51,509	4,620,357
Gilead Sciences, Inc. (a),(b),(d)	39,065	3,833,448
Horizon Pharma PLC (b)	1,800	46,746
Incyte Corp. (a),(b)	30,900	2,832,294
Jazz Pharmaceuticals PLC (b),(c),(d)	24,300	4,198,797
Mallinckrodt PLC (b),(c),(d)	123,563	15,649,254
Medivation, Inc. (a),(b),(c),(d)	44,300	5,717,801
Merck & Co., Inc. (a),(d)	116,700	6,707,916
Merrimack Pharmaceuticals, Inc. (b)	19,200	228,096
Momenta Pharmaceuticals, Inc. (b)	1,300	19,760
Mylan NV (b),(c),(d)	90,500	5,371,175
Omega Protein Corp. (a),(b)	2,400	32,856
Omeros Corp. (a),(b)	2,800	61,684
OncoGenex Pharmaceuticals, Inc. (b)	100	215
PDL BioPharma, Inc.	15,100	106,228
Pernix Therapeutics Holdings, Inc. (b)	600	6,414
Perrigo Co. PLC (d)	44	7,284
Pfizer, Inc. (a),(d)	98,862	3,439,409
Phibro Animal Health Corp. Class A	5,300	187,673
Portola Pharmaceuticals, Inc. (b)	500	18,980
Pozen, Inc. (a),(b)	1,700	13,124
PTC Therapeutics, Inc. (b)	416	25,314
Puma Biotechnology, Inc. (b)	200	47,222
Receptos, Inc. (b)	123	20,281
Revance Therapeutics, Inc. (b)	100	2,073
Rigel Pharmaceuticals, Inc. (a),(b)	9,100	32,487
SciClone Pharmaceuticals, Inc. (a),(b)	6,200	54,932
Sorrento Therapeutics, Inc. (b)	100	1,156
Sucampo Pharmaceuticals, Inc. Class A (b)	500	7,780
Supernus Pharmaceuticals, Inc. (b)	500	6,045
Targacept, Inc. (a),(b)	300	891
TESARO, Inc. (b)	1,300	74,620
USANA Health Sciences, Inc. (b)	900	100,008

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Valeant Pharmaceuticals International, Inc. (b)	29,722	$5,903,384
Vertex Pharmaceuticals, Inc. (a),(b),(d)	35,500	4,187,935
Vical, Inc. (b)	400	378
Xencor, Inc. (b)	800	12,256
XenoPort, Inc. (b)	2,000	14,240
Zoetis, Inc. (a)	800	37,032

		81,137,714

Chemicals — 0.2%
Air Products & Chemicals, Inc.	311	47,048
Albemarle Corp. (a)	26	1,374
Cabot Corp.	300	13,500
Calgon Carbon Corp.	4,200	88,494
Cytec Industries, Inc. (a)	4,300	232,372
Dow Chemical Co.	2,600	124,748
Ferro Corp. (b)	200	2,510
FutureFuel Corp.	100	1,027
GrafTech International Ltd. (b)	600	2,334
Innophos Holdings, Inc.	1,400	78,904
Intrepid Potash, Inc. (a),(b)	9,400	108,570
KMG Chemicals, Inc.	200	5,346
Kraton Performance Polymers, Inc. (a),(b)	1,800	36,378
Lydall, Inc. (b)	900	28,548
LyondellBasell Industries NV Class A	14,400	1,264,320
Minerals Technologies, Inc.	100	7,310
Mosaic Co.	300	13,818
OM Group, Inc. (a)	3,200	96,096
OMNOVA Solutions, Inc. (a),(b)	1,800	15,354
Orion Engineered Carbons SA	500	9,000
Quaker Chemical Corp.	500	42,820
Stepan Co.	2,000	83,320
Westlake Chemical Corp. (a)	4,800	345,312

		2,648,503

Commercial Services — 0.2%
ADT Corp. (a)	3,800	157,776
AMN Healthcare Services, Inc. (b)	1,800	41,526
ARC Document Solutions, Inc. (a),(b)	4,700	43,381
CBIZ, Inc. (b)	3,200	29,856
CDI Corp. (a)	700	9,835
Collectors Universe, Inc. (a)	1,200	27,072
Computer Task Group, Inc. (a)	5,100	37,281
CorVel Corp. (b)	100	3,441
Courier Corp.	100	2,448
CRA International, Inc. (b)	2,900	90,248
Ennis, Inc.	700	9,884

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Franklin Covey Co. (b)	200	$3,852
Hackett Group, Inc. (a)	2,700	24,138
Heidrick & Struggles International, Inc.	500	12,290
Insperity, Inc. (a)	13,100	684,999
KAR Auction Services, Inc.	14,200	538,606
Kforce, Inc.	100	2,231
Manpowergroup, Inc.	200	17,230
Navigant Consulting, Inc. (a),(b)	13,700	177,552
PRGX Global, Inc. (a),(b)	5,400	21,708
Quad/Graphics, Inc.	3,900	89,622
Resources Connection, Inc.	300	5,250
RPX Corp. (a),(b)	6,400	92,096
ServiceMaster Global Holdings, Inc. (a),(b)	14,200	479,250
TrueBlue, Inc. (b)	2,500	60,875
Viad Corp.	100	2,782

		2,665,229

Construction Materials — 0.2%
Carlisle Cos., Inc. (a)	1,200	111,156
Continental Building Products, Inc. (b)	7,300	164,907
Headwaters, Inc. (a),(b)	14,700	269,598
Patrick Industries, Inc. (b)	2,500	155,675
Trex Co., Inc. (b)	200	10,906
Universal Forest Products, Inc.	100	5,548
US Concrete, Inc. (b)	7,900	267,652
Vulcan Materials Co. (a)	15,400	1,298,220

		2,283,662

Consumer Products — 0.5%
Alliance One International, Inc. (b)	600	660
Cal-Maine Foods, Inc.	100	3,906
Central Garden and Pet Co. Class A (b)	1,800	19,116
Coca-Cola Enterprises, Inc. (a)	32,800	1,449,760
Coty, Inc. Class A	38,600	936,822
Diamond Foods, Inc. (b)	300	9,771
Female Health Co.	600	1,698
Herbalife Ltd.	100	4,276
Inventure Foods, Inc. (a),(b)	2,000	22,380
John B Sanfilippo & Son, Inc.	1,300	56,030
Mead Johnson Nutrition Co. (d)	15,726	1,580,935
Molson Coors Brewing Co. Class B	1,666	124,034
Mondelez International, Inc. Class A (a)	12,484	450,547
Nu Skin Enterprises, Inc. (a),(c)	14,648	881,956
Philip Morris International, Inc. (a)	7,600	572,508
Pilgrim’s Pride Corp. (a)	16,200	365,958
Revlon, Inc. Class A (b)	600	24,720

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Vector Group Ltd. (a)	526	$11,556

		6,516,633

Consumer Services — 0.0%
Aaron’s, Inc.	1,200	33,972
American Public Education, Inc. (b)	4,900	146,902
Bridgepoint Education, Inc. (a),(b)	2,600	25,090
Capella Education Co.	800	51,904
Career Education Corp. (b)	900	4,527
Carriage Services, Inc. (a)	1,100	26,257
DeVry Education Group, Inc.	1,400	46,704
K12, Inc. (b)	300	4,716
Nutrisystem, Inc.	1,400	27,972
Universal Technical Institute, Inc.	2,300	22,080

		390,124

Containers & Packaging — 0.8%
Berry Plastics Group, Inc. (a),(b)	82,000	2,967,580
Crown Holdings, Inc. (a),(b)	10,200	551,004
Graphic Packaging Holding Co.	3,000	43,620
MeadWestvaco Corp. (a)	56,200	2,802,694
Owens-Illinois, Inc. (b)	18,400	429,088
Rock-Tenn Co. Class A (a)	45,200	2,915,400
Sealed Air Corp. (a)	6,600	300,696
ZAGG, Inc. (b)	1,100	9,537

		10,019,619

Design Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (a),(b)	2,300	55,269
CTS Corp.	300	5,397
Flextronics International Ltd. (b)	86,000	1,090,050
Plexus Corp. (b)	1,600	65,232

		1,215,948

Distributors—Consumer Staples — 0.0%
Andersons, Inc. (a)	2,800	115,836
Sysco Corp.	200	7,546

		123,382

Distributors—Discretionary — 0.0%
ePlus, Inc. (b)	600	52,158
Insight Enterprises, Inc. (a),(b)	3,800	108,376
ScanSource, Inc. (a),(b)	2,500	101,625

		262,159

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Electrical Equipment — 0.7%
Acuity Brands, Inc.	2,600	$437,216
Allegion PLC	34,156	2,089,323
American Science & Engineering, Inc.	400	19,544
Argan, Inc. (a)	1,400	50,638
Checkpoint Systems, Inc. (a)	5,200	56,264
Eaton Corp. PLC	800	54,352
Emerson Electric Co. (a)	18,900	1,070,118
FARO Technologies, Inc. (b)	2,300	142,899
General Electric Co.	8,884	220,412
Global Power Equipment Group, Inc.	400	5,280
Houston Wire & Cable Co.	500	4,865
Ingersoll-Rand PLC	76,977	5,240,594
Itron, Inc. (b)	300	10,953
Keysight Technologies, Inc. (b)	3,100	115,165
OSI Systems, Inc. (b)	700	51,982

		9,569,605

Engineering & Construction Services — 0.4%
AECOM Technology Corp. (a),(b)	7,132	219,808
Chicago Bridge & Iron Co. NV	800	39,408
Comfort Systems USA, Inc. (a)	4,300	90,472
Dycom Industries, Inc. (a),(b)	1,900	92,796
Fluor Corp. (a)	33,200	1,897,712
Great Lakes Dredge & Dock Corp.	2,200	13,222
Jacobs Engineering Group, Inc. (a),(b)	31,000	1,399,960
KBR, Inc. (a)	78,600	1,138,128
MasTec, Inc. (b)	3,200	61,760
Mistras Group, Inc. (a),(b)	500	9,630
MYR Group, Inc. (b)	2,100	65,814
Orion Marine Group, Inc. (b)	6,200	54,932
Quanta Services, Inc. (a),(b)	14,800	422,244
Team, Inc. (b)	500	19,490
Tutor Perini Corp. (a),(b)	1,200	28,020

		5,553,396

Forest & Paper Products — 0.0%
Mercer International, Inc. (a),(b)	18,300	281,088

Gaming, Lodging & Restaurants — 0.9%
BJ’s Restaurants, Inc. (b)	3,800	191,710
Bloomin’ Brands, Inc. (a)	28,100	683,673
Bravo Brio Restaurant Group, Inc. (b)	12,600	185,094
Buffalo Wild Wings, Inc. (a),(b)	6,500	1,178,060
Caesars Acquisition Co. Class A (b)	3,800	25,840
Chipotle Mexican Grill, Inc. (a),(b)	2,900	1,886,566

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Choice Hotels International, Inc.	100	$6,407
Churchill Downs, Inc.	3,100	356,407
Cracker Barrel Old Country Store, Inc. (a)	5,000	760,700
Darden Restaurants, Inc. (a)	2,800	194,152
Denny’s Corp. (a),(b)	48,000	547,200
Diamond Resorts International, Inc. (b)	300	10,029
DineEquity, Inc. (a)	3,200	342,432
Domino’s Pizza, Inc. (a)	21,300	2,141,715
Dunkin’ Brands Group, Inc.	1,300	61,828
Hyatt Hotels Corp. Class A (a),(b)	22,700	1,344,294
Isle of Capri Casinos, Inc. (a),(b)	10,600	148,930
Jack in the Box, Inc.	1,200	115,104
La Quinta Holdings, Inc. (b)	6,500	153,920
Marriott International, Inc. Class A (a)	12,400	995,968
Monarch Casino & Resort, Inc. (b)	1,400	26,796
Morgans Hotel Group Co. (a),(b)	4,200	32,550
Papa Murphy’s Holdings, Inc. (b)	1,900	34,466
Penn National Gaming, Inc. (a),(b)	58,900	922,374
Popeyes Louisiana Kitchen, Inc. (b)	2,000	119,640
Potbelly Corp. (b)	1,300	17,810
Red Robin Gourmet Burgers, Inc. (b)	1,100	95,700
Ruby Tuesday, Inc. (b)	300	1,803
Ruth’s Hospitality Group, Inc. (a)	1,600	25,408

		12,606,576

Hardware — 1.2%
Apple, Inc. (a),(d)	85,544	10,644,240
Clearfield, Inc. (b)	600	8,892
CommScope Holding Co., Inc. (a),(b)	16,700	476,618
Comtech Telecommunications Corp. (a)	3,100	89,745
Corning, Inc.	8,000	181,440
Cray, Inc. (b)	500	14,040
Daktronics, Inc. (a)	1,100	11,891
Datalink Corp. (b)	1,300	15,652
Dolby Laboratories, Inc. Class A (a)	2,700	103,032
Dot Hill Systems Corp. (b)	1,100	5,830
DTS, Inc. (b)	800	27,256
Eastman Kodak Co. (b)	100	1,899
Electronics For Imaging, Inc. (b)	200	8,350
FLIR Systems, Inc.	100	3,128
Harmonic, Inc. (b)	1,100	8,151
Harris Corp. (a)	19,964	1,572,365
Hutchinson Technology, Inc. (b)	5,500	14,685
Imation Corp. (b)	1,800	7,254
Immersion Corp. (b)	100	918
Ixia (b)	100	1,213

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
JDS Uniphase Corp. (b)	900	$11,808
Knowles Corp. (b)	6,200	119,474
KVH Industries, Inc. (b)	600	9,072
Mercury Systems, Inc. (a),(b)	8,200	127,510
NetApp, Inc.	500	17,730
Novatel Wireless, Inc. (b)	500	2,410
QLogic Corp. (a),(b)	10,900	160,666
Quantum Corp. (b)	200	320
Rovi Corp. (b)	1,600	29,136
Sanmina Corp. (a),(b)	3,200	77,408
ShoreTel, Inc. (a),(b)	3,900	26,598
Skullcandy, Inc. (a),(b)	2,200	24,860
Super Micro Computer, Inc. (b)	1,000	33,210
Telenav, Inc. (a),(b)	1,400	11,088
TTM Technologies, Inc. (b)	2,300	20,723
ViaSat, Inc. (a),(b)	3,300	196,713
Vicor Corp. (b)	700	10,640
Vishay Precision Group, Inc. (b)	2,200	35,046
VOXX International Corp. (a),(b)	1,700	15,572
Western Digital Corp. (a),(d)	17,044	1,551,174

		15,677,757

Health Care Facilities/Services — 1.9%
Addus HomeCare Corp. (b)	300	6,906
Aetna, Inc. (a),(d)	54,000	5,752,620
Alliance HealthCare Services, Inc. (b)	1,200	26,616
Almost Family, Inc. (b)	1,100	49,181
Amedisys, Inc. (a),(b)	2,400	64,272
Brookdale Senior Living, Inc. (a),(b),(c),(d)	123,500	4,663,360
Capital Senior Living Corp. (b)	1,000	25,940
Cigna Corp. (d)	11,900	1,540,336
Digirad Corp. (a)	2,200	9,988
Envision Healthcare Holdings, Inc. (b)	2,800	107,380
Five Star Quality Care, Inc. (a),(b)	4,300	19,092
Genesis Healthcare, Inc. (b)	4,300	30,616
HCA Holdings, Inc. (a),(b)	36,739	2,763,875
Health Net, Inc. (a),(b)	900	54,441
Healthways, Inc. (b)	3,800	74,860
IPC The Hospitalist Co., Inc. (b)	1,000	46,640
Kindred Healthcare, Inc.	3	71
Laboratory Corp. of America Holdings (a),(b),(c),(d)	43,700	5,510,133
LHC Group, Inc. (b)	100	3,303
Molina Healthcare, Inc. (b)	1,100	74,019
Omnicare, Inc. (c)	2,390	184,174
Quintiles Transnational Holdings, Inc. (b),(d)	13,333	892,911
RadNet, Inc. (a),(b)	7,300	61,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Select Medical Holdings Corp. (a)	4,500	$66,735
UnitedHealth Group, Inc. (a),(d)	22,000	2,602,380
Universal American Corp. (a),(b)	1,100	11,748
US Physical Therapy, Inc.	200	9,500

		24,652,417

Home & Office Products — 0.0%
American Woodmark Corp. (a),(b)	3,700	202,501
Century Communities, Inc. (b)	800	15,464
Griffon Corp.	100	1,743
Herman Miller, Inc.	200	5,552
Hooker Furniture Corp.	500	9,525
Interface, Inc.	500	10,390
Kimball International, Inc. Class B (a)	4,300	45,064
Libbey, Inc. (a)	3,700	147,667
PGT, Inc. (b)	1,600	17,880
WCI Communities, Inc. (b)	100	2,395

		458,181

Industrial Services — 0.3%
Electro Rent Corp.	500	5,670
Furmanite Corp. (a),(b)	3,100	24,459
H&E Equipment Services, Inc. (a)	100	2,499
HD Supply Holdings, Inc. (a),(b)	103,996	3,239,995
WW Grainger, Inc.	837	197,373

		3,469,996

Institutional Financial Service — 0.1%
Cowen Group, Inc. Class A (b)	10,900	56,680
Gain Capital Holdings, Inc.	1,300	12,701
INTL. FCStone, Inc. (b)	5,900	175,407
Investment Technology Group, Inc. (b)	3,100	93,961
Lazard Ltd. Class A	6,900	362,871
Moelis & Co. Class A	3,700	111,444

		813,064

Insurance — 2.2%
American International Group, Inc.	263,290	14,425,659
AMERISAFE, Inc.	200	9,250
AmTrust Financial Services, Inc.	30	1,710
Assured Guaranty Ltd.	98,192	2,591,287
Axis Capital Holdings Ltd.	37,500	1,934,250
Crawford & Co. Class B	200	1,728
Employers Holdings, Inc.	7,400	199,726
FBL Financial Group, Inc. Class A (a)	1,200	74,412
Fidelity & Guaranty Life	700	14,840

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Genworth Financial, Inc. Class A (a),(b)	31,600	$230,996
Greenlight Capital Re Ltd. A Shares (b)	300	9,540
Hartford Financial Services Group, Inc.	26,794	1,120,525
Heritage Insurance Holdings, Inc. (b)	5,300	116,653
Lincoln National Corp.	200	11,492
Maiden Holdings Ltd.	1,900	28,177
National General Holdings Corp.	100	1,870
OneBeacon Insurance Group Ltd. Class A	700	10,647
PartnerRe Ltd.	26,100	2,984,013
Principal Financial Group, Inc. (a)	23,121	1,187,726
Prudential Financial, Inc. (a)	7,417	595,659
Selective Insurance Group, Inc.	1,500	43,575
State Auto Financial Corp.	664	16,129
Third Point Reinsurance Ltd. (b)	7,200	101,880
United Fire Group, Inc.	100	3,177
Universal Insurance Holdings, Inc.	3,600	92,124
Unum Group	5,547	187,100
Voya Financial, Inc. (a)	69,700	3,004,767

		28,998,912

Iron & Steel — 0.0%
Carpenter Technology Corp.	300	11,664
Northwest Pipe Co. (b)	100	2,295
Shiloh Industries, Inc. (b)	800	11,232
Steel Dynamics, Inc. (a)	14,900	299,490
Worthington Industries, Inc.	100	2,661

		327,342

Leisure Products — 0.0%
Arctic Cat, Inc.	200	7,264
Black Diamond, Inc. (b)	1,200	11,340
Fox Factory Holding Corp. (b)	600	9,204
JAKKS Pacific, Inc. (b)	500	3,420
Johnson Outdoors, Inc. Class A	100	3,311
Nautilus, Inc. (b)	1,000	15,270
Vista Outdoor, Inc. (b)	1,722	73,736

		123,545

Machinery — 0.1%
Alamo Group, Inc.	300	18,939
Altra Industrial Motion Corp.	700	19,348
China Yuchai International Ltd.	2,800	55,272
CIRCOR International, Inc.	2,100	114,870
Crane Co.	100	6,241
Curtiss-Wright Corp.	300	22,182
Federal Signal Corp.	100	1,579

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Flowserve Corp. (a)	4,800	$271,152
Graham Corp.	100	2,397
Hyster-Yale Materials Handling, Inc.	300	21,987
Intevac, Inc. (b)	700	4,298
ITT Corp.	1,900	75,829
Joy Global, Inc. (a)	6,600	258,588
Kadant, Inc.	300	15,783
MTS Systems Corp.	100	7,565
Parker-Hannifin Corp.	200	23,756
Rofin-Sinar Technologies, Inc. (a),(b)	4,100	99,343
Terex Corp. (a)	9,500	252,605
Titan International, Inc.	4,200	39,312
Toro Co. (a)	4,500	315,540
Xerium Technologies, Inc. (b)	1,000	16,220

		1,642,806

Manufactured Goods — 0.0%
Aegion Corp. (a),(b)	2,700	48,735
Ampco-Pittsburgh Corp. (a)	1,500	26,190
Barnes Group, Inc.	300	12,147
Chart Industries, Inc. (a),(b)	8,700	305,152
Dynamic Materials Corp. (a)	900	11,493
Gibraltar Industries, Inc. (b)	600	9,846
Insteel Industries, Inc.	300	6,489
Rogers Corp. (b)	600	49,326
RTI International Metals, Inc. (b)	300	10,773
Timken Co. (a)	4,000	168,560

		648,711

Media — 3.1%
AOL, Inc. (b)	100	3,961
Autobytel, Inc. (b)	1,000	14,770
Bankrate, Inc. (b)	1,300	14,742
Blucora, Inc. (b)	1,000	13,660
Boingo Wireless, Inc. (a),(b)	5,100	38,454
Clear Channel Outdoor Holdings, Inc. Class A (a)	8,000	80,960
Comcast Corp. Class A (c)	153,134	8,647,477
Dice Holdings, Inc. (a),(b)	11,500	102,580
DISH Network Corp. Class A (a),(b)	40,500	2,837,430
EchoStar Corp. Class A (b)	1,400	72,408
Entercom Communications Corp. Class A (b)	200	2,430
Eros International PLC (b)	700	12,229
EW Scripps Co. Class A (b)	800	22,752
Facebook, Inc. Class A (b),(c),(d)	99,170	8,153,262
Google, Inc. Class A (b),(d)	1,761	976,827
Google, Inc. Class C (b)	1,061	581,428

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Gray Television, Inc. (b)	2,700	$37,314
Harte-Hanks, Inc. (a)	4,400	34,320
HealthStream, Inc. (b)	200	5,040
Houghton Mifflin Harcourt Co. (b)	10,700	251,236
IAC/InterActiveCorp	2,300	155,181
Interpublic Group of Cos., Inc. (a)	9,100	201,292
Journal Communications, Inc. Class A (a),(b)	8,200	121,524
Liberty TripAdvisor Holdings, Inc. Class A (b)	1,200	38,148
Martha Stewart Living Omnimedia, Inc. Class A (b)	100	650
McClatchy Co. Class A (b)	1,300	2,392
MDC Partners, Inc. Class A	750	21,262
Monster Worldwide, Inc. (b)	2,500	15,850
National CineMedia, Inc. (a)	8,500	128,350
News Corp. Class A (a),(b)	55,400	886,954
Nexstar Broadcasting Group, Inc. Class A (a)	10,900	623,698
QuinStreet, Inc. (b)	300	1,785
RealD, Inc. (b)	400	5,116
RetailMeNot, Inc. (b)	400	7,204
Starz (a),(b)	13,001	447,364
TechTarget, Inc. (a),(b)	4,500	51,885
Time Warner Cable, Inc. (a)	20,700	3,102,516
Twenty-First Century Fox, Inc. Class A (a),(c)	260,544	8,816,809
Twitter, Inc. (b),(d)	11,008	551,281
VeriSign, Inc. (a),(b)	4,200	281,274
Walt Disney Co. (a),(c)	20,759	2,177,411
XO Group, Inc. (b)	3,300	58,311
Yahoo!, Inc. (a),(b)	36,400	1,617,434

		41,216,971

Medical Equipment/Devices — 2.3%
ABIOMED, Inc. (b)	700	50,106
Accuray, Inc. (b)	800	7,440
Affymetrix, Inc. (b)	24,200	303,952
Agilent Technologies, Inc. (a),(d)	114,900	4,774,095
Alere, Inc. (b)	2,600	127,140
AngioDynamics, Inc. (a),(b)	6,400	113,856
Bio-Rad Laboratories, Inc. Class A (b)	300	40,554
Boston Scientific Corp. (a),(b),(d)	318,200	5,648,050
Bruker Corp. (b)	1,100	20,317
CONMED Corp. (a)	300	15,147
CR Bard, Inc. (d)	14,600	2,443,310
CryoLife, Inc.	3,600	37,332
Cutera, Inc. (b)	600	7,752
Cyberonics, Inc. (a),(b)	5,000	324,600
Danaher Corp. (a),(d)	34,700	2,946,030
Edwards Lifesciences Corp. (b),(c),(d)	15,400	2,193,884

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Exactech, Inc. (b)	1,100	$28,193
GenMark Diagnostics, Inc. (b)	1,700	22,066
Genomic Health, Inc. (b)	500	15,275
Harvard Bioscience, Inc. (b)	600	3,492
HeartWare International, Inc. (b)	100	8,777
ICU Medical, Inc. (a),(b)	2,400	223,536
Illumina, Inc. (a),(b),(d)	19,900	3,694,236
Inogen, Inc. (b)	2,600	83,174
Luminex Corp. (a),(b)	3,500	56,000
Masimo Corp. (a),(b)	1,000	32,980
Meridian Bioscience, Inc.	1,000	19,080
Merit Medical Systems, Inc. (b)	1,000	19,250
Nanosphere, Inc. (b)	800	186
NxStage Medical, Inc. (b)	2,600	44,980
OraSure Technologies, Inc. (b)	2,300	15,042
Orthofix International NV (b)	1,700	61,013
Quidel Corp. (b)	800	21,584
RTI Surgical, Inc. (a),(b)	1,800	8,892
Sequenom, Inc. (b)	4,600	18,170
SurModics, Inc. (b)	800	20,824
Thermo Fisher Scientific, Inc. (a),(c),(d)	36,300	4,876,542
Tornier NV (b)	16,300	427,386
Vascular Solutions, Inc. (b)	800	24,256
Wright Medical Group, Inc. (a),(b)	45,700	1,179,060
Zeltiq Aesthetics, Inc. (b)	2,600	80,158

		30,037,717

Metals & Mining — 0.0%
Encore Wire Corp.	1,600	60,608
Newmont Mining Corp.	500	10,855
Stillwater Mining Co. (b)	1,600	20,672

		92,135

Oil, Gas & Coal — 2.5%
Anadarko Petroleum Corp.	794	65,751
Baker Hughes, Inc. (a)	187,706	11,934,348
California Resources Corp.	67,000	509,870
Cameron International Corp. (a),(b)	45,500	2,052,960
Carrizo Oil & Gas, Inc. (b)	200	9,930
Cheniere Energy, Inc. (a),(b)	16,100	1,246,140
Cloud Peak Energy, Inc. (a),(b)	9,900	57,618
Dawson Geophysical Co. (b)	4,576	19,540
Delek US Holdings, Inc. (a)	12,900	512,775
Diamond Offshore Drilling, Inc.	900	24,111
Dresser-Rand Group, Inc. (b),(c)	16,388	1,316,776
Dril-Quip, Inc. (a),(b)	4,300	294,077

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Energy Transfer Equity LP	1,909	$120,954
Ensco PLC Class A	28,600	602,602
EOG Resources, Inc.	1,592	145,970
Evolution Petroleum Corp. (a)	500	2,975
FMC Technologies, Inc. (a),(b)	19,200	710,592
Frank’s International NV	1,300	24,310
Gulf Island Fabrication, Inc.	300	4,458
Gulfport Energy Corp. (a),(b)	11,000	505,010
Hallador Energy Co.	300	3,507
Halliburton Co. (a)	72,800	3,194,464
Helix Energy Solutions Group, Inc. (b)	7,900	118,184
Hess Corp.	700	47,509
Marathon Petroleum Corp. (a)	18,900	1,935,171
Matrix Service Co. (b)	3,500	61,460
McDermott International, Inc. (b)	7,200	27,648
Mitcham Industries, Inc. (b)	600	2,760
MRC Global, Inc. (a),(b)	24,600	291,510
Murphy Oil Corp.	700	32,620
Nabors Industries Ltd.	30,700	419,055
National Oilwell Varco, Inc. (a)	6,900	344,931
Natural Gas Services Group, Inc. (b)	300	5,766
Newfield Exploration Co. (a),(b)	33,300	1,168,497
Newpark Resources, Inc. (b)	500	4,555
Noble Corp. PLC	400	5,712
NOW, Inc. (b)	400	8,656
Oceaneering International, Inc. (a)	5,300	285,829
Oil States International, Inc. (b)	8,600	342,022
PDC Energy, Inc. (b)	100	5,404
Penn Virginia Corp. (b)	10,400	67,392
Phillips 66	437	34,348
Pioneer Natural Resources Co.	159	25,998
QEP Resources, Inc.	3,300	68,805
Southwestern Energy Co. (a),(b)	76,000	1,762,440
Superior Energy Services, Inc.	6,000	134,040
Targa Resources Corp. (a)	300	28,737
Tesco Corp. (a)	3,900	44,343
Tidewater, Inc.	100	1,914
Unit Corp. (a),(b)	1,600	44,768
Valero Energy Corp. (a)	29,700	1,889,514
Warren Resources, Inc. (a),(b)	16,100	14,329
Weatherford International PLC (b)	10,500	129,150
Western Refining, Inc.	900	44,451
Whiting Petroleum Corp. (b)	49	1,514

		32,757,770

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Passenger Transportation — 0.1%
Hawaiian Holdings, Inc. (a),(b)	13,900	$306,147
Spirit Airlines, Inc. (a),(b)	7,038	544,460

		850,607

Real Estate — 2.1%
Agree Realty Corp.	2,600	85,722
American Realty Capital Properties, Inc. (a)	207,567	2,044,535
American Residential Properties, Inc. (a),(b)	500	8,995
American Tower Corp. (a),(d)	20,070	1,889,591
Armada Hoffler Properties, Inc. (a)	7,000	74,620
Ashford Hospitality Prime, Inc.	600	10,062
Ashford Hospitality Trust, Inc. (a)	145,784	1,402,442
Aviv REIT, Inc.	5,300	193,450
Brixmor Property Group, Inc. (a)	2,700	71,685
CBL & Associates Properties, Inc.	100	1,980
CBRE Group, Inc. (a),(b)	21,100	816,781
Cedar Realty Trust, Inc.	1,200	8,988
Columbia Property Trust, Inc.	4,800	129,696
Crown Castle International Corp. (a),(d)	14,803	1,221,840
FelCor Lodging Trust, Inc. (a)	26,400	303,336
Forest City Enterprises, Inc. Class A (a),(b)	89,704	2,289,246
Getty Realty Corp.	100	1,820
Gladstone Commercial Corp. (a)	7,200	133,992
iStar Financial, Inc. (b)	200	2,600
Kennedy-Wilson Holdings, Inc. (a)	35,597	930,506
Lamar Advertising Co. Class A (a),(c)	187,723	11,126,342
Mid-America Apartment Communities, Inc.	24	1,854
Monmouth Real Estate Investment Corp. Class A	1,400	15,554
New York REIT, Inc. (a)	188,211	1,972,451
Parkway Properties Inc/Md	38	659
Potlatch Corp.	400	16,016
QTS Realty Trust, Inc. Class A	900	32,769
Realogy Holdings Corp. (a),(b),(c)	77,843	3,540,300
Rouse Properties, Inc.	1,300	24,648
Silver Bay Realty Trust Corp.	2,000	32,320
Strategic Hotels & Resorts, Inc. (b)	44	547
Taubman Centers, Inc.	300	23,139
Urstadt Biddle Properties, Inc. Class A	1,100	25,366
Winthrop Realty Trust	1,500	24,480

		28,458,332

Recreation Facilities & Services — 0.0%
Carmike Cinemas, Inc. (a),(b)	2,000	67,200
ClubCorp Holdings, Inc.	4,000	77,440
International Speedway Corp. Class A	100	3,261

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Marcus Corp.	500	$10,645
RCI Hospitality Holdings, Inc. (b)	100	1,041
Regal Entertainment Group Class A (a)	2,800	63,952
Speedway Motorsports, Inc.	1,800	40,950
Town Sports International Holdings, Inc. (a)	3,700	25,197
Vail Resorts, Inc.	700	72,394

		362,080

Renewable Energy — 0.2%
Ameresco, Inc. Class A (b)	100	740
Broadwind Energy, Inc. (b)	1,000	5,000
First Solar, Inc. (a),(b)	19,100	1,141,989
Renewable Energy Group, Inc. (b)	1,900	17,518
REX American Resources Corp. (a),(b)	2,400	145,944
SunEdison, Inc. (a),(b),(d)	43,454	1,042,896

		2,354,087

Retail—Consumer Staples — 0.9%
CVS Health Corp. (d)	29,881	3,084,018
Dollar General Corp. (a),(b)	17,701	1,334,301
Dollar Tree, Inc. (b)	600	48,687
Ingles Markets, Inc. Class A	200	9,896
Rite Aid Corp. (a),(b),(d)	727,900	6,325,451
SUPERVALU, Inc. (a),(b)	64,500	750,135
TravelCenters of America LLC (a),(b)	13,000	226,720

		11,779,208

Retail Discretionary — 0.8%
1-800-Flowers.com, Inc. Class A (a),(b)	9,500	112,385
Asbury Automotive Group, Inc. (a),(b)	3,000	249,300
Ascena Retail Group, Inc. (a),(b)	8,700	126,237
AutoNation, Inc. (b)	100	6,433
Beacon Roofing Supply, Inc. (b)	3,300	103,290
Big 5 Sporting Goods Corp. (a)	8,000	106,160
Boise Cascade Co. (b)	200	7,492
Brown Shoe Co., Inc.	1,900	62,320
Burlington Stores, Inc. (a),(b)	35,600	2,115,352
Chegg, Inc. (b)	100	795
Chico’s FAS, Inc.	5,300	93,757
Citi Trends, Inc. (a),(b)	4,900	132,300
eBay, Inc. (b)	1,142	65,871
EVINE Live, Inc. (b)	1,100	7,381
Express, Inc. (b)	15,500	256,215
First Cash Financial Services, Inc. (b)	100	4,652
Foot Locker, Inc.	2,400	151,200
GNC Holdings, Inc. Class A	3,510	172,236

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Guess?, Inc.	100	$1,859
Haverty Furniture Cos., Inc.	100	2,488
Hibbett Sports, Inc. (b)	1,200	58,872
JC Penney Co., Inc. (b)	6,100	51,301
Kirkland’s, Inc. (b)	1,100	26,125
L Brands, Inc. (a)	34,700	3,271,863
Liberty Interactive Corp. Class A (a),(b)	12,300	359,037
Liquidity Services, Inc. (b)	500	4,940
Lowe’s Cos., Inc.	2,138	159,046
MarineMax, Inc. (a),(b)	3,100	82,181
Michaels Cos., Inc. (b)	300	8,118
New York & Co., Inc. (b)	300	750
Overstock.com, Inc. (b)	4,700	113,834
Pep Boys-Manny Moe & Jack (b)	900	8,658
PetMed Express, Inc.	1,900	31,388
Sally Beauty Holdings, Inc. (b)	1,300	44,681
Shoe Carnival, Inc.	1,200	35,328
Staples, Inc. (a)	35,500	578,117
Stein Mart, Inc.	9,100	113,295
Tiffany & Co. (a)	3,600	316,836
Tilly’s, Inc. Class A (b)	2,200	34,430
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b)	11,000	1,659,350
United Online, Inc. (a)	3,342	53,238
Urban Outfitters, Inc. (b)	1,000	45,650
Williams-Sonoma, Inc. (a)	1,958	156,072

		10,990,833

Semiconductors — 0.5%
Alpha & Omega Semiconductor Ltd. (b)	1,900	16,929
Amkor Technology, Inc. (b)	11,600	102,486
Axcelis Technologies, Inc. (a),(b)	2,500	5,950
Cabot Microelectronics Corp. (b)	1,000	49,970
Cascade Microtech, Inc. (b)	600	8,148
CEVA, Inc. (b)	700	14,924
Coherent, Inc. (b)	300	19,488
Cohu, Inc.	2,700	29,538
Cree, Inc. (a),(b)	36,900	1,309,581
Cypress Semiconductor Corp.	7,570	106,813
DSP Group, Inc. (b)	2,200	26,356
Entropic Communications, Inc. (b)	3,600	10,656
FormFactor, Inc. (a),(b)	10,600	94,022
Freescale Semiconductor Ltd. (b)	16,000	652,160
GSI Technology, Inc. (b)	518	3,056
Integrated Device Technology, Inc. (a),(b)	3,400	68,068
IPG Photonics Corp. (b)	200	18,540
Kemet Corp. (a),(b)	5,100	21,114

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
KLA-Tencor Corp. (a)	20,800	$1,212,432
Lattice Semiconductor Corp. (a),(b)	15,100	95,734
M/A-COM Technology Solutions Holdings, Inc. (b)	300	11,178
Marvell Technology Group Ltd.	1,400	20,580
Maxim Integrated Products, Inc. (a),(d)	28,439	989,962
MaxLinear, Inc. Class A (b)	400	3,252
Micron Technology, Inc. (b)	14,150	383,889
MKS Instruments, Inc.	1,100	37,191
Nanometrics, Inc. (b)	300	5,046
NeoPhotonics Corp. (b)	1,400	9,450
Newport Corp. (a),(b)	2,800	53,368
NVE Corp.	200	13,784
Oclaro, Inc. (b)	400	792
OmniVision Technologies, Inc. (a),(b)	4,000	105,480
ON Semiconductor Corp. (b)	4,200	50,862
Pericom Semiconductor Corp.	5,700	88,179
Photronics, Inc. (a),(b)	6,300	53,550
Qorvo, Inc. (a),(b)	1,987	158,364
Qualcomm, Inc. (a)	3,187	220,987
Rambus, Inc. (a),(b)	1,500	18,862
Rudolph Technologies, Inc. (a),(b)	2,800	30,856
Sigma Designs, Inc. (a),(b)	4,900	39,347
Ultra Clean Holdings, Inc. (a),(b)	3,500	25,025
Ultratech, Inc. (a),(b)	2,900	50,286
Vishay Intertechnology, Inc.	200	2,764
Xcerra Corp. (b)	300	2,667
Xilinx, Inc.	1,700	71,910

		6,313,596

Software — 0.7%
2U, Inc. (b)	1,700	43,486
Acxiom Corp. (a),(b)	1,900	35,131
Agilysys, Inc. (b)	700	6,888
Allscripts Healthcare Solutions, Inc. (b)	4,900	58,604
American Software, Inc. Class A	300	3,066
Autodesk, Inc. (a),(b)	16,700	979,288
Bazaarvoice, Inc. (b)	1,500	8,475
Calix, Inc. (b)	900	7,551
Carbonite, Inc. (b)	3,900	55,770
CDK Global, Inc.	1,433	67,007
Digi International, Inc. (b)	2,600	25,948
Ebix, Inc.	800	24,304
Envestnet, Inc. (b)	17,278	968,950
Epiq Systems, Inc.	200	3,586
inContact, Inc. (b)	4,600	50,140
Infoblox, Inc. (b)	6,500	155,155

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Informatica Corp. (a),(b)	46,800	$2,052,414
Intralinks Holdings, Inc. (b)	7,500	77,550
Limelight Networks, Inc. (a),(b)	11,100	40,293
Lionbridge Technologies, Inc. (a),(b)	3,300	18,876
Merge Healthcare, Inc. (b)	11,500	51,405
Microsoft Corp.	5,696	231,571
MicroStrategy, Inc. Class A (b)	100	16,919
Model N, Inc. (b)	3,700	44,252
Monotype Imaging Holdings, Inc.	500	16,320
Paycom Software, Inc. (b)	100	3,206
PDF Solutions, Inc. (b)	1,700	30,464
QAD, Inc. Class A	3,000	72,600
Quality Systems, Inc. (a)	3,100	49,538
Qualys, Inc. (b)	800	37,184
Rackspace Hosting, Inc. (a),(b)	6,000	309,540
RealNetworks, Inc. (a),(b)	3,300	22,209
salesforce.com, Inc. (b),(d)	9,395	627,680
Seachange International, Inc. (b)	3,100	24,335
ServiceNow, Inc. (b),(d)	5,284	416,274
Support.com, Inc. (b)	2,500	3,900
Tableau Software, Inc. Class A (b)	1,600	148,032
Veeva Systems, Inc. Class A (b)	3,100	79,143
VMware, Inc. Class A (a),(b)	22,800	1,869,828
Zendesk, Inc. (b)	1,200	27,228

		8,764,110

Specialty Finance — 0.6%
AG Mortgage Investment Trust, Inc.	200	3,768
Air Lease Corp.	500	18,870
American Capital Agency Corp. (a)	115,035	2,453,697
American Capital Mortgage Investment Corp. (a)	13,600	244,256
Annaly Capital Management, Inc.	200	2,080
Anworth Mortgage Asset Corp.	1,000	5,090
Apollo Commercial Real Estate Finance, Inc. (a)	51,900	891,642
Arbor Realty Trust, Inc. (a)	6,700	46,766
Cherry Hill Mortgage Investment Corp. (a)	1,600	28,208
Chimera Investment Corp. (a)	309,200	970,888
CIT Group, Inc.	8,405	379,234
Consumer Portfolio Services, Inc. (a),(b)	500	3,495
Dynex Capital, Inc.	13,300	112,651
Ellington Residential Mortgage REIT (a)	4,300	70,434
Essent Group Ltd. (b)	1,600	38,256
Five Oaks Investment Corp.	4,700	50,055
FNFV Group (b)	7,834	110,459
Global Cash Access Holdings, Inc. (a),(b)	17,100	130,302
Hatteras Financial Corp.	100	1,816

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
HomeStreet, Inc.	100	$1,832
Invesco Mortgage Capital, Inc.	4	62
Ladder Capital Corp. (b)	100	1,851
Meta Financial Group, Inc.	1,000	39,730
MFA Financial, Inc.	1,600	12,576
New Residential Investment Corp.	59,550	895,036
Nicholas Financial, Inc. (b)	800	11,208
On Deck Capital, Inc. (b)	556	11,837
Visa, Inc. A Shares (a),(d)	16,856	1,102,551
Walker & Dunlop, Inc. (b)	4,700	83,331
ZAIS Financial Corp. (a)	1,300	23,192

		7,745,173

Technology Services — 0.3%
Amdocs Ltd.	4,900	266,560
Ciber, Inc. (a),(b)	5,500	22,660
comScore, Inc. (b)	500	25,600
CSG Systems International, Inc.	7,700	234,003
Cubic Corp.	3,400	176,018
DST Systems, Inc. (a)	6,400	708,544
EPAM Systems, Inc. (b)	2,600	159,354
ExlService Holdings, Inc. (a),(b)	3,500	130,200
Leidos Holdings, Inc.	12,800	537,088
Luxoft Holding, Inc. (b)	12,800	662,272
Markit Ltd. (b)	22,800	613,320
NIC, Inc. (a)	2,700	47,709
Nielsen NV	893	39,801
Perficient, Inc. (a),(b)	2,200	45,518
Sabre Corp.	300	7,290
Science Applications International Corp. (a)	2,000	102,700
Sykes Enterprises, Inc. (b)	1,200	29,820
TeleTech Holdings, Inc.	200	5,090

		3,813,547

Telecommunications — 0.1%
Cincinnati Bell, Inc. (b)	1,000	3,530
Equinix, Inc.	48	11,177
FairPoint Communications, Inc. (a),(b)	3,000	52,800
General Communication, Inc. Class A (a),(b)	9,900	156,024
GTT Communications, Inc. (b)	300	5,664
Hawaiian Telcom Holdco, Inc. (b)	1,600	42,608
IDT Corp. Class B	1,300	23,075
Inteliquent, Inc.	12,500	196,750
Internap Network Services Corp. (b)	8,300	84,909
Level 3 Communications, Inc. (b)	50	2,692
Lumos Networks Corp.	1,400	21,364

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
ORBCOMM, Inc. (b)	100	$597
Premiere Global Services, Inc. (a),(b)	4,400	42,064
Shenandoah Telecommunications Co.	200	6,232
Spok Holdings, Inc. (a)	800	15,336
TeleCommunication Systems, Inc. Class A (b)	900	3,447
Vonage Holdings Corp. (b)	100	491
West Corp. (a)	16,200	546,426
Zix Corp. (a),(b)	4,800	18,864

		1,234,050

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(b)	9,200	84,824
Atlas Air Worldwide Holdings, Inc. (b)	800	34,416
Con-way, Inc.	100	4,413
Hornbeck Offshore Services, Inc. (b)	100	1,881
Hub Group, Inc. Class A (b)	400	15,716
Kirby Corp. (b)	2,300	172,615
ModusLink Global Solutions, Inc. (b)	1,600	6,160
Quality Distribution, Inc. (a),(b)	7,400	76,442
Saia, Inc. (b)	400	17,720
Scorpio Bulkers, Inc. (b)	3,400	8,058
Stamps.com, Inc. (b)	2,800	188,412
Swift Transportation Co. (b)	600	15,612
Tsakos Energy Navigation Ltd.	900	7,362
Union Pacific Corp.	3,144	340,527
USA Truck, Inc. (b)	800	22,152

		996,310

Transportation Equipment — 0.1%
Accuride Corp. (b)	700	3,262
Allison Transmission Holdings, Inc. (a)	33,600	1,073,184
Commercial Vehicle Group, Inc. (b)	100	644
Spartan Motors, Inc.	200	970
Trinity Industries, Inc.	1,500	53,265
WABCO Holdings, Inc. (b)	500	61,440

		1,192,765

Travel Lodging & Dining — 0.0%
Boyd Gaming Corp. (b)	200	2,840
Panera Bread Co. Class A (b)	100	15,999

		18,839

Utilities — 0.0%
Atmos Energy Corp. (a)	700	38,710
California Water Service Group	3,100	75,981
CenterPoint Energy, Inc. (a)	22,000	449,020

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Integrys Energy Group, Inc.	500	$36,010
Middlesex Water Co.	400	9,104
Pinnacle West Capital Corp. (a)	34	2,167
Unitil Corp.	500	17,385

		628,377

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a),(b)	8,100	44,550
Ceco Environmental Corp. (a)	42	446
Fuel Tech, Inc. (b)	100	313

		45,309

Total United States		460,827,225

TOTAL COMMON STOCK (COST $556,099,212)		585,072,162

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares	371	98,390

Total Germany		98,390

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	143	141,993

Total Republic of Korea		141,993

United States — 0.0%
Pharmaceuticals — 0.0%
Actavis PLC	87	88,044

Total United States		88,044

TOTAL PREFERRED STOCK (COST $304,626)		328,427

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 7.3%
Cayman Islands — 4.5%
ABCLO Ltd., Series 2007-1A, Class C, 2.10%, 04/15/21 (d),(e),(f)	$1,000,000	985,500
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.66%, 07/23/35 (d),(e),(f)	3,264,124	2,774,505
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.66%, 09/23/37 (d),(e),(f)	2,067,000	1,219,530

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.50%, 01/30/24 (d),(e),(f)	$500,000	$496,050
Babson CLO Ltd., Series 2013-IA, Class D, 3.76%, 04/20/25 (d),(e),(f)	300,000	294,960
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.76%, 07/21/20 (d),(e),(f)	2,000,000	1,861,400
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.93%, 04/22/27 (d),(e),(f)	700,000	665,840
Series 2015-1A, Class E, 5.43%, 04/22/27 (d),(e),(f)	700,000	626,570
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.75%, 10/15/21 (d),(e),(f)	850,000	850,170
ColumbusNova CLO Ltd., Series 2007-1A, Class E, 3.86%, 05/16/19 (d),(e),(f)	539,000	520,782
Comstock Funding Ltd., Series 2006-1A, Class C, 2.01%, 05/30/20 (d),(e),(f)	1,500,000	1,451,250
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.26%, 11/21/22 (d),(e),(f)	500,000	501,550
Cutwater Ltd., Series 2014-1A, Class C, 3.95%, 07/15/26 (d),(e),(f)	2,203,000	2,092,850
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.00%, 10/14/21 (d),(f)	1,533,000	1,535,759
Eaton Vance CDO VIII Ltd., Series 2006-8A, Class D, 3.68%, 08/15/22 (d),(e),(f)	400,000	380,840
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 3.90%, 01/16/26 (d),(e),(f)	515,000	498,571
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class D, 5.76%, 04/20/23 (d),(e),(f)	1,400,000	1,400,000
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.66%, 11/15/24 (d),(e),(f)	2,600,000	2,608,580
Golub Capital Partners CLO Ltd., Series 2011-10AR, Class DR, 4.11%, 10/20/21 (d),(e),(f)	750,000	745,875
Harbourview CDO III Ltd., Series 3A, Class A, 0.73%, 09/15/31 (d),(e),(f),(g)	2,944,999	2,650,499
ING IM CLO Ltd., Series 2013-2A, Class C, 3.76%, 04/25/25 (d),(e),(f)	429,000	417,932
JFIN CLO Ltd., Series 2007-1A, Class D, 3.06%, 07/20/21 (d),(e),(f)	1,500,000	1,471,800
Katonah Ltd., Series 2007-10A, Class E, 4.26%, 04/17/20 (d),(e),(f)	1,805,000	1,737,493
Kingsland IV Ltd., Series 2007-4A, Class E, 3.60%, 04/16/21 (d),(e),(f)	628,000	580,209
KKR Financial CLO Ltd.,
Series 10, Class D, 3.98%, 01/15/26 (d),(e),(f)	1,200,000	1,142,280

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Series 2012-1A, Class C, 4.77%, 12/15/24 (d),(e),(f)	$500,000	$503,800
LightPoint CLO V Ltd., Series 2006-5A, Class D, 3.91%, 08/05/19 (d),(e),(f)	670,000	662,094
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.01%, 07/21/26 (d),(e),(f)	3,268,000	3,132,378
Series 2014-3A, Class E, 5.51%, 07/21/26 (d),(e),(f)	2,594,000	2,313,070
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.76%, 07/20/19 (d),(e),(f)	184,256	184,237
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.25%, 01/15/24 (d),(e),(f)	350,000	350,000
Octagon Investment Partners XX Ltd.,
Series 2014-1A, Class D, 3.91%, 08/12/26 (d),(e),(f)	1,156,000	1,116,927
Series 2014-1A, Class E, 5.51%, 08/12/26 (d),(e),(f)	875,000	800,450
OZLM Funding V Ltd., Series 2013-5A, Class C, 3.76%, 01/17/26 (d),(e),(f)	2,050,000	1,957,545
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 07/17/26 (d),(e),(f)	1,300,000	1,258,140
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 0.99%, 07/03/33 (d),(e),(f)	569,597	512,638
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.57%, 03/22/37 (d),(e),(f)	3,615,873	2,711,905
Red River CLO Ltd., Series 1A, Class D, 1.90%, 07/27/18 (d),(e),(f)	5,500,000	5,395,500
Symphony CLO IX Ltd.,
Series 2012-9A, Class D, 4.50%, 04/16/22 (d),(e),(f)	3,350,000	3,366,415
Series 2012-9A, Class E, 5.25%, 04/16/22 (d),(e),(f)	1,000,000	986,000
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.86%, 07/28/21 (d),(e),(f)	1,000,000	1,003,300
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.75%, 10/15/25 (d),(e),(f)	500,000	483,750
Trapeza CDO XIII LLC, Series 2007-13A, Class A3, 0.69%, 11/09/42 (d),(e),(f)	863,000	500,540
Venture XI CDO Ltd., Series 2012-11A, Class D, 5.26%, 11/14/22 (d),(e),(f)	2,500,000	2,516,250
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.91%, 04/20/26 (d),(e),(f)	483,000	444,167

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
WhiteHorse VI Ltd.,
Series 2012-1A, Class B2L, 5.50%, 02/03/25 (d),(e),(f)	$396,000	$367,805
Series 2013-1A, Class B2L, 4.97%, 11/24/25 (d),(e),(f)	417,000	359,579

Total Cayman Islands		60,437,285

United States — 2.8%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class E, 3.82%, 02/10/20 (d),(e)	2,500,000	2,563,000
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class E, 3.75%, 04/16/21 (d),(e),(f)	436,000	401,687
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (d),(e),(g)	410,000	415,617
Countrywide Home Equity Loan Trust, Series 2004-P, Class 2A, 0.49%, 03/15/34 (d),(f)	6,849	5,907
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (d),(e)	433,000	424,816
Series 2014-C, Class D, 4.83%, 08/17/20 (d),(e)	881,000	864,702
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 06/15/22 (d),(e)	200,000	201,360
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21 (d),(e)	1,300,000	1,326,000
Education Funding LLC, Series 2006-1A, Class A2, 0.51%, 10/25/29 (d),(e),(f)	2,610,057	2,428,397
Exeter Automobile Receivables Trust,
Series 2013-2A, Class D, 6.81%, 08/17/20 (d),(e)	2,200,000	2,312,420
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(e)	400,000	401,320
Series 2014-3A, Class C, 4.17%, 06/15/20 (d),(e)	2,600,000	2,621,840
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (d),(e),(g)	180,975	185,861
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.77%, 12/20/20 (d),(e),(f)	2,284,000	2,247,456
GE Business Loan Trust, Series 2004-1, Class C, 1.37%, 05/15/32 (d),(e),(f)	50,455	47,074
GE Business Loan Trust 2004-1, Series 2004-1, Class B, 0.87%, 05/15/32 (d),(e),(f)	114,731	105,885
Harch CLO III Ltd., Series 2007-1A, Class E, 4.00%, 04/17/20 (d),(e),(f)	2,451,000	2,340,460
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A3, 0.46%, 11/25/35 (d),(f)	978,186	909,713
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.45%, 01/15/34 (d),(e),(f),(g)	1,171,722	1,118,995
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.33%, 04/25/36 (d),(f)	1,022,048	995,270

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value
Series 2006-NC4, Class A2C, 0.32%, 06/25/36 (d),(f)	$1,336,160		$1,252,650
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.30%, 06/25/37 (d),(f)	3,763,052		3,662,579
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 0.77%, 06/23/35 (d),(e),(f)	945,000		576,450
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.22%, 06/15/33 (d),(f)	167,405		156,122
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.30%, 08/25/37 (d),(f)	2,569,432		2,505,196
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.40%, 10/12/21 (d),(e),(f)	1,500,000		1,500,000
Vericrest Opportunity Loan Trust, Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (d),(e),(f)	98,070		98,060
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (d),(e),(f)	2,959,641		2,959,641
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (d),(e)	2,419,566		2,416,905

Total United States			37,045,383

TOTAL ASSET-BACKED SECURITIES (COST $97,090,421)			97,482,668

CONVERTIBLE BONDS — 0.7%
France — 0.2%
Auto Parts Manufacturing — 0.2%
Faurecia REG S, 3.25%, 01/01/18 (d)	5,468,800	EUR	2,414,463

Total France			2,414,463

Germany — 0.2%
Automobiles Manufacturing — 0.2%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (d)	1,600,000	EUR	2,465,059

Total Germany			2,465,059

Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (d)	3,600,000	EUR	4,213,089

Total Spain			4,213,089

TOTAL CONVERTIBLE BONDS (COST $9,896,183)			9,092,611

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value

BANK LOANS — 1.4%
Netherlands — 0.2%
Exploration & Production — 0.2%
Endeavour International Holding BV, 11.00%, 01/02/17 (d),(f),(g)	$2,619,844	$2,063,128

Transportation & Logistics — 0.0%
Ceva Intercompany BV, 6.50%, 03/19/21 (d),(f),(g)	110,351	103,132

Total Netherlands		2,166,260

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (d),(f),(g)	152,208	142,251
Ceva Logistics, 6.50%, 03/19/21 (d),(f),(g)	19,026	17,781
Ceva Group PLC, 6.50%, 03/19/21 (d),(f),(g)	105,663	98,751

Total United Kingdom		258,783

United States — 1.2%
Financial Services — 1.2%
MF Global Finance USA, Inc. (d),(f),(g),(h)	25,000,000	15,531,250

Publishing & Broadcasting — 0.0%
Clear Channel Communications, 6.93%, 01/30/19 (d),(f),(g)	334,527	317,650

Total United States		15,848,900

TOTAL BANK LOANS (COST $19,149,518)		18,273,943

CORPORATE BONDS & NOTES — 6.6%
Brazil — 0.6%
Banks — 0.3%
Banco Bradesco SA REG S, 5.90%, 01/16/21 (a)	1,040,000	1,094,652
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22 (a)	980,000	960,400
Banco Estado Rio Grande Sul SA REG S, 7.38%, 02/02/22	100,000	93,875
Banco Votorantim SA REG S, 7.38%, 01/21/20	770,000	791,560
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	380,000	388,550
6.20%, 04/15/20 - 12/21/21 (a)	770,000	813,600

		4,142,637

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value
Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	$410,000		$363,875
Cosan Overseas Ltd. REG S, 8.25% (i)	100,000		98,610

			462,485

Integrated Oils — 0.3%
Petrobras Global Finance BV, 5.75%, 01/20/20	3,720,000		3,458,335

Total Brazil			8,063,457

Canada — 0.2%
Aerospace & Defense — 0.1%
Bombardier, Inc.,
5.50%, 09/15/18 (d),(e)	600,000		599,250
7.50%, 03/15/25 (c),(d),(e)	700,000		690,812

			1,290,062

Oil & Gas Services — 0.0%
Sanjel Corp. REG S, 7.50%, 06/19/19 (e),(g)	200,000		127,000

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (a),(d)	1,324,000		1,383,580

Total Canada			2,800,642

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 5.90%, 09/24/19 (f)	1,101,789		964,065

Total Ecuador			964,065

France — 0.2%
Property & Casualty — 0.2%
Groupama SA REG S, 6.38% (d),(f),(i)	2,300,000	EUR	2,664,739

Total France			2,664,739

Germany — 0.3%
Banks — 0.3%
HSH Nordbank AG REG S, MTN,
0.85%, 02/14/17 (d),(f)	2,321,000	EUR	2,105,710
0.89%, 02/14/17 (d),(f)	2,094,000	EUR	1,902,580

Total Germany			4,008,290

Hong Kong — 0.0%
Casinos & Gaming — 0.0%
MCE Finance Ltd. (a),(c),(d),(e)	$214,000		200,090

Total Hong Kong			200,090

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value
Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (d)	1,350,000	EUR	$1,476,991

Total Ireland			1,476,991

Luxembourg — 0.1%
Wireless Telecommunication Services — 0.1%
Intelsat Luxembourg SA, 7.75%, 06/01/21 (c),(d)	$1,337,000		1,233,382

Total Luxembourg			1,233,382

Mexico — 0.0%
Oil & Gas Services — 0.0%
Oro Negro Drilling Pte Ltd. REG S (e)	200,000		144,000

Total Mexico			144,000

Nigeria — 0.0%
Oil & Gas Services — 0.0%
Sea Trucks Group Ltd. REG S, 9.00%, 03/26/18 (e),(g)	750,000		465,000

Total Nigeria			465,000

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc. (d),(j)	1,419,858		1,299,170

Total Poland			1,299,170

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB,
8.75%, 05/15/17 (d),(e)	598,000		618,930
11.00%, 08/15/17 (d),(e)	241,000		250,038

Total Sweden			868,968

United Kingdom — 0.2%
Financial Services — 0.1%
Depfa Funding III LP REG S, 1.72% (d),(f),(i)	1,728,000	EUR	1,044,772

Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (d),(e)	$206,000		204,198
CEVA Group PLC, 4.00%, 05/01/18 (d),(e)	1,528,180		1,386,823

			1,591,021

Total United Kingdom			2,635,793

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
United States — 4.2%
Advertising & Marketing — 0.1%
Visant Corp., 10.00%, 10/01/17 (a),(c),(d)	$1,489,000	$1,332,655

Airlines — 0.0%
American Airlines Group Co., 4.63%, 03/01/20 (d),(e)	210,000	205,669

Cable & Satellite — 0.1%
CCOH Safari LLC, 5.75%, 12/01/24 (a),(d)	303,000	312,090
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (d)	1,000,000	1,075,000

		1,387,090

Casinos & Gaming — 0.3%
Boyd Gaming Corp., 9.00%, 07/01/20 (d)	240,000	258,900
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (a),(d),(e)	1,194,000	1,053,705
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (a),(d),(e)	738,000	756,450
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (a),(c),(d),(e)	1,290,000	1,360,950
Isle of Capri Casinos, Inc., 8.88%, 06/15/20 (c),(d)	448,000	483,840
Scientific Games International, Inc., 7.00%, 01/01/22 (a),(c),(d),(e)	250,000	255,625

		4,169,470

Communications Equipment — 0.1%
Avaya, Inc.,
9.00%, 04/01/19 (a),(d),(e)	406,000	416,150
10.50%, 03/01/21 (c),(d),(e)	780,000	664,950

		1,081,100

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (d),(e)	420,000	394,800

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (d),(e)	1,700,000	1,330,250
Springleaf Finance Corp., 5.25%, 12/15/19 (c),(d)	379,000	374,736

		1,704,986

Consumer Services — 0.0%
Quad/Graphics, Inc., 7.00%, 05/01/22 (d),(e)	337,000	324,362
RR Donnelley & Sons Co., 6.00%, 04/01/24 (a),(d)	73,000	75,373

		399,735

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Containers & Packaging — 0.0%
Owens-Brockway Glass Container, Inc.,
5.00%, 01/15/22 (d),(e)	$135,000	$137,518
5.38%, 01/15/25 (c),(d),(e)	135,000	138,712

		276,230

Entertainment Resources — 0.1%
Mohegan Tribal Gaming Authority, PIK, 11.00%, 09/15/18 (a),(d),(e)	1,299,000	1,295,752

Exploration & Production — 0.1%
Antero Resources Corp., 5.63%, 06/01/23 (c),(d),(e)	200,000	198,250
Newfield Exploration Co., 5.38%, 01/01/26 (c),(d)	200,000	202,025
Oasis Petroleum, Inc., 6.50%, 11/01/21 (c),(d)	398,000	380,090
Rice Energy, Inc., 7.25%, 05/01/23 (d),(e)	189,000	189,000

		969,365

Financial Services — 0.8%
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (d),(e)	380,000	368,600
MF Global Holdings Ltd.,
02/01/16 (b),(d),(g),(h)	18,472,000	5,541,600
08/01/18 (b),(d),(g),(h)	6,000,000	1,800,000
08/08/16 (b),(d),(g),(h)	4,000,000	1,220,000
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (a),(d),(e)	1,762,000	1,845,695

		10,775,895

Food & Beverage — 0.1%
Dean Foods Co., 6.50%, 03/15/23 (c),(d),(e)	420,000	422,100
Post Holdings, Inc.,
6.75%, 12/01/21 (a),(d),(e)	115,000	116,150
7.38%, 02/15/22 (c),(d)	335,000	346,725

		884,975

Hardware — 0.1%
Real Alloy Holding, Inc., 10.00%, 01/15/19 (d),(e)	823,000	832,259

Health Care Facilities/Services — 0.2%
inVentiv Health, Inc., 11.00%, 08/15/18 (d),(e),(j)	1,089,500	1,045,920
Kindred Escrow Corp. II, 8.00%, 01/15/20 (a),(d),(e)	460,000	493,637
Universal Hospital Services, Inc., 7.63%, 08/15/20 (c),(d)	1,530,000	1,338,750

		2,878,307

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Home Improvement — 0.1%
Apex Tool Group LLC, 7.00%, 02/01/21 (d),(e)	$190,000	$178,600
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (d),(e)	570,000	460,275

		638,875

Industrial Other — 0.1%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (d),(e)	525,000	518,438

Internet Media — 0.0%
VeriSign, Inc., 5.25%, 04/01/25 (c),(d),(e)	190,000	194,275

Machinery Manufacturing — 0.0%
Renaissance Acquisition Corp., 6.88%, 08/15/21 (d),(e)	190,000	172,425

Mass Merchants — 0.0%
Family Tree Escrow LLC, 5.75%, 03/01/23 (d),(e)	105,000	110,250

Metals & Mining — 0.1%
AK Steel Corp.,
7.63%, 05/15/20 - 10/01/21 (c),(d)	1,484,000	1,239,790
8.38%, 04/01/22 (d)	27,000	22,275

		1,262,065

Pharmaceuticals — 0.0%
Endo Finance LLC / Endo Finco, Co., 5.38%, 01/15/23 (a),(d),(e)	330,000	329,175

Pipeline — 0.0%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (d),(e)	100,000	101,000

Publishing & Broadcasting — 0.6%
American Media, Inc., 11.50%, 12/15/17 (a),(d)	2,890,000	2,947,800
Knight Ridder, Inc., 5.75%, 09/01/17 (a),(d)	586,000	610,905
LBI Media, Inc.,
10.00%, 04/15/19 (d),(e)	1,985,000	2,069,362
13.50%, 04/15/20 (d),(e)	594,000	611,820
Lee Enterprises, Inc., 9.50%, 03/15/22 (a),(d),(e)	1,148,000	1,185,310
McClatchy Co., 9.00%, 12/15/22 (c),(d)	892,000	860,780

		8,285,977

Railroad — 0.0%
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (d),(e)	125,000	125,938

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Real Estate — 0.0%
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (d)	$251,000	$251,628

Retail—Consumer Discretionary — 0.6%
Claire’s Stores, Inc., 9.00%, 03/15/19 (d),(e)	2,162,000	1,962,015
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (d),(e)	6,046,000	5,758,815
Netflix, Inc., 5.50%, 02/15/22 (a),(d),(e)	200,000	204,500

		7,925,330

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (c),(d),(e)	1,273,509	1,190,731

Supermarkets — 0.1%
Rite Aid Corp., 6.13%, 04/01/23 (d),(e)	665,000	681,625
SUPERVALU, Inc., 7.75%, 11/15/22 (a),(c),(d)	245,000	260,925

		942,550

Transportation & Logistics — 0.0%
XPO Logistics, Inc., 7.88%, 09/01/19 (d),(e)	440,000	465,300

Utilities — 0.1%
AES Corp., 5.50%, 04/15/25 (d)	950,000	940,500

Wireless Telecommunication Services — 0.3%
Frontier Communications Corp., 6.88%, 01/15/25 (a),(d)	1,100,000	1,089,000
Sprint Communications, Inc., 6.00%, 11/15/22 (c),(d)	351,000	333,450
Sprint Corp.,
7.63%, 02/15/25 (c),(d)	420,000	418,425
7.88%, 09/15/23 (c),(d)	280,000	285,600
Windstream Corp.,
6.38%, 08/01/23 (c),(d)	603,000	543,791
7.50%, 06/01/22 (c),(d)	608,000	586,720
7.75%, 10/01/21 (c),(d)	247,000	246,012

		3,502,998

Total United States		55,545,743

Venezuela — 0.4%
Integrated Oils — 0.4%
Petroleos de Venezuela SA REG S, 6.00%, 05/16/24 - 11/15/26	17,327,000	5,441,321

Total Venezuela		5,441,321

TOTAL CORPORATE BONDS & NOTES (COST $94,366,133)		87,811,651

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value

SOVEREIGN DEBT— 3.1%
Argentina Boden Bonds, 7.00%, 10/03/15	$7,773,000		$7,535,923
Argentina Bonar Bonds, 7.00%, 04/17/17	4,959,000		4,822,627
Argentine Republic Government International Bond, 12/31/33 (b),(h),(k)	4,966,019		4,968,502
Ecuador Government International Bond REG S, 10.50%, 03/24/20	3,713,000		3,722,282
Hellenic Republic Government Bond, 3.00%, 02/24/24 - 02/24/42 (j)	4,608,000	EUR	2,430,829
Hellenic Republic Government Bond REG S, 3.00%, 02/24/23 - 02/24/32 (j)	512,000	EUR	285,763
Hungary Government International Bond, 5.38%, 03/25/24	$2,320,000		2,601,300
Pakistan Government International Bond REG S, 6.75%, 12/03/19 (k)	4,393,000		4,466,240
Portugal Obrigacoes do Tesouro OT REG S, 4.10%, 02/15/45 (e)	3,720,000	EUR	5,398,867
Republic of Iraq REG S, 5.80%, 01/15/28	$6,095,000		5,089,325

TOTAL SOVEREIGN DEBT (COST $40,326,911)			41,321,658

MORTGAGE-BACKED SECURITIES — 24.3%
Cayman Islands — 1.6%
Collateralized Debt Obligation (Commercial) — 1.2%
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 0.54%, 08/15/56 (d),(e),(f)	1,481,022		1,318,998
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.71%, 06/16/41 (d),(e),(f)	1,936,000		1,631,661
NorthStar Real Estate CDO Ltd., Series 2013-1A, Class B, 5.17%, 08/25/29 (d),(e),(f)	1,000,000		1,002,100
RAIT CRE CDO I Ltd., Series 2006-1A, Class A2, 0.53%, 11/20/46 (d),(e),(f),(g)	474,000		406,550
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.68%, 04/15/32 (d),(e),(f)	1,329,000		1,314,248
Series 2015-CRE3, Class D, 4.17%, 03/15/32 (d),(e),(f)	2,100,000		2,100,000
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.43%, 05/09/46 (d),(e),(f),(k)	8,016,807		7,753,855

			15,527,412

Commercial Mortgage-Backed Securities — 0.4%
PFP III Ltd., Series 2014-1, Class D, 4.27%, 06/14/31 (d),(e),(f)	5,300,000		5,315,900

Total Cayman Islands			20,843,312

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
United States — 22.7%
Collateralized Debt Obligation (Commercial) — 0.1%
Arbor Realty Mortgage Securities LLC, Series 2006-1A, Class A2, 0.57%, 01/26/42 (d),(e),(f),(k)	$887,970	$870,832

Collateralized Mortgage Obligation (Residential) — 13.1%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.75%, 05/25/35 (d),(f)	2,037,212	2,013,784
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (d)	739,604	707,875
Banc of America Funding Corp.,
Series 2006-A, Class 3A2, 2.77%, 02/20/36 (d),(f)	1,182,918	987,736
Series 2006-H, Class 2A3, 2.78%, 09/20/46 (d),(f)	5,750,493	4,922,422
Series 2006-I, Class 6A1, 0.37%, 10/20/46 (d),(f)	753,529	602,447
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.56%, 07/25/37 (d),(f)	502,277	477,113
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-7, Class 1A4, 5.50%, 10/25/35 (d)	608,134	614,033
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	3,382,885	3,477,605
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (d)	879,854	894,371
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 2.77%, 05/25/24 (d),(f),(k)	7,651,567	6,992,767
Series 2014-C03, Class 1M2, 3.17%, 07/25/24 (d),(f),(k)	10,739,817	10,105,094
Series 2014-C03, Class 2M2, 3.07%, 07/25/24 (d),(f),(k)	23,987,452	22,411,476
Series 2014-C04, Class 2M2, 5.17%, 11/25/24 (d),(f),(k)	1,365,420	1,433,418
Series 2015-C01, Class 1M2, 4.47%, 02/25/25 (d),(f),(k)	11,759,329	11,966,293
Series 2015-C01, Class 2M2, 4.72%, 02/25/25 (d),(f),(k)	16,108,671	16,458,229
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17 SEQ, 6.00%, 06/25/35 (d)	853,010	862,564
Series 2005-J2, Class 1A5, 0.67%, 04/25/35 (d),(f)	1,044,822	926,234
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.33%, 11/25/36 (d),(f)	2,284,835	2,124,212
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 08/25/35 (d)	264,930	266,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35 (d),(f)	$6,075,669	$5,468,102
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.68%, 09/25/35 (d),(f)	449,657	438,640
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.69%, 01/25/36 (d),(f)	125,503	116,254
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (d),(f),(j)	616,517	581,684
Series 2006-S4, Class A6, 5.71%, 12/25/36 (d),(f),(j)	418,634	405,028
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF3 SEQ, 4.51%, 11/25/36 (d),(f),(j)	580,556	596,870
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.56%, 07/25/35 (d),(f)	286,622	278,166
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.45%, 01/25/36 (d),(f)	1,102,615	832,695
PHH Mortgage Pass-Through Certificates Trust, Series 2008-CIM1, Class 21A2, 6.00%, 05/25/38 (d)	428,823	441,473
RALI Trust, Series 2005-QA13, Class 2A1, 3.55%, 12/25/35 (d),(f)	1,440,595	1,240,352
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.42%, 11/25/23 (d),(f),(k)	17,722,350	18,216,804
Series 2014-DN1, Class M3, 4.67%, 02/25/24 (d),(f),(k)	3,346,943	3,479,817
Series 2014-DN3, Class M2, 2.57%, 08/25/24 (d),(f),(k)	2,500,000	2,530,500
Series 2014-DN4, Class M3, 4.72%, 10/25/24 (d),(f)	3,299,885	3,412,081
Series 2014-HQ1, Class M2, 2.67%, 08/25/24 (d),(f),(k)	7,500,000	7,554,750
Series 2014-HQ2, Class M3, 3.92%, 09/25/24 (d),(f),(k)	3,909,266	3,818,571
Series 2015-DN1, Class M3, 4.32%, 01/25/25 (d),(f)	4,922,040	5,054,935
Series 2015-HQ1, Class M3, 3.97%, 03/25/25 (d),(f)	2,234,334	2,248,634
Structured Asset Securities Corp. Trust,
Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (d),(f),(j)	357,324	360,183
Series 2005-6, Class 2A1, 5.50%, 05/25/35 (d)	496,313	511,699
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 3A1A, 1.05%, 09/25/46 (d),(f)	7,105,482	5,943,735

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Series 2006-AR19, Class 1A, 0.87%, 01/25/47 (d),(f)	$3,597,249	$2,973,127
Series 2006-AR7, Class 2A, 1.11%, 07/25/46 (d),(f)	5,129,231	4,308,555
Series 2006-AR9, Class 1A, 1.13%, 08/25/46 (d),(f)	8,069,053	7,103,187
Series 2007-OA1, Class A1A, 0.83%, 02/25/47 (d),(f)	5,221,432	4,273,742
Series 2007-OA6, Class 1A, 0.94%, 07/25/47 (d),(f)	1,678,383	1,435,018
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (d)	137,018	139,758
Series 2006-13, Class A5, 6.00%, 10/25/36 (d)	470,806	487,519
Series 2007-12, Class A6, 5.50%, 09/25/37 (d)	310,809	320,445
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d)	569,650	577,055
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (d)	365,223	380,307

		173,773,879

Commercial Mortgage-Backed Securities — 8.3%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.68%, 09/15/26 (d),(e),(f)	900,000	902,520
Series 2014-ICTS, Class E, 3.12%, 06/15/28 (d),(e),(f)	900,000	896,580
Series 2014-INLD, Class D, 3.67%, 12/15/29 (d),(e),(f)	2,400,000	2,410,320
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.10%, 01/09/17 (d),(e),(f),(g)	11,925,000	11,930,962
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, 5.60%, 04/10/49 (a),(f),(k)	1,731,754	1,747,340
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.45%, 12/11/40 (d),(f),(k)	5,413,708	5,373,647
Series 2006-PW14, Class B, 5.33%, 12/11/38 (d),(e)	36,000	33,224
Series 2007-PW15, Class AM SEQ, 5.36%, 02/11/44 (k)	2,641,841	2,738,532
Series 2007-PW15, Class AMFX SEQ, 5.36%, 02/11/44 (e)	925,774	961,046
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.92%, 08/15/26 (d),(e),(f)	1,000,000	1,002,600
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (d),(f),(k)	3,517,000	2,981,361
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.02%, 12/15/27 (d),(e),(f)	3,450,000	3,463,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.17%, 02/15/31 (d),(e),(f),(k)	$1,590,000	$1,581,573
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ SEQ, 5.48%, 10/15/49 (a)	1,761,523	1,748,488
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (a)	3,251,226	3,347,137
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.03%, 12/10/49 (f),(k)	2,647,992	2,721,341
Commercial Mortgage Trust,
Series 2000-C1, Class G, 6.85%, 08/15/33 (d),(e),(f)	407,905	415,247
Series 2014-PAT, Class E, 3.33%, 08/13/27 (d),(e),(f)	4,800,000	4,814,400
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/40 (a)	646,307	667,053
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (k)	1,609,824	1,660,211
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(k)	1,076,886	1,107,254
Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(k)	1,126,578	1,167,923
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ SEQ, 5.37%, 12/15/39	1,607,871	1,568,961
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (a),(d),(f)	5,887,489	5,958,139
Series 2007-C1, Class AMFL, 0.37%, 02/15/40 (d),(f)	39,000	35,104
GCCFC Commercial Mortgage Trust,
Series 2007-GG11, Class AJ, 6.02%, 12/10/49 (d),(f)	5,170,000	5,434,187
Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (f)	1,632,369	1,554,342
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class G, 5.15%, 07/10/45 (d),(e),(f)	1,500,000	1,506,600
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (d),(f)	72,000	70,819
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.55%, 04/10/38 (d),(f)	1,009,000	992,251
Series 2007-GG10, Class AM, 5.80%, 08/10/45 (f),(k)	3,353,656	3,451,583
Hilton Mortgage Trust, Series 2014-ORL, Class F, 3.92%, 07/15/29 (e),(f)	1,410,840	1,369,220
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.92%, 11/05/30 (d),(e),(f)	3,380,145	3,380,145

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Series 2014-ORL, Class E, 3.42%, 07/15/29 (d),(e),(f),(k)	$810,000	$810,000
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.17%, 05/15/48 (e),(f)	370,175	304,025
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.33%, 01/12/43 (d),(f),(k)	1,787,000	1,756,800
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (d),(f)	3,474,891	3,550,991
Series 2006-LDP8, Class C, 5.55%, 05/15/45 (d),(f)	1,300,000	1,293,630
Series 2007-LD11, Class AM, 5.78%, 06/15/49 (f),(k)	2,932,016	3,083,015
Series 2013-JWRZ, Class E, 3.91%, 04/15/30 (d),(e),(f)	600,000	600,780
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 5.84%, 06/12/50 (f),(k)	2,792,446	2,910,008
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class AMA, 5.87%, 08/12/49 (a),(f),(k)	3,571,880	3,686,537
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class D, 4.16%, 03/15/48 (d),(e),(f),(k)	2,145,000	1,960,530
Morgan Stanley Capital I Trust,
Series 2007-HQ13, Class AM, 5.93%, 12/15/44 (f)	305,754	313,948
Series 2007-IQ14, Class AM SEQ, 5.65%, 04/15/49 (a),(f),(k)	1,419,327	1,491,003
Series 2007-IQ16, Class AJFX, 6.13%, 12/12/49 (f)	1,889,750	1,850,065
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (d),(f)	6,000,000	6,130,800
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class B, 5.36%, 12/15/44 (d),(f)	270,000	269,109
Series 2005-C22, Class C, 5.36%, 12/15/44 (d),(f)	147,000	140,018
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class D, 4.51%, 04/15/50 (d),(f)	2,125,000	1,942,888

		111,088,057

Interest Only Commercial Mortgage-Backed Securities — 1.2%
Commercial Mortgage Trust,
Series 2014-CR18, Class XA, 1.30%, 07/15/47 (d),(f),(k)	43,781,284	3,371,159
Series 2014-LC17, Class XA, 1.03%, 10/10/47 (d),(f)	5,247,558	310,131
Series 2014-UBS4, Class XA, 1.29%, 08/10/47 (d),(f),(k)	71,175,194	5,736,721

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Series 2014-UBS5, Class XA, 1.11%, 09/10/47 (d),(f)	$10,949,528	$733,618
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.12%, 04/15/50 (d),(f)	6,760,000	473,876
GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.90%, 09/10/47 (d),(f),(k)	23,743,793	1,400,884
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA, 1.13%, 08/15/47 (d),(f)	8,398,417	649,197
Series 2014-C22, Class XA, 0.99%, 09/15/47 (d),(f)	8,190,796	549,602
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.28%, 08/15/47 (d),(f)	15,869,262	1,223,520
Series 2014-C19, Class XA, 1.17%, 12/15/47 (d),(f),(k)	21,496,923	1,592,922
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.97%, 09/15/57 (d),(f)	5,404,965	350,242

		16,391,872

Total United States		302,124,640

TOTAL MORTGAGE-BACKED SECURITIES (COST $322,415,773)		322,967,952

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.1%
United States — 2.1%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.5%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (d)	14,776,361	2,547,445
Series 4123, Class IP, 4.50%, 07/15/42 (d)	4,834,433	1,052,456
Series 4141, Class HI, 3.50%, 10/15/42 (d)	12,092,793	1,975,962
Series 4172, Class PI, 3.00%, 07/15/40 (d)	20,495,384	2,014,696
Series 4194, Class GI, 4.00%, 04/15/43 (d)	12,780,141	2,406,501
Series 4257, Class IK, 4.00%, 12/15/42 (d)	13,266,312	2,638,669
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (d)	12,410,139	2,145,713
Series 2012-148, Class CI, 3.00%, 11/25/42 (d)	17,647,695	1,831,831
Series 2013-54, Class IN, 3.50%, 03/25/43 (d)	14,347,723	2,061,768
Series 2013-83, Class PI, 3.00%, 10/25/41 (d)	9,125,455	890,644

		19,565,685

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.6%
Federal Home Loan Mortgage Corp.,
Series 4094, Class SK, 5.88%, 08/15/42 (d),(f)	1,463,879	348,403
Series 4132, Class ES, 5.98%, 11/15/42 (d),(f)	5,158,495	1,209,667

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.98%, 12/25/41 (d),(f)	$9,675,975	$1,805,537
Series 2013-84, Class PS, 5.98%, 11/25/42 (d),(f)	13,108,382	2,369,995
Series 2014-73, Class AS, 5.88%, 11/25/44 (d),(f)	4,563,456	1,196,538
Government National Mortgage Association,
Series 2009-101, Class SB, 6.27%, 08/20/39 (d),(f)	3,305,480	523,258
Series 2010-61, Class SJ, 5.88%, 05/16/40 (d),(f)	3,343,861	556,084
Series 2011-56, Class SI, 6.47%, 04/20/41 (d),(f)	2,887,471	554,972

		8,564,454

Total United States		28,130,139

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $28,146,460)		28,130,139

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.2%
Financial Select Sector SPDR Fund	9,685	233,505
iShares China Large-Cap ETF	2,774	123,304
iShares MSCI Japan ETF	49,245	617,040
iShares MSCI Taiwan ETF	6,136	96,581
iShares Russell 2000 ETF	12,829	1,595,286

TOTAL EXCHANGE-TRADED FUND (COST $2,478,170)		2,665,716

RIGHTS — 0.0%
Sweden — 0.0%
Com Hem Holding AB (b)	17,723	204

TOTAL RIGHTS (COST $0)		204

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.5%
Exchange-Traded Call Options — 0.3%
American Realty Capital Property Strike Price 11.00 USD Expires 04/17/15	1,946	9,730
Apple, Inc. Strike Price 125.00 USD Expires 05/01/15	654	298,878
CBOE SPX Volatility Index Strike Price 15.00 USD Expires 04/15/15	327	57,225
CBOE SPX Volatility Index Strike Price 17.00 USD Expires 06/17/15	655	180,125
CBOE SPX Volatility Index Strike Price 18.00 USD Expires 05/20/15	322	62,790

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Contracts	Value
DAX Index Strike Price 12,200.00 EUR Expires 04/17/15	25	$14,287
Facebook, Inc. Strike Price 80.00 USD Expires 01/15/16	147	147,441
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	426	1,043,700
Imperial Tobacco Group PLC Strike Price 30.00 GBP Expires 04/17/15	17	20,174
Imperial Tobacco Group PLC Strike Price 31.00 GBP Expires 04/17/15	10	7,269
Imperial Tobacco Group PLC Strike Price 32.00 GBP Expires 04/17/15	40	17,356
Imperial Tobacco Group PLC Strike Price 33.00 GBP Expires 05/15/15	18	7,743
Lloyds Banking Group PLC Strike Price 82.00 GBP Expires 06/19/15	3,187	130,009
S&P 500 Index Strike Price 2,150.00 USD Expires 05/15/15	15	7,350
Smith & Nephew PLC Strike Price 12.50 GBP Expires 04/17/15	60	3,560
Yahoo, Inc. Strike Price 35.00 USD Expires 01/15/16	1,191	1,322,010

		3,329,647

Exchange-Traded Put Options — 0.1%
Euro Stoxx 50 Index Strike Price 3,200.00 EUR Expires 04/17/15	34	1,097
Euro Stoxx 50 Index Strike Price 3,625.00 EUR Expires 05/15/15	18	16,761
FTSE 100 Index Strike Price 6,950.00 GBP Expires 06/19/15	18	81,572
iShares Russell 2000 ETF Strike Price 110.00 USD Expires 05/15/15	196	7,056
iShares Russell 2000 ETF Strike Price 124.00 USD Expires 05/15/15	196	53,900
S&P 500 Index Strike Price 2,000.00 USD Expires 04/17/15	58	46,400
S&P 500 Index Strike Price 1,950.00 USD Expires 04/30/15	38	29,640
S&P 500 Index Strike Price 2,025.00 USD Expires 04/17/15	32	38,880
S&P 500 Index Strike Price 2,030.00 USD Expires 04/17/15	261	349,740
S&P 500 Index Strike Price 1,850.00 USD Expires 06/19/15	97	136,770
SPDR S&P 500 ETF Trust Strike Price 197.00 USD Expires 04/17/15	327	15,696

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Contracts		Value
SPDR S&P 500 ETF Trust Strike Price 207.00 USD Expires 04/10/15	983		$226,090
SPDR S&P 500 ETF Trust Strike Price 207.00 USD Expires 04/17/15	327		88,944
SPDR S&P 500 ETF Trust Strike Price 207.50 USD Expires 04/02/15	656		101,680
SPDR S&P 500 ETF Trust Strike Price 188.00 USD Expires 05/15/15	524		36,680
SPDR S&P 500 ETF Trust Strike Price 203.00 USD Expires 05/15/15	524		158,772

			1,389,678

Security Description	Notional Amount		Value

FX OTC Call Options — 0.1%
USD/BRL Currency Strike Price 2.60 BRL Expires 12/31/15 Counterparty JPMorgan Chase Bank, N.A.	1,895,400	USD	471,103
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	142,626
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	7,660,200	USD	79,791
USD/CNH Currency Strike Price 6.40 CNH Expires 11/06/17 Counterparty Morgan Stanley Capital Services LLC	8,500,000	USD	472,325
USD/CNH Currency Strike Price 6.80 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	12,140,000	USD	45,224
USD/JPY Currency Strike Price 124.00 JPY Expires 01/12/16 Counterparty Morgan Stanley Capital Services LLC	5,390,000	USD	110,186

			1,321,255

FX OTC Put Options — 0.0%
EUR/USD Currency Strike Price 1.05 USD Expires 06/30/15 Counterparty JPMorgan Chase Bank, N.A.	5,446,928	EUR	87,100
USD/BRL Currency Strike Price 2.40 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	1,895,400	USD	425

			87,525

Security Description	Contracts		Value

OTC Put Options — 0.0%
BSK/KE Strike Price 2,950.00 USD Expires 06/19/15 Counterparty Credit Suisse International	1,004		6,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Contracts	Value
BSK/KE Strike Price 3,050.00 USD Expires 04/17/15 Counterparty Credit Suisse International	1,004	$218
Financial Select Sector SPDR Fund Strike Price 21.90 USD Expires 06/17/15 Counterparty Morgan Stanley & Co. International plc	415,800	104,489
iShares Russell 2000 Index 107.95 USD Expires 06/19/15 Counterparty JPMorgan Chase Bank, N.A.	52,582	42,227
iShares Trust Strike Price 111.00 USD Expires 09/18/15 Counterparty Morgan Stanley & Co. International plc	53,200	114,003
KOSPI 200 Index Strike Price 232.83 KRW Expires 09/10/15 Counterparty JPMorgan Chase Bank, N.A.	29,389,535	46,598

		314,435

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $6,502,812)		6,442,540

TOTAL INVESTMENTS IN SECURITIES — 90.2% (COST $1,176,776,219)		1,199,589,671

TOTAL SECURITIES SOLD SHORT— (21.7)% (PROCEEDS $301,152,448)		(289,246,390)

Other Assets (l) — 31.5%		419,015,615

Net Assets — 100.0%		$1,329,358,896

Security Description	Shares	Value

SECURITIES SOLD SHORT — (21.7)%
COMMON STOCK — (17.8)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	8,700	$(42,891)

Total Argentina		(42,891)

Australia — (0.1)%
Banking — (0.0)%
Westpac Banking Corp. ADR	1,900	(56,829)

Iron & Steel — (0.1)%
BHP Billiton Ltd. ADR	19,000	(882,930)

Total Australia		(939,759)

Belgium — (0.2)%
Consumer Products — (0.2)%
Anheuser-Busch InBev NV ADR	16,700	(2,035,897)

Software — (0.0)%
Materialise NV ADR	1,400	(9,786)

Total Belgium		(2,045,683)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Bermuda — (0.1)%
Insurance — (0.0)%
Montpelier Re Holdings Ltd.	12,500	$(480,500)

Transportation & Logistics — (0.1)%
Golar LNG Ltd.	18,900	(628,992)
Knightsbridge Shipping Ltd.	700	(3,500)

		(632,492)

Total Bermuda		(1,112,992)

Brazil — (0.2)%
Banking — (0.1)%
Banco Bradesco SA ADR	39,096	(362,811)
Banco Santander Brasil SA ADR	5,300	(23,373)
Itau Unibanco Holding SA ADR	900	(9,954)

		(396,138)

Chemicals — (0.0)%
Braskem SA ADR	1,900	(13,186)

Consumer Products — (0.0)%
AMBEV SA ADR	27,100	(156,096)

Home & Office Products — (0.0)%
Gafisa SA ADR	700	(924)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	86,800	(145,824)

Oil, Gas & Coal — (0.1)%
Cosan Ltd. A Shares	3,200	(20,256)
Petroleo Brasileiro SA ADR	260,100	(1,563,201)

		(1,583,457)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	20,400	(49,572)

Telecommunications — (0.0)%
Oi SA ADR	18,970	(29,214)

Total Brazil		(2,374,411)

Canada — (1.1)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	12,400	(366,048)

Automotive — (0.0)%
Westport Innovations, Inc.	7,900	(31,126)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Banking — (0.5)%
Bank of Montreal	5,800	$(347,826)
Bank of Nova Scotia	3,700	(185,851)
Canadian Imperial Bank of Commerce	2,100	(152,250)
Royal Bank of Canada	17,500	(1,056,300)
Royal Bank of Canada	54,348	(3,271,479)
Toronto-Dominion Bank	40,794	(1,746,036)
Toronto-Dominion Bank	9,000	(385,650)

		(7,145,392)

Biotechnology & Pharmaceuticals — (0.0)%
Tekmira Pharmaceuticals Corp.	3,100	(54,126)

Hardware — (0.0)%
DragonWave, Inc.	100	(56)

Industrial Services — (0.1)%
Ritchie Bros Auctioneers, Inc.	28,500	(710,790)

Insurance — (0.0)%
Manulife Financial Corp.	25,200	(428,652)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	176,100	(549,432)

Medical Equipment/Devices — (0.0)%
Novadaq Technologies, Inc.	800	(12,992)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd.	12,300	(343,662)
AuRico Gold, Inc.	18,300	(50,691)
B2GOLD Corp.	1,100	(1,672)
Endeavour Silver Corp.	11,800	(22,420)
First Majestic Silver Corp.	15,000	(81,150)
Franco-Nevada Corp.	5,000	(242,700)
Goldcorp, Inc.	12,100	(219,252)
North American Palladium Ltd.	27,500	(5,791)
NOVAGOLD Resources, Inc.	22,900	(67,784)
Pan American Silver Corp.	10,500	(92,085)
Primero Mining Corp.	12,483	(42,817)
Rubicon Minerals Corp.	100	(95)
Sandstorm Gold Ltd.	1,700	(5,576)
Seabridge Gold, Inc.	27,100	(148,779)
Silver Standard Resources, Inc.	400	(1,812)
	1,700	(595)

		(1,326,881)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Oil, Gas & Coal — (0.1)%
Baytex Energy Corp.	11,900	$(188,020)
Cenovus Energy, Inc.	2,000	(33,760)
Crescent Point Energy Corp.	400	(8,936)
Enbridge, Inc.	9,900	(480,150)
Encana Corp.	600	(6,690)
Enerplus Corp.	600	(6,084)
Pembina Pipeline Corp.	400	(12,664)
Pengrowth Energy Corp.	17,700	(52,923)
Penn West Petroleum Ltd.	24,400	(40,260)
Precision Drilling Corp.	6,500	(41,210)
Talisman Energy, Inc.	93,700	(719,616)
TransCanada Corp.	400	(17,088)

		(1,607,401)

Real Estate — (0.1)%
Brookfield Asset Management, Inc. Class A	11,600	(621,876)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	12,900	(27,090)

Software — (0.0)%
Open Text Corp.	6,100	(322,629)

Technology Services — (0.0)%
CGI Group, Inc. Class A	4,300	(182,535)

Telecommunications — (0.1)%
BCE, Inc.	16,900	(715,884)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	16,100	(1,076,607)

Waste & Environmental Service Equipment & Facility — (0.0)%
Denison Mines Corp.	400	(316)

Total Canada		(15,179,833)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	1,500	(26,025)

Total Cayman Islands		(26,025)

Chile — (0.0)%
Consumer Products — (0.0)%
Cia Cervecerias Unidas SA ADR	100	(2,076)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	43,962	(354,334)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Retail—Consumer Staples — (0.0)%
Cencosud SA ADR	500	$(3,515)

Total Chile		(359,925)

China — (0.5)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	8,500	(105,315)

Consumer Services — (0.0)%
Tarena International, Inc. ADR	500	(4,865)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	3,700	(39,923)
China Lodging Group Ltd. ADR	200	(3,940)
Homeinns Hotel Group ADR	100	(2,367)

		(46,230)

Media — (0.3)%
58.com, Inc. ADR	3,500	(185,080)
iDreamsky Technology Ltd. ADR	200	(1,418)
Qihoo 360 Technology Co. Ltd. ADR	36,600	(1,873,920)
Qunar Cayman Islands Ltd. ADR	2,100	(86,625)
SINA Corp.	8,400	(270,144)
SouFun Holdings Ltd. ADR	5,300	(31,800)
Weibo Corp. ADR	8,000	(103,120)
Xunlei Ltd. ADR	700	(4,459)
Youku Tudou, Inc. ADR	122,700	(1,533,750)

		(4,090,316)

Oil, Gas & Coal — (0.1)%
China Petroleum & Chemical Corp. ADR	200	(15,938)
CNOOC Ltd. ADR	1,400	(198,548)
PetroChina Co. Ltd. ADR	4,900	(544,929)
Yanzhou Coal Mining Co. Ltd. ADR	2,300	(19,228)

		(778,643)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	9,100	(233,324)
ReneSola Ltd. ADR	20,700	(30,429)
Yingli Green Energy Holding Co. Ltd. ADR	32,200	(59,570)

		(323,323)

Retail Discretionary — (0.1)%
Alibaba Group Holding Ltd. ADR	6,100	(507,764)
E-Commerce China Dangdang, Inc. A Shares ADR	7,000	(66,850)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
JD.com, Inc. ADR	14,400	$(423,072)
LightInTheBox Holding Co. Ltd. ADR	1,300	(6,552)

		(1,004,238)

Software — (0.0)%
Momo, Inc. ADR	300	(3,180)
NQ Mobile, Inc. ADR	18,200	(67,886)

		(71,066)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	5,500	(97,130)
China Mobile Ltd. ADR	6,500	(422,695)

		(519,825)

Total China		(6,943,821)

Colombia — (0.1)%
Banking — (0.1)%
Bancolombia SA ADR	15,900	(625,347)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	1,700	(25,874)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	9,100	(103,012)

Total Colombia		(754,233)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	11,600	(76,444)

Total Cyprus		(76,444)

Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S ADR	2,900	(154,831)
Novo Nordisk A/S B Shares (d)	26,700	(1,425,346)

Total Denmark		(1,580,177)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	22,800	(791,844)

Software — (0.1)%
SAP SE ADR	15,900	(1,147,503)

Total Germany		(1,939,347)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	3,100	$(3,968)

Oil, Gas & Coal — (0.0)%
DryShips, Inc.	11,700	(8,892)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	1,100	(2,706)
Navios Maritime Holdings, Inc.	3,800	(15,884)
Star Bulk Carriers Corp.	1,200	(4,356)

		(22,946)

Total Greece		(35,806)

Hong Kong — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Melco Crown Entertainment Ltd. ADR	11,400	(244,644)

Total Hong Kong		(244,644)

India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	3,200	(188,448)

Technology Services — (0.0)%
Wipro Ltd. ADR	1,100	(14,652)

Total India		(203,100)

Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	90,000	(210,600)

Insurance — (0.0)%
XL Group PLC	700	(25,760)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	400	(4,028)

Total Ireland		(240,388)

Israel — (0.0)%
Chemicals — (0.0)%
Israel Chemicals Ltd.	100	(709)

Consumer Products — (0.0)%
SodaStream International Ltd.	900	(18,234)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Semiconductors — (0.0)%
Mellanox Technologies Ltd.	300	$(13,602)
On Track Innovations Ltd.	100	(149)

		(13,751)

Total Israel		(32,694)

Japan — (0.1)%
Automotive — (0.1)%
Honda Motor Co. Ltd. ADR	2,500	(81,900)
Toyota Motor Corp. ADR	1,800	(251,802)

		(333,702)

Hardware — (0.0)%
Canon, Inc. ADR	1,700	(60,129)
Nidec Corp. ADR	100	(1,672)

		(61,801)

Institutional Financial Service — (0.0)%
Nomura Holdings, Inc. ADR	1,500	(8,805)

Telecommunications — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	7,000	(215,740)
NTT Docomo, Inc. ADR	5,200	(90,636)

		(306,376)

Total Japan		(710,684)

Luxembourg — (0.0)%
Iron & Steel — (0.0)%
ArcelorMittal	3,100	(29,202)

Total Luxembourg		(29,202)

Mexico — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	12,600	(367,668)

Total Mexico		(367,668)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	19,500	(378,690)
Scorpio Tankers, Inc.	45,800	(431,436)

Total Monaco		(810,126)

Netherlands — (0.1)%
Banking — (0.0)%
ING Groep NV ADR	25,400	(371,094)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Insurance — (0.0)%
Aegon NV	13	$(103)

Semiconductors — (0.0)%
ASML Holding NV New York Shares	700	(70,721)

Specialty Finance — (0.1)%
AerCap Holdings NV	10,600	(462,690)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	50,500	(264,620)

Total Netherlands		(1,169,228)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
Seadrill Ltd.	8,400	(78,540)

Transportation & Logistics — (0.0)%
Frontline Ltd.	7,200	(16,128)

Total Norway		(94,668)

Philippines — (0.0)%
Telecommunications — (0.0)%
Philippine Long Distance Telephone Co. ADR	600	(37,494)

Total Philippines		(37,494)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	1,100	(38,654)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	800	(16,400)

Total Republic of Korea		(55,054)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	3	(30)
Banco Santander SA ADR	1	(7)

		(37)

Telecommunications — (0.0)%
Telefonica SA ADR	6,600	(94,710)

Total Spain		(94,747)

Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc.	900	(105,993)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Hardware — (0.0)%
Telefonaktiebolaget LM Ericsson ADR	100	$(1,255)

Total Sweden		(107,248)

Switzerland — (0.4)%
Asset Management — (0.0)%
UBS Group AG	6,900	(129,513)

Biotechnology & Pharmaceuticals — (0.3)%
Novartis AG (d)	33,300	(3,286,726)
Roche Holding AG	3,500	(961,772)

		(4,248,498)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	26,000	(700,180)

Total Switzerland		(5,078,191)

Taiwan — (0.0)%
Semiconductors — (0.0)%
United Microelectronics Corp. ADR	6	(15)

Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	5,000	(160,350)

Total Taiwan		(160,365)

United Kingdom — (0.1)%
Banking — (0.0)%
Barclays PLC ADR	23,828	(347,174)
Royal Bank of Scotland Group PLC ADR	2,700	(27,243)

		(374,417)

Consumer Products — (0.1)%
Unilever NV	9,723	(406,032)

Machinery — (0.0)%
CNH Industrial NV	35	(286)
Pentair PLC	2,400	(150,936)

		(151,222)

Media — (0.0)%
Pearson PLC ADR	600	(12,966)
WPP PLC ADR	100	(11,377)

		(24,343)

Total United Kingdom		(956,014)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
United States — (14.5)%
Aerospace & Defense — (0.1)%
Sturm Ruger & Co., Inc.	5,000	$(248,150)
Taser International, Inc.	26,700	(643,737)

		(891,887)

Apparel & Textile Products — (0.1)%
G-III Apparel Group Ltd.	100	(11,265)
Iconix Brand Group, Inc.	41,400	(1,393,938)
Quiksilver, Inc.	1,700	(3,145)
Wolverine World Wide, Inc.	1,700	(56,865)

		(1,465,213)

Asset Management — (0.6)%
Acacia Research Corp.	2,400	(25,680)
Artisan Partners Asset Management, Inc. Class A	16,300	(740,998)
Cohen & Steers, Inc.	700	(28,665)
Federated Investors, Inc. Class B	100	(3,389)
Home Loan Servicing Solutions Ltd.	79,400	(1,313,276)
Janus Capital Group, Inc.	176,200	(3,028,878)
Leucadia National Corp.	104,200	(2,322,618)
Medley Capital Corp.	31,400	(287,310)
Prospect Capital Corp.	1,800	(15,210)
Triangle Capital Corp.	1,700	(38,777)

		(7,804,801)

Automotive — (0.2)%
Dana Holding Corp.	6,900	(146,004)
Dorman Products, Inc.	300	(14,925)
Federal-Mogul Holdings Corp.	1,311	(17,449)
Gentherm, Inc.	200	(10,102)
Quantum Fuel Systems Technologies Worldwide, Inc.	12,600	(33,642)
Tesla Motors, Inc.	16,400	(3,095,828)

		(3,317,950)

Banking — (0.5)%
Banc of California, Inc.	5,000	(61,550)
Bank of America Corp.	195,200	(3,004,128)
Bank of the Ozarks, Inc.	10	(369)
Centerstate Banks, Inc.	25	(298)
Citigroup, Inc.	57,400	(2,957,248)
Commerce Bancshares, Inc.	100	(4,232)
ConnectOne Bancorp, Inc.	23	(447)
EverBank Financial Corp.	1,200	(21,636)
First Horizon National Corp.	1,500	(21,435)
First Niagara Financial Group, Inc.	4,300	(38,012)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
FNB Corp.	300	$(3,942)
Heritage Financial Corp.	9	(153)
MB Financial, Inc.	422	(13,213)
PacWest Bancorp	57	(2,673)
TFS Financial Corp.	2,800	(41,104)
Umpqua Holdings Corp.	7,065	(121,377)
United Bankshares, Inc.	846	(31,793)
Wells Fargo & Co.	9,100	(495,040)

		(6,818,650)

Biotechnology & Pharmaceuticals — (2.4)%
ACADIA Pharmaceuticals, Inc.	22,100	(720,239)
AcelRx Pharmaceuticals, Inc.	3,700	(14,282)
Achillion Pharmaceuticals, Inc.	9,600	(94,656)
Aegerion Pharmaceuticals, Inc.	21,500	(562,655)
Aerie Pharmaceuticals, Inc.	400	(12,536)
Amgen, Inc. (d)	15,400	(2,461,690)
Ampio Pharmaceuticals, Inc.	28,100	(211,593)
ANI Pharmaceuticals, Inc.	300	(18,765)
Antares Pharma, Inc.	6,800	(18,428)
Apricus Biosciences, Inc.	100	(187)
Aratana Therapeutics, Inc.	200	(3,202)
Arena Pharmaceuticals, Inc.	42,800	(187,036)
Arrowhead Research Corp.	13,100	(88,622)
BIND Therapeutics, Inc.	100	(549)
BioTime, Inc.	100	(497)
Bristol-Myers Squibb Co.	22,500	(1,451,250)
Catalyst Pharmaceutical Partners, Inc.	2,300	(9,959)
Celldex Therapeutics, Inc.	23,900	(666,093)
Clovis Oncology, Inc.	4,700	(348,881)
Coronado Biosciences, Inc.	5,300	(20,405)
CTI BioPharma Corp.	18,500	(33,485)
CytRx Corp.	51,900	(174,903)
Discovery Laboratories, Inc.	1,200	(1,428)
Dynavax Technologies Corp.	1,110	(24,897)
Eli Lilly & Co. (d)	36,500	(2,651,725)
Enanta Pharmaceuticals, Inc.	6,600	(202,092)
Endo International PLC	32,000	(2,870,400)
Endocyte, Inc.	20,400	(127,704)
Epizyme, Inc.	3,200	(60,096)
Exelixis, Inc.	21,800	(56,026)
Galectin Therapeutics, Inc.	2,100	(7,035)
Galena Biopharma, Inc.	57,500	(79,925)
Geron Corp.	5,300	(19,981)
Halozyme Therapeutics, Inc.	9,100	(129,948)
Heron Therapeutics, Inc.	100	(1,455)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Hospira, Inc.	34,200	$(3,004,128)
Idera Pharmaceuticals, Inc.	12,800	(47,488)
IGI Laboratories, Inc.	4,000	(32,640)
ImmunoGen, Inc.	2,500	(22,375)
Immunomedics, Inc.	2,000	(7,660)
Inovio Pharmaceuticals, Inc.	31,500	(257,040)
Intercept Pharmaceuticals, Inc.	4,600	(1,297,292)
Intrexon Corp.	900	(40,833)
Ironwood Pharmaceuticals, Inc.	2,000	(32,000)
Isis Pharmaceuticals, Inc. (d)	12,200	(776,774)
Johnson & Johnson (d)	40,700	(4,094,420)
Karyopharm Therapeutics, Inc.	3,100	(94,891)
Keryx Biopharmaceuticals, Inc.	81,800	(1,041,314)
Kite Pharma, Inc.	800	(46,144)
La Jolla Pharmaceutical Co.	200	(3,660)
Lexicon Pharmaceuticals, Inc.	7,600	(7,177)
MannKind Corp.	6,900	(35,880)
Mast Therapeutics, Inc.	3,400	(1,649)
Mylan NV	3,700	(219,595)
NanoViricides, Inc.	600	(1,350)
Neuralstem, Inc.	6,100	(11,590)
Northwest Biotherapeutics, Inc.	1,000	(7,370)
Oncothyreon, Inc.	700	(1,141)
OPKO Health, Inc.	19,000	(269,230)
Orexigen Therapeutics, Inc.	21,000	(164,430)
Organovo Holdings, Inc.	30,200	(106,908)
OXiGENE, Inc.	13,000	(18,980)
Peregrine Pharmaceuticals, Inc.	10,700	(14,445)
Perrigo Co. PLC	8,900	(1,473,395)
Pfizer, Inc.	32,500	(1,130,675)
Progenics Pharmaceuticals, Inc.	3,200	(19,136)
Provectus Biopharmaceuticals, Inc. Class A	2,000	(1,630)
Raptor Pharmaceutical Corp.	4,700	(51,089)
Relypsa, Inc.	700	(25,249)
Repros Therapeutics, Inc.	13,300	(114,247)
Retrophin, Inc.	200	(4,792)
Rexahn Pharmaceuticals, Inc.	20,800	(15,184)
Salix Pharmaceuticals Ltd.	19,000	(3,283,390)
Sarepta Therapeutics, Inc.	27,700	(367,856)
StemCells, Inc.	3,400	(3,468)
Sunesis Pharmaceuticals, Inc.	200	(490)
Synergy Pharmaceuticals, Inc.	47,800	(220,836)
Synta Pharmaceuticals Corp.	27,000	(52,380)
Synthetic Biologics, Inc.	8,000	(17,520)
Tenax Therapeutics, Inc.	4,200	(13,692)
TG Therapeutics, Inc.	500	(7,740)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
TherapeuticsMD, Inc.	14,400	$(87,120)
Theravance, Inc.	19,500	(306,540)
Threshold Pharmaceuticals, Inc.	4,100	(16,646)
Tonix Pharmaceuticals Holding Corp.	1,200	(7,584)
Vanda Pharmaceuticals, Inc.	19,600	(182,280)
Venaxis, Inc.	100	(46)
VIVUS, Inc.	40,900	(100,614)
XOMA Corp.	14,500	(52,780)
ZIOPHARM Oncology, Inc.	200	(2,154)
Zogenix, Inc.	2,900	(3,973)

		(32,553,535)

Chemicals — (0.3)%
Balchem Corp.	2,900	(160,602)
FMC Corp.	4,400	(251,900)
Marrone Bio Innovations, Inc.	100	(387)
Platform Specialty Products Corp.	9,500	(243,770)
Polypore International, Inc.	28,900	(1,702,210)
Rentech, Inc.	5,900	(6,608)
Sensient Technologies Corp.	100	(6,888)
Sigma-Aldrich Corp.	6,500	(898,625)
Trinseo SA	600	(11,880)
Tronox Ltd. Class A	3,300	(67,089)

		(3,349,959)

Commercial Services — (0.1)%
Brady Corp. Class A	100	(2,829)
Care.com, Inc.	1,800	(13,644)
Corporate Executive Board Co.	400	(31,944)
HMS Holdings Corp.	41,900	(647,355)
InterCloud Systems, Inc.	11,100	(24,420)
Robert Half International, Inc.	1,000	(60,520)
Sotheby’s	400	(16,904)

		(797,616)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	14,100	(232,791)
Martin Marietta Materials, Inc.	30	(4,194)
USG Corp.	1,000	(26,700)

		(263,685)

Consumer Products — (0.1)%
22nd Century Group, Inc.	2,000	(1,720)
Church & Dwight Co., Inc.	900	(76,878)
Darling Ingredients, Inc.	5,500	(77,055)
Dean Foods Co.	1,300	(21,489)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Elizabeth Arden, Inc.	400	$(6,240)
HRG Group, Inc.	3,700	(46,176)
Keurig Green Mountain, Inc.	9,900	(1,106,127)
Senomyx, Inc.	1,600	(7,056)
Snyder’s-Lance, Inc.	1,600	(51,136)
TreeHouse Foods, Inc.	2,200	(187,044)

		(1,580,921)

Consumer Services — (0.0)%
Weight Watchers International, Inc.	7,000	(48,930)

Distributors—Consumer Staples — (0.0)%
United Natural Foods, Inc.	3,200	(246,528)

Distributors—Discretionary — (0.0)%
Fastenal Co.	1,100	(45,578)

Electrical Equipment — (0.0)%
Capstone Turbine Corp.	59,400	(38,610)
Cognex Corp.	800	(39,672)
Mobileye NV	200	(8,406)
Revolution Lighting Technologies, Inc.	6,400	(7,104)

		(93,792)

Engineering & Construction Services — (0.0)%
Kratos Defense & Security Solutions, Inc.	3,800	(21,014)
Willbros Group, Inc.	100	(331)

		(21,345)

Gaming, Lodging & Restaurants — (0.2)%
Caesars Entertainment Corp.	10,700	(112,671)
Pinnacle Entertainment, Inc.	10,600	(382,554)
Scientific Games Corp. Class A	2,500	(26,175)
Wynn Resorts Ltd.	12,500	(1,573,500)
Yum! Brands, Inc.	659	(51,876)
Zoe’s Kitchen, Inc.	500	(16,645)

		(2,163,421)

Hardware — (0.5)%
3D Systems Corp.	24,400	(669,048)
Aerohive Networks, Inc.	3,300	(14,718)
Alliance Fiber Optic Products, Inc.	500	(8,710)
Aruba Networks, Inc.	94,300	(2,309,407)
Ciena Corp.	1,600	(30,896)
Control4 Corp.	600	(7,188)
Digital Ally, Inc.	300	(3,825)
Emulex Corp.	15,700	(125,129)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
ExOne Co.	9,400	$(128,310)
Extreme Networks, Inc.	800	(2,528)
Gigamon, Inc.	300	(6,372)
GoPro, Inc. Class A	1,300	(56,433)
Lexmark International, Inc. Class A	1,200	(50,808)
MicroVision, Inc.	8,800	(30,184)
Neonode, Inc.	6,700	(21,239)
Procera Networks, Inc.	2,800	(26,292)
Riverbed Technology, Inc.	65,665	(1,373,055)
Ruckus Wireless, Inc.	5,800	(74,646)
Silicon Graphics International Corp.	200	(1,738)
Stratasys Ltd.	17,600	(928,928)
Synaptics, Inc.	1,700	(138,219)
Turtle Beach Corp.	2,300	(4,278)
Ubiquiti Networks, Inc.	12,500	(369,375)
Uni-Pixel, Inc.	4,400	(30,800)
VeriFone Systems, Inc.	1	(35)
Violin Memory, Inc.	5,600	(21,112)
Vocera Communications, Inc.	400	(3,968)

		(6,437,241)

Health Care Facilities/Services — (0.5)%
Acadia Healthcare Co., Inc.	5,200	(372,320)
Adeptus Health, Inc. Class A	300	(15,066)
AmerisourceBergen Corp. (d)	18,300	(2,080,161)
BioScrip, Inc.	23,200	(102,776)
Brookdale Senior Living, Inc.	11,206	(423,139)
Diplomat Pharmacy, Inc.	600	(20,748)
Express Scripts Holding Co. (d)	16,100	(1,396,997)
NeoStem, Inc.	14,600	(37,084)
Quest Diagnostics, Inc. (d)	26,300	(2,021,155)
UnitedHealth Group, Inc.	100	(11,829)

		(6,481,275)

Home & Office Products — (0.4)%
Beazer Homes USA, Inc.	16,800	(297,696)
Cenveo, Inc.	400	(856)
Green Brick Partners, Inc.	3,600	(29,790)
Hovnanian Enterprises, Inc. Class A	97,600	(347,456)
KB Home	40,500	(632,610)
M/I Homes, Inc.	1,300	(30,992)
Masonite International Corp.	100	(6,726)
MDC Holdings, Inc.	25,900	(738,150)
Meritage Homes Corp.	1,400	(68,096)
Ryland Group, Inc.	8,600	(419,164)
Snap-on, Inc.	12,500	(1,838,250)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Taylor Morrison Home Corp. Class A	7,000	$(145,950)
TRI Pointe Homes, Inc.	74,800	(1,154,164)
William Lyon Homes Class A	3,100	(80,042)

		(5,789,942)

Industrial Services — (0.0)%
Titan Machinery, Inc.	1,400	(18,690)

Institutional Financial Service — (0.3)%
FXCM, Inc. Class A	12,800	(27,264)
Goldman Sachs Group, Inc.	17,000	(3,195,490)
Intercontinental Exchange, Inc.	31	(7,231)
Morgan Stanley	26,900	(960,061)
RCS Capital Corp. Class A	17,200	(183,008)

		(4,373,054)

Insurance — (0.1)%
American International Group, Inc.	19,300	(1,057,447)
HCI Group, Inc.	900	(41,283)
Markel Corp.	300	(230,688)
MBIA, Inc.	14,100	(131,130)
Torchmark Corp.	49	(2,691)

		(1,463,239)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	161,800	(723,246)
AM Castle & Co.	700	(2,555)
Cliffs Natural Resources, Inc.	56,700	(272,727)
Walter Energy, Inc.	93,400	(57,908)

		(1,056,436)

Leisure Products — (0.0)%
Callaway Golf Co.	400	(3,812)
Winnebago Industries, Inc.	4,500	(95,670)

		(99,482)

Machinery — (0.0)%
Adept Technology, Inc.	2,000	(12,300)
Arotech Corp.	700	(2,177)
Colfax Corp.	1,500	(71,595)
Mueller Water Products, Inc. Class A	400	(3,940)
Oshkosh Corp.	600	(29,274)
Power Solutions International, Inc.	400	(25,716)

		(145,002)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Manufactured Goods — (0.0)%
Proto Labs, Inc.	4,700	$(329,000)

Media — (1.1)%
Alliance Data Systems Corp.	1,159	(343,354)
Angie’s List, Inc.	19,400	(113,878)
Borderfree, Inc.	200	(1,202)
Cablevision Systems Corp. Class A	600	(10,980)
Coupons.com, Inc.	3,800	(44,612)
Covisint Corp.	22	(45)
Cumulus Media, Inc. Class A	71,200	(175,864)
Demand Media, Inc.	160	(915)
Dex Media, Inc.	2,100	(8,799)
DreamWorks Animation SKG, Inc. Class A	7,600	(183,920)
Everyday Health, Inc.	1,300	(16,718)
Liberty Media Corp.	33	(1,272)
Lions Gate Entertainment Corp.	9,600	(325,632)
LiveDeal, Inc.	1,400	(4,410)
Marin Software, Inc.	2,400	(15,096)
Media General, Inc.	900	(14,841)
MeetMe, Inc.	5,700	(10,602)
Millennial Media, Inc.	44,200	(64,090)
Orbitz Worldwide, Inc.	100,300	(1,169,498)
Pandora Media, Inc.	155,700	(2,523,897)
Rocket Fuel, Inc.	15,500	(142,600)
Tremor Video, Inc.	100	(234)
Twitter, Inc.	53,800	(2,694,304)
Yahoo!, Inc.	69,713	(3,097,697)
Yelp, Inc.	63,900	(3,025,665)
YOU On Demand Holdings, Inc.	700	(1,491)
Zillow Group, Inc. Class A	45	(4,513)

		(13,996,129)

Medical Equipment/Devices — (1.0)%
Abaxis, Inc.	11,800	(756,498)
Biolase, Inc.	3,646	(7,365)
BioTelemetry, Inc.	3,600	(31,860)
Cepheid	200	(11,380)
Cerus Corp.	10,600	(44,202)
Cytori Therapeutics, Inc.	900	(1,062)
DENTSPLY International, Inc. (d)	66,200	(3,368,918)
EnteroMedics, Inc.	1,900	(1,738)
Exact Sciences Corp.	4,300	(94,686)
Foundation Medicine, Inc.	100	(4,811)
IDEXX Laboratories, Inc.	1,500	(231,720)
ImmunoCellular Therapeutics Ltd.	7,900	(3,831)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
IsoRay, Inc.	18,700	$(29,359)
Medtronic PLC (d)	84,039	(6,554,202)
Navidea Biopharmaceuticals, Inc.	10,600	(16,854)
Pacific Biosciences of California, Inc.	1,600	(9,344)
QIAGEN NV	3	(76)
Rockwell Medical, Inc.	12,800	(139,904)
Rosetta Genomics Ltd.	100	(307)
Sirona Dental Systems, Inc.	16,100	(1,448,839)
Spectranetics Corp.	5,400	(187,704)
Stereotaxis, Inc.	1,400	(2,884)
Sunshine Heart, Inc.	200	(848)
TearLab Corp.	6,800	(13,532)
Unilife Corp.	8,300	(33,283)
Varian Medical Systems, Inc. (d)	6,600	(620,994)

		(13,616,201)

Metals & Mining — (0.1)%
Gold Resource Corp.	4,600	(14,674)
Golden Star Resources Ltd.	13,500	(3,271)
Hecla Mining Co.	51,900	(154,662)
McEwen Mining, Inc.	8,800	(8,976)
Midway Gold Corp.	6,200	(1,984)
Molycorp, Inc.	95,200	(36,681)
Noranda Aluminum Holding Corp.	5,000	(14,850)
Paramount Gold and Silver Corp.	6,600	(6,666)
Royal Gold, Inc.	3,000	(189,330)
Thompson Creek Metals Co., Inc.	28,400	(37,488)
Ur-Energy, Inc.	800	(760)
Uranerz Energy Corp.	2,200	(2,442)
Uranium Energy Corp.	20,600	(30,900)
US Silica Holdings, Inc.	11,500	(409,515)

		(912,199)

Oil, Gas & Coal — (1.3)%
Abraxas Petroleum Corp.	600	(1,950)
Alon USA Energy, Inc.	1,300	(21,541)
Alpha Natural Resources, Inc.	132,800	(132,787)
American Eagle Energy Corp.	100	(18)
Antero Resources Corp.	5,400	(190,728)
Approach Resources, Inc.	1,100	(7,249)
Arch Coal, Inc.	194,800	(194,781)
Basic Energy Services, Inc.	8,000	(55,440)
Bill Barrett Corp.	5,600	(46,480)
Bonanza Creek Energy, Inc.	11,000	(271,260)
Clayton Williams Energy, Inc.	100	(5,063)
Clean Energy Fuels Corp.	8,200	(43,747)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Cobalt International Energy, Inc.	167,800	$(1,578,998)
Comstock Resources, Inc.	34,700	(123,879)
Dresser-Rand Group, Inc.	1,500	(120,525)
Eclipse Resources Corp.	13,800	(77,556)
Emerald Oil, Inc.	64,700	(47,878)
Enbridge Energy Management LLC	1	(36)
Energy XXI Ltd.	114,589	(417,104)
EnLink Midstream LLC	400	(13,016)
EP Energy Corp. Class A	700	(7,336)
EXCO Resources, Inc.	183,400	(335,622)
Flotek Industries, Inc.	14,400	(212,256)
FMSA Holdings, Inc.	2,500	(18,100)
FX Energy, Inc.	5,100	(6,375)
Gastar Exploration, Inc.	600	(1,572)
Goodrich Petroleum Corp.	7,500	(26,625)
Halcon Resources Corp.	63,900	(98,406)
Halliburton Co.	152,396	(6,687,136)
Harvest Natural Resources, Inc.	300	(134)
Hercules Offshore, Inc.	30,900	(12,953)
ION Geophysical Corp.	13,100	(28,427)
Jones Energy, Inc.	900	(8,082)
Kinder Morgan, Inc.	36,284	(1,526,105)
Kosmos Energy Ltd.	2,900	(22,939)
LinnCo LLC	19,401	(185,668)
Magnum Hunter Resources Corp.	116,566	(311,231)
Matador Resources Co.	600	(13,152)
Midstates Petroleum Co., Inc.	25,100	(21,335)
Miller Energy Resources, Inc.	2,600	(1,625)
Northern Oil and Gas, Inc.	10,000	(77,100)
Nuverra Environmental Solutions, Inc.	9,670	(34,425)
Oasis Petroleum, Inc.	27,300	(388,206)
Pacific Drilling SA	14,100	(54,849)
Parker Drilling Co.	5,800	(20,242)
PBF Energy, Inc. Class A	28,200	(956,544)
Peabody Energy Corp.	168,300	(828,036)
PetroQuest Energy, Inc.	6,400	(14,720)
Pioneer Natural Resources Co.	300	(49,053)
Resolute Energy Corp.	4,600	(2,592)
Rex Energy Corp.	4,100	(15,252)
Rice Energy, Inc.	23,100	(502,656)
Ring Energy, Inc.	100	(1,062)
Rosetta Resources, Inc.	6,400	(108,928)
RPC, Inc.	800	(10,248)
Sanchez Energy Corp.	32,500	(422,825)
SandRidge Energy, Inc.	42,700	(76,006)
Seventy Seven Energy, Inc.	2,500	(10,375)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
SM Energy Co.	200	$(10,336)
Synergy Resources Corp.	800	(9,480)
Transocean Ltd.	41,000	(601,470)
Triangle Petroleum Corp.	14,200	(71,426)
Ultra Petroleum Corp.	19,300	(301,659)
W&T Offshore, Inc.	47,300	(241,703)
ZaZa Energy Corp.	520	(848)

		(17,685,156)

Real Estate — (1.8)%
Alexandria Real Estate Equities, Inc.	5,800	(568,632)
American Realty Capital Properties, Inc.	321,460	(3,166,381)
AvalonBay Communities, Inc.	3,500	(609,875)
BioMed Realty Trust, Inc.	11,300	(256,058)
Boston Properties, Inc.	400	(56,192)
Brandywine Realty Trust	2,300	(36,754)
Camden Property Trust	38,300	(2,992,379)
Campus Crest Communities, Inc.	38,100	(272,796)
CBL & Associates Properties, Inc.	55,371	(1,096,346)
CubeSmart	300	(7,245)
CyrusOne, Inc.	100	(3,112)
DDR Corp.	7,600	(141,512)
Duke Realty Corp.	100	(2,177)
Education Realty Trust, Inc.	30,400	(1,075,552)
Equity Residential	2,200	(171,292)
Essex Property Trust, Inc.	10,700	(2,459,930)
Extra Space Storage, Inc.	3,100	(209,467)
Federal Realty Investment Trust	3,100	(456,351)
Gaming and Leisure Properties, Inc.	32	(1,180)
Government Properties Income Trust	6,700	(153,095)
Gramercy Property Trust, Inc.	14,575	(409,120)
HCP, Inc.	1,800	(77,778)
Health Care REIT, Inc. (d)	28,700	(2,220,232)
Hersha Hospitality Trust	52,702	(340,982)
Host Hotels & Resorts, Inc.	300	(6,054)
Kilroy Realty Corp.	1,200	(91,404)
Kimco Realty Corp.	5,300	(142,305)
Kite Realty Group Trust	3,150	(88,736)
LaSalle Hotel Properties	3,000	(116,580)
National Retail Properties, Inc.	19,800	(811,206)
New York REIT, Inc.	27,000	(282,960)
Pebblebrook Hotel Trust	3,200	(149,024)
Physicians Realty Trust	2,300	(40,503)
Public Storage	7,600	(1,498,264)
Realty Income Corp.	30,300	(1,563,480)
Regency Centers Corp.	7,300	(496,692)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
STAG Industrial, Inc.	3,500	$(82,320)
Summit Hotel Properties, Inc.	700	(9,849)
Sunstone Hotel Investors, Inc.	30,981	(516,453)
UDR, Inc.	1,500	(51,045)
Ventas, Inc.	4,900	(357,798)
Vornado Realty Trust	2,900	(324,800)
Washington Real Estate Investment Trust	100	(2,763)

		(23,416,674)

Recreation Facilities & Services — (0.1)%
Life Time Fitness, Inc.	17,000	(1,206,320)
SFX Entertainment, Inc.	2,700	(11,043)

		(1,217,363)

Renewable Energy — (0.3)%
American Superconductor Corp.	10	(65)
Ascent Solar Technologies, Inc.	700	(784)
Enphase Energy, Inc.	7,800	(102,882)
FuelCell Energy, Inc.	76,000	(95,000)
Gevo, Inc.	2,400	(482)
Pacific Ethanol, Inc.	29,800	(321,542)
Plug Power, Inc.	73,200	(189,588)
Silver Spring Networks, Inc.	3,500	(31,290)
SolarCity Corp.	60,700	(3,112,696)
Solazyme, Inc.	20,100	(57,486)
Vivint Solar, Inc.	3,300	(40,062)

		(3,951,877)

Retail—Consumer Staples — (0.1)%
Fairway Group Holdings Corp.	1,800	(12,186)
Roundy’s, Inc.	12,700	(62,103)
Whole Foods Market, Inc.	21,500	(1,119,720)

		(1,194,009)

Retail Discretionary — (0.5)%
Aeropostale, Inc.	30,600	(106,182)
American Apparel, Inc.	21,600	(15,146)
bebe stores, Inc.	1,000	(3,630)
Best Buy Co., Inc.	3,300	(124,707)
Blyth, Inc.	900	(6,831)
Bon-Ton Stores, Inc.	12,600	(87,696)
Build-A-Bear Workshop, Inc.	100	(1,965)
Builders FirstSource, Inc.	1,000	(6,670)
Cabela’s, Inc.	32,900	(1,841,742)
Container Store Group, Inc.	6,200	(118,110)
Ethan Allen Interiors, Inc.	100	(2,764)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Francesca’s Holdings Corp.	8,500	$(151,300)
Lumber Liquidators Holdings, Inc.	5,200	(160,056)
Nordstrom, Inc.	2,300	(184,736)
Office Depot, Inc.	3	(28)
PHH Corp.	2,700	(65,259)
Sears Holdings Corp.	5,600	(231,728)
Tile Shop Holdings, Inc.	2,500	(30,275)
Tractor Supply Co.	34,100	(2,900,546)
Wayfair, Inc. Class A	1,000	(32,120)

		(6,071,491)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	88,600	(237,448)
ANADIGICS, Inc.	200	(272)
Applied Micro Circuits Corp.	15,700	(80,070)
Applied Optoelectronics, Inc.	500	(6,940)
Atmel Corp.	5,400	(44,442)
Brooks Automation, Inc.	300	(3,489)
Cavium, Inc.	3,200	(226,624)
Inphi Corp.	100	(1,783)
InvenSense, Inc.	36,400	(553,644)
Lam Research Corp.	6,500	(456,527)
ParkerVision, Inc.	2,500	(2,075)
Pixelworks, Inc.	20,100	(100,902)
QuickLogic Corp.	8,000	(15,440)
Rubicon Technology, Inc.	4,000	(15,760)
Semtech Corp.	200	(5,329)
Universal Display Corp.	17,300	(808,775)
Vitesse Semiconductor Corp.	2,100	(11,151)

		(2,570,671)

Software — (0.7)%
A10 Networks, Inc.	5,000	(21,650)
Advent Software, Inc.	5,200	(229,372)
Amber Road, Inc.	400	(3,700)
ANSYS, Inc.	2,000	(176,380)
Benefitfocus, Inc.	2,900	(106,691)
Brightcove, Inc.	2,400	(17,592)
Castlight Health, Inc. Class B	1,500	(11,640)
Cerner Corp. (d)	29,300	(2,146,518)
ChannelAdvisor Corp.	6,500	(62,985)
Cornerstone OnDemand, Inc.	9,100	(262,899)
Datawatch Corp.	1,200	(8,148)
Dealertrack Technologies, Inc.	14,700	(566,244)
Digital Turbine, Inc.	592	(1,930)
FireEye, Inc.	9,500	(372,875)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Glu Mobile, Inc.	126,500	$(633,765)
Guidewire Software, Inc.	400	(21,044)
HubSpot, Inc.	400	(15,960)
Imperva, Inc.	6,600	(281,820)
Jack Henry & Associates, Inc.	1,000	(69,890)
Jive Software, Inc.	9,500	(48,735)
KEYW Holding Corp.	2,300	(18,929)
LogMeIn, Inc.	6,700	(375,133)
Manhattan Associates, Inc.	700	(35,427)
Mitek Systems, Inc.	4,000	(12,640)
OPOWER, Inc.	600	(6,078)
Rally Software Development Corp.	1,000	(15,690)
Rosetta Stone, Inc.	100	(761)
salesforce.com, Inc.	900	(60,129)
Solera Holdings, Inc.	36,500	(1,885,590)
Splunk, Inc.	12,800	(757,760)
Tangoe, Inc.	2,100	(28,980)
Textura Corp.	1,500	(40,770)
Ultimate Software Group, Inc.	200	(33,991)
Varonis Systems, Inc.	1,000	(25,660)
VirnetX Holding Corp.	8,600	(52,374)
Vringo, Inc.	59,900	(38,959)
Zynga, Inc. Class A	136,700	(389,595)

		(8,838,304)

Specialty Finance — (0.4)%
Ally Financial, Inc.	21,500	(451,070)
Altisource Portfolio Solutions SA	200	(2,574)
Altisource Residential Corp.	200	(4,172)
Apollo Residential Mortgage, Inc.	14,600	(232,870)
Ares Commercial Real Estate Corp.	5,700	(62,985)
ARMOUR Residential REIT, Inc.	210,335	(666,762)
Blackstone Mortgage Trust, Inc. Class A	4,200	(119,154)
CIT Group, Inc.	400	(18,048)
Colony Financial, Inc.	3,800	(98,496)
Credit Acceptance Corp.	200	(39,000)
CYS Investments, Inc.	20,700	(184,437)
Ellie Mae, Inc.	3,000	(165,930)
Encore Capital Group, Inc.	2,300	(95,657)
Flagstar Bancorp, Inc.	1,100	(15,961)
Higher One Holdings, Inc.	800	(1,936)
JAVELIN Mortgage Investment Corp.	6,210	(46,948)
JG Wentworth Co. Class A	800	(8,312)
LendingClub Corp.	11,700	(229,905)
MoneyGram International, Inc.	3,700	(31,968)
Nationstar Mortgage Holdings, Inc.	18,300	(453,291)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
New York Mortgage Trust, Inc.	7,500	$(58,200)
Newcastle Investment Corp.	17	(82)
NorthStar Realty Finance Corp.	5,400	(97,848)
Ocwen Financial Corp.	60,500	(499,125)
Orchid Island Capital, Inc.	2,900	(38,396)
PRA Group, Inc.	45	(2,444)
RAIT Financial Trust	21,400	(146,804)
Redwood Trust, Inc.	15,800	(282,346)
Regional Management Corp.	2,300	(33,948)
Stonegate Mortgage Corp.	2,100	(22,722)
Walter Investment Management Corp.	32,200	(520,030)
Western Asset Mortgage Capital Corp.	55,235	(832,944)
Xoom Corp.	14,700	(215,943)

		(5,680,308)

Technology Services — (0.1)%
Bottomline Technologies de, Inc.	800	(21,896)
CoStar Group, Inc.	100	(19,783)
Cyan, Inc.	400	(1,596)
Gartner, Inc.	800	(67,080)
iGATE Corp.	4,600	(196,236)
MarketAxess Holdings, Inc.	100	(8,290)
Rentrak Corp.	200	(11,112)
Spherix, Inc.	800	(669)
Thomson Reuters Corp.	18,700	(758,472)
Zayo Group Holdings, Inc.	6,800	(190,128)

		(1,275,262)

Telecommunications — (0.1)%
8x8, Inc.	1,700	(14,280)
Alaska Communications Systems Group, Inc.	600	(1,008)
Consolidated Communications Holdings, Inc.	800	(16,320)
DigitalGlobe, Inc.	15,200	(517,864)
Global Eagle Entertainment, Inc.	2,800	(37,268)
Globalstar, Inc.	10,300	(34,299)
Gogo, Inc.	51,000	(972,060)
Intelsat SA	400	(4,800)
NTELOS Holdings Corp.	600	(2,880)
Sprint Corp.	12,800	(60,672)
WidePoint Corp.	100	(132)

		(1,661,583)

Transportation & Logistics — (0.1)%
Baltic Trading Ltd.	31,700	(47,233)
Landstar System, Inc.	1,000	(66,300)
Nordic American Tankers Ltd.	60,600	(721,746)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Odyssey Marine Exploration, Inc.	1,500	$(1,050)
XPO Logistics, Inc.	14,700	(668,409)

		(1,504,738)

Transportation Equipment — (0.0)%
Clean Diesel Technologies, Inc.	600	(1,092)
Greenbrier Cos., Inc.	800	(46,400)
Navistar International Corp.	10,300	(303,850)
Wabash National Corp.	7,500	(105,750)

		(457,092)

Utilities — (0.1)%
Aqua America, Inc.	1,600	(42,160)
Atlantic Power Corp.	59,800	(168,038)
Exelon Corp.	100	(3,361)
Laclede Group, Inc.	9,700	(496,834)
NorthWestern Corp.	400	(21,516)
NRG Energy, Inc.	18,400	(463,496)
NRG Yield, Inc. Class A	1,700	(86,241)
Pepco Holdings, Inc.	100	(2,683)

		(1,284,329)

Waste & Environmental Service Equipment & Facility — (0.0)%
CLARCOR, Inc.	400	(26,424)
US Ecology, Inc.	1,200	(59,964)
Vertex Energy, Inc.	600	(2,220)

		(88,608)

Total United States		(193,079,166)

TOTAL COMMON STOCK (PROCEEDS $250,711,148)		(236,882,028)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.2)%
Canada — (0.0)%
Restaurants — (0.0)%
1011778 BC ULC / New Red Finance, Inc. (d),(e)	$520,000	(544,050)

Total Canada		(544,050)

United States — (0.2)%
Casinos & Gaming — (0.1)%
Scientific Games International, 10.00%, 12/01/22 (d),(e)	760,000	(720,100)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Consumer Products — (0.1)%
American Achievement Corp., 10.88%, 04/15/16 (d),(e)	$790,000	$(778,150)

Exploration & Production — (0.0)%
California Resources Corp., 6.00%, 11/15/24 (d),(e)	785,000	(695,706)

Semiconductors — (0.0)%
Amkor Technology, Inc., 6.38%, 10/01/22 (d)	250,000	(260,000)

Total United States		(2,453,956)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $2,924,043)		(2,998,006)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (3.7)%
Alerian MLP ETF	14,529	(240,746)
Consumer Staples Select Sector SPDR Fund	4,848	(236,291)
Energy Select Sector SPDR Fund	1,915	(148,566)
Financial Select Sector SPDR Fund	269,316	(6,493,209)
Health Care Select Sector SPDR Fund (d)	69,800	(5,060,500)
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,468	(2,734,580)
iShares MSCI Emerging Markets ETF	1,717	(68,903)
iShares Nasdaq Biotechnology ETF	6,112	(2,099,044)
iShares Russell 2000 ETF	42,181	(5,245,207)
iShares U.S. Healthcare ETF (d)	3,900	(601,848)
iShares U.S. Healthcare Providers ETF (d)	4,700	(625,382)
SPDR S&P 500 ETF Trust (d)	27,600	(5,697,468)
SPDR S&P Biotech ETF (d)	11,800	(2,660,900)
SPDR S&P Regional Banking ETF	185,734	(7,583,519)
Vanguard FTSE Developed Markets ETF	247,808	(9,870,193)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $47,517,257)		(49,366,356)

TOTAL SECURITIES SOLD SHORT — (21.7)% (PROCEEDS $301,152,448)		$(289,246,390)

Footnote Legend:

(a)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(b)	Non-income producing.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition, “Other Assets” may include pending sales that are also on loan.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of March 31, 2015.
(g)	Security considered illiquid.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2015. Maturity date presented is the ultimate maturity.
(k)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(l)	Assets, other than investments in securities, less liabilities.

Options Written Contracts Outstanding at March 31, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Apple, Inc.	131.00 USD	05/01/15	1,308	$(313,862)	$(289,068)	$24,794
CBOE SPX Volatility Index	20.00 USD	04/15/15	327	(14,702)	(14,715)	(13)
CBOE SPX Volatility Index	22.00 USD	06/17/15	655	(98,880)	(101,525)	(2,645)
CBOE SPX Volatility Index	24.00 USD	05/20/15	322	(51,546)	(27,370)	24,176
Microsoft Corp.	46.00 USD	05/15/15	10	(740)	(70)	670
Phillips 66	82.50 USD	05/15/15	4	(712)	(620)	92
Qualcomm, Inc.	72.50 USD	04/17/15	8	(1,030)	(168)	862

				$(481,472)	$(433,536)	$47,936

Exchange-Traded Put Options Written
iShares Russell 2000 ETF	115.00 USD	05/15/15	196	$(12,928)	$(15,288)	$(2,360)
iShares Russell 2000 ETF	119.00 USD	05/15/15	196	(23,708)	(26,068)	(2,360)
S&P 500 Index	1,930.00 USD	04/17/15	116	(92,447)	(24,128)	68,319
S&P 500 Index	1,550.00 USD	06/19/15	97	(90,210)	(17,945)	72,265
Smith & Nephew PLC	11.50 GBP	04/17/15	36	(33,685)	(18,691)	14,994
SPDR S&P 500 ETF Trust	201.00 USD	04/17/15	327	(20,915)	(32,700)	(11,785)
SPDR S&P 500 ETF Trust	203.00 USD	04/17/15	327	(30,070)	(46,761)	(16,691)
SPDR S&P 500 ETF Trust	206.00 USD	04/10/15	983	(120,867)	(179,889)	(59,022)
SPDR S&P 500 ETF Trust	206.50 USD	04/02/15	656	(31,461)	(64,944)	(33,483)
SPDR S&P 500 ETF Trust	193.00 USD	05/15/15	524	(70,718)	(62,356)	8,362

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
SPDR S&P 500 ETF Trust	198.00 USD	05/15/15	524	$(114,209)	$(98,512)	$15,697

				$(641,218)	$(587,282)	$53,936

	Counterparty	Strike	Expiration Date	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	550,000 USD	$(35,530)	$(136,703)	$(101,173)
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	510,000 USD	(57,911)	(126,479)	(68,568)
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	835,400 USD	(75,787)	(207,330)	(131,543)
USD/CNH Currency	Morgan Stanley Capital Services LLC	7.40 CNH	11/06/17	2,490,000 USD	(67,230)	(46,002)	21,228
USD/CNH Currency	Morgan Stanley Capital Services LLC	7.40 CNH	11/06/17	5,340,000 USD	(142,551)	(98,655)	43,896
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/05/15	820,000 USD	(10,820)	(8,565)	2,255
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	800,000 USD	(4,880)	(2,989)	1,891
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	2,000,000 USD	(10,410)	(7,473)	2,937
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	2,720,000 USD	(50,578)	(41,536)	9,042
USD/CNH Currency	JPMorgan Chase Bank, N.A.	6.80 CNH	11/05/15	9,340,000 USD	(57,348)	(34,900)	22,448
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	4,860,200 USD	(62,794)	(73,879)	(11,085)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/05/15	2,590,000 USD	(23,877)	(26,936)	(3,059)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	1,759,800 USD	(19,622)	(26,751)	(7,129)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/06/17	670,000 USD	(23,628)	(37,242)	(13,614)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/05/15	4,250,200 USD	(30,261)	(44,108)	(13,847)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

	Counterparty	Strike	Expiration Date	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	600,000 USD	$(4,578)	$(3,345)	$1,233
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	600,000 USD	(1,851)	(918)	933
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	900,000 USD	(4,104)	(5,017)	(913)
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	900,000 USD	(1,318)	(1,376)	(58)
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	3,890,000 USD	(31,587)	(21,693)	9,894
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	3,890,000 USD	(12,759)	(5,952)	6,807

					$(729,424)	$(957,849)	$(228,425)

FX OTC Put Options Written
USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.40 BRL	12/31/15	1,895,400 USD	$(55,558)	$(426)	$55,132
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	900,000 USD	(3,987)	(3,511)	476
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	600,000 USD	(5,052)	(2,340)	2,712
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	3,890,000 USD	(33,376)	(15,166)	18,210

					$(97,973)	$(21,443)	$76,530

OTC Put Options Written
Financial Select Sector SPDR Fund	Morgan Stanley & Co. International plc	18.25 USD	06/17/15	415,800	$(41,413)	$(23,432)	$17,981
iShares Russell 2000 Index	JPMorgan Chase Bank, N.A.	89.96 USD	06/19/15	52,582	(25,639)	(6,886)	18,753
iShares Trust	Morgan Stanley & Co. International plc	92.00 USD	09/18/15	53,200	(47,326)	(26,870)	20,456

					$(114,378)	$(57,188)	$57,190

Total Options Written Outstanding					$(2,064,465)	$(2,057,298)	$7,167

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Reverse Repurchase Agreements Outstanding at March 31, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (Europe) Limited	(2.00)%	02/25/15	N/A	$3,619,361	$3,612,525
Credit Suisse Securities (USA) LLC	1.50%	02/04/15	05/04/15	4,961,000	4,972,592
Credit Suisse Securities (USA) LLC	1.50%	02/04/15	05/04/15	2,882,000	2,888,734
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	958,000	958,667
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	1,970,000	1,971,371
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	2,161,000	2,162,504
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	1,054,000	1,054,734
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	346,000	346,241
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	928,000	928,646
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	2,156,000	2,157,501
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	1,308,000	1,308,910
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	2,312,000	2,313,609
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	557,000	557,388
J.P. Morgan Securities LLC	N/A	03/25/15	04/07/15	1,761,349	1,761,349
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.52%	03/09/15	04/09/15	5,401,000	5,406,245
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.58%	03/19/15	04/21/15	1,970,000	1,971,124
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.58%	03/19/15	04/21/15	5,975,000	5,978,409
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.67%	03/06/15	04/08/15	3,901,000	3,905,705
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.67%	03/26/15	04/27/15	8,993,000	8,995,503
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.67%	03/26/15	04/27/15	12,082,000	12,085,363
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.67%	03/19/15	06/19/15	887,000	887,535
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.67%	03/25/15	04/24/15	2,624,000	2,624,852
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.68%	03/19/15	04/21/15	4,154,000	4,156,520
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.68%	03/19/15	04/21/15	2,691,000	2,692,633
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.68%	03/20/15	04/22/15	2,702,000	2,703,513
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/04/15	04/07/15	515,000	515,709
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/02/15	04/02/15	84,000	84,124
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/04/15	04/07/15	1,923,000	1,925,647
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/23/15	04/02/15	281,000	281,124
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78%	03/19/15	04/21/15	567,000	567,364
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78%	03/23/15	04/23/15	2,093,000	2,093,931
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	01/29/15	04/29/15	5,004,000	5,019,512
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.84%	03/17/15	06/17/15	779,000	779,597
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.85%	01/30/15	04/30/15	3,983,000	3,995,486
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/05/15	05/05/15	1,821,000	1,826,175
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/06/15	05/06/15	4,250,000	4,261,857
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/06/15	05/06/15	4,815,000	4,828,434
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/06/15	05/06/15	7,576,000	7,597,137
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.87%	03/05/15	06/05/15	965,000	966,353
Royal Bank of Canada	1.00%	02/17/15	05/18/15	1,141,000	1,142,363
Royal Bank of Canada	1.48%	02/17/15	08/17/15	3,032,000	3,037,369
Royal Bank of Canada	1.50%	02/17/15	05/18/15	974,000	975,745

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	1.61%	02/26/15	05/26/15	$1,444,000	$1,446,197

Total Reverse Repurchase Agreements Outstanding				$119,600,710	$119,746,297

Futures Contracts Outstanding at March 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
3 Month Euro Swiss Interest RT	308	LIF	77,585,563 CHF	09/19/16	$(47,914)
90 Day Eurodollar	377	CME	93,264,324 USD	06/13/16	14,901
90 Day Sterling	627	ICE	77,754,990 GBP	12/16/15	152,397
Brent Crude	8	ICE	471,259 USD	05/14/15	(21,578)
CAC40 10 Euro	58	Euronext	2,910,809 EUR	04/17/15	10,828
Cocoa	98	ICE	2,629,977 USD	05/13/15	15,043
Coffee	60	ICE	3,196,097 USD	07/21/15	(133,847)
Coffee	31	ICE	1,930,891 USD	05/18/15	(385,929)
Cotton No. 2	35	ICE	1,115,365 USD	05/06/15	(11,115)
Euro Stoxx 50	75	Eurex	2,693,354 EUR	06/19/15	32,145
Euro-BTP	267	Eurex	37,296,224 EUR	06/08/15	256,593
Euro-Oat	63	Eurex	9,732,611 EUR	06/08/15	105,954
Gold 100 Oz	69	COMEX	8,316,800 USD	06/26/15	(152,720)
Hang Seng Index	44	HKFE	54,025,556 HKD	04/29/15	111,219
IBEX 35 Index	37	MEFF	4,039,801 EUR	04/17/15	227,533
Live Cattle	91	CME	5,328,038 USD	06/30/15	216,592
Long Gilt	280	ICE	33,225,916 GBP	06/26/15	866,430
Mex Bolsa Index	336	MexDer	146,428,827 MXN	06/19/15	1,981
Nasdaq 100 E-Mini	27	CME	2,360,247 USD	06/19/15	(22,317)
Nikkei 225	81	OSE	1,504,500,850 JPY	06/11/15	429,476
NY Harbor ULSD	30	NYMEX	2,264,823 USD	04/30/15	(112,743)
OMXS30 Index	519	Nasdaq OMX	85,706,882 SEK	04/17/15	39,865
S&P 500 E-Mini	64	CME	6,612,409 USD	06/19/15	(17,849)
Soybean Meal	120	CBOT	3,875,475 USD	05/14/15	46,125
Soybean Oil	241	CBOT	4,793,661 USD	07/14/15	(366,009)
Sugar 11	58	ICE	925,212 USD	04/30/15	(150,239)
Topix Index	4	OSE	60,729,448 JPY	06/11/15	8,426
U.S. Treasury 10-Year Note	429	CBOT	54,873,303 USD	06/19/15	427,479

					$1,540,727

Short Futures
3 Month Euribor	1,673	ICE	418,228,812 EUR	09/14/15	$(22,783)
90 Day Bank Bill	151	SFE	150,269,568 AUD	09/10/15	(36,895)
90 Day Eurodollar	18	CME	4,468,691 USD	09/14/15	(9,709)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	17	CME	4,229,506 USD	06/15/15	$(6,469)
90 Day Eurodollar	14	CME	3,466,658 USD	12/14/15	(10,417)
90 Day Eurodollar	38	CME	9,399,933 USD	03/14/16	(20,267)
90 Day Eurodollar	37	CME	9,130,252 USD	06/13/16	(24,473)
90 Day Eurodollar	37	CME	9,106,999 USD	09/19/16	(29,688)
90 Day Eurodollar	35	CME	8,596,255 USD	12/19/16	(30,808)
90 Day Eurodollar	7	CME	1,709,870 USD	06/19/17	(10,555)
90 Day Eurodollar	7	CME	1,711,920 USD	03/13/17	(10,955)
90 Day Eurodollar	7	CME	1,699,307 USD	12/18/17	(17,005)
90 Day Eurodollar	8	CME	1,946,130 USD	09/18/17	(17,671)
90 Day Eurodollar	6	CME	1,459,147 USD	03/19/18	(10,703)
90 Day Eurodollar	5	CME	1,205,150 USD	12/16/19	(13,788)
90 Day Eurodollar	9	CME	2,172,314 USD	09/16/19	(23,123)
90 Day Eurodollar	4	CME	970,540 USD	09/17/18	(7,760)
90 Day Eurodollar	2	CME	483,707 USD	12/17/18	(5,068)
90 Day Eurodollar	2	CME	482,945 USD	06/17/19	(5,230)
90 Day Eurodollar	5	CME	1,211,875 USD	03/16/20	(6,438)
90 Day Eurodollar	5	CME	1,211,557 USD	06/15/20	(6,130)
90 Day Eurodollar	3	CME	724,742 USD	03/18/19	(7,970)
90 Day Eurodollar	6	CME	1,459,172 USD	06/18/18	(9,403)
Australian 10-Year Bond	48	SFE	6,253,135 AUD	06/15/15	(87,790)
Banker’s Acceptance	380	CDE	94,100,926 CAD	09/19/16	(19,797)
Canada 10-Year Bond	202	CDE	28,933,854 CAD	06/19/15	79,250
CBOE Volatility Index	248	CFE	4,494,741 USD	05/20/15	74,141
DAX Index	10	Eurex	3,010,234 EUR	06/19/15	8,182
Euro Stoxx 50	1,605	Eurex	57,526,652 EUR	06/19/15	(807,404)
Euro-Bund	277	Eurex	43,521,500 EUR	06/08/15	(489,261)
FTSE 100 Index	119	ICE	8,095,170 GBP	06/19/15	133,565
FTSE/JSE Top 40	340	Safex	158,985,700 ZAR	06/18/15	103,578
FTSE/MIB Index	11	IDEM	1,229,780 EUR	06/19/15	(27,107)
Gasoil	70	ICE	3,867,433 USD	09/10/15	96,183
Gasoline RBOB	11	NYMEX	853,375 USD	04/30/15	35,635
Japan 10-Year Bond	142	OSE	20,817,079,300 JPY	06/11/15	(735,071)
Lean Hogs	107	CME	3,177,199 USD	06/12/15	(67,041)
Low Sulphur Gasoil	33	ICE	1,779,786 USD	06/11/15	47,286
Nasdaq 100 E-Mini	112	CME	9,833,079 USD	06/19/15	134,999
Natural Gas	51	NYMEX	1,404,247 USD	04/28/15	57,847
Natural Gas	114	NYMEX	3,389,677 USD	10/28/15	65,437
S&P 500 E-Mini	1,214	CME	125,746,672 USD	06/19/15	656,112
S&P/TSX 60 Index	79	CDE	13,693,106 CAD	06/18/15	16,869
SGX CNX Nifty	28	SGX	483,172 USD	04/30/15	4,988
Silver	27	COMEX	2,203,817 USD	05/27/15	(36,913)
Soybean Oil	290	CBOT	5,621,176 USD	05/14/15	333,316
SPI 200	106	SFE	15,446,306 AUD	06/18/15	(115,462)
Sugar 11	335	ICE	5,233,652 USD	06/30/15	708,740

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Swiss Market Index	47	Eurex	4,261,879 CHF	06/19/15	$32,320
Topix Index	201	OSE	3,076,315,452 JPY	06/11/15	(217,781)
U.S. Treasury 10-Year Note	27	CBOT	3,463,098 USD	06/19/15	(17,371)
U.S. Treasury Long Bond	26	CBOT	4,094,929 USD	06/19/15	(165,822)

					$(541,680)

Total Futures Contracts Outstanding					$999,047

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	19,422	USD	14,893	Morgan Stanley & Co. LLC	06/30/15	$(173)
AUD	852,044	USD	649,147	Morgan Stanley Capital Services LLC	06/17/15	(2,944)
AUD	39,865	USD	30,252	Morgan Stanley & Co. LLC	06/30/15	(39)
BRL	488,370	USD	150,000	State Street Bank and Trust Company	06/02/15	372
CHF	1,524,980	USD	1,529,774	Morgan Stanley & Co. LLC	06/30/15	45,253
CHF	1,842,000	USD	1,833,995	State Street Bank and Trust Company	06/17/15	67,376
CHF	543,177	USD	541,067	Morgan Stanley & Co. LLC	06/17/15	19,618
CHF	543,177	USD	542,906	Morgan Stanley & Co. LLC	06/17/15	17,779
CHF	431,918	USD	432,428	Morgan Stanley & Co. LLC	06/17/15	13,411
CHF	43,110	USD	43,685	Morgan Stanley & Co. LLC	06/30/15	840
CHF	876,320	USD	919,608	Morgan Stanley & Co. LLC	06/30/15	(14,529)
CHF	1,127,990	USD	1,178,888	Morgan Stanley & Co. LLC	06/30/15	(13,880)
CHF	244,410	USD	254,659	Morgan Stanley & Co. LLC	06/30/15	(2,228)
CHF	679,587	USD	712,057	Morgan Stanley & Co. LLC	06/17/15	(10,566)
CHF	65,760	USD	68,281	Morgan Stanley & Co. LLC	06/30/15	(363)
CHF	756,933	USD	787,406	Morgan Stanley & Co. LLC	06/17/15	(6,076)
CHF	408,122	USD	420,805	Morgan Stanley & Co. LLC	06/17/15	471
CHF	257,575	USD	266,048	Morgan Stanley & Co. LLC	06/30/15	(20)
CLP	3,810,000	USD	5,890	Morgan Stanley Capital Services LLC	06/17/15	170
CLP	920,000	USD	1,422	Morgan Stanley Capital Services LLC	06/17/15	41
DKK	4,355,779	USD	624,262	Morgan Stanley & Co. LLC	06/30/15	4,402
DKK	208,244	USD	29,867	Morgan Stanley & Co. LLC	06/30/15	188
DKK	3,586,090	USD	525,963	Morgan Stanley & Co. LLC	06/30/15	(8,388)
DKK	68,870	USD	10,020	Morgan Stanley & Co. LLC	06/30/15	(80)
DKK	6,277,440	USD	906,412	Morgan Stanley & Co. LLC	06/30/15	(397)
EUR	250,000	CHF	265,363	State Street Bank and Trust Company	04/22/15	(4,394)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	521,765	USD	553,395	Morgan Stanley Capital Services LLC	06/17/15	$8,215
EUR	280,229	USD	297,435	Morgan Stanley & Co. LLC	06/17/15	4,194
EUR	376,692	USD	406,236	Morgan Stanley & Co. LLC	06/17/15	(778)
EUR	1,219,346	USD	1,331,806	Morgan Stanley & Co. LLC	06/17/15	(19,345)
EUR	34,408	USD	37,613	Morgan Stanley & Co. LLC	06/17/15	(577)
EUR	50,699	USD	54,970	Morgan Stanley & Co. LLC	06/30/15	(388)
EUR	1,302,174	USD	1,400,535	Morgan Stanley Capital Services LLC	06/17/15	1,080
EUR	411,207	USD	441,891	Morgan Stanley & Co. LLC	06/17/15	718
GBP	17,713,000	USD	26,200,184	State Street Bank and Trust Company	06/17/15	61,641
GBP	1,917,072	USD	2,817,137	Morgan Stanley & Co. LLC	06/17/15	25,171
GBP	202,231	USD	300,582	Morgan Stanley & Co. LLC	06/30/15	(774)
GBP	283,361	USD	420,029	Morgan Stanley & Co. LLC	06/30/15	54
HKD	7,510,000	USD	969,877	Morgan Stanley Capital Services LLC	07/26/17	(1,170)
HKD	7,182,926	USD	924,503	Morgan Stanley & Co. LLC	06/17/15	1,882
INR	42,975,115	USD	671,067	Morgan Stanley Capital Services LLC	06/17/15	10,757
JPY	1,692,785,000	USD	13,947,689	State Street Bank and Trust Company	06/17/15	181,483
JPY	26,126,003	USD	215,673	Morgan Stanley & Co. LLC	06/17/15	2,393
JPY	37,320,257	USD	308,271	Morgan Stanley & Co. LLC	06/17/15	3,230
JPY	53,690,736	USD	444,349	Morgan Stanley & Co. LLC	06/17/15	3,791
JPY	129,300,000	USD	1,082,170	JPMorgan Chase Bank, N.A.	04/30/15	(3,672)
JPY	358,132,309	USD	3,007,342	Morgan Stanley & Co. LLC	06/17/15	(18,118)
JPY	39,533,551	USD	329,991	Morgan Stanley & Co. LLC	06/17/15	(16)
JPY	258,355,688	USD	2,155,479	Morgan Stanley & Co. LLC	06/17/15	939
KRW	620,132,837	USD	559,687	Morgan Stanley & Co. LLC	06/17/15	(2,013)
MXN	6,775,335	USD	450,000	State Street Bank and Trust Company	06/02/15	(7,511)
MXN	10,156,449	USD	651,827	Morgan Stanley Capital Services LLC	06/17/15	10,822
NOK	53,427,000	USD	6,535,722	State Street Bank and Trust Company	06/17/15	83,646
PHP	15,126,140	USD	339,990	Morgan Stanley Capital Services LLC	06/17/15	(2,596)
RUB	433,379,000	USD	6,831,321	State Street Bank and Trust Company	06/17/15	392,626
SEK	4,859,714	USD	562,097	Morgan Stanley Capital Services LLC	06/17/15	2,866
SEK	34,899,000	USD	4,035,016	State Street Bank and Trust Company	06/17/15	22,149

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	790,033	USD	567,141	Morgan Stanley Capital Services LLC	06/17/15	$7,445
THB	11,238,085	USD	337,886	Morgan Stanley Capital Services LLC	06/17/15	6,392
TRY	9,864,000	USD	3,647,767	State Street Bank and Trust Company	06/17/15	73,485
ZAR	155,396,000	USD	12,279,900	State Street Bank and Trust Company	06/17/15	372,333
USD	41,532,291	AUD	54,642,000	State Street Bank and Trust Company	06/17/15	91,005
USD	34,719	AUD	45,612	Morgan Stanley & Co. LLC	06/30/15	150
USD	363,707	AUD	479,243	Morgan Stanley Capital Services LLC	06/17/15	242
USD	3,448,509	BRL	10,210,000	State Street Bank and Trust Company	06/02/15	304,794
USD	880,000	BRL	2,600,840	State Street Bank and Trust Company	06/02/15	79,187
USD	4,628,769	BRL	13,647,000	State Street Bank and Trust Company	06/02/15	426,783
USD	5,428,376	CHF	5,438,147	Morgan Stanley & Co. LLC	06/17/15	(185,050)
USD	543,394	CHF	543,177	Morgan Stanley & Co. LLC	06/17/15	(17,290)
USD	541,704	CHF	543,177	Morgan Stanley & Co. LLC	06/17/15	(18,981)
USD	2,471,275	CHF	2,388,734	Morgan Stanley & Co. LLC	06/17/15	5,548
USD	2,500,000	CHF	2,394,750	State Street Bank and Trust Company	04/22/15	33,829
USD	124,965	CLP	80,415,033	Morgan Stanley Capital Services LLC	06/17/15	(2,931)
USD	30,276	CLP	19,482,502	Morgan Stanley Capital Services LLC	06/17/15	(710)
USD	18,669,114	CZK	481,062,000	State Street Bank and Trust Company	06/17/15	(118,591)
USD	669,368	DKK	4,564,023	Morgan Stanley & Co. LLC	06/30/15	10,649
USD	5,376,565	EUR	4,700,000	State Street Bank and Trust Company	05/11/15	320,297
USD	467,718	EUR	439,252	Morgan Stanley & Co. LLC	06/30/15	(5,171)
USD	1,104,162	EUR	1,043,414	Morgan Stanley Capital Services LLC	06/17/15	(18,933)
USD	3,121,749	EUR	2,950,000	Morgan Stanley Capital Services LLC	06/17/15	(53,528)
USD	25,492,081	EUR	24,093,000	State Street Bank and Trust Company	06/17/15	(440,788)
USD	5,357,362	EUR	5,101,277	Morgan Stanley & Co. LLC	06/17/15	(133,476)
USD	1,498,943	EUR	1,412,347	Morgan Stanley Capital Services LLC	06/17/15	(21,259)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,426,052	EUR	5,112,583	Morgan Stanley Capital Services LLC	06/17/15	$(76,955)
USD	57,959	EUR	54,395	Morgan Stanley & Co. LLC	06/30/15	(602)
USD	5,486,850	EUR	5,000,000	State Street Bank and Trust Company	04/22/15	109,189
USD	10,648,928	EUR	9,795,000	JPMorgan Chase Bank, N.A.	04/30/15	112,992
USD	11,041	EUR	10,100	Morgan Stanley Capital Services LLC	06/17/15	170
USD	217,794	EUR	199,463	Morgan Stanley Capital Services LLC	06/17/15	3,099
USD	851,017	GBP	572,013	Morgan Stanley & Co. LLC	06/30/15	3,008
USD	297,594	GBP	202,257	Morgan Stanley & Co. LLC	06/30/15	(2,252)
USD	1,130,944	GBP	760,000	JPMorgan Chase Bank, N.A.	04/30/15	3,767
USD	27,697	GBP	18,705	Morgan Stanley & Co. LLC	06/30/15	(33)
USD	966,662	HKD	7,510,000	Morgan Stanley Capital Services LLC	07/26/17	(2,044)
USD	164,579	HKD	1,276,000	Morgan Stanley & Co. LLC	05/04/15	5
USD	758,418	HKD	5,879,180	Morgan Stanley & Co. LLC	05/04/15	141
USD	5,283,238	ILS	21,243,000	State Street Bank and Trust Company	06/17/15	(55,977)
USD	380,000	INR	23,985,600	Morgan Stanley Capital Services LLC	06/17/15	(545)
USD	1,160,227	JPY	136,133,000	JPMorgan Chase Bank, N.A.	05/11/15	24,568
USD	350,876	JPY	42,567,744	Morgan Stanley Capital Services LLC	06/17/15	(4,425)
USD	45,088	JPY	5,470,000	Morgan Stanley Capital Services LLC	06/17/15	(569)
USD	215,321	JPY	26,126,003	Morgan Stanley & Co. LLC	06/17/15	(2,745)
USD	23,457,194	JPY	2,840,783,489	Morgan Stanley & Co. LLC	06/17/15	(253,979)
USD	107,422	JPY	13,013,693	Morgan Stanley & Co. LLC	06/17/15	(1,199)
USD	17,849	JPY	2,160,000	Morgan Stanley Capital Services LLC	06/17/15	(180)
USD	3,835,161	JPY	458,554,851	Morgan Stanley & Co. LLC	06/17/15	7,740
USD	10,012	KRW	11,349,200	Morgan Stanley Capital Services LLC	06/17/15	(194)
USD	61,159	KRW	69,326,000	Morgan Stanley Capital Services LLC	06/17/15	(1,184)
USD	9,880,138	KRW	11,246,561,000	State Street Bank and Trust Company	06/17/15	(233,676)
USD	1,795,600	KRW	2,051,203,789	Morgan Stanley & Co. LLC	06/17/15	(49,008)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	121,766	KRW	135,428,309	Morgan Stanley & Co. LLC	06/17/15	$(22)
USD	380,000	MXN	5,829,618	Morgan Stanley Capital Services LLC	06/17/15	(348)
USD	4,002,088	NZD	5,511,000	State Street Bank and Trust Company	06/17/15	(87,782)
USD	160,000	PHP	7,180,800	Morgan Stanley Capital Services LLC	06/17/15	(170)
USD	553,838	SEK	4,859,714	Morgan Stanley Capital Services LLC	06/17/15	(11,126)
USD	160,000	THB	5,241,600	Morgan Stanley Capital Services LLC	06/17/15	(576)

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,061,062

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.24	(1.00%)	06/20/20	Credit Suisse Securities (USA) LLC	17,388,150 USD	$(312,141)	$(317,565)	$5,424

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(312,141)	$(317,565)	$5,424

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.21	(5.00%)	06/20/19	JPMorgan Chase Bank, N.A.	1,128,000 USD	$(24,272)	$(88,548)	$64,276
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Credit Suisse International	4,806,741 USD	(49,683)	35,108	(84,791)
CMBX.NA.BBB-.6	(3.00%)	05/11/63	Morgan Stanley Capital Services LLC	1,292,294 USD	(13,357)	(14,837)	1,480
CMBX.NA.BBB-.7	(3.00%)	01/17/47	Credit Suisse International	5,216,325 USD	42,578	91,178	(48,600)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.7	(3.00%)	01/17/47	Morgan Stanley Capital Services LLC	1,978,818 USD	$16,152	$18,384	$(2,232)
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/20/19	JPMorgan Chase Bank, N.A.	160,000 USD	19,917	15,763	4,154

Total OTC Credit Default Swaps on Index (Buy Protection)					$(8,665)	$57,048	$ (65,713)

OTC Total Return Swaps Outstanding at March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	2,379,615 EUR	$(137,029)
Alstom	02/09/16	Credit Suisse Securities (Europe) Limited	540,780 EUR	(18,345)
Amadeus IT Holding SA	02/09/16	Credit Suisse Securities (Europe) Limited	2,690,520 EUR	118,704
Assicurazioni Generali	12/28/15	Credit Suisse Securities (Europe) Limited	1,466,704 EUR	—
Astrazeneca PLC	08/12/15	Morgan Stanley Capital Services LLC	1,235,673 GBP	(589)
Atlantia SpA	08/18/16	Credit Suisse Securities (Europe) Limited	1,976,469 EUR	(14,674)
Atos	02/09/16	Credit Suisse Securities (Europe) Limited	2,030,719 EUR	(51,600)
Axis Communications AB	02/09/16	Credit Suisse Securities (Europe) Limited	3,038,139 SEK	1,562
Barclays PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,354,210 GBP	(40,831)
Bayer AG	02/08/16	Credit Suisse Securities (Europe) Limited	4,336,148 EUR	(170,127)
Bayer AG REG	08/11/15	Morgan Stanley Capital Services LLC	3,109,073 EUR	464,144
BNP Paribas	02/09/16	Credit Suisse Securities (Europe) Limited	2,411,244 EUR	204,192
Bovespa Index	04/15/15	Morgan Stanley Capital Services LLC	5,947,339 BRL	28,420
BP PLC	02/09/16	Credit Suisse Securities (Europe) Limited	620,700 GBP	42,113
Carrefour SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,612,595 EUR	1,116
Criteo SA	10/14/15	Credit Suisse Securities (Europe) Limited	1,394,151 USD	(97,801)
Dassault Aviation SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,033,092 EUR	104,475
Domino Printing Sciences PLC	02/09/16	Credit Suisse Securities (Europe) Limited	96,004 GBP	58
Electricite De France EDF	02/09/16	Credit Suisse Securities (Europe) Limited	1,847,643 EUR	(15,004)
Enel SpA	08/18/16	Credit Suisse Securities (Europe) Limited	842,687 EUR	14,868
ENI SpA Italia	08/18/16	Credit Suisse Securities (Europe) Limited	867,872 EUR	54,497
Fresenius Medical Care AG & Co. KgaA	02/08/16	Credit Suisse Securities (Europe) Limited	2,856,193 EUR	(92,295)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Imperial Tobacoo Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,004,056 GBP	$(79,180)
ING Groep NV	02/09/16	Credit Suisse Securities (Europe) Limited	1,714,766 EUR	7,279
Jazztel PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,730,092 EUR	32,833
KBC Groep NV	06/13/16	Credit Suisse Securities (Europe) Limited	1,637,349 EUR	(20,855)
Koninklijke KPN NV	02/09/16	Credit Suisse Securities (Europe) Limited	3,687,908 EUR	141,715
Kospi2 Index	06/12/15	Morgan Stanley Capital Services LLC	634,463,250 KRW	8,596
Linde AG	02/08/16	Credit Suisse Securities (Europe) Limited	2,241,685 EUR	(51,615)
Lloyds Banking Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,813,944 GBP	(38,338)
Lloyds Banking Group PLC	02/26/20	Credit Suisse Securities (Europe) Limited	2,151,429 GBP	(40,634)
Lloyds Banking Group PLC	04/02/20	Credit Suisse Securities (Europe) Limited	381,452 GBP	(7,239)
Mead Johnson Nutrition Co.	10/14/15	Credit Suisse Securities (Europe) Limited	1,963,540 USD	(11,650)
Next PLC	03/10/20	Credit Suisse Securities (Europe) Limited	1,813,566 GBP	(143,589)
Orange	02/09/16	Credit Suisse Securities (Europe) Limited	1,287,275 EUR	(9,366)
Peugeot SA	02/09/16	Credit Suisse Securities (Europe) Limited	936,720 EUR	(59,855)
Pirelli & Co.	12/28/15	Credit Suisse Securities (Europe) Limited	943,700 EUR	(3,365)
Prudential PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,653,994 GBP	(42,539)
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	3,113,782 EUR	(203,154)
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	1,135,828 EUR	(27,647)
Reed Elsevier PLC	02/09/16	Credit Suisse Securities (Europe) Limited	72,420 GBP	(43)
Rexel SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,549,060 EUR	(40,704)
Reynolds American, Inc.	10/14/15	Credit Suisse Securities (Europe) Limited	295,340 USD	(7,640)
Roche Holding AG Genusschein	12/29/15	Credit Suisse Securities (Europe) Limited	1,793,636 CHF	4,918
Royal Bank of Scotland Group	04/04/19	Credit Suisse Securities (Europe) Limited	4,029,444 GBP	(585,635)
Royal Dutch Petroleum	02/09/16	Credit Suisse Securities (Europe) Limited	1,996,099 EUR	51,723
RSA Insurance Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,774,439 GBP	686
RWE AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,186,645 EUR	(536)
SabMiller PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,953,421 GBP	(126,312)
Safran SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,361,476 EUR	(65,613)
Samsung Electonics Co. Ltd.	12/07/16	Morgan Stanley Capital Services LLC	1,319,024 USD	91,518
Sanofi Aventis	02/09/16	Credit Suisse Securities (Europe) Limited	2,265,935 EUR	(3,705)
Shire PLC	08/12/15	Morgan Stanley Capital Services LLC	2,932,620 GBP	548,968
Shire PLC	04/04/19	Credit Suisse Securities (Europe) Limited	5,170,405 GBP	1,511,874

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Smith & Nephew PLC	02/09/16	Credit Suisse Securities (Europe) Limited	3,662,277 GBP	$(27,561)
Societe Generale SA	02/09/16	Credit Suisse Securities (Europe) Limited	2,229,188 EUR	122,115
STM IM	08/18/16	Credit Suisse Securities (Europe) Limited	1,431,361 EUR	(83,736)
Telecom Italia SpA	08/18/16	Credit Suisse Securities (Europe) Limited	1,755,425 EUR	(81,059)
Tim Participacs ADR	10/14/15	Credit Suisse Securities (Europe) Limited	1,622,186 USD	(160,775)
UBM PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,567,768 GBP	(72,410)
Vodafone Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	2,553,634 GBP	(36,587)

Total Buys				$886,737

Sells
ABB Ltd. REG	12/29/15	Credit Suisse Securities (Europe) Limited	207,496 CHF	(765)
Allianz SE REG	02/08/16	Credit Suisse Securities (Europe) Limited	1,131,966 EUR	(14,458)
America Movil ADR	06/23/15	Credit Suisse Securities (Europe) Limited	411,038 USD	(13,487)
BASF SE	02/08/16	Credit Suisse Securities (Europe) Limited	1,032,957 EUR	2,395
British American Tobacco PLC	02/09/16	Credit Suisse Securities (Europe) Limited	79,584 GBP	7,003
BT Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	178,228 GBP	7,962
Bureau Veritas SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,736,045 EUR	28,150
Cap Gemini	12/28/15	Credit Suisse Securities (Europe) Limited	202,666 EUR	143
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	1,149,858 AUD	(8,267)
Deutsche Telekom AG	02/08/16	Credit Suisse Securities (Europe) Limited	524,641 EUR	4,432
Distribuidora Internacional	02/09/16	Credit Suisse Securities (Europe) Limited	710,658 EUR	(49,587)
Faurecia	12/28/15	Credit Suisse Securities (Europe) Limited	2,277,861 EUR	116,632
GlaxoSmithKline PLC	08/12/15	Morgan Stanley Capital Services LLC	749,307 GBP	(76,426)
Heineken NV	02/09/16	Credit Suisse Securities (Europe) Limited	213,910 EUR	11,651
iShares MSCI Brazil Capped ETF	10/14/15	Credit Suisse Securities (Europe) Limited	238,167 USD	(14,926)
L’Oreal	12/28/15	Credit Suisse Securities (Europe) Limited	63,774 EUR	772
Lorillard, Inc.	10/14/15	Credit Suisse Securities (Europe) Limited	988,477 USD	34,171
Merck KgaA	08/11/15	Morgan Stanley Capital Services LLC	1,108,691 EUR	(33,229)
Muenchener Rueckver AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	865,717 EUR	(9,841)
Nestle SA REG	12/29/15	Credit Suisse Securities (Europe) Limited	196,277 CHF	6,653
Pernod Ricard SA	12/28/15	Credit Suisse Securities (Europe) Limited	122,396 EUR	(1,756)
Philip Morris International	10/14/15	Credit Suisse Securities (Europe) Limited	94,714 USD	3,113
Reed Elsevier NV	12/28/15	Credit Suisse Securities (Europe) Limited	991,995 EUR	9,346

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sainsbury (J) PLC	02/09/16	Credit Suisse Securities (Europe) Limited	428,191 GBP	$22,229
SAP AG	12/24/15	Credit Suisse Securities (Europe) Limited	237,532 EUR	(7,956)
Siemens AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	1,006,262 EUR	53,128
Standard Chartered PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,229,544 GBP	(261,675)
Telefonica Brasil	10/14/15	Credit Suisse Securities (Europe) Limited	694,434 USD	13,800
Telefonica SA	02/09/16	Credit Suisse Securities (Europe) Limited	3,025,221 EUR	277
Teliasonera AB	02/09/16	Credit Suisse Securities (Europe) Limited	449,646 SEK	(1,570)
Texas Instruments, Inc.	10/14/15	Credit Suisse Securities (Europe) Limited	1,074,205 USD	21,086
Unilever DR	02/09/16	Credit Suisse Securities (Europe) Limited	857,970 EUR	36,542
Unilever PLC	02/09/16	Credit Suisse Securities (Europe) Limited	276,652 GBP	10,096
Volkswagen AG	02/08/16	Credit Suisse Securities (Europe) Limited	2,868,703 EUR	88,839

Total Sells				$(15,523)

Total OTC Total Return Swaps Outstanding				$871,214

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2015

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	2.750%	06/17/25	Credit Suisse Securities (USA) LLC	16,361,000 USD	$1,003,815	$848,041	$155,774
Pays	Three-Month Libor	3.250%	06/19/45	Credit Suisse Securities (USA) LLC	5,892,000 USD	1,094,999	923,432	171,567
Receives	Three-Month Libor	1.250%	06/19/17	Credit Suisse Securities (USA) LLC	51,378,000 USD	(319,177)	(139,032)	(180,145)
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley Capital Services LLC	6,923,000 USD	(144,038)	—	(144,038)
Receives	Three-Month Libor	2.250%	06/17/20	Credit Suisse Securities (USA) LLC	7,238,000 USD	(219,812)	(158,249)	(61,563)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(62,675)	—	(62,675)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	8,180,000 USD	(386,466)	—	(386,466)

Total Centrally Cleared Interest Rate Swaps Outstanding						$966,646	$1,474,192	$(507,546)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MTN	Medium Term Note
MexDer	Mexican Derivatives Exchange
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
Safex	South African Futures Exchange
VRN	Variable Rate Notes
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2015

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 76.1%
COMMON STOCK — 42.9%
Argentina — 0.0%
Iron & Steel — 0.0%
Ternium SA ADR (d)	8,600	$155,402

Total Argentina		155,402

Belgium — 0.1%
Consumer Products — 0.0%
Anheuser-Busch InBev NV (d)	1,949	238,100

Insurance — 0.1%
Ageas (d)	30,019	1,078,057

Retail—Consumer Staples — 0.0%
Delhaize Group SA ADR (d)	1,200	26,844

Total Belgium		1,343,001

Bermuda — 0.1%
Transportation & Logistics — 0.1%
Golar LNG Ltd. (d)	21,103	702,308
Teekay Corp. (d)	3,200	149,024

Total Bermuda		851,332

Brazil — 0.1%
Aerospace & Defense — 0.0%
Embraer SA ADR	500	15,375

Banking — 0.1%
Itau Unibanco Holding SA ADR	19,579	216,544

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares (d)	957	6,058

Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR (d)	5,500	164,010

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (d)	700	3,794
Cia Energetica de Minas Gerais ADR (d)	31,300	128,017

		131,811

Total Brazil		533,798

Canada — 0.4%
Asset Management — 0.1%
Fairfax India Holdings Corp. (b)	68,600	788,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Banking — 0.2%
Bank of Nova Scotia	14,000	$702,349
Canadian Imperial Bank of Commerce	9,600	695,963
National Bank of Canada	19,200	700,965

		2,099,277

Biotechnology & Pharmaceuticals — 0.0%
QLT, Inc. (b)	5,800	22,678

Consumer Products — 0.0%
Cott Corp. (d),(a)	10,700	100,259

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	807

Media — 0.0%
Points International Ltd. (b)	100	1,013

Metals & Mining — 0.0%
Dominion Diamond Corp. (b),(a)	8,900	152,101
Fortuna Silver Mines, Inc. (b)	500	1,920
IAMGOLD Corp. (b)	900	1,683
Kinross Gold Corp. (b),(a)	82,400	184,576
MFC Industrial Ltd. (d)	400	1,624
Nevsun Resources Ltd. (d)	7,300	24,747
Silvercorp Metals, Inc. (d)	100	118
Taseko Mines Ltd. (b)	600	384
Yamana Gold, Inc. (d)	1,600	5,744

		372,897

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (b),(a)	5,800	31,088
Gran Tierra Energy, Inc. (b),(a)	29,000	79,170
TransGlobe Energy Corp. (d),(a)	2,700	9,558

		119,816

Passenger Transportation — 0.0%
Student Transportation, Inc. (d)	1,600	8,640

Renewable Energy — 0.1%
Canadian Solar, Inc. (b),(a),(c)	26,176	874,017

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (d),(a)	6,000	176,280

Total Canada		4,564,584

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Chile — 0.0%
Real Estate — 0.0%
Parque Arauco SA (d)	49,201	$94,360

Total Chile		94,360

China — 0.5%
Automotive — 0.0%
China Automotive Systems, Inc. (d)	1,900	13,832

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (b)	500	2,480

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (b)	39,900	884,583

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (b)	7,300	283,094

Institutional Financial Service — 0.0%
GF Securities Co. Ltd.	11,800	28,691

Insurance — 0.0%
CNinsure, Inc. ADR (b)	4,000	34,520

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (d)	4,600	91,402

Media — 0.2%
51job, Inc. ADR (b)	100	3,227
Autohome, Inc. ADR (b)	1,000	43,970
Ctrip.com International Ltd. ADR (b)	1,200	70,344
Qihoo 360 Technology Co. Ltd. ADR (b)	26,742	1,369,190
Sohu.com, Inc. (b)	5,900	314,647
Zhaopin Ltd. ADR (b)	840	13,230

		1,814,608

Medical Equipment/Devices — 0.0%
Mindray Medical International Ltd. ADR (d)	9,900	270,765

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (d)	1,300	46,852
Guangshen Railway Co. Ltd. ADR (d)	200	4,624

		51,476

Real Estate — 0.0%
E-House China Holdings Ltd. ADR (d)	2,300	12,489
Nam Tai Property, Inc. (d)	300	1,191

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Xinyuan Real Estate Co. Ltd. ADR (d)	2,600	$7,748

		21,428

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (b)	1,200	11,472
Trina Solar Ltd. ADR (b)	7,000	84,630

		96,102

Retail Discretionary — 0.2%
Alibaba Group Holding Ltd. ADR (b)	899	74,833
Vipshop Holdings Ltd. ADR (b)	70,641	2,079,671

		2,154,504

Software — 0.0%
Changyou.com Ltd. ADR (b)	400	10,356
Perfect World Co. Ltd. ADR (d)	10,500	195,090

		205,446

Total China		5,952,931

Czech Republic — 0.0%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (b)	1,700	4,522

Total Czech Republic		4,522

Denmark — 0.0%
Commercial Services — 0.0%
ISS A/S (b)	8,047	253,640

Total Denmark		253,640

France — 0.2%
Banking — 0.2%
BNP Paribas SA (d)	15,267	928,936
Credit Agricole SA (d)	54,099	794,982
Societe Generale SA (d)	13,981	675,031

Total France		2,398,949

Germany — 0.7%
Automotive — 0.0%
Volkswagen AG (d)	314	80,736

Biotechnology & Pharmaceuticals — 0.0%
Bayer AG (d)	263	39,349

Health Care Facilities/Services — 0.6%
Fresenius SE & Co. KGaA (d)	123,951	7,389,525

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Real Estate — 0.1%
Deutsche Annington Immobilien SE (d)	19,099	$643,591
Deutsche Wohnen AG (d)	2,807	71,794
LEG Immobilien AG (d)	2,544	201,803

		917,188

Total Germany		8,426,798

Greece — 0.1%
Banking — 0.1%
Eurobank Ergasias SA (b)	3,008,343	339,468
Piraeus Bank SA (b)	608,024	234,668

		574,136

Real Estate — 0.0%
Grivalia Properties REIC (d)	58,803	479,896

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (d)	1,800	25,866
Costamare, Inc. (d)	4,400	77,484
Safe Bulkers, Inc. (d)	2,200	7,898
StealthGas, Inc. (b)	1,500	9,825

		121,073

Total Greece		1,175,105

Hong Kong — 0.1%
Insurance — 0.1%
AIA Group Ltd. (d)	116,000	727,558

Total Hong Kong		727,558

India — 0.0%
Banking — 0.0%
HDFC Bank Ltd. ADR (d)	506	29,798

Technology Services — 0.0%
WNS Holdings Ltd. ADR (b)	1,200	29,184

Total India		58,982

Ireland — 0.2%
Biotechnology & Pharmaceuticals — 0.2%
Shire PLC	145	11,560
Shire PLC ADR (d)	6,826	1,633,393

		1,644,953

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR (d)	600	11,550

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Software — 0.0%
King Digital Entertainment PLC (d)	16,300	$261,452

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR (d)	400	5,824

Total Ireland		1,923,779

Israel — 0.8%
Banking — 0.1%
Israel Discount Bank Ltd. A Shares (b)	413,218	697,664

Biotechnology & Pharmaceuticals — 0.7%
Teva Pharmaceutical Industries Ltd. ADR (d)	133,910	8,342,593

Electrical Equipment — 0.0%
Orbotech Ltd. (b)	5,700	91,371

Hardware — 0.0%
Ceragon Networks Ltd. (b)	300	342
Radware Ltd. (b)	2,000	41,820

		42,162

Medical Equipment/Devices — 0.0%
Lumenis Ltd. (b)	700	8,379
Syneron Medical Ltd. (b)	7,500	92,850

		101,229

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (b)	1,600	18,432
Tower Semiconductor Ltd. (b)	4,000	67,920

		86,352

Software — 0.0%
Check Point Software Technologies Ltd. (b)	3,700	303,289
Sapiens International Corp. NV (b)	100	820

		304,109

Technology Services — 0.0%
ClickSoftware Technologies Ltd. (b)	2,900	25,491
Magic Software Enterprises Ltd. (d)	600	3,888

		29,379

Telecommunications — 0.0%
Allot Communications Ltd. (b)	400	3,516

Total Israel		9,698,375

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA (b)	152,843	$1,130,037

Banking — 0.3%
Banca Generali SpA (d)	18,963	594,595
Banca Popolare di Milano Scarl (b),(d)	1,234,822	1,245,986
Banco Popolare (b),(d)	81,667	1,271,322
FinecoBank SpA (b)	123,974	854,823

		3,966,726

Home & Office Products — 0.0%
De’ Longhi SpA (d)	3,863	83,614

Technology Services — 0.0%
Cerved Information Solutions SpA (b)	21,921	145,839

Total Italy		5,326,216

Japan — 2.2%
Automotive — 0.4%
Aisin Seiki Co. Ltd. (d)	500	18,127
Honda Motor Co. Ltd. (d)	583	19,031
Toyota Motor Corp. (d)	67,319	4,699,117

		4,736,275

Banking — 0.3%
Mitsubishi UFJ Financial Group, Inc. (d)	558,137	3,456,772
Mizuho Financial Group, Inc. (d)	10,947	19,239
Shinsei Bank Ltd. (d)	373,000	741,650
Sumitomo Mitsui Financial Group, Inc. (d)	471	18,042

		4,235,703

Distributors—Consumer Staples — 0.3%
Mitsubishi Corp. (d)	174,300	3,502,355

Electrical Equipment — 0.5%
Daikin Industries Ltd. (d)	33,100	2,212,868
Mitsubishi Electric Corp.	42,000	498,602
Mitsubishi Heavy Industries Ltd. (d)	459,000	2,525,543
SMC Corp.	3,200	952,845

		6,189,858

Institutional Financial Service — 0.0%
Daiwa Securities Group, Inc. (d)	2,300	18,105

Insurance — 0.1%
Tokio Marine Holdings, Inc. (d)	22,900	864,402

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Machinery — 0.3%
Kubota Corp. (d)	200,486	$3,167,460

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd. (d)	800	24,886

Real Estate — 0.3%
Mitsubishi Estate Co. Ltd. (d)	82,000	1,901,739
Mitsui Fudosan Co. Ltd. (d)	36,000	1,057,248
Sumitomo Realty & Development Co. Ltd. (d)	33,000	1,188,045

		4,147,032

Specialty Finance — 0.0%
Orix Corp. ADR (d)	300	21,102

Total Japan		26,907,178

Mexico — 0.0%
Engineering & Construction Services — 0.0%
OHL Mexico SAB de CV (b)	90,937	172,949

Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (b)	24,882	38,024

Real Estate — 0.0%
Corp. Inmobiliaria Vesta SAB de CV (d)	36,906	68,593
Mexico Real Estate Management SA de CV (d)	14,129	22,166
Prologis Property Mexico SA de CV (d)	44,842	80,256

		171,015

Specialty Finance — 0.0%
Concentradora Hipotecaria SAPI de CV (d)	58,395	98,579

Total Mexico		480,567

Netherlands — 0.5%
Banking — 0.1%
ING Groep NV CVA (b)	106,659	1,562,339

Insurance — 0.1%
Delta Lloyd NV (d)	62,990	1,187,985

Metals & Mining — 0.0%
Constellium NV Class A (b)	3,600	73,152

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR (d)	2,700	161,055

Semiconductors — 0.1%
NXP Semiconductor NV (b),(d)	5,687	570,747

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Specialty Finance — 0.2%
AerCap Holdings NV (b)	64,393	$2,810,754

Total Netherlands		6,366,032

Norway — 0.0%
Oil, Gas & Coal — 0.0%
North Atlantic Drilling Ltd. (d)	500	580
Statoil ASA ADR (d)	200	3,518

Total Norway		4,098

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (b)	34,183	750,052

Total Poland		750,052

Puerto Rico — 0.1%
Banking — 0.1%
First BanCorp (b)	3,000	18,600
Popular, Inc. (b)	16,800	577,752

		596,352

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (b)	3,400	67,592

Total Puerto Rico		663,944

Republic of Korea — 0.0%
Automotive — 0.0%
Hyundai Motor Co. (d)	583	88,290

Hardware — 0.0%
LG Display Co. Ltd. ADR	800	11,448
Samsung Electronics Co. Ltd. (d)	102	132,269

		143,717

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (b)	600	3,282

Telecommunications — 0.0%
KT Corp. ADR	5,300	69,324

Total Republic of Korea		304,613

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (b)	3,500	53,078

Total Russian Federation		53,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Singapore — 0.0%
Real Estate — 0.0%
Ascendas Real Estate Investment Trust (d)	4,491	$8,471
CapitaCommercial Trust (d)	18,800	24,200
CapitaMall Trust (d)	3,000	4,803
Mapletree Logistics Trust (d)	9,857	8,942
Suntec Real Estate Investment Trust (d)	4,000	5,402

		51,818

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (b)	13,700	214,131

Total Singapore		265,949

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR (d)	6,400	25,664
Harmony Gold Mining Co. Ltd. ADR	6,800	11,832

		37,496

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR (d)	500	17,020

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (b)	8,300	113,544

Total South Africa		168,060

Spain — 0.0%
Banking — 0.0%
Banco Santander SA ADR (d)	32	238

Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR (d)	3,300	108,273

Total Spain		108,511

Sweden — 0.0%
Media — 0.0%
Com Hem Holding AB (b)	11,144	90,579

Total Sweden		90,579

Switzerland — 0.9%
Asset Management — 0.7%
Julius Baer Group Ltd. (d)	19,246	961,988
UBS Group AG (d)	354,848	6,653,790

		7,615,778

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 0.0%
Roche Holding AG (d)	522	$143,441

Institutional Financial Service — 0.2%
Credit Suisse Group AG (d)	75,837	2,040,313

Retail Discretionary — 0.0%
Dufry AG (b)	799	118,129

Specialty Finance — 0.0%
Cembra Money Bank AG (d)	2,769	169,389

Transportation & Logistics — 0.0%
Flughafen Zuerich AG (d)	199	156,572

Total Switzerland		10,243,622

Taiwan — 0.0%
Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	1,100	7,920
ChipMOS Technologies Bermuda Ltd. (d)	4,400	108,504
Himax Technologies, Inc. ADR (d)	100	633
Silicon Motion Technology Corp. ADR (d)	2,700	72,576

Total Taiwan		189,633

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (b)	100	1,899

Total Thailand		1,899

United Kingdom — 1.4%
Automotive — 0.0%
Delphi Automotive PLC (d)	3,379	269,441

Banking — 0.1%
HSBC Holdings PLC	112,400	957,807

Biotechnology & Pharmaceuticals — 0.0%
GlaxoSmithKline PLC ADR	2,000	92,300

Commercial Services — 0.0%
SSP Group PLC (b)	22,435	98,842

Consumer Products — 0.0%
British American Tobacco PLC ADR	200	20,754

Gaming, Lodging & Restaurants — 0.0%
InterContinental Hotels Group PLC ADR (d)	4,700	184,052

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Insurance — 0.1%
Aviva PLC ADR	118,442	$948,763
Aviva PLC ADR (d)	3,400	54,978
Prudential PLC ADR (d)	37	1,846

		1,005,587

Media — 1.0%
Liberty Global PLC (b),(c)	197,738	9,849,330
Liberty Global PLC A Shares (b)	34,800	1,791,156

		11,640,486

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR (d)	10,500	358,785

Oil, Gas & Coal — 0.0%
BP PLC ADR	200	7,822

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (d)	99,397	1,620,426

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A (b)	1,400	22,274

Semiconductors — 0.0%
ARM Holdings PLC ADR (d)	8,449	416,536

Telecommunications — 0.1%
BT Group PLC ADR (d)	2,300	149,891
Vodafone Group PLC ADR (d),(a)	18,400	601,312

		751,203

Total United Kingdom		17,446,315

United States — 34.0%
Aerospace & Defense — 0.5%
Aerovironment, Inc. (b),(a)	100	2,651
Ducommun, Inc. (b)	100	2,590
Exelis, Inc. (d),(a)	25,000	609,250
GenCorp, Inc. (b)	12,600	292,194
General Dynamics Corp. (d)	1,100	149,303
Huntington Ingalls Industries, Inc. (d),(a)	4,900	686,735
L-3 Communications Holdings, Inc. (d),(a)	13,800	1,735,902
LMI Aerospace, Inc. (b)	200	2,442
Moog, Inc. Class A (b)	100	7,505
Orbital ATK, Inc. (d),(a)	8	613
Spirit AeroSystems Holdings, Inc. Class A (b),(a)	4,900	255,829
TransDigm Group, Inc. (d),(a)	8,400	1,837,248

		5,582,262

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Apparel & Textile Products — 0.2%
Albany International Corp. Class A (d)	600	$23,850
Carter’s, Inc. (a)	4,400	406,868
Culp, Inc.	1,400	37,450
Deckers Outdoor Corp. (b)	500	36,435
Michael Kors Holdings Ltd. (b)	3,900	256,425
Perry Ellis International, Inc. (b),(a)	3,200	74,112
Ralph Lauren Corp. (d),(a)	12,100	1,591,150
Vera Bradley, Inc. (b)	100	1,623
Vince Holding Corp. (b)	1,300	24,115

		2,452,028

Asset Management — 1.0%
American Capital Ltd. (b),(a)	94,100	1,391,739
Ares Capital Corp. (d),(a)	35,000	600,950
BlackRock Kelso Capital Corp. (d),(a)	17,300	156,738
Calamos Asset Management, Inc. Class A (d)	500	6,725
Carlyle Group LP (d),(a)	4,733	128,264
Charles Schwab Corp. (d)	195,270	5,944,019
E*TRADE Financial Corp. (b)	8,100	231,296
Fidus Investment Corp. (d)	3,600	55,332
Fifth Street Finance Corp. (d)	10,200	74,460
Firsthand Technology Value Fund, Inc. (d)	1,000	14,340
Franklin Resources, Inc.	1,900	97,508
Garrison Capital, Inc. (d),(a)	2,500	37,250
Gladstone Capital Corp. (d),(a)	4,700	41,407
Gladstone Investment Corp. (d)	6,500	48,100
Horizon Technology Finance Corp. (d)	3,300	45,606
Invesco Ltd. (d)	18,100	718,389
Janus Capital Group, Inc. (d)	38,100	654,939
KCAP Financial, Inc. (d)	8,800	59,224
Legg Mason, Inc. (d),(a)	17,200	949,440
Medallion Financial Corp. (d),(a)	8,700	80,562
MVC Capital, Inc. (d)	2,300	21,804
OHA Investment Corp. (d),(a)	3,000	15,810
Oppenheimer Holdings, Inc. Class A (d)	200	4,692
PennantPark Floating Rate Capital Ltd. (d)	700	9,821
PennantPark Investment Corp. (d),(a)	24,000	217,200
Solar Capital Ltd. (d)	6,100	123,464
Solar Senior Capital Ltd. (d)	1,300	20,943
Stellus Capital Investment Corp. (d)	1,100	13,277
THL Credit, Inc. (d)	7,800	95,862
TICC Capital Corp. (d),(a)	20,100	139,092
TPG Specialty Lending, Inc. (d)	2,700	46,467
TriplePoint Venture Growth BDC Corp.	100	1,411

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
WhiteHorse Finance, Inc. (d),(a)	1,500	$18,630

		12,064,761

Automotive — 0.2%
Actuant Corp. Class A	200	4,748
American Axle & Manufacturing Holdings, Inc. (b)	200	5,166
Cooper Tire & Rubber Co. (d)	500	21,420
Fuel Systems Solutions, Inc. (b)	1,000	11,040
Goodyear Tire & Rubber Co. (d),(a)	35,600	964,048
Harley-Davidson, Inc.	100	6,074
Lear Corp. (d),(a)	1,200	132,984
Remy International, Inc. (d)	795	17,657
Tenneco, Inc. (b)	400	22,968
Tower International, Inc. (b),(a)	3,300	87,780
TriMas Corp. (b)	800	24,632
Visteon Corp. (b),(a)	10,400	1,002,560

		2,301,077

Banking — 2.6%
Arrow Financial Corp. (d),(a)	302	8,199
Astoria Financial Corp. (d)	400	5,180
Bancorp, Inc. (b)	1,900	17,157
BancorpSouth, Inc. (d)	100	2,322
Bank Mutual Corp. (d)	2,700	19,764
BankUnited, Inc. (d),(a)	34,100	1,116,434
Beneficial Bancorp, Inc. (b),(a)	71,517	807,427
Blue Hills Bancorp, Inc. (b)	1,900	25,118
BNC Bancorp (d)	900	16,290
Boston Private Financial Holdings, Inc. (d)	2,400	29,160
Brookline Bancorp, Inc. (d)	400	4,020
Centerstate Banks, Inc. (d)	29	345
Central Pacific Financial Corp. (d)	1,600	36,752
Charter Financial Corp. (d)	1,200	13,800
Chemical Financial Corp. (d),(a)	2,400	75,264
Citigroup, Inc. (d),(a)	51,747	2,666,006
Citizens Financial Group, Inc. (c),(d)	292,124	7,048,952
City Holding Co. (d)	600	28,218
Clifton Bancorp, Inc. (d)	100	1,411
Comerica, Inc. (d),(a)	40,300	1,818,739
Community Trust Bancorp, Inc. (d)	100	3,316
Customers Bancorp, Inc. (b)	300	7,308
CVB Financial Corp.	200	3,188
Dime Community Bancshares, Inc. (d)	2,000	32,200
EverBank Financial Corp. (d),(a)	54,800	988,044
Farmers Capital Bank Corp. (b)	100	2,325
Fidelity Southern Corp. (d)	1,100	18,568

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Fifth Third Bancorp (d),(a)	49,100	$925,535
Financial Institutions, Inc. (d)	200	4,586
First Busey Corp. (d)	1,100	7,359
First Citizens BancShares, Inc. Class A (d),(a)	4,700	1,220,543
First Community Bancshares, Inc.	1,300	22,789
First Financial Northwest, Inc. (d)	200	2,470
First Interstate BancSystem, Inc. Class A (d)	2,800	77,896
First Midwest Bancorp, Inc. (d)	400	6,948
First Republic Bank (d),(a)	14,300	816,387
HomeTrust Bancshares, Inc. (b)	1,000	15,970
Hudson City Bancorp, Inc. (d)	6,400	67,072
Hudson Valley Holding Corp. (d)	1,400	35,784
Independent Bank Corp. (d)	1,400	17,962
Independent Bank Group, Inc. (d)	400	15,564
Investors Bancorp, Inc.	300	3,516
KeyCorp (d)	900	12,744
Legacy Texas Financial Group (d)	300	6,819
Meridian Bancorp, Inc. (b),(a)	5,600	73,752
National Bank Holdings Corp. Class A (d)	600	11,286
National Bankshares, Inc. (d)	200	5,968
NewBridge Bancorp	100	892
Northwest Bancshares, Inc. (d)	20,800	246,480
Oritani Financial Corp. (d)	2,400	34,920
Pacific Premier Bancorp, Inc. (b)	400	6,476
Park Sterling Corp. (d)	200	1,420
Peoples Bancorp, Inc.	100	2,364
PNC Financial Services Group, Inc. (d),(a)	27,700	2,582,748
Preferred Bank (d)	500	13,735
PrivateBancorp, Inc. (d)	100	3,517
Regions Financial Corp. (d),(a)	104,700	989,415
Renasant Corp. (d)	2,400	72,120
S&T Bancorp, Inc. (d)	300	8,514
Southwest Bancorp, Inc. (d)	2,100	37,359
Square 1 Financial, Inc. (b)	300	8,031
State Bank Financial Corp. (d)	1,500	31,500
Sterling Bancorp (d)	7,600	101,916
Stock Yards Bancorp, Inc. (d)	100	3,443
Sun Bancorp, Inc. (b)	20	378
Susquehanna Bancshares, Inc. (d)	1,700	23,307
SVB Financial Group (b)	600	76,224
Talmer Bancorp, Inc. Class A (d),(a)	43,900	672,329
Towne Bank (d),(a)	1,660	26,693
Trico Bancshares (d)	1,000	24,130
TriState Capital Holdings, Inc. (b),(a)	3,100	32,457
TrustCo Bank Corp. (d)	1,300	8,944
United Community Financial Corp. (d)	100	546

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Univest Corp. of Pennsylvania (d)	600	$11,874
Wells Fargo & Co. (d)	125,730	6,839,712
WesBanco, Inc. (d)	1,400	45,612
Western Alliance Bancorp (b)	3,400	100,776
Wilshire Bancorp, Inc. (d)	1,800	17,946
Yadkin Financial Corp. (b)	200	4,060
Zions BanCorp. (d),(a)	60,300	1,628,100

		31,804,395

Biotechnology & Pharmaceuticals — 6.0%
AbbVie, Inc. (d)	970	56,784
Achillion Pharmaceuticals, Inc. (b),(c)	17,510	172,649
Acorda Therapeutics, Inc. (b)	2,100	69,888
Actavis PLC (b),(c)	24,939	7,422,276
Alexion Pharmaceuticals, Inc. (b),(a)	4,500	779,850
Alimera Sciences, Inc. (b)	200	1,002
Amgen, Inc. (d),(a)	3,300	527,505
Amphastar Pharmaceuticals, Inc. (b)	200	2,992
Anacor Pharmaceuticals, Inc. (b),(a)	3,600	208,260
ArQule, Inc. (b)	1,700	3,808
Array BioPharma, Inc. (b)	5,900	43,483
Biogen Idec, Inc. (d),(b),(a)	14,125	5,964,140
BioSpecifics Technologies Corp. (b)	200	7,830
Bristol-Myers Squibb Co.	190	12,255
Cambrex Corp. (b)	7,000	277,410
Celladon Corp. (b)	1,400	26,516
Cempra, Inc. (b)	500	17,155
Concert Pharmaceuticals, Inc. (b)	300	4,544
Curis, Inc. (b)	200	480
Depomed, Inc. (b),(a)	15,500	347,355
Dyax Corp. (b),(a)	22,200	371,961
Emergent Biosolutions, Inc. (b)	1,000	28,760
Endo International PLC (b)	45,839	4,111,758
Gilead Sciences, Inc. (d),(b),(c),(a)	37,962	3,725,211
Horizon Pharma PLC (b)	2,800	72,716
Hyperion Therapeutics, Inc. (b)	200	9,180
Incyte Corp. (b),(a)	17,800	1,631,548
Jazz Pharmaceuticals PLC (d),(b),(c)	21,300	3,680,427
Lannett Co., Inc. (b)	300	20,313
Mallinckrodt PLC (d),(b),(c)	108,929	13,795,858
Medicines Co. (b)	100	2,802
Medivation, Inc. (d),(b),(c),(a)	39,500	5,098,265
Merck & Co., Inc. (d),(a)	102,300	5,880,204
Merrimack Pharmaceuticals, Inc. (b),(a)	19,800	235,224
Momenta Pharmaceuticals, Inc. (b)	2,300	34,960
Mylan NV (d),(b),(c)	79,300	4,706,455

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Omega Protein Corp. (b)	1,400	$19,166
Omeros Corp. (b)	2,900	63,887
PDL BioPharma, Inc. (d)	20,900	147,032
Pernix Therapeutics Holdings, Inc. (b)	1,200	12,828
Pfizer, Inc. (d),(a)	84,684	2,946,156
Pharmacyclics, Inc. (b)	200	51,190
Phibro Animal Health Corp. Class A (d),(a)	6,100	216,001
Portola Pharmaceuticals, Inc. (b)	900	34,164
Pozen, Inc. (b)	500	3,860
PTC Therapeutics, Inc. (b)	245	14,908
Puma Biotechnology, Inc. (b)	100	23,611
Receptos, Inc. (b)	72	11,872
Revance Therapeutics, Inc. (b)	400	8,292
Rigel Pharmaceuticals, Inc. (b),(a)	5,200	18,564
SciClone Pharmaceuticals, Inc. (b),(a)	5,700	50,502
Sorrento Therapeutics, Inc. (b)	200	2,312
Sucampo Pharmaceuticals, Inc. Class A (b)	400	6,224
Supernus Pharmaceuticals, Inc. (b)	1,600	19,344
TESARO, Inc. (b)	1,900	109,060
Trevena, Inc. (b)	100	652
Ultragenyx Pharmaceutical, Inc. (b)	100	6,209
USANA Health Sciences, Inc. (b)	900	100,008
Valeant Pharmaceuticals International, Inc. (b)	26,552	5,273,758
Vertex Pharmaceuticals, Inc. (d),(b),(a)	31,200	3,680,664
Vical, Inc. (b)	300	283
Xencor, Inc. (b)	1,000	15,320
XenoPort, Inc. (b)	2,500	17,800
Zoetis, Inc. (d),(a)	9,000	416,610

		72,622,101

Chemicals — 0.3%
Air Products & Chemicals, Inc. (d)	142	21,482
Albemarle Corp. (d),(a)	25	1,321
Ashland, Inc.	100	12,731
Axalta Coating Systems Ltd. (b)	1,000	27,620
Cabot Corp. (d)	1,100	49,500
Calgon Carbon Corp.	5,100	107,457
Cytec Industries, Inc. (d)	6,396	345,640
Dow Chemical Co. (a)	9,900	475,002
Ferro Corp. (b)	200	2,510
GrafTech International Ltd. (b)	900	3,501
Innophos Holdings, Inc. (d)	600	33,816
International Flavors & Fragrances, Inc.	200	23,480
Intrepid Potash, Inc. (b),(a)	11,100	128,205
KMG Chemicals, Inc.	400	10,692
Kraton Performance Polymers, Inc. (b)	1,600	32,336

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Lydall, Inc. (b)	200	$6,344
LyondellBasell Industries NV Class A (d)	12,700	1,115,060
Mosaic Co. (d),(a)	9,200	423,752
OM Group, Inc. (d),(a)	2,600	78,078
OMNOVA Solutions, Inc. (b)	100	853
Orion Engineered Carbons SA (d)	800	14,400
Rayonier Advanced Materials, Inc. (d)	1,000	14,900
RPM International, Inc. (d)	300	14,397
Stepan Co. (d)	1,200	49,992
Westlake Chemical Corp. (d),(a)	5,200	374,088

		3,367,157

Commercial Services — 0.2%
ADT Corp. (d)	6,900	286,488
AMN Healthcare Services, Inc. (b)	2,100	48,447
ARC Document Solutions, Inc. (b)	2,400	22,152
CBIZ, Inc. (b)	4,200	39,186
Collectors Universe, Inc. (d)	800	18,048
Computer Task Group, Inc. (d),(a)	3,300	24,123
Courier Corp. (d)	100	2,448
CRA International, Inc. (b),(a)	1,700	52,904
Ennis, Inc. (d)	100	1,412
GP Strategies Corp. (b)	100	3,700
Hackett Group, Inc. (d)	200	1,788
Heidrick & Struggles International, Inc. (d)	200	4,916
Insperity, Inc. (d),(a)	11,200	585,648
KAR Auction Services, Inc. (d)	16,700	633,431
Manpowergroup, Inc. (a)	600	51,690
Navigant Consulting, Inc. (b)	10,100	130,896
PRGX Global, Inc. (b)	1,900	7,638
Quad/Graphics, Inc. (d)	5,200	119,496
Resources Connection, Inc. (d)	100	1,750
RPX Corp. (b)	6,600	94,974
ServiceMaster Global Holdings, Inc. (b),(a)	16,300	550,125
TrueBlue, Inc. (b),(a)	1,700	41,395
Viad Corp. (d)	200	5,564

		2,728,219

Construction Materials — 0.2%
Carlisle Cos., Inc. (d)	2,500	231,575
Continental Building Products, Inc. (b),(a)	7,100	160,389
Headwaters, Inc. (b),(a)	11,900	218,246
Owens Corning (d)	4,500	195,300
Patrick Industries, Inc. (b)	2,100	130,767
Trex Co., Inc. (b)	1,200	65,436
US Concrete, Inc. (b)	5,000	169,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Vulcan Materials Co. (d),(a)	18,100	$1,525,830

		2,696,943

Consumer Products — 0.6%
Altria Group, Inc.	1,000	50,020
Avon Products, Inc. (d)	600	4,794
Boulder Brands, Inc. (b)	100	953
Cal-Maine Foods, Inc.	200	7,812
Central Garden and Pet Co. Class A (b)	2,200	23,364
Coca-Cola Enterprises, Inc. (d),(a)	41,300	1,825,460
Coty, Inc. Class A (d),(a)	34,300	832,461
Diamond Foods, Inc. (b)	1,000	32,570
Female Health Co. (d)	200	566
Herbalife Ltd. (d)	100	4,276
Inventure Foods, Inc. (b),(a)	1,600	17,904
John B Sanfilippo & Son, Inc. (d)	1,500	64,650
Kimberly-Clark Corp.	600	64,266
Mead Johnson Nutrition Co. (d)	6,774	680,990
Molson Coors Brewing Co. Class B (d)	975	72,589
Mondelez International, Inc. Class A (d),(a)	7,665	276,630
Nu Skin Enterprises, Inc. (c),(d)	13,085	787,848
PepsiCo, Inc.	1,200	114,744
Philip Morris International, Inc. (d),(a)	23,000	1,732,590
Pilgrim’s Pride Corp. (d),(a)	16,100	363,699
Pinnacle Foods, Inc. (d)	4,000	163,240
Revlon, Inc. Class A (b)	100	4,120
Spectrum Brands Holdings, Inc. (d)	400	35,824
Vector Group Ltd. (d)	2,250	49,432

		7,210,802

Consumer Services — 0.0%
Aaron’s, Inc.	2,200	62,282
American Public Education, Inc. (b),(a)	3,300	98,934
Bridgepoint Education, Inc. (b)	2,000	19,300
Career Education Corp. (b)	1,400	7,042
Carriage Services, Inc.	1,200	28,644
DeVry Education Group, Inc.	2,200	73,392
K12, Inc. (b)	300	4,716
Nutrisystem, Inc. (d)	2,000	39,960
Rent-A-Center, Inc. (d)	300	8,232
Universal Technical Institute, Inc. (d)	3,200	30,720

		373,222

Containers & Packaging — 0.6%
Berry Plastics Group, Inc. (b),(a)	50,400	1,823,976
Crown Holdings, Inc. (b),(a)	13,100	707,662

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Graphic Packaging Holding Co. (a)	9,200	$133,768
MeadWestvaco Corp. (d),(a)	35,700	1,780,359
Owens-Illinois, Inc. (b),(a)	19,700	459,404
Rock-Tenn Co. Class A (d),(a)	27,600	1,780,200
Sealed Air Corp. (d),(a)	8,000	364,480
ZAGG, Inc. (b)	1,600	13,872

		7,063,721

Design Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (b)	3,000	72,090
Flextronics International Ltd. (b)	72,400	917,670
Jabil Circuit, Inc. (d)	400	9,352
Plexus Corp. (b)	1,100	44,847

		1,043,959

Distributors—Consumer Staples — 0.0%
Andersons, Inc. (d)	2,800	115,836
Sysco Corp.	6,300	237,699

		353,535

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc.	100	2,852
ePlus, Inc. (b)	500	43,465
Insight Enterprises, Inc. (b)	700	19,964
ScanSource, Inc. (b)	200	8,130

		74,411

Electrical Equipment — 0.8%
Acuity Brands, Inc. (d)	2,600	437,216
Allegion PLC (d)	26,194	1,602,287
Argan, Inc. (d)	100	3,617
Checkpoint Systems, Inc.	4,600	49,772
Eaton Corp. PLC (d)	1,900	129,086
Emerson Electric Co. (d),(a)	31,400	1,777,868
General Electric Co. (d)	6,014	149,207
Global Power Equipment Group, Inc. (d)	100	1,320
Houston Wire & Cable Co. (d)	700	6,811
Ingersoll-Rand PLC (d)	69,467	4,729,314
Itron, Inc. (b)	700	25,557
Keysight Technologies, Inc. (b)	4,100	152,315
OSI Systems, Inc. (b)	200	14,852

		9,079,222

Engineering & Construction Services — 0.4%
AECOM Technology Corp. (b),(a)	5,120	157,798
Chicago Bridge & Iron Co. NV (d)	1,300	64,038

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Comfort Systems USA, Inc. (d)	3,600	$75,744
Dycom Industries, Inc. (b)	1,900	92,796
Fluor Corp. (d),(a)	30,700	1,754,812
Great Lakes Dredge & Dock Corp.	100	601
Jacobs Engineering Group, Inc. (b),(a)	28,600	1,291,576
KBR, Inc. (d),(a)	47,200	683,456
MasTec, Inc. (b)	3,300	63,690
MYR Group, Inc. (b)	2,300	72,082
Orion Marine Group, Inc. (b),(a)	4,300	38,098
Quanta Services, Inc. (b),(a)	15,300	436,509
Team, Inc. (b)	200	7,796
Tutor Perini Corp. (b)	300	7,005

		4,746,001

Forest & Paper Products — 0.0%
Mercer International, Inc. (b),(a)	13,700	210,432
Resolute Forest Products, Inc. (b)	500	8,625

		219,057

Gaming, Lodging & Restaurants — 1.0%
BJ’s Restaurants, Inc. (b)	4,700	237,115
Bloomin’ Brands, Inc. (a)	24,900	605,817
Bravo Brio Restaurant Group, Inc. (b),(a)	7,800	114,582
Buffalo Wild Wings, Inc. (b),(a)	6,900	1,250,556
Caesars Acquisition Co. Class A (b)	500	3,400
Carnival Corp. (d)	500	23,920
Carnival PLC ADR	100	4,899
Chipotle Mexican Grill, Inc. (b),(a)	2,600	1,691,404
Choice Hotels International, Inc. (d)	200	12,814
Churchill Downs, Inc. (d),(a)	1,800	206,946
Cracker Barrel Old Country Store, Inc. (d),(a)	6,100	928,054
Darden Restaurants, Inc. (a)	6,200	429,908
Del Frisco’s Restaurant Group, Inc. (b)	700	14,105
Denny’s Corp. (b),(a)	27,900	318,060
Diamond Resorts International, Inc. (b)	300	10,029
DineEquity, Inc. (d)	2,900	310,329
Domino’s Pizza, Inc. (d),(a)	14,100	1,417,755
Dunkin’ Brands Group, Inc. (d),(a)	5,100	242,556
Hyatt Hotels Corp. Class A (b),(a)	16,400	971,208
Isle of Capri Casinos, Inc. (b),(a)	8,500	119,425
Jack in the Box, Inc. (d)	2,000	191,840
La Quinta Holdings, Inc. (b)	7,400	175,232
Marriott International, Inc. Class A (d),(a)	14,600	1,172,672
Morgans Hotel Group Co. (b),(a)	2,400	18,600
Papa John’s International, Inc. (d)	700	43,267
Papa Murphy’s Holdings, Inc. (b)	2,200	39,908

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Penn National Gaming, Inc. (b),(a)	40,800	$638,928
Popeyes Louisiana Kitchen, Inc. (b)	2,100	125,622
Potbelly Corp. (b)	2,000	27,400
Red Robin Gourmet Burgers, Inc. (b),(a)	1,500	130,500
Ruby Tuesday, Inc. (b)	600	3,606
Ruth’s Hospitality Group, Inc. (d),(a)	1,600	25,408
Starwood Hotels & Resorts Worldwide, Inc. (d),(a)	5,600	467,600
Wendy’s Co. (d)	1,100	11,990

		11,985,455

Hardware — 1.1%
ADTRAN, Inc.	700	13,069
Apple, Inc. (d),(a)	71,183	8,857,301
CommScope Holding Co., Inc. (b),(a)	18,100	516,574
Comtech Telecommunications Corp. (d),(a)	1,100	31,845
Corning, Inc. (d)	17,300	392,364
Cray, Inc. (b)	900	25,272
Daktronics, Inc. (d)	200	2,162
Dolby Laboratories, Inc. Class A (d),(a)	2,500	95,400
Dot Hill Systems Corp. (b)	1,200	6,360
DTS, Inc. (b)	800	27,256
Electronics For Imaging, Inc. (b)	400	16,700
EMC Corp.	1,600	40,896
F5 Networks, Inc. (b)	800	91,952
FLIR Systems, Inc. (d)	1,300	40,664
Harmonic, Inc. (b)	2,000	14,820
Harris Corp. (d),(a)	22,100	1,740,596
Hewlett-Packard Co.	300	9,348
Hutchinson Technology, Inc. (b)	5,200	13,884
Imation Corp. (b)	900	3,627
Ixia (b)	100	1,213
JDS Uniphase Corp. (b)	4,700	61,664
Knowles Corp. (b)	8,300	159,941
KVH Industries, Inc. (b)	400	6,048
Mercury Systems, Inc. (b)	5,300	82,415
Mitel Networks Corp. (b)	100	1,017
NetApp, Inc. (d)	3,100	109,926
NETGEAR, Inc. (b)	200	6,576
Novatel Wireless, Inc. (b)	700	3,374
Plantronics, Inc.	500	26,475
QLogic Corp. (b),(a)	3,700	54,538
Rovi Corp. (b)	2,600	47,346
Sanmina Corp. (b),(a)	700	16,933
ShoreTel, Inc. (b)	3,700	25,234
Skullcandy, Inc. (b)	500	5,650
Sonus Networks, Inc. (b)	300	2,364

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Super Micro Computer, Inc. (b)	700	$23,247
Telenav, Inc. (b),(a)	1,600	12,672
TiVo, Inc. (b)	100	1,061
TTM Technologies, Inc. (b)	3,300	29,733
ViaSat, Inc. (b)	2,700	160,947
Vicor Corp. (b)	500	7,600
Vishay Precision Group, Inc. (b)	2,700	43,011
VOXX International Corp. (b),(a)	1,800	16,488
Western Digital Corp. (d),(a)	6,911	628,970

		13,474,533

Health Care Facilities/Services — 1.9%
Addus HomeCare Corp. (b)	800	18,416
Aetna, Inc. (d),(a)	47,300	5,038,869
Almost Family, Inc. (b)	1,600	71,536
Amedisys, Inc. (b),(a)	1,900	50,882
Bio-Reference Laboratories, Inc. (b)	100	3,524
Brookdale Senior Living, Inc. (d),(b),(c),(a)	108,200	4,085,632
Capital Senior Living Corp. (b)	1,700	44,098
Charles River Laboratories International, Inc. (b)	400	31,716
Cigna Corp. (d)	10,400	1,346,176
Digirad Corp. (d),(a)	2,000	9,080
Ensign Group, Inc. (d)	300	14,058
Envision Healthcare Holdings, Inc. (b)	6,300	241,605
Five Star Quality Care, Inc. (b)	3,300	14,652
Genesis Healthcare, Inc. (b)	3,900	27,768
HCA Holdings, Inc. (b),(a)	33,697	2,535,026
Health Net, Inc. (b)	400	24,196
Healthways, Inc. (b)	4,400	86,680
IPC The Hospitalist Co., Inc. (b)	900	41,976
Kindred Healthcare, Inc.	51	1,213
Laboratory Corp. of America Holdings (d),(b),(a)	39,500	4,980,555
Molina Healthcare, Inc. (b)	2,200	148,038
Omnicare, Inc. (c),(d)	2,135	164,523
OvaScience, Inc. (b)	300	10,419
PharMerica Corp. (b)	200	5,638
Quintiles Transnational Holdings, Inc. (d),(b)	14,070	942,268
RadNet, Inc. (b),(a)	7,300	61,320
Select Medical Holdings Corp. (d),(a)	900	13,347
UnitedHealth Group, Inc. (d),(a)	19,300	2,282,997
Universal American Corp. (b)	1,600	17,088
Universal Health Services, Inc. Class B (d)	600	70,626
US Physical Therapy, Inc.	300	14,250

		22,398,172

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Home & Office Products — 0.0%
American Woodmark Corp. (b),(a)	3,300	$180,609
Armstrong World Industries, Inc. (b)	100	5,747
Century Communities, Inc. (b)	300	5,799
Griffon Corp. (d)	300	5,229
Herman Miller, Inc. (d)	500	13,880
Hooker Furniture Corp. (d)	900	17,145
Interface, Inc. (d)	700	14,546
Kimball International, Inc. Class B (d)	3,900	40,872
Libbey, Inc. (d)	3,600	143,676
PGT, Inc. (b)	1,500	16,762
Scotts Miracle-Gro Co. Class A (d)	700	47,019
WCI Communities, Inc. (b)	300	7,185
Whirlpool Corp. (d)	200	40,412

		538,881

Industrial Services — 0.2%
Electro Rent Corp. (d)	1,100	12,474
Furmanite Corp. (b),(a)	2,300	18,147
HD Supply Holdings, Inc. (b),(a)	61,002	1,900,517
WESCO International, Inc. (b)	200	13,978
WW Grainger, Inc. (d)	566	133,469

		2,078,585

Institutional Financial Service — 0.1%
Cowen Group, Inc. Class A (b)	13,300	69,160
Gain Capital Holdings, Inc. (d)	2,800	27,356
INTL. FCStone, Inc. (b)	5,300	157,569
Investment Technology Group, Inc. (b)	3,300	100,023
Lazard Ltd. Class A (d)	8,200	431,238
Moelis & Co. Class A (d),(a)	3,100	93,372

		878,718

Insurance — 1.9%
American International Group, Inc. (d),(a)	230,137	12,609,206
AMERISAFE, Inc. (d)	100	4,625
Arthur J Gallagher & Co. (d)	600	28,050
Assurant, Inc.	100	6,141
Assured Guaranty Ltd. (d)	72,600	1,915,914
Axis Capital Holdings Ltd. (d)	29,000	1,495,820
Chubb Corp.	300	30,330
eHealth, Inc. (b)	100	938
Employers Holdings, Inc. (d),(a)	5,000	134,950
Fidelity & Guaranty Life (d)	1,300	27,560
Genworth Financial, Inc. Class A (b),(a)	14,600	106,726
Greenlight Capital Re Ltd. A Shares (b)	600	19,080

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Hartford Financial Services Group, Inc. (d),(a)	22,900	$957,678
Heritage Insurance Holdings, Inc. (b)	5,800	127,658
Lincoln National Corp. (d)	1,000	57,460
Maiden Holdings Ltd. (d)	2,700	40,041
National General Holdings Corp.	100	1,870
OneBeacon Insurance Group Ltd. Class A (d)	800	12,168
PartnerRe Ltd. (d)	15,300	1,749,249
Principal Financial Group, Inc. (d),(a)	21,600	1,109,592
ProAssurance Corp.	100	4,591
Prudential Financial, Inc. (d),(a)	6,300	505,953
Selective Insurance Group, Inc. (d),(a)	1,500	43,575
State Auto Financial Corp. (d)	582	14,137
Symetra Financial Corp.	200	4,692
Third Point Reinsurance Ltd. (b)	8,500	120,275
Universal Insurance Holdings, Inc. (d)	3,700	94,683
Unum Group (d)	3,694	124,599
Voya Financial, Inc. (d),(a)	41,100	1,771,821

		23,119,382

Iron & Steel — 0.0%
Carpenter Technology Corp.	700	27,216
Reliance Steel & Aluminum Co. (d)	200	12,216
Steel Dynamics, Inc. (d)	16,700	335,670
SunCoke Energy, Inc. (d)	300	4,482
United States Steel Corp.	200	4,880
Worthington Industries, Inc.	300	7,983

		392,447

Leisure Products — 0.0%
Black Diamond, Inc. (b)	2,000	18,900
Drew Industries, Inc.	100	6,154
Fox Factory Holding Corp. (b)	200	3,068
Hasbro, Inc. (d),(a)	1,900	120,156
JAKKS Pacific, Inc. (b)	900	6,156
LeapFrog Enterprises, Inc. (b)	100	218
Nautilus, Inc. (b)	900	13,743

		168,395

Machinery — 0.2%
AGCO Corp. (d)	200	9,528
Alamo Group, Inc.	100	6,313
Altra Industrial Motion Corp. (d)	600	16,584
China Yuchai International Ltd. (d)	1,600	31,584
CIRCOR International, Inc. (d)	2,100	114,870
Crane Co. (d)	300	18,723
Curtiss-Wright Corp. (d)	300	22,182

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Flowserve Corp. (d)	6,400	$361,536
Graham Corp. (d)	200	4,794
Hyster-Yale Materials Handling, Inc.	200	14,658
Intevac, Inc. (b),(a)	400	2,456
ITT Corp. (d)	2,300	91,793
Joy Global, Inc. (d),(a)	9,500	372,210
Kadant, Inc.	300	15,783
MSA Safety, Inc. (d)	100	4,988
Parker-Hannifin Corp. (d)	1,200	142,536
Rofin-Sinar Technologies, Inc. (b),(a)	3,300	79,959
Terex Corp. (d)	11,000	292,490
Titan International, Inc. (d)	6,100	57,096
Toro Co. (d)	5,100	357,612
Xerium Technologies, Inc. (b)	600	9,732

		2,027,427

Manufactured Goods — 0.1%
Aegion Corp. (b),(a)	3,300	59,565
Barnes Group, Inc. (d)	400	16,196
Chart Industries, Inc. (b),(a)	7,800	273,585
Dynamic Materials Corp. (d)	200	2,554
Gibraltar Industries, Inc. (b)	200	3,282
RTI International Metals, Inc. (b)	800	28,728
Timken Co. (d)	5,900	248,626

		632,536

Media — 2.8%
AOL, Inc. (b)	1,000	39,610
Autobytel, Inc. (b)	1,400	20,678
Bankrate, Inc. (b)	2,100	23,814
Blucora, Inc. (b)	1,600	21,856
Boingo Wireless, Inc. (b)	3,300	24,882
Clear Channel Outdoor Holdings, Inc. Class A (d)	4,700	47,564
Comcast Corp. Class A (c),(d)	137,567	7,768,408
Covisint Corp. (b)	165	335
Dice Holdings, Inc. (b),(a)	9,300	82,956
DIRECTV (b)	2,600	221,260
DISH Network Corp. Class A (b),(a)	25,000	1,751,500
EchoStar Corp. Class A (b),(a)	1,000	51,720
Entercom Communications Corp. Class A (b)	300	3,645
Eros International PLC (b)	600	10,482
EW Scripps Co. Class A (b)	1,100	31,284
Facebook, Inc. Class A (d),(b)	78,214	6,430,364
Google, Inc. Class A (d),(b),(a)	657	364,438
Google, Inc. Class C (b),(a)	623	341,404
Gray Television, Inc. (b)	3,100	42,842

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
GrubHub, Inc. (b),(a)	2,200	$99,858
Harte-Hanks, Inc. (d),(a)	3,500	27,300
HealthStream, Inc. (b)	200	5,040
Houghton Mifflin Harcourt Co. (b),(a)	13,500	316,980
IAC/InterActiveCorp (d),(a)	5,500	371,085
Interpublic Group of Cos., Inc. (d)	13,200	291,984
Journal Communications, Inc. Class A (b),(a)	6,500	96,330
Liberty Media Corp. (b)	33	1,272
Liberty TripAdvisor Holdings, Inc. Class A (b)	1,300	41,327
LinkedIn Corp. (b)	300	74,958
Martha Stewart Living Omnimedia, Inc. Class A (b)	300	1,950
MDC Partners, Inc. Class A (d)	800	22,680
Monster Worldwide, Inc. (b)	3,900	24,726
National CineMedia, Inc. (d)	7,300	110,230
News Corp. Class A (b),(a)	49,700	795,697
Nexstar Broadcasting Group, Inc. Class A (d),(a)	9,600	549,312
RealD, Inc. (b)	900	11,511
RetailMeNot, Inc. (b)	1,000	18,010
Rubicon Project, Inc. (b)	100	1,792
Shutterfly, Inc. (b)	100	4,524
Starz (b),(a)	14,800	509,268
TechTarget, Inc. (b),(a)	3,200	36,896
Time Warner Cable, Inc. (d),(a)	12,100	1,813,548
TripAdvisor, Inc. (b)	800	66,536
Twenty-First Century Fox, Inc. Class A (c),(d),(a)	227,998	7,715,452
Twitter, Inc. (d),(b)	4,107	205,679
VeriSign, Inc. (b),(a)	6,300	421,911
Walt Disney Co. (d),(a)	17,027	1,785,962
XO Group, Inc. (b)	3,300	58,311
Yahoo!, Inc. (b),(a)	31,200	1,386,372

		34,145,543

Medical Equipment/Devices — 2.2%
ABIOMED, Inc. (b)	1,400	100,212
Accuray, Inc. (b)	3,000	27,900
Affymetrix, Inc. (b)	24,600	308,976
Agilent Technologies, Inc. (d),(a)	107,400	4,462,470
Alere, Inc. (b)	5,200	254,280
AngioDynamics, Inc. (b)	4,700	83,613
Becton Dickinson and Co. (d)	100	14,359
Bio-Rad Laboratories, Inc. Class A (b)	900	121,662
Boston Scientific Corp. (d),(b),(c),(a)	262,200	4,654,050
Bruker Corp. (b)	2,700	49,869
CONMED Corp. (d)	200	10,098
CR Bard, Inc. (d)	12,700	2,125,345
CryoLife, Inc. (d)	2,500	25,925

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Cutera, Inc. (b)	200	$2,584
Cyberonics, Inc. (b),(a)	5,800	376,536
Danaher Corp. (d),(a)	30,400	2,580,960
Edwards Lifesciences Corp. (d),(b),(a)	13,500	1,923,210
Exactech, Inc. (b)	600	15,378
GenMark Diagnostics, Inc. (b)	1,400	18,172
Genomic Health, Inc. (b),(a)	400	12,220
Harvard Bioscience, Inc. (b)	200	1,164
HeartWare International, Inc. (b)	200	17,554
ICU Medical, Inc. (b)	1,100	102,454
Illumina, Inc. (d),(b),(c),(a)	17,400	3,230,136
Inogen, Inc. (b)	1,800	57,582
Insulet Corp. (b)	600	20,010
Luminex Corp. (b),(a)	5,400	86,400
Masimo Corp. (b),(a)	1,200	39,576
Meridian Bioscience, Inc. (d)	1,200	22,896
Merit Medical Systems, Inc. (b)	1,000	19,250
Nanosphere, Inc. (b)	200	46
NuVasive, Inc. (b)	400	18,396
NxStage Medical, Inc. (b)	3,200	55,360
OraSure Technologies, Inc. (b)	2,300	15,042
Quidel Corp. (b)	1,300	35,074
RTI Surgical, Inc. (b)	100	494
Sequenom, Inc. (b)	7,000	27,650
St Jude Medical, Inc.	200	13,080
SurModics, Inc. (b)	1,300	33,839
Thermo Fisher Scientific, Inc. (d),(c),(a)	31,800	4,272,012
Tornier NV (b)	9,300	243,846
Vascular Solutions, Inc. (b)	300	9,096
Wright Medical Group, Inc. (b),(a)	26,700	688,860
Zeltiq Aesthetics, Inc. (b)	3,700	114,071

		26,291,707

Metals & Mining — 0.0%
Alcoa, Inc.	1,200	15,504
Compass Minerals International, Inc. (d)	500	46,605
Encore Wire Corp. (d)	1,200	45,456
Newmont Mining Corp.	6,800	147,628
Stillwater Mining Co. (b)	2,300	29,716

		284,909

Oil, Gas & Coal — 2.4%
Anadarko Petroleum Corp. (d)	474	39,252
Baker Hughes, Inc. (d),(a)	149,800	9,524,284
California Resources Corp.	67,800	515,958
Cameron International Corp. (b),(a)	39,600	1,786,752

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Carrizo Oil & Gas, Inc. (b)	200	$9,930
Cheniere Energy, Inc. (b),(a)	10,100	781,740
Cimarex Energy Co. (d),(a)	400	46,036
Cloud Peak Energy, Inc. (b)	10,400	60,528
Dawson Geophysical Co. (b)	2,640	11,273
Delek US Holdings, Inc. (d),(a)	14,200	564,450
Diamond Offshore Drilling, Inc. (d)	2,700	72,333
Dresser-Rand Group, Inc. (b),(c)	14,640	1,176,324
Dril-Quip, Inc. (b),(a)	4,700	321,433
Energy Transfer Equity LP (d)	1,139	72,167
Ensco PLC Class A (d)	35,700	752,199
EOG Resources, Inc. (d)	946	86,739
Evolution Petroleum Corp. (d),(a)	400	2,380
FMC Technologies, Inc. (b),(a)	24,400	903,044
Frank’s International NV (d)	1,300	24,310
Gulf Island Fabrication, Inc. (d)	200	2,972
Gulfmark Offshore, Inc. Class A	100	1,304
Gulfport Energy Corp. (b),(a)	14,100	647,331
Hallador Energy Co.	400	4,676
Halliburton Co. (d),(a)	43,300	1,900,004
Helix Energy Solutions Group, Inc. (b),(a)	8,900	133,144
Hess Corp. (d)	2,600	176,462
Marathon Petroleum Corp. (d),(a)	18,100	1,853,259
Matrix Service Co. (b)	3,500	61,460
McDermott International, Inc. (b)	7,500	28,800
Mitcham Industries, Inc. (b)	200	920
MRC Global, Inc. (b)	25,600	303,360
Murphy Oil Corp. (d)	2,100	97,860
Nabors Industries Ltd. (d)	18,900	257,985
National Oilwell Varco, Inc. (d),(a)	14,900	744,851
Newfield Exploration Co. (b),(a)	30,500	1,070,245
Newpark Resources, Inc. (b)	700	6,377
Noble Corp. PLC (d)	800	11,424
NOW, Inc. (b)	700	15,148
Oceaneering International, Inc. (d)	7,000	377,510
Oil States International, Inc. (b),(a)	9,200	365,884
Penn Virginia Corp. (b)	11,100	71,928
Phillips 66 (d)	301	23,658
Pioneer Natural Resources Co. (d)	73	11,936
PowerSecure International, Inc. (b)	100	1,316
QEP Resources, Inc. (d),(a)	6,600	137,610
Range Resources Corp.	1,200	62,448
Rowan Cos. PLC Class A (d)	600	10,626
Southwestern Energy Co. (b),(a)	65,800	1,525,902
Superior Energy Services, Inc.	6,000	134,040
Tesco Corp. (d)	1,800	20,466
Tidewater, Inc.	500	9,570

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
TransAtlantic Petroleum Ltd. (b)	300	$1,602
Unit Corp. (b)	1,000	27,980
Valero Energy Corp. (d),(a)	26,900	1,711,378
Warren Resources, Inc. (b),(a)	4,500	4,005
Weatherford International PLC (b)	11,200	137,760
Western Refining, Inc.	1,300	64,207

		28,768,540

Passenger Transportation — 0.1%
Hawaiian Holdings, Inc. (b),(a)	10,500	231,262
Spirit Airlines, Inc. (b),(a)	5,100	394,536

		625,798

Real Estate — 2.1%
Agree Realty Corp. (d)	2,500	82,425
American Homes 4 Rent	400	6,620
American Realty Capital Properties, Inc. (d)	132,406	1,304,199
American Residential Properties, Inc. (b),(a)	3,200	57,568
American Tower Corp. (d),(a)	11,365	1,070,015
Armada Hoffler Properties, Inc. (d),(a)	4,000	42,640
Ashford Hospitality Prime, Inc. (d)	900	15,093
Ashford Hospitality Trust, Inc. (d),(a)	93,495	899,422
Aviv REIT, Inc. (d)	6,400	233,600
Brixmor Property Group, Inc. (d),(a)	15,700	416,835
CBL & Associates Properties, Inc. (d)	2,500	49,500
CBRE Group, Inc. (b),(a)	34,200	1,323,882
Cedar Realty Trust, Inc. (d)	2,500	18,725
Chambers Street Properties (d)	100	788
Columbia Property Trust, Inc. (d),(a)	18,400	497,168
Crown Castle International Corp. (d),(a)	17,022	1,404,996
Empire State Realty Trust, Inc. Class A (d),(a)	2,100	39,501
Equity One, Inc.	400	10,676
FelCor Lodging Trust, Inc. (d)	27,100	311,379
First Potomac Realty Trust	100	1,189
Forest City Enterprises, Inc. Class A (b),(a)	75,000	1,914,000
Franklin Street Properties Corp.	800	10,256
General Growth Properties, Inc. (d)	2,000	59,100
Getty Realty Corp. (d)	400	7,280
Gladstone Commercial Corp. (d)	4,200	78,162
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	500	9,140
Investors Real Estate Trust (d)	400	3,000
iStar Financial, Inc. (b),(a)	2,300	29,900
Kennedy-Wilson Holdings, Inc. (d),(a)	30,500	797,270
Lamar Advertising Co. Class A (c),(d)	163,523	9,692,008
Macerich Co.	100	8,433

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Monmouth Real Estate Investment Corp. Class A (d)	2,700	$29,997
New York REIT, Inc. (d),(a)	120,059	1,258,218
Post Properties, Inc.	200	11,386
Potlatch Corp.	1,500	60,060
QTS Realty Trust, Inc. Class A	2,000	72,820
Realogy Holdings Corp. (b),(a),(c)	75,128	3,416,822
Retail Properties of America, Inc. (d)	3,200	51,296
RLJ Lodging Trust	300	9,393
Rouse Properties, Inc. (d)	3,500	66,360
Select Income REIT (d)	400	9,996
Silver Bay Realty Trust Corp. (d)	5,400	87,264
Taubman Centers, Inc. (d)	4,100	316,233
Urstadt Biddle Properties, Inc. Class A (d)	1,300	29,978
Weyerhaeuser Co.	100	3,315
Winthrop Realty Trust (d)	4,900	79,968

		25,897,876

Recreation Facilities & Services — 0.0%
Carmike Cinemas, Inc. (b)	500	16,800
Cinemark Holdings, Inc.	200	9,014
ClubCorp Holdings, Inc. (d),(a)	4,100	79,376
Madison Square Garden Co. Class A (b)	400	33,860
Marcus Corp.	300	6,387
RCI Hospitality Holdings, Inc. (b)	200	2,082
Regal Entertainment Group Class A (d)	4,900	111,916
Six Flags Entertainment Corp.	600	29,046
Speedway Motorsports, Inc. (d)	1,600	36,400
Town Sports International Holdings, Inc. (d)	900	6,129
Vail Resorts, Inc.	1,500	155,130

		486,140

Renewable Energy — 0.1%
Ameresco, Inc. Class A (b)	300	2,220
Broadwind Energy, Inc. (b)	200	1,000
First Solar, Inc. (b),(a)	15,900	950,661
Renewable Energy Group, Inc. (b)	2,100	19,362
REX American Resources Corp. (b),(a)	1,600	97,296
SunEdison, Inc. (d),(b),(a)	16,211	389,064

		1,459,603

Retail—Consumer Staples — 0.9%
CVS Health Corp. (d),(a)	24,224	2,500,159
Dollar General Corp. (b),(a)	24,612	1,855,253
Dollar Tree, Inc. (b)	4,400	357,038
Ingles Markets, Inc. Class A	400	19,792
Rite Aid Corp. (d),(b),(c),(a)	521,000	4,527,490

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
SUPERVALU, Inc. (b),(a)	68,000	$790,840
Target Corp. (d)	4,100	336,487
TravelCenters of America LLC (b)	13,100	228,464

		10,615,523

Retail Discretionary — 0.8%
1-800-Flowers.com, Inc. Class A (b)	9,600	113,568
Asbury Automotive Group, Inc. (b),(a)	2,900	240,990
Ascena Retail Group, Inc. (b)	17,100	248,121
AutoNation, Inc. (b)	700	45,031
Avis Budget Group, Inc. (b)	400	23,606
Beacon Roofing Supply, Inc. (b)	4,900	153,370
bebe stores, Inc. (d)	100	363
Bed Bath & Beyond, Inc. (b)	400	30,710
Big 5 Sporting Goods Corp. (d)	4,800	63,696
Brown Shoe Co., Inc. (d)	2,200	72,160
Burlington Stores, Inc. (b),(a)	30,000	1,782,600
Chegg, Inc. (b)	400	3,180
Chico’s FAS, Inc. (d)	7,700	136,213
Citi Trends, Inc. (b),(a)	2,800	75,600
Destination Maternity Corp.	200	3,012
Dick’s Sporting Goods, Inc. (d)	400	22,796
eBay, Inc. (b)	1,266	73,023
EVINE Live, Inc. (b)	1,200	8,052
Express, Inc. (b)	19,100	315,723
First Cash Financial Services, Inc. (b)	400	18,608
Foot Locker, Inc. (d)	7,200	453,600
GNC Holdings, Inc. Class A (d),(a)	1,951	95,736
Guess?, Inc. (d)	600	11,154
Haverty Furniture Cos., Inc. (d)	100	2,488
Hibbett Sports, Inc. (b)	2,200	107,932
JC Penney Co., Inc. (b),(a)	13,000	109,330
Kirkland’s, Inc. (b)	800	19,000
L Brands, Inc. (d),(a)	20,400	1,923,516
Liberty Interactive Corp. Class A (b),(a)	18,200	531,258
Liquidity Services, Inc. (b)	900	8,892
Lowe’s Cos., Inc. (d)	1,305	97,079
MarineMax, Inc. (b),(a)	2,400	63,624
Michaels Cos., Inc. (b)	400	10,824
New York & Co., Inc. (b)	400	1,000
Office Depot, Inc. (b)	300	2,760
Overstock.com, Inc. (b),(a)	4,400	106,568
Pacific Sunwear of California, Inc. (b)	100	276
Penske Automotive Group, Inc.	200	10,298
Pep Boys-Manny Moe & Jack (b)	1,400	13,468
PetMed Express, Inc. (d)	2,800	46,256

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Sally Beauty Holdings, Inc. (b)	3,300	$113,421
Shoe Carnival, Inc. (d)	1,200	35,328
Staples, Inc. (d)	49,700	809,364
Stein Mart, Inc. (d)	8,800	109,560
Tiffany & Co. (a)	6,700	589,667
Tilly’s, Inc. Class A (b)	2,500	39,125
Ulta Salon Cosmetics & Fragrance, Inc. (b),(a)	7,000	1,055,950
United Online, Inc. (a)	2,900	46,197
Urban Outfitters, Inc. (b),(a)	1,600	73,040
Williams-Sonoma, Inc. (d),(a)	890	70,942

		9,988,075

Semiconductors — 0.5%
Alpha & Omega Semiconductor Ltd. (b)	900	8,019
Amkor Technology, Inc. (b)	11,500	101,603
Axcelis Technologies, Inc. (b)	3,100	7,378
Cabot Microelectronics Corp. (b)	700	34,979
Cascade Microtech, Inc. (b)	400	5,432
CEVA, Inc. (b),(a)	600	12,792
Coherent, Inc. (b)	200	12,992
Cohu, Inc. (d)	1,700	18,598
Cree, Inc. (b),(a)	31,400	1,114,386
Cypress Semiconductor Corp. (d)	10,865	153,305
DSP Group, Inc. (b)	2,100	25,158
Entropic Communications, Inc. (b)	7,200	21,312
FormFactor, Inc. (b)	10,700	94,909
Freescale Semiconductor Ltd. (b)	14,700	599,172
GSI Technology, Inc. (b)	418	2,466
Integrated Device Technology, Inc. (b)	600	12,012
Intel Corp.	5,900	184,493
IPG Photonics Corp. (b)	400	37,080
Kemet Corp. (b)	5,500	22,770
KLA-Tencor Corp. (d),(a)	18,000	1,049,220
Lattice Semiconductor Corp. (b),(a)	10,700	67,838
M/A-COM Technology Solutions Holdings, Inc. (b)	400	14,904
Marvell Technology Group Ltd. (d)	6,000	88,200
Maxim Integrated Products, Inc. (d),(a)	10,610	369,334
MaxLinear, Inc. Class A (b)	700	5,691
Micron Technology, Inc. (b)	16,551	449,029
MKS Instruments, Inc. (d)	900	30,429
NeoPhotonics Corp. (b)	2,100	14,175
Oclaro, Inc. (b)	800	1,584
OmniVision Technologies, Inc. (b)	5,900	155,583
ON Semiconductor Corp. (b)	5,300	64,183
Pericom Semiconductor Corp. (d),(a)	4,100	63,427
Photronics, Inc. (b),(a)	5,000	42,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Qualcomm, Inc. (d)	3,189	$221,125
Rambus, Inc. (b)	800	10,060
Rudolph Technologies, Inc. (b),(a)	2,400	26,448
Sigma Designs, Inc. (b)	2,800	22,484
Tessera Technologies, Inc. (d)	400	16,112
Ultratech, Inc. (b),(a)	2,200	38,148
Veeco Instruments, Inc. (b)	300	9,165
Vishay Intertechnology, Inc. (d)	800	11,056
Xcerra Corp. (b)	300	2,667
Xilinx, Inc. (d)	5,100	215,730

		5,457,948

Software — 0.7%
2U, Inc. (b)	2,700	69,066
Acxiom Corp. (b),(a)	1,300	24,037
Agilysys, Inc. (b)	700	6,888
Allscripts Healthcare Solutions, Inc. (b),(a)	11,000	131,560
Audience, Inc. (b)	100	454
Autodesk, Inc. (b),(a)	19,600	1,149,344
AVG Technologies NV (b)	700	15,155
Bazaarvoice, Inc. (b)	1,800	10,170
Cadence Design Systems, Inc. (b)	600	11,064
Calix, Inc. (b)	300	2,517
Carbonite, Inc. (b)	3,800	54,340
CDK Global, Inc. (d)	927	43,347
CommVault Systems, Inc. (b)	500	21,850
Digi International, Inc. (b)	1,400	13,972
Ebix, Inc. (d),(a)	600	18,228
Electronic Arts, Inc. (b)	200	11,763
Envestnet, Inc. (b),(a)	12,800	717,824
Five9, Inc. (b)	700	3,892
inContact, Inc. (b)	5,900	64,310
Infoblox, Inc. (b),(a)	4,900	116,963
Informatica Corp. (b),(a)	40,800	1,789,284
InnerWorkings, Inc. (b)	200	1,344
Intralinks Holdings, Inc. (b)	5,800	59,972
Limelight Networks, Inc. (b)	11,600	42,108
Lionbridge Technologies, Inc. (b)	800	4,576
LivePerson, Inc. (b)	100	1,024
Mavenir Systems, Inc. (b)	100	1,774
Merge Healthcare, Inc. (b)	11,100	49,617
Microsoft Corp. (d),(a)	7,961	323,654
MicroStrategy, Inc. Class A (b)	100	16,919
Model N, Inc. (b)	3,000	35,880
Monotype Imaging Holdings, Inc. (d)	700	22,848
Palo Alto Networks, Inc. (b),(a)	500	73,040

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Paycom Software, Inc. (b)	100	$3,206
PDF Solutions, Inc. (b)	200	3,584
Progress Software Corp. (b)	300	8,151
QAD, Inc. Class A (d)	2,900	70,180
Quality Systems, Inc. (d),(a)	3,400	54,332
Qualys, Inc. (b)	1,100	51,128
Rackspace Hosting, Inc. (b),(a)	9,000	464,310
Rally Software Development Corp. (b)	400	6,276
RealNetworks, Inc. (b)	900	6,057
Red Hat, Inc. (b)	200	15,150
salesforce.com, Inc. (d),(b)	3,505	234,169
Seachange International, Inc. (b)	1,600	12,560
ServiceNow, Inc. (d),(b)	1,971	155,275
Support.com, Inc. (b)	1,400	2,184
Synopsys, Inc. (b)	200	9,264
Tableau Software, Inc. Class A (b)	2,500	231,300
Veeva Systems, Inc. Class A (b)	4,900	125,097
VMware, Inc. Class A (b),(a)	21,400	1,755,014
Zendesk, Inc. (b),(a)	1,100	24,959

		8,140,980

Specialty Finance — 0.5%
AG Mortgage Investment Trust, Inc. (d)	1,300	24,492
Air Lease Corp.	1,200	45,288
American Capital Agency Corp. (d),(a)	84,438	1,801,062
American Capital Mortgage Investment Corp. (d),(a)	14,800	265,808
American Express Co.	1,000	78,120
Annaly Capital Management, Inc. (d)	38,100	396,240
Anworth Mortgage Asset Corp.	4,800	24,432
Apollo Commercial Real Estate Finance, Inc. (d),(a)	30,300	520,554
Arbor Realty Trust, Inc. (d)	4,100	28,618
Blackhawk Network Holdings, Inc. Class B (b)	400	14,220
Capstead Mortgage Corp. (d)	100	1,177
Cherry Hill Mortgage Investment Corp. (d)	1,400	24,682
Chimera Investment Corp. (d),(a)	211,900	665,366
CIT Group, Inc. (d),(a)	5,166	233,090
Consumer Portfolio Services, Inc. (b)	100	699
Dynex Capital, Inc. (d)	9,400	79,618
Ellington Residential Mortgage REIT (d),(a)	2,500	40,950
Essent Group Ltd. (b)	3,400	81,294
Five Oaks Investment Corp. (d)	3,300	35,145
FleetCor Technologies, Inc. (b)	100	15,092
FNF Group (d)	200	7,352
FNFV Group (b)	13,567	191,295
Global Cash Access Holdings, Inc. (b),(a)	11,300	86,106
Green Dot Corp. Class A (b)	100	1,592

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Hatteras Financial Corp. (d)	5,500	$99,880
HomeStreet, Inc. (d)	400	7,328
Invesco Mortgage Capital, Inc. (d)	33	512
Ladder Capital Corp. (b)	100	1,851
McGrath RentCorp	100	3,291
Meta Financial Group, Inc. (d)	1,400	55,622
MFA Financial, Inc. (d)	14,000	110,040
New Residential Investment Corp. (d)	48,200	724,446
Newcastle Investment Corp.	33	160
Nicholas Financial, Inc. (b)	900	12,609
On Deck Capital, Inc. (b)	254	5,408
PennyMac Mortgage Investment Trust (d)	1,800	38,322
Visa, Inc. A Shares (d),(a)	6,288	411,298
Walker & Dunlop, Inc. (b)	4,800	85,104
ZAIS Financial Corp. (d)	700	12,488

		6,230,651

Technology Services — 0.3%
Amdocs Ltd. (d)	10,400	565,760
Broadridge Financial Solutions, Inc. (d),(a)	600	33,006
Ciber, Inc. (b)	2,700	11,124
comScore, Inc. (b)	1,000	51,200
CSG Systems International, Inc. (d)	7,500	227,925
Cubic Corp. (d)	2,800	144,956
DST Systems, Inc. (d),(a)	6,000	664,260
EPAM Systems, Inc. (b),(a)	2,500	153,225
ExlService Holdings, Inc. (b)	200	7,440
Leidos Holdings, Inc. (d),(a)	12,500	524,500
Luxoft Holding, Inc. (b)	9,600	496,704
Markit Ltd. (b)	19,500	524,550
NIC, Inc. (d)	2,200	38,874
Nielsen NV	526	23,444
Perficient, Inc. (b)	300	6,207
Sabre Corp. (d)	1,700	41,310
Science Applications International Corp. (d)	3,300	169,455
ServiceSource International, Inc. (b)	200	620
Sykes Enterprises, Inc. (b)	1,400	34,790
Xerox Corp. (d)	8,500	109,225

		3,828,575

Telecommunications — 0.1%
Cincinnati Bell, Inc. (b)	2,600	9,178
FairPoint Communications, Inc. (b),(a)	1,500	26,400
General Communication, Inc. Class A (b),(a)	6,200	97,712
GTT Communications, Inc. (b)	500	9,440
Hawaiian Telcom Holdco, Inc. (b)	900	23,967

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
IDT Corp. Class B (d)	1,200	$21,300
Inteliquent, Inc. (d),(a)	9,500	149,530
Internap Network Services Corp. (b)	6,300	64,449
Level 3 Communications, Inc. (b)	4,220	227,205
Lumos Networks Corp. (d)	1,500	22,890
ORBCOMM, Inc. (b)	200	1,194
Pendrell Corp. (b)	200	260
Premiere Global Services, Inc. (b)	4,500	43,020
Shenandoah Telecommunications Co. (d)	200	6,232
Spok Holdings, Inc. (d)	100	1,917
TeleCommunication Systems, Inc. Class A (b)	700	2,681
Telephone & Data Systems, Inc.	400	9,960
Vonage Holdings Corp. (b)	400	1,964
West Corp. (d),(a)	15,800	532,934
Zix Corp. (b),(a)	2,100	8,253

		1,260,486

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (b)	6,400	59,008
Atlas Air Worldwide Holdings, Inc. (b)	600	25,812
Con-way, Inc. (d)	900	39,717
Heartland Express, Inc.	100	2,376
Hornbeck Offshore Services, Inc. (b)	200	3,762
Hub Group, Inc. Class A (b)	500	19,645
Kirby Corp. (b),(a)	3,600	270,180
ModusLink Global Solutions, Inc. (b)	2,500	9,625
Navios Maritime Acquisition Corp. (d)	100	354
Quality Distribution, Inc. (b)	2,500	25,825
Saia, Inc. (b)	600	26,580
Scorpio Bulkers, Inc. (b)	1,100	2,607
Stamps.com, Inc. (b)	2,500	168,225
Swift Transportation Co. (b)	1,700	44,234
Tsakos Energy Navigation Ltd.	1,300	10,634
Union Pacific Corp. (d),(a)	1,925	208,497
USA Truck, Inc. (b)	700	19,383
UTi Worldwide, Inc. (b)	100	1,230
Werner Enterprises, Inc. (d)	300	9,423

		947,117

Transportation Equipment — 0.1%
Accuride Corp. (b)	1,000	4,660
Allison Transmission Holdings, Inc. (d),(a)	39,900	1,274,406
PACCAR, Inc.	500	31,570
Spartan Motors, Inc. (d),(a)	200	970
Trinity Industries, Inc. (d)	3,200	113,632

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
WABCO Holdings, Inc. (b)	400	$49,152

		1,474,390

Travel Lodging & Dining — 0.0%
Boyd Gaming Corp. (b)	500	7,100
Panera Bread Co. Class A (b),(a)	300	47,998

		55,098

Utilities — 0.1%
AGL Resources, Inc.	300	14,895
Atmos Energy Corp. (d),(a)	3,800	210,140
California Water Service Group (d)	2,400	58,824
Calpine Corp. (b)	100	2,287
CenterPoint Energy, Inc. (d),(a)	42,600	869,466
CMS Energy Corp. (d)	2,000	69,820
DTE Energy Co. (d)	800	64,552
Edison International	100	6,247
Hawaiian Electric Industries, Inc. (d)	800	25,696
Integrys Energy Group, Inc. (d),(a)	1,000	72,020
Middlesex Water Co. (d)	500	11,380
OGE Energy Corp.	800	25,288
PG&E Corp. (d)	1,200	63,684
Questar Corp. (d)	1,800	42,948
Unitil Corp. (d)	200	6,954

		1,544,201

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (b)	5,300	29,150
Clean Harbors, Inc. (b)	300	17,034

		46,184

Total United States		411,026,748

TOTAL COMMON STOCK (COST $500,423,595)		518,560,210

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares (d)	246	65,240

Total Germany		65,240

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares (d)	60	59,577

Total Republic of Korea		59,577

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
United States — 0.0%
Pharmaceuticals — 0.0%
Actavis PLC	51	$51,612

Total United States		51,612

TOTAL PREFERRED STOCK (COST $176,263)		176,429

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 7.6%
Cayman Islands — 4.5%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.03%, 05/01/27 (d),(e),(f)	$2,300,000	2,139,000
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.66%, 07/23/35 (d),(e),(f)	2,089,998	1,776,499
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.66%, 09/23/37 (d),(e),(f)	996,000	587,640
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 3.76%, 10/17/24 (d),(e),(f)	650,000	623,805
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.50%, 01/30/24 (d),(e),(f)	600,000	595,260
Babson CLO Ltd., Series 2013-IA, Class D, 3.76%, 04/20/25 (d),(e),(f)	800,000	786,560
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.76%, 07/21/20 (d),(e),(f)	500,000	465,350
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.55%, 01/15/24 (d),(e),(f)	400,000	400,000
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.93%, 04/22/27 (d),(e),(f)	600,000	570,720
Series 2015-1A, Class E, 5.43%, 04/22/27 (d),(e),(f)	600,000	537,060
CIFC Funding 2015-1 Ltd., Series 2015-1A, Class D, 4.26%, 01/22/27 (d),(e),(f)	1,600,000	1,541,920
CIFC Funding Ltd.,
Series 2006-1BA, Class B2L, 4.26%, 12/22/20 (d),(e),(f)	400,000	390,200
Series 2014-4A, Class D, 3.66%, 10/17/26 (d),(e),(f)	1,200,000	1,126,320
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.75%, 10/15/21 (d),(e),(f)	250,000	250,050
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.26%, 11/21/22 (d),(e),(f)	1,800,000	1,805,580

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Cutwater Ltd., Series 2014-1A, Class C, 3.95%, 07/15/26 (d),(e),(f)	$1,512,000	$1,436,400
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.00%, 10/14/21 (d),(f)	467,000	467,841
Eastland CLO Ltd., Series 2007-1A, Class C, 1.75%, 05/01/22 (d),(e),(f)	400,000	354,640
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 3.90%, 01/16/26 (d),(e),(f)	789,000	763,831
Fore CLO Ltd., Series 2007-1A, Class D, 3.26%, 07/20/19 (d),(e),(f)	1,356,017	1,334,185
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class D, 5.76%, 04/20/23 (d),(e),(f)	500,000	500,000
Galaxy XII CLO Ltd., Series 2012-12A, Class D, 4.26%, 05/19/23 (d),(e),(f)	1,100,000	1,094,500
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.66%, 11/15/24 (d),(e),(f)	1,400,000	1,404,620
Golub Capital Partners CLO Ltd., Series 2011-10AR, Class DR, 4.11%, 10/20/21 (d),(e),(f)	250,000	248,625
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 3.73%, 04/28/25 (d),(e),(f)	1,800,000	1,683,180
Harbourview CDO III Ltd., Series 3A, Class A, 0.73%, 09/15/31 (d),(e),(f),(g)	876,011	788,410
ING IM CLO Ltd., Series 2013-2A, Class C, 3.76%, 04/25/25 (d),(e),(f)	658,000	641,024
Katonah Ltd., Series 2007-10A, Class E, 4.26%, 04/17/20 (d),(e),(f)	681,000	655,531
Kingsland VI Ltd., Series 2013-6A, Class D, 3.91%, 10/28/24 (d),(e),(f)	900,000	854,910
KKR Financial CLO Ltd.,
Series 10, Class D, 3.98%, 01/15/26 (d),(e),(f)	500,000	475,950
Series 2012-1A, Class C, 4.77%, 12/15/24 (d),(e),(f)	3,500,000	3,526,600
LCM XI LP, Series 11A, Class D2, 4.21%, 04/19/22 (d),(e),(f)	800,000	794,000
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.01%, 07/21/26 (d),(e),(f)	732,000	701,622
Series 2014-3A, Class E, 5.51%, 07/21/26 (d),(e),(f)	581,000	518,078
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.76%, 07/20/19 (d),(e),(f)	292,335	292,306
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 4.78%, 08/28/26 (d),(e),(f)	1,800,000	1,812,780
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.26%, 08/13/25 (d),(e),(f)	300,000	294,330
Ocean Trails CLO V, Series 2014-5A, Class D, 4.23%, 10/13/26 (d),(e),(f)	1,000,000	975,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.06%, 05/05/23 (d),(e),(f)	$1,400,000	$1,408,960
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.25%, 01/15/24 (d),(e),(f)	250,000	250,000
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.91%, 08/12/26 (d),(e),(f)	344,000	332,373
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.85%, 11/14/26 (d),(e),(f)	1,100,000	1,093,290
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.46%, 07/22/25 (d),(e),(f)	800,000	763,280
OZLM Funding V Ltd.,
Series 2013-5A, Class C, 3.76%, 01/17/26 (d),(e),(f)	1,200,000	1,145,880
Series 2013-5A, Class D, 4.98%, 01/17/26 (d),(e),(f)	600,000	553,380
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 07/17/26 (d),(e),(f)	1,500,000	1,451,700
OZLM XI Ltd., Series 2015-11A, Class D, 5.67%, 01/30/27 (d),(e),(f)	800,000	727,520
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 0.99%, 07/03/33 (d),(e),(f)	209,599	188,639
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.57%, 03/22/37 (d),(e),(f)	971,885	728,913
Race Point VI CLO Ltd., Series 2012-6RA, Class DR, 4.34%, 05/24/23 (d),(e),(f)	350,000	345,835
Red River CLO Ltd., Series 1A, Class D, 1.90%, 07/27/18 (d),(e),(f)	900,000	882,900
Sound Point CLO I Ltd., Series 2012-1A, Class D, 4.81%, 10/20/23 (d),(e),(f)	900,000	906,030
Symphony CLO IV Ltd., Series 2007-4A, Class E, 5.76%, 07/18/21 (d),(e),(f)	739,000	739,295
Symphony CLO IX Ltd., Series 2012-9A, Class D, 4.50%, 04/16/22 (d),(e),(f)	1,900,000	1,909,310
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.86%, 07/28/21 (d),(e),(f)	400,000	401,320
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.75%, 10/15/25 (d),(e),(f)	250,000	241,875
Trapeza CDO XIII LLC, Series 2007-13A, Class A3, 0.69%, 11/09/42 (d),(e),(f)	270,000	156,600
Venture CDO Ltd., Series 2014-16A, Class B1L, 3.70%, 04/15/26 (d),(e),(f)	3,400,000	3,288,820
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.01%, 08/28/25 (d),(e),(f)	700,000	669,480
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.91%, 04/20/26 (d),(e),(f)	1,082,000	995,007

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
WhiteHorse VIII Ltd., Series 2014-1A, Class E, VRN, 4.81%, 05/01/26 (d),(e),(f)	$420,000	$351,624

Total Cayman Islands		54,747,258

United States — 3.1%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class E, 3.82%, 02/10/20 (d),(e)	800,000	820,160
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (d),(e),(g)	758,000	768,385
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 0.46%, 02/15/34 (d),(f)	1,373,104	1,235,793
Series 2004-P, Class 2A, 0.49%, 03/15/34 (d),(f)	30,700	26,479
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (d),(e)	156,000	153,052
Series 2014-C, Class D, 4.83%, 08/17/20 (d),(e)	391,000	383,767
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 06/15/22 (d),(e)	3,900,000	3,926,520
DT Auto Owner Trust,
Series 2014-3A, Class D, 4.47%, 11/15/21 (d),(e)	600,000	612,000
Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(e)	1,000,000	1,007,200
Education Funding LLC, Series 2006-1A, Class A2, 0.51%, 10/25/29 (d),(e),(f)	1,266,908	1,178,731
Exeter Automobile Receivables Trust,
Series 2014-1A, Class D, 5.53%, 02/16/21 (d),(e)	4,300,000	4,398,040
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(e)	800,000	802,640
Series 2014-3A, Class C, 4.17%, 06/15/20 (d),(e)	1,900,000	1,915,960
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (d),(e),(g)	72,279	74,231
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.77%, 12/20/20 (d),(e),(f)	716,000	704,544
GE Business Loan Trust, Series 2004-1, Class C, 1.37%, 05/15/32 (d),(e),(f)	98,374	91,783
GE Business Loan Trust 2004-1, Series 2004-1, Class B, 0.87%, 05/15/32 (d),(e),(f)	68,701	63,404
Harch CLO III Ltd., Series 2007-1A, Class E, 4.00%, 04/17/20 (d),(e),(f)	549,000	524,240
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A3, 0.46%, 11/25/35 (d),(f)	391,275	363,885
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.45%, 01/15/34 (d),(e),(f),(g)	1,424,297	1,360,204
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.33%, 04/25/36 (d),(f)	912,821	888,905
Series 2006-NC4, Class A2C, 0.32%, 06/25/36 (d),(f)	2,977,340	2,791,257

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.30%, 06/25/37 (d),(f)	$1,726,577		$1,680,477
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 0.77%, 06/23/35 (d),(e),(f)	211,000		128,710
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.22%, 06/15/33 (d),(f)	175,975		164,114
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.30%, 08/25/37 (d),(f)	1,505,625		1,467,985
US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35 (d),(e)	3,463,533		3,475,656
Vericrest Opportunity Loan Trust, Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (d),(e),(f)	2,942,105		2,941,811
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (d),(e),(f)	1,874,439		1,874,439
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (d),(e)	1,233,209		1,231,853

Total United States			37,056,225

TOTAL ASSET-BACKED SECURITIES (COST $91,290,717)			91,803,483

CONVERTIBLE BONDS — 0.2%
France — 0.1%
Auto Parts Manufacturing — 0.1%
Faurecia REG S, 3.25%, 01/01/18 (d)	1,369,300	EUR	604,543

Total France			604,543

Germany — 0.0%
Automobiles Manufacturing — 0.0%
Volkswagen International Finance NV Co. REG S (d)	$300,000		462,199

Total Germany			462,199

Spain — 0.1%
Wireless Telecommunication Services — 0.1%
Telefonica Participacion Co. REG S (d)	1,400,000		1,638,423

Total Spain			1,638,423

TOTAL CONVERTIBLE BONDS (COST $2,871,514)			2,705,165

BANK LOANS — 0.1%
Netherlands — 0.1%
Exploration & Production — 0.1%
Endeavour International Holding BV, 11.00%, 01/02/17 (d),(f),(g)	1,048,524		825,713

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Transportation & Logistics — 0.0%
Ceva Intercompany BV, 6.50%, 03/19/21 (d),(f),(g)	$39,418	$36,839

Total Netherlands		862,552

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Group PLC, 6.50%, 03/19/21 (d),(f),(g)	37,739	35,270
Ceva Logistics, 6.50%, 03/19/21 (d),(f),(g)	6,796	6,351
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (d),(f),(g)	54,369	50,813

Total United Kingdom		92,434

United States — 0.0%
Publishing & Broadcasting — 0.0%
Clear Channel Communications, 6.93%, 01/30/19 (d),(f),(g)	113,167	107,458

Total United States		107,458

TOTAL BANK LOANS (COST $1,262,088)		1,062,444

CORPORATE BONDS & NOTES — 3.8%
Brazil — 0.3%
Banks — 0.1%
Banco Bradesco SA REG S, 5.90%, 01/16/21 (d)	350,000	368,393
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22 (d)	300,000	294,000
Banco Votorantim SA REG S, 7.38%, 01/21/20 (d)	150,000	154,200
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21 (d)	200,000	204,500
6.20%, 04/15/20 (d)	150,000	159,300

		1,180,393

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23 (d)	100,000	88,750

Integrated Oils — 0.2%
Petrobras Global Finance BV, 5.75%, 01/20/20	2,573,000	2,392,015

Total Brazil		3,661,158

Canada — 0.1%
Aerospace & Defense — 0.0%
Bombardier, Inc.,
5.50%, 09/15/18 (d),(e)	420,000	419,475

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value
7.50%, 03/15/25 (d),(e),(c)	$490,000		$483,569

			903,044

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (d),(a)	920,000		961,400

Total Canada			1,864,444

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 5.90%, 09/24/19 (f)	761,684		666,473

Total Ecuador			666,473

France — 0.2%
Property & Casualty — 0.2%
Groupama SA REG S, 6.38%, (d),(f),(i)	1,900,000		2,201,306

Total France			2,201,306

Germany — 0.1%
Banks — 0.1%
HSH Nordbank AG REG S, MTN,
0.85%, 02/14/17 (d),(f)	549,000	EUR	498,076
0.89%, 02/14/17 (d),(f)	610,000	EUR	554,238

Total Germany			1,052,314

Hong Kong — 0.0%
Casinos & Gaming — 0.0%
MCE Finance Ltd. (d),(e)	$94,000		87,890

Total Hong Kong			87,890

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (d)	1,100,000		1,203,474

Total Ireland			1,203,474

Luxembourg — 0.1%
Wireless Telecommunication Services — 0.1%
Intelsat Luxembourg SA, 7.75%, 06/01/21 (d),(c)	928,000		856,080

Total Luxembourg			856,080

Mexico — 0.0%
Oil & Gas Services — 0.0%
Oro Negro Drilling Pte Ltd. REG S (e)	100,000		72,000

Total Mexico			72,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value
Nigeria — 0.0%
Oil & Gas Services — 0.0%
Sea Trucks Group Ltd. REG S, 9.00%, 03/26/18 (e),(g)	$200,000		$124,000

Total Nigeria			124,000

Poland — 0.0%
Food & Beverage — 0.0%
CEDC Finance Corp. International, Inc. (d),(j)	193,082		176,670

Total Poland			176,670

Sweden — 0.0%
Chemicals — 0.0%
Perstorp Holding AB,
8.75%, 05/15/17 (d),(e)	202,000		209,070
11.00%, 08/15/17 (d),(e)	200,000		207,500

Total Sweden			416,570

United Kingdom — 0.1%
Financial Services — 0.0%
Depfa Funding III LP REG S, 1.72% (d),(f),(i)	676,000	EUR	408,718

Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (d),(e)	$99,000		98,134
CEVA Group PLC, 4.00%, 05/01/18 (d),(e)	1,010,128		916,691

			1,014,825

Total United Kingdom			1,423,543

United States — 2.4%
Advertising & Marketing — 0.1%
Visant Corp., 10.00%, 10/01/17 (d),(c)	1,034,000		925,430

Airlines — 0.0%
American Airlines Group Co., 4.63%, 03/01/20 (d),(e)	140,000		137,113

Cable & Satellite — 0.1%
CCOH Safari LLC, 5.75%, 12/01/24 (d)	210,000		216,300
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (d),(c)	980,000		1,053,500

			1,269,800

Casinos & Gaming — 0.2%
Boyd Gaming Corp., 9.00%, 07/01/20 (d),(c)	110,000		118,663
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (d),(e)	829,000		731,592

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (d),(e)	$513,000	$525,825
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (d),(e)	896,000	945,280
Isle of Capri Casinos, Inc., 8.88%, 06/15/20 (d),(c)	195,000	210,600
Scientific Games International, Inc., 7.00%, 01/01/22 (d),(e),(c),(a)	110,000	112,475

		2,644,435

Communications Equipment — 0.1%
Avaya, Inc.,
9.00%, 04/01/19 (d),(e),(c)	283,000	290,075
10.50%, 03/01/21 (d),(e),(c)	541,000	461,202

		751,277

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (d),(e)	280,000	263,200

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (d),(e)	1,017,000	795,803
Springleaf Finance Corp., 5.25%, 12/15/19 (d),(c)	263,000	260,041

		1,055,844

Consumer Services — 0.0%
Quad/Graphics, Inc., 7.00%, 05/01/22 (d),(e),(a)	233,000	224,263
RR Donnelley & Sons Co., 6.00%, 04/01/24 (d),(a)	50,000	51,625

		275,888

Containers & Packaging — 0.0%
Owens-Brockway Glass Container, Inc.,
5.00%, 01/15/22 (d),(e),(c)	60,000	61,119
5.38%, 01/15/25 (d),(e),(c)	60,000	61,650

		122,769

Entertainment Resources — 0.1%
Mohegan Tribal Gaming Authority, PIK, 11.00%, 09/15/18 (d),(e),(c),(a)	902,000	899,745

Exploration & Production — 0.1%
Antero Resources Corp., 5.63%, 06/01/23 (d),(e),(c)	140,000	138,775
Newfield Exploration Co., 5.38%, 01/01/26 (d),(c)	140,000	141,418
Oasis Petroleum, Inc., 6.50%, 11/01/21 (d),(c)	345,000	329,475
Rice Energy, Inc., 7.25%, 05/01/23 (d),(e)	131,000	131,000

		740,668

Financial Services — 0.1%
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (d),(e)	260,000	252,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (d),(e),(a)	$1,224,000	$1,282,140

		1,534,340

Food & Beverage — 0.0%
Dean Foods Co., 6.50%, 03/15/23 (d),(e)	280,000	281,400
Post Holdings, Inc.,
6.75%, 12/01/21 (d),(e),(c)	50,000	50,500
7.38%, 02/15/22 (d),(c)	150,000	155,250

		487,150

Hardware — 0.0%
Real Alloy Holding, Inc., 10.00%, 01/15/19 (d),(e)	572,000	578,435

Health Care Facilities/Services — 0.2%
inVentiv Health, Inc., 11.00%, 08/15/18 (d),(e),(j)	756,500	726,240
Kindred Escrow Corp. II, 8.00%, 01/15/20 (d),(e),(a)	332,000	356,277
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d),(c)	1,062,000	929,250

		2,011,767

Home Improvement — 0.0%
Apex Tool Group LLC, 7.00%, 02/01/21 (d),(e)	130,000	122,200
Empire Today LLC / Empire Today Finance Corp., 11.38%, 02/01/17 (d),(e)	390,000	314,925

		437,125

Industrial Other — 0.0%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (d),(e)	350,000	345,625

Internet Media — 0.0%
VeriSign, Inc., 5.25%, 04/01/25 (d),(e),(c)	130,000	132,925

Machinery Manufacturing — 0.0%
Renaissance Acquisition Corp., 6.88%, 08/15/21 (d),(e)	130,000	117,975

Mass Merchants — 0.0%
Family Tree Escrow LLC, 5.75%, 03/01/23 (d),(e)	75,000	78,750

Metals & Mining — 0.1%
AK Steel Corp.,
7.63%, 05/15/20 - 10/01/21 (d)	1,070,000	894,900
8.38%, 04/01/22 (d)	15,000	12,375

		907,275

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Pharmaceuticals — 0.0%
Endo Finance LLC / Endo Finco, Co., 5.38%, 01/15/23 (c),(d),(e)	$140,000	$139,650

Pipeline — 0.0%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (d),(e)	70,000	70,700

		70,700

Publishing & Broadcasting — 0.4%
American Media, Inc., 11.50%, 12/15/17 (d),(a)	1,250,000	1,275,000
Knight Ridder, Inc., 5.75%, 09/01/17 (d)	123,000	128,228
LBI Media, Inc.,
10.00%, 04/15/19 (d),(e)	233,000	242,902
13.50%, 04/15/20 (d),(e)	1,707,000	1,758,210
Lee Enterprises, Inc., 9.50%, 03/15/22 (d),(e)	797,000	822,902
McClatchy Co., 9.00%, 12/15/22 (d),(c),(a)	619,000	597,335

		4,824,577

Railroad — 0.0%
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (d),(e)	54,000	54,405

Real Estate — 0.0%
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (d)	178,000	178,445

Retail—Consumer Discretionary — 0.3%
Claire’s Stores, Inc., 9.00%, 03/15/19 (d),(e)	639,000	579,893
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (d),(e)	2,539,000	2,418,397
Netflix, Inc., 5.50%, 02/15/22 (d),(e),(c)	140,000	143,150

		3,141,440

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (d),(e),(c)	883,000	825,605

Supermarkets — 0.1%
Rite Aid Corp., 6.13%, 04/01/23 (d),(e)	455,000	466,375
SUPERVALU, Inc., 7.75%, 11/15/22 (d),(c)	210,000	223,650

		690,025

Transportation & Logistics — 0.0%
XPO Logistics, Inc., 7.88%, 09/01/19 (d),(e)	240,000	253,800

Utilities — 0.1%
AES Corp., 5.50%, 04/15/25 (d)	650,000	643,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount		Value
Wireless Telecommunication Services — 0.2%
Frontier Communications Corp., 6.88%, 01/15/25 (d)	$764,000		$756,360
Sprint Communications, Inc., 6.00%, 11/15/22 (d),(a)	394,000		374,300
Sprint Corp.,
7.63%, 02/15/25 (d),(c)	280,000		278,950
7.88%, 09/15/23 (d)	200,000		204,000
Windstream Corp.,
6.38%, 08/01/23 (d),(c)	420,000		378,760
7.50%, 06/01/22 (d),(c)	254,000		245,110
7.75%, 10/01/21 (d),(c)	173,000		172,308

			2,409,788

Total United States			28,949,471

Venezuela — 0.3%
Integrated Oils — 0.3%
Petroleos de Venezuela SA REG S, 6.00%, 05/16/24 - 11/15/26 (d)	11,486,000		3,615,601

Total Venezuela			3,615,601

TOTAL CORPORATE BONDS & NOTES (COST $48,002,689)			46,370,994

SOVEREIGN DEBT — 2.3%
Argentina Boden Bonds, 7.00%, 10/03/15 (d)	5,345,000		4,996,981
Argentina Bonar Bonds, 7.00%, 04/17/17 (d)	3,442,000		3,237,583
Argentine Republic Government International Bond, 12/31/33 (a),(b),(h),(k)	3,418,169		3,349,122
Ecuador Government International Bond REG S, 10.50%, 03/24/20	2,585,000		2,591,462
Hellenic Republic Government Bond, 3.00%, 02/24/24 - 02/24/42 (j)	2,304,000	EUR	1,215,415
Hellenic Republic Government Bond REG S, 3.00%, 02/24/23 - 02/24/32 (j)	256,000	EUR	142,881
Hungary Government International Bond, 5.38%, 03/25/24 (d)	$1,604,000		1,798,485
Pakistan Government International Bond REG S, 6.75%, 12/03/19 (a),(d),(k)	3,007,000		3,057,133
Portugal Obrigacoes do Tesouro OT REG S, 4.10%, 02/15/45 (e)	2,573,000	EUR	3,734,216
Republic of Iraq REG S, 5.80%, 01/15/28 (d)	$4,165,000		3,477,775

TOTAL SOVEREIGN DEBT (COST $27,433,400)			27,601,053

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — 17.7%
Cayman Islands — 1.6%
Collateralized Debt Obligation (Commercial) — 1.5%
Gramercy Real Estate CDO Ltd.,
Series 2006-1A, Class B, 0.63%, 07/25/41 (d),(e),(f)	$3,000,000	$2,898,900
Series 2007-1A, Class A1, 0.54%, 08/15/56 (d),(e),(f)	545,395	485,728
N-Star REL CDO IV Ltd., Series 2005-4A, Class C, 0.93%, 07/27/40 (d),(e),(f)	2,546,000	2,481,077
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.71%, 06/16/41 (d),(e),(f)	3,718,000	3,133,530
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.68%, 04/15/32 (d),(e),(f)	300,000	296,670
Series 2015-CRE3, Class D, 4.17%, 03/15/32 (d),(e),(f)	1,500,000	1,500,000
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.43%, 05/09/46 (d),(e),(f)	7,433,322	7,189,509

		17,985,414

Commercial Mortgage-Backed Securities — 0.1%
PFP III Ltd., Series 2014-1, Class D, 4.27%, 06/14/31 (d),(e),(f)	1,000,000	1,003,000

Total Cayman Islands		18,988,414

United States — 16.1%
Collateralized Debt Obligation (Commercial) — 0.1%
Arbor Realty Mortgage Securities LLC, Series 2006-1A, Class A2, 0.57%, 01/26/42 (a),(d),(e),(f),(k)	876,071	859,163

Collateralized Mortgage Obligation (Residential) — 8.4%
Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.77%, 02/20/36 (d),(f)	3,270,610	2,730,960
Banc of America Funding Trust, Series 2007-B, Class A1, 0.39%, 04/20/47 (d),(f)	3,250,713	2,443,561
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.56%, 07/25/37 (d),(f)	328,412	311,959
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.45%, 06/20/35 (d),(f)	3,563,444	3,420,906
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	780,666	802,524
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (d)	240,079	244,040

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.57%, 08/25/35 (d),(f)	$4,074,528	$3,853,281
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 2.77%, 05/25/24 (a),(d),(f),(k)	2,302,501	2,104,256
Series 2014-C03, Class 1M2, 3.17%, 07/25/24 (a),(d),(f),(k)	3,375,184	3,175,711
Series 2014-C03, Class 2M2, 3.07%, 07/25/24 (a),(d),(f),(k)	7,658,522	7,155,357
Series 2014-C04, Class 2M2, 5.17%, 11/25/24 (d),(f)	634,580	666,182
Series 2015-C01, Class 1M2, 4.47%, 02/25/25 (a),(d),(f),(k)	7,994,418	8,135,120
Series 2015-C01, Class 2M2, 4.72%, 02/25/25 (d),(f)	10,951,257	11,188,899
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17 SEQ, 6.00%, 06/25/35 (d)	632,878	639,967
Series 2005-J2, Class 1A5, 0.67%, 04/25/35 (d),(f)	659,041	584,240
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.57%, 04/25/36 (d),(f)	185,401	189,127
Series 2006-BC4, Class 2A2, 0.33%, 11/25/36 (d),(f)	641,531	596,431
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.28%, 11/25/35 (d),(f)	4,279,263	3,605,279
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.69%, 01/25/36 (d),(f)	909,897	842,837
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (d),(f),(j)	154,129	145,421
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.45%, 01/25/36 (d),(f)	3,043,094	2,298,144
RALI Trust, Series 2005-QA13, Class 2A1, 3.55%, 12/25/35 (d),(f)	6,795,398	5,850,838
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.80%, 05/25/36 (d),(f)	2,274,656	1,914,123
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.42%, 11/25/23 (a),(d),(f),(k)	4,897,650	5,034,295
Series 2014-DN1, Class M3, 4.67%, 02/25/24 (d),(f)	2,013,142	2,093,064
Series 2014-DN3, Class M2, 2.57%, 08/25/24 (d),(f)	800,000	809,760
Series 2014-DN4, Class M3, 4.72%, 10/25/24 (d),(f)	1,533,624	1,585,767

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Series 2014-HQ1, Class M2, 2.67%, 08/25/24 (d),(f)	$2,400,000	$2,417,520
Series 2014-HQ2, Class M3, 3.92%, 09/25/24 (a),(d),(f),(k)	1,381,835	1,349,777
Series 2015-DN1, Class M3, 4.32%, 01/25/25 (d),(f)	2,960,542	3,040,477
Series 2015-HQ1, Class M3, 3.97%, 03/25/25 (d),(f)	1,853,958	1,865,823
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A, 0.94%, 12/25/46 (d),(f)	6,161,225	4,990,593
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR12, Class 1A2, 2.26%, 10/25/36 (d),(f)	3,289,218	2,970,164
Series 2006-AR18, Class 1A1, 1.78%, 01/25/37 (d),(f)	3,285,561	2,856,138
Series 2007-HY6, Class 2A3, 2.15%, 06/25/37 (d),(f)	2,720,244	2,418,297
Series 2007-OA6, Class 1A, 0.94%, 07/25/47 (d),(f)	7,918,175	6,770,040
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.25%, 07/25/37 (d)	271,833	277,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A12, 5.50%, 10/25/35 (d)	274,035	279,516

		101,658,017

Commercial Mortgage-Backed Securities — 7.1%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.68%, 09/15/26 (d),(e),(f)	1,000,000	1,002,800
Series 2014-ICTS, Class E, 3.12%, 06/15/28 (d),(e),(f)	900,000	896,580
Series 2014-INLD, Class D, 3.67%, 12/15/29 (d),(e),(f)	1,500,000	1,506,450
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.10%, 01/09/17 (d),(e),(f),(g)	19,075,000	19,084,537
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, 5.60%, 04/10/49 (a),(d),(f),(k)	1,104,671	1,114,613
BBCMS Trust, Series 2014-BXO, Class E, 2.73%, 08/15/27 (d),(e),(f)	1,000,000	1,002,800
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.45%, 12/11/40 (a),(d),(f),(k)	4,111,209	4,080,786
Series 2006-PW14, Class B, 5.33%, 12/11/38 (d),(e)	55,000	50,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Series 2007-PW15, Class AM SEQ, 5.36%, 02/11/44 (a),(d),(k)	$1,685,218	$1,746,897
Series 2007-PW15, Class AMFX SEQ, 5.36%, 02/11/44 (e)	590,553	613,053
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (a),(d),(f),(k)	1,795,000	1,521,622
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.02%, 12/15/27 (d),(e),(f)	3,000,000	3,012,000
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.17%, 02/15/31 (a),(d),(e),(f),(k)	900,000	895,230
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ SEQ, 5.48%, 10/15/49 (d)	1,123,671	1,115,356
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (d)	2,073,946	2,135,127
Series 2007-C3, Class C, 5.76%, 05/15/46 (d),(f)	32,000	28,755
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class G, 5.80%, 12/10/49 (d),(e),(f)	800,000	797,360
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.03%, 12/10/49 (a),(d),(f),(k)	1,689,146	1,735,935
Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.33%, 08/13/27 (d),(e),(f)	1,800,000	1,805,400
Credi Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/40 (d),(a)	412,274	425,508
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (a),(d),(k)	1,026,902	1,059,044
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (a),(d),(f),(k)	686,943	706,315
Series 2007-C5, Class AM, 5.87%, 09/15/40 (a),(d),(f),(k)	718,641	745,015
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ SEQ, 5.37%, 12/15/39 (d),(a)	1,025,657	1,000,836
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (d),(f)	3,014,337	3,050,509
Series 2007-C1, Class AMFL, 0.37%, 02/15/40 (d),(f)	32,000	28,803
GCCFC Commercial Mortgage Trust,
Series 2007-GG11, Class AJ, 6.02%, 12/10/49 (d),(f)	900,000	945,990
Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (d),(f),(a)	1,041,284	991,511
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (d),(f)	197,000	193,769

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.55%, 04/10/38 (a),(d),(f),(k)	$1,750,000	$1,720,950
Series 2007-GG10, Class AM, 5.80%, 08/10/45 (a),(d),(f),(k)	2,139,288	2,201,755
Hilton Mortgage Trust, Series 2014-ORL, Class F, 3.92%, 07/15/29 (e),(f)	899,972	873,423
Hilton USA Trust,
Series 2013-HLF, Class EFL, 3.92%, 11/05/30 (d),(e),(f)	2,020,203	2,020,203
Series 2014-ORL, Class E, 3.42%, 07/15/29 (d),(e),(f)	280,000	280,000
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.17%, 05/15/48 (e),(f)	236,133	193,936
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.33%, 01/12/43 (d),(f)	3,306,000	3,250,129
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (d),(f)	675,352	690,142
Series 2007-LD11, Class AM, 5.78%, 06/15/49 (a),(d),(f),(k)	1,870,325	1,966,647
Series 2013-JWRZ, Class E, 3.91%, 04/15/30 (d),(e),(f)	1,000,000	1,001,300
Series 2014-FL5, Class D, 3.67%, 07/15/31 (d),(e),(f)	5,625,000	5,605,875
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 5.84%, 06/12/50 (a),(d),(f),(k)	1,781,294	1,856,286
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class AMA, 5.87%, 08/12/49 (a),(d),(f),(k)	2,278,473	2,351,612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class D, 4.16%, 03/15/48 (d),(e),(f)	1,290,000	1,179,060
Morgan Stanley Capital I Trust,
Series 2007-HQ13, Class AM, 5.93%, 12/15/44 (d),(f)	195,040	200,267
Series 2007-IQ14, Class AM SEQ, 5.65%, 04/15/49 (a),(d),(f),(k)	905,382	951,104
Series 2007-IQ16, Class AJFX, 6.13%, 12/12/49 (a),(d),(f)	1,205,463	1,180,148
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (d),(f)	1,800,000	1,839,240
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class B, 5.36%, 12/15/44 (d),(f)	422,753	421,358
Series 2005-C22, Class C, 5.36%, 12/15/44 (d),(f)	99,000	94,298
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(e)	1,505,000	1,302,879

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Series 2015-LC20, Class D, 4.51%, 04/15/50 (d),(f)	$1,740,000	$1,590,882

		86,064,855

Interest Only Commercial Mortgage-Backed Securities — 0.5%
Commercial Mortgage Trust,
Series 2014-CR18, Class XA, 1.30%, 07/15/47 (a),(d),(f),(k)	10,517,847	809,874
Series 2014-LC17, Class XA, 1.03%, 10/10/47 (d),(f)	1,999,543	118,173
Series 2014-UBS4, Class XA, 1.29%, 08/10/47 (a),(d),(f),(k)	21,202,920	1,708,955
Series 2014-UBS5, Class XA, 1.11%, 09/10/47 (d),(f)	4,121,648	276,150
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.12%, 04/15/50 (d),(f)	5,545,000	388,705
GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.90%, 09/10/47 (d),(f)	14,279,135	842,469
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA, 1.13%, 08/15/47 (d),(f)	2,500,596	193,296
Series 2014-C22, Class XA, 0.99%, 09/15/47 (d),(f)	2,819,195	189,168
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.28%, 08/15/47 (d),(f)	4,896,630	377,530
Series 2014-C19, Class XA, 1.17%, 12/15/47 (d),(f)	12,930,105	958,121
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.97%, 09/15/57 (d),(f)	1,878,039	121,697

		5,984,138

Total United States		194,566,173

TOTAL MORTGAGE-BACKED SECURITIES (COST $212,704,960)		213,554,587

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 1.0%
United States — 1.0%
Interest Only Collateralized Mortgage Obligations (Residential) — 0.5%
Federal Home Loan Mortgage Corp., Series 4123, Class IP, 4.50%, 07/15/42 (d)	16,961,694	3,692,561
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (d)	6,249,438	1,080,528
Series 2012-144, Class SD, 5.93%, 01/25/43 (d),(f)	4,773,450	1,138,467

		5,911,556

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.5%
Federal Home Loan Mortgage Corp., Series 4132, Class ES, 5.98%, 11/15/42 (d),(f)	9,210,730	2,159,916

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Principal Amount	Value
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.98%, 12/25/41 (d),(f)	$9,676,148	$1,805,569
Series 2012-55, Class ID, 4.50%, 05/25/42 (d)	7,132,066	1,467,066
Series 2014-73, Class AS, 5.88%, 11/25/44 (d),(f)	1,521,480	398,932
Government National Mortgage Association,
Series 2009-101, Class SB, 6.27%, 08/20/39 (d),(f)	1,101,924	174,435
Series 2011-56, Class SI, 6.47%, 04/20/41 (d),(f)	962,612	185,014

		6,190,932

Total United States		12,102,488

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $12,085,182)		12,102,488

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.1%
Financial Select Sector SPDR Fund (d)	5,691	137,210
iShares China Large-Cap ETF (d)	1,634	72,631
iShares MSCI Japan ETF (d)	29,170	365,500
iShares MSCI Taiwan ETF	3,616	56,916
iShares Russell 2000 ETF (d)	3,227	401,278

TOTAL EXCHANGE-TRADED FUND (COST $970,378)		1,033,535

INVESTMENT IN INVESTEE FUND — 0.0%
Channel Islands — 0.0%
Pershing Square Holdings Ltd/Fund (b)	8,000	212,000

TOTAL INVESTMENT IN INVESTEE FUND (COST $221,564)		212,000

RIGHTS — 0.0%
Sweden — 0.0%
Com Hem Holding AB (b)	9,620	111

TOTAL RIGHTS (COST $0)		111

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.4%
Exchange-Traded Call Options — 0.3%
American Realty Capital Property Strike Price 11.00 USD Expires 04/17/15	1,241	6,205
Apple, Inc. Strike Price 125.00 USD Expires 05/01/15	585	267,345
CBOE SPX Volatility Index Strike Price 15.00 USD Expires 04/15/15	209	36,575
CBOE SPX Volatility Index Strike Price 17.00 USD Expires 06/17/15	418	114,950

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Contracts	Value
CBOE SPX Volatility Index Strike Price 18.00 USD Expires 05/20/15	205	$39,975
DAX Index Strike Price 12,200.00 EUR Expires 04/17/15	20	11,430
Facebook, Inc. Strike Price 80.00 USD Expires 01/15/16	129	129,387
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	372	911,400
Imperial Tobacco Group PLC Strike Price 30.00 GBP Expires 04/17/15	16	18,987
Imperial Tobacco Group PLC Strike Price 31.00 GBP Expires 04/17/15	10	7,269
Imperial Tobacco Group PLC Strike Price 32.00 GBP Expires 04/17/15	40	17,356
Imperial Tobacco Group PLC Strike Price 33.00 GBP Expires 05/15/15	14	6,023
Lloyds Banking Group PLC Strike Price 82.00 GBP Expires 06/19/15	2,635	107,491
S&P 500 Index Strike Price 2,150.00 USD Expires 05/15/15	12	5,880
Smith & Nephew PLC Strike Price 12.50 GBP Expires 04/17/15	49	2,907
Yahoo, Inc. Strike Price 35.00 USD Expires 01/15/16	1,064	1,181,040

		2,864,220

Exchange-Traded Put Options — 0.1%
Euro Stoxx 50 Index Strike Price 3,200.00 EUR Expires 04/17/15	23	742
Euro Stoxx 50 Index Strike Price 3,625.00 EUR Expires 05/15/15	15	13,967
FTSE 100 Index Strike Price 6,950.00 GBP Expires 06/19/15	16	72,509
iShares Russell 2000 ETF Strike Price 110.00 USD Expires 05/15/15	125	4,500
iShares Russell 2000 ETF Strike Price 124.00 USD Expires 05/15/15	125	34,375
S&P 500 Index Strike Price 2,000.00 USD Expires 04/17/15	45	36,000
S&P 500 Index Strike Price 1,950.00 USD Expires 04/30/15	26	20,280
S&P 500 Index Strike Price 2,025.00 USD Expires 04/17/15	22	26,730
S&P 500 Index Strike Price 2,030.00 USD Expires 04/17/15	354	474,360
S&P 500 Index Strike Price 1,850.00 USD Expires 06/19/15	83	117,030
SPDR S&P 500 ETF Trust Strike Price 197.00 USD Expires 04/17/15	209	10,032

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Contracts		Value
SPDR S&P 500 ETF Trust Strike Price 207.00 USD Expires 04/10/15	627		$144,210
SPDR S&P 500 ETF Trust Strike Price 207.00 USD Expires 04/17/15	209		56,848
SPDR S&P 500 ETF Trust Strike Price 207.50 USD Expires 04/02/15	418		64,790
SPDR S&P 500 ETF Trust Strike Price 188.00 USD Expires 05/15/15	334		23,380
SPDR S&P 500 ETF Trust Strike Price 203.00 USD Expires 05/15/15	334		101,202

			1,200,955

Security Description	Notional Amount		Value

FX OTC Call Options — 0.0%
USD/CNH Currency Strike Price 6.40 CNH Expires 11/06/17 Counterparty Morgan Stanley Capital Services LLC	4,620,000	USD	256,736
USD/JPY Currency Strike Price 124.00 JPY Expires 01/12/16 Counterparty Morgan Stanley Capital Services LLC	3,170,000	USD	64,800

			321,536

FX OTC Put Options — 0.0%
EUR/USD Currency Strike Price 1.05 USD Expires 06/30/15 Counterparty JPMorgan Chase Bank, N.A.	4,659,072	EUR	74,501

Security Description	Contracts		Value

OTC Put Options — 0.0%
BSK.KE Strike Price 2,950.00 USD Expires 06/19/15 Counterparty Credit Suisse International	648		4,454
BSK/KE Strike Price 3,050.00 USD Expires 04/17/15 Counterparty Credit Suisse International	648		140
Financial Select Sector SPDR Fund Strike Price 21.90 USD Expires 06/17/15 Counterparty Morgan Stanley & Co. International plc	355,800		89,411
iShares Russell 2000 Index Strike Price 107.95 USD Expires 06/19/15 Counterparty JPMorgan Chase Bank, N.A.	45,010		36,146
iShares Trust Strike Price 111.00 USD Expires 09/18/15 Counterparty Morgan Stanley & Co. International plc	45,500		97,503

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Contracts	Value
KOSPI 200 Index Strike Price 232.83 KRW Expires 09/10/15 Counterparty JPMorgan Chase Bank N.A.	25,128,206	$39,841

		267,495

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $5,195,203)		4,728,707

TOTAL INVESTMENTS IN SECURITIES — 76.1% (COST $902,637,553)		919,911,206

TOTAL SECURITIES SOLD SHORT— (21.7)% (PROCEEDS $266,144,329)		(262,301,315)

Other Assets (l) — 45.6%		551,942,427

Net Assets — 100.0%		$1,209,552,318

Security Description	Shares	Value

SECURITIES SOLD SHORT — (21.7)%
COMMON STOCK — (18.1)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares (d)	5,900	(29,087)

Total Argentina		(29,087)

Australia — (0.1)%
Banking — (0.0)%
Westpac Banking Corp. ADR (d)	2,200	(65,802)

Iron & Steel — (0.1)%
BHP Billiton Ltd. ADR (d)	18,900	(878,283)
BHP Billiton PLC ADR (d)	100	(4,426)

		(882,709)

Total Australia		(948,511)

Belgium — (0.1)%
Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR (d)	9,900	(1,206,909)

Software — (0.0)%
Materialise NV ADR (d)	1,800	(12,582)

Total Belgium		(1,219,491)

Bermuda — (0.0)%
Insurance — (0.0)%
Montpelier Re Holdings Ltd. (d)	9,800	(376,712)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Golar LNG Ltd. (d)	18,700	$(622,336)
Knightsbridge Shipping Ltd. (d)	1,100	(5,500)

		(627,836)

Total Bermuda		(1,004,548)

Brazil — (0.1)%
Banking — (0.0)%
Banco Bradesco SA ADR (d)	23,008	(213,510)
Banco Santander Brasil SA ADR (d)	6,300	(27,783)
Itau Unibanco Holding SA ADR (d)	5,800	(64,148)

		(305,441)

Chemicals — (0.0)%
Braskem SA ADR (d)	200	(1,388)

Consumer Products — (0.0)%
AMBEV SA ADR (d)	28,400	(163,584)
BRF SA ADR (d)	500	(9,890)

		(173,474)

Home & Office Products — (0.0)%
Gafisa SA ADR (d)	700	(924)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR (d)	71,000	(119,280)

Oil, Gas & Coal — (0.1)%
Cosan Ltd. A Shares (d)	3,800	(24,054)
Petroleo Brasileiro SA ADR (d)	197,800	(1,188,778)
Ultrapar Participacoes SA ADR (d)	500	(10,100)

		(1,222,932)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR (d)	16,900	(41,067)

Telecommunications — (0.0)%
Oi SA ADR (d)	10,640	(16,386)

Total Brazil		(1,880,892)

Canada — (1.0)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc. (d)	14,000	(413,280)

Automotive — (0.0)%
Westport Innovations, Inc. (d)	800	(3,152)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Banking — (0.4)%
Bank of Montreal (d)	6,700	$(401,799)
Bank of Nova Scotia (d)	6,800	(341,564)
Canadian Imperial Bank of Commerce (d)	3,100	(224,750)
Royal Bank of Canada (d)	34,126	(2,054,215)
Royal Bank of Canada (d)	10,500	(633,780)
Toronto-Dominion Bank (d)	25,615	(1,096,356)
Toronto-Dominion Bank (d)	12,500	(535,625)

		(5,288,089)

Biotechnology & Pharmaceuticals — (0.0)%
Tekmira Pharmaceuticals Corp. (d)	2,700	(47,142)

Hardware — (0.0)%
Blackberry Ltd.	500	(4,465)
DragonWave, Inc. (d)	100	(55)
Sierra Wireless, Inc.	500	(16,545)

		(21,065)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc. (d)	24,200	(603,548)

Insurance — (0.0)%
Manulife Financial Corp. (d)	28,500	(484,785)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd. (d)	45,500	(141,960)

Medical Equipment/Devices — (0.0)%
Novadaq Technologies, Inc. (d)	900	(14,616)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd. (d)	8,200	(229,108)
B2GOLD Corp. (d)	500	(760)
Endeavour Silver Corp. (d)	8,700	(16,530)
First Majestic Silver Corp. (d)	11,400	(61,674)
Franco-Nevada Corp. (d)	3,800	(184,452)
Goldcorp, Inc. (d)	6,200	(112,344)
North American Palladium Ltd. (d)	18,400	(3,875)
NOVAGOLD Resources, Inc. (d)	10,200	(30,192)
Pan American Silver Corp. (d)	6,600	(57,882)
Primero Mining Corp. (d)	10,600	(36,358)
Sandstorm Gold Ltd. (d)	700	(2,296)
Seabridge Gold, Inc. (d)	18,400	(101,016)

		(836,487)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Oil, Gas & Coal — (0.2)%
Baytex Energy Corp. (d)	13,400	$(211,720)
Cenovus Energy, Inc. (d)	4,300	(72,584)
Crescent Point Energy Corp.	900	(20,106)
Enbridge, Inc. (d)	11,700	(567,450)
Encana Corp.	2,800	(31,220)
Enerplus Corp. (d)	1,300	(13,182)
Imperial Oil Ltd. (d)	200	(7,976)
Pembina Pipeline Corp. (d)	1,200	(37,992)
Pengrowth Energy Corp. (d)	16,700	(49,933)
Penn West Petroleum Ltd. (d)	25,000	(41,250)
Precision Drilling Corp. (d)	11,900	(75,446)
Talisman Energy, Inc. (d)	75,200	(577,536)
TransCanada Corp. (d)	2,900	(123,888)

		(1,830,283)

Real Estate — (0.1)%
Brookfield Asset Management, Inc. Class A (d)	12,800	(686,208)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc. (d)	9,600	(20,160)

Software — (0.0)%
Open Text Corp. (d)	7,800	(412,542)

Technology Services — (0.0)%
CGI Group, Inc. Class A (d)	5,700	(241,965)

Telecommunications — (0.1)%
BCE, Inc. (d)	14,200	(601,512)
Rogers Communications, Inc. B Shares (d)	200	(6,696)

		(608,208)

Transportation & Logistics — (0.1)%
Canadian National Railway Co. (d)	14,000	(936,180)
Canadian Pacific Railway Ltd. (d)	600	(109,620)

		(1,045,800)

Waste & Environmental Service Equipment & Facility — (0.0)%
Denison Mines Corp. (d)	400	(316)

Total Canada		(12,699,606)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc. (d)	1,500	(26,025)

Total Cayman Islands		(26,025)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Chile — (0.0)%
Consumer Products — (0.0)%
Cia Cervecerias Unidas SA ADR	100	$(2,076)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR (d)	28,200	(227,292)

Retail—Consumer Staples — (0.0)%
Cencosud SA ADR (d)	300	(2,109)

Utilities — (0.0)%
Empresa Nacional de Electricidad SA ADR	100	(4,505)
Enersis SA ADR (d)	600	(9,756)

		(14,261)

Total Chile		(245,738)

China — (0.5)%
Automotive — (0.0)%
Kandi Technologies Group, Inc. (d)	5,200	(64,428)

Consumer Services — (0.0)%
Tarena International, Inc. ADR (d)	400	(3,892)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR (d)	3,600	(38,844)

Media — (0.3)%
58.com, Inc. ADR (d)	3,400	(179,792)
iDreamsky Technology Ltd. ADR (d)	200	(1,418)
Leju Holdings Ltd. ADR (d)	100	(796)
Qihoo 360 Technology Co. Ltd. ADR (d)	34,500	(1,766,400)
Qunar Cayman Islands Ltd. ADR (d)	1,900	(78,375)
SINA Corp. (d)	9,200	(295,872)
SouFun Holdings Ltd. ADR	7,000	(42,000)
Weibo Corp. ADR (d)	7,400	(95,386)
Xunlei Ltd. ADR (d)	1,100	(7,007)
Youku Tudou, Inc. ADR (d)	65,600	(820,000)

		(3,287,046)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp. ADR (d)	500	(39,845)
CNOOC Ltd. ADR (d)	1,200	(170,184)
PetroChina Co. Ltd. ADR (d)	2,900	(322,509)
Yanzhou Coal Mining Co. Ltd. ADR (d)	700	(5,852)

		(538,390)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR (d)	8,700	$(223,068)
ReneSola Ltd. ADR (d)	12,200	(17,934)
Yingli Green Energy Holding Co. Ltd. ADR (d)	23,600	(43,660)

		(284,662)

Retail Discretionary — (0.1)%
Alibaba Group Holding Ltd. ADR (d)	6,200	(516,088)
E-Commerce China Dangdang, Inc. A Shares ADR	100	(955)
JD.com, Inc. ADR (d)	26,600	(781,508)
LightInTheBox Holding Co. Ltd. ADR (d)	400	(2,016)

		(1,300,567)

Software — (0.0)%
Momo, Inc. ADR	200	(2,120)
NQ Mobile, Inc. ADR (d)	17,600	(65,648)

		(67,768)

Telecommunications — (0.1)%
21Vianet Group, Inc. ADR (d)	5,700	(100,662)
China Mobile Ltd. ADR (d)	7,400	(481,222)

		(581,884)

Total China		(6,167,481)

Colombia — (0.1)%
Banking — (0.1)%
Bancolombia SA ADR (d)	14,700	(578,151)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR (d)	2,500	(38,050)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR (d)	5,500	(62,260)

Total Colombia		(678,461)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc. (d)	9,300	(61,287)

Total Cyprus		(61,287)

Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S ADR (d)	4,500	(240,255)
Novo Nordisk A/S B Shares (d)	23,400	(1,249,180)

Total Denmark		(1,489,435)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Finland — (0.0)%
Hardware — (0.0)%
Nokia Oyj ADR (d)	3,000	$(22,740)

Total Finland		(22,740)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG (d)	13,400	(465,382)

Software — (0.1)%
SAP SE ADR (d)	9,300	(671,181)

Total Germany		(1,136,563)

Greece — (0.0)%
Oil, Gas & Coal — (0.0)%
DryShips, Inc. (d)	15,700	(11,932)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc. (d)	200	(492)
Navios Maritime Holdings, Inc. (d)	3,900	(16,302)
Star Bulk Carriers Corp. (d)	1,700	(6,171)

		(22,965)

Total Greece		(34,897)

Hong Kong — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Melco Crown Entertainment Ltd. ADR (d)	19,300	(414,178)

Total Hong Kong		(414,178)

India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR (d)	3,800	(223,782)

Technology Services — (0.0)%
Wipro Ltd. ADR (d)	800	(10,656)

Total India		(234,438)

Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR (d)	28,200	(65,988)

Insurance — (0.0)%
XL Group PLC	4,900	(180,320)

Total Ireland		(246,308)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Israel — (0.0)%
Chemicals — (0.0)%
Israel Chemicals Ltd.	400	$(2,836)

Consumer Products — (0.0)%
SodaStream International Ltd. (d)	800	(16,208)

Semiconductors — (0.0)%
Mellanox Technologies Ltd. (d)	1,300	(58,942)

Total Israel		(77,986)

Japan — (0.1)%
Automotive — (0.1)%
Honda Motor Co. Ltd. ADR (d)	4,800	(157,248)
Toyota Motor Corp. ADR (d)	1,000	(139,890)

		(297,138)

Hardware — (0.0)%
Canon, Inc. ADR (d)	2,300	(81,351)
Nidec Corp. ADR	100	(1,672)

		(83,023)

Institutional Financial Service — (0.0)%
Nomura Holdings, Inc. ADR (d)	1,500	(8,805)

Telecommunications — (0.0)%
Nippon Telegraph & Telephone Corp. ADR (d)	5,300	(163,346)
NTT Docomo, Inc. ADR (d)	3,200	(55,776)

		(219,122)

Total Japan		(608,088)

Luxembourg — (0.0)%
Iron & Steel — (0.0)%
ArcelorMittal	9,800	(92,316)

Total Luxembourg		(92,316)

Mexico — (0.0)%
Metals & Mining
Southern Copper Corp.	17,800	(519,404)

Total Mexico		(519,404)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd. (d)	16,700	(324,314)
Scorpio Tankers, Inc. (d)	33,900	(319,338)

Total Monaco		(643,652)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Netherlands — (0.1)%
Banking — (0.0)%
ING Groep NV ADR (d)	18,900	$(276,129)

Insurance — (0.0)%
Aegon NV	32	(254)

Semiconductors — (0.0)%
ASML Holding NV New York Shares (d)	2,300	(232,369)

Specialty Finance — (0.1)%
AerCap Holdings NV (d)	18,700	(816,255)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR (d)	35,800	(187,592)

Total Netherlands		(1,512,599)

Norway — (0.1)%
Oil, Gas & Coal — (0.0)%
Seadrill Ltd. (d)	14,400	(134,640)

Transportation & Logistics — (0.1)%
Frontline Ltd. (d)	3,400	(7,616)
Ship Finance International Ltd.	100	(1,480)

		(9,096)

Total Norway		(143,736)

Philippines — (0.0)%
Telecommunications — (0.0)%
Philippine Long Distance Telephone Co. ADR (d)	700	(43,743)

Total Philippines		(43,743)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR (d)	1,300	(45,682)

Utilities — (0.0)%
Korea Electric Power Corp. ADR (d)	1,800	(36,900)

Total Republic of Korea		(82,582)

Spain — (0.0)%
Telecommunications — (0.0)%
Telefonica SA ADR (d)	7,300	(104,755)

Total Spain		(104,755)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc. (d)	2,500	$(294,425)

Hardware — (0.0)%
Telefonaktiebolaget LM Ericsson ADR (d)	2,500	(31,375)

Total Sweden		(325,800)

Switzerland — (0.4)%
Asset Management — (0.0)%
UBS Group AG (d)	10,400	(195,208)

Biotechnology & Pharmaceuticals — (0.3)%
Novartis AG (d)	29,200	(2,882,054)
Novartis AG ADR (d)	800	(78,888)
Roche Holding AG (d)	3,100	(851,855)

		(3,812,797)

Chemicals — (0.0)%
Syngenta AG ADR (d)	300	(20,343)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR (d)	15,300	(412,029)

Total Switzerland		(4,440,377)

Taiwan — (0.0)%
Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd. ADR (d)	3,500	(112,245)

Total Taiwan		(112,245)

United Kingdom — (0.2)%
Banking — (0.0)%
Barclays PLC ADR (d)	30,204	(440,072)
Royal Bank of Scotland Group PLC ADR (d)	3,500	(35,315)

		(475,387)

Consumer Products — (0.1)%
Unilever NV (d)	16,876	(704,742)

Iron & Steel — (0.0)%
Rio Tinto PLC ADR (d)	3,200	(132,480)

Machinery — (0.1)%
Pentair PLC (d)	9,300	(584,877)

Media — (0.0)%
Pearson PLC ADR	1,200	(25,932)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
WPP PLC ADR (d)	300	$(34,131)

		(60,063)

Semiconductors — (0.0)%
ARM Holdings PLC ADR (d)	7,400	(364,820)

Total United Kingdom		(2,322,369)

United States — (14.9)%
Aerospace & Defense — (0.1)%
Lockheed Martin Corp.	100	(20,296)
Rockwell Collins, Inc.	100	(9,655)
Sturm Ruger & Co., Inc. (d)	5,200	(258,076)
Taser International, Inc. (d)	31,200	(752,232)

		(1,040,259)

Apparel & Textile Products — (0.1)%
G-III Apparel Group Ltd. (d)	600	(67,590)
Iconix Brand Group, Inc. (d)	27,700	(932,659)
PVH Corp. (d)	100	(10,656)
Quiksilver, Inc. (d)	100	(185)
Wolverine World Wide, Inc. (d)	2,700	(90,315)

		(1,101,405)

Asset Management — (0.4)%
Acacia Research Corp. (d)	800	(8,560)
Artisan Partners Asset Management, Inc. Class A (d)	9,700	(440,962)
Federated Investors, Inc. Class B (d)	400	(13,556)
FS Investment Corp.	500	(5,070)
Home Loan Servicing Solutions Ltd. (d)	61,700	(1,020,518)
Janus Capital Group, Inc. (d)	104,400	(1,794,636)
Leucadia National Corp. (d)	63,400	(1,413,186)
Medley Capital Corp. (d)	19,500	(178,425)
Prospect Capital Corp. (d)	4,500	(38,025)
TD Ameritrade Holding Corp.	300	(11,178)
Triangle Capital Corp. (d)	2,300	(52,463)

		(4,976,579)

Automotive — (0.2)%
Dana Holding Corp. (d)	13,900	(294,124)
Dorman Products, Inc. (d)	300	(14,925)
Federal-Mogul Holdings Corp. (d)	1,009	(13,430)
Ford Motor Co. (d)	24,900	(401,886)
Gentherm, Inc. (d)	1,200	(60,612)
Quantum Fuel Systems Technologies Worldwide, Inc. (d)	5,700	(15,219)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Tesla Motors, Inc. (d)	9,500	$(1,793,315)

		(2,593,511)

Banking — (0.5)%
Banc of California, Inc. (d)	3,800	(46,778)
Bank of America Corp. (d)	115,200	(1,772,928)
Citigroup, Inc. (d)	34,900	(1,798,048)
Commerce Bancshares, Inc.	1,100	(46,552)
ConnectOne Bancorp, Inc. (d)	23	(448)
EverBank Financial Corp.	2,100	(37,863)
First Horizon National Corp.	4,000	(57,160)
First Niagara Financial Group, Inc. (d)	8,300	(73,372)
FNB Corp.	500	(6,570)
JPMorgan Chase & Co. (d)	12,700	(769,366)
MB Financial, Inc. (d)	1,436	(44,961)
PacWest Bancorp (d)	3,100	(145,359)
TFS Financial Corp. (d)	4,052	(59,483)
Umpqua Holdings Corp. (d)	7,200	(123,696)
United Bankshares, Inc. (d)	600	(22,548)
Wells Fargo & Co. (d)	21,000	(1,142,400)

		(6,147,532)

Biotechnology & Pharmaceuticals — (2.2)%
ACADIA Pharmaceuticals, Inc. (d)	9,000	(293,310)
AcelRx Pharmaceuticals, Inc. (d)	3,000	(11,580)
Achillion Pharmaceuticals, Inc. (d)	11,400	(112,404)
Actavis PLC (d)	770	(229,167)
Aegerion Pharmaceuticals, Inc. (d)	14,500	(379,465)
Aerie Pharmaceuticals, Inc. (d)	300	(9,402)
Akorn, Inc. (d)	1,200	(57,012)
Amgen, Inc. (d)	13,500	(2,157,975)
Ampio Pharmaceuticals, Inc. (d)	17,300	(130,269)
ANI Pharmaceuticals, Inc. (d)	400	(25,020)
Antares Pharma, Inc. (d)	5,600	(15,176)
Arena Pharmaceuticals, Inc. (d)	24,500	(107,065)
Arrowhead Research Corp. (d)	10,100	(68,326)
BioDelivery Sciences International, Inc. (d)	400	(4,200)
Bristol-Myers Squibb Co. (d)	19,700	(1,270,650)
Catalyst Pharmaceutical Partners, Inc. (d)	2,100	(9,093)
Celgene Corp. (d)	200	(23,056)
Celldex Therapeutics, Inc. (d)	19,800	(551,826)
Chimerix, Inc.	100	(3,769)
Clovis Oncology, Inc. (d)	4,300	(319,189)
CTI BioPharma Corp. (d)	8,700	(15,747)
CytRx Corp. (d)	34,900	(117,613)
Discovery Laboratories, Inc. (d)	600	(714)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Dynavax Technologies Corp. (d)	1,030	$(23,103)
Eli Lilly & Co. (d)	32,100	(2,332,065)
Enanta Pharmaceuticals, Inc. (d)	7,200	(220,464)
Endo International PLC (d)	28,000	(2,511,600)
Endocyte, Inc. (d)	17,100	(107,046)
Epizyme, Inc. (d)	3,100	(58,218)
Exelixis, Inc. (d)	10,200	(26,214)
Galectin Therapeutics, Inc. (d)	1,700	(5,695)
Galena Biopharma, Inc. (d)	38,700	(53,793)
Geron Corp. (d)	7,500	(28,275)
Halozyme Therapeutics, Inc. (d)	10,700	(152,796)
Heron Therapeutics, Inc. (d)	400	(5,820)
Hospira, Inc. (d)	20,100	(1,765,584)
Idera Pharmaceuticals, Inc. (d)	8,800	(32,648)
IGI Laboratories, Inc. (d)	6,100	(49,776)
ImmunoGen, Inc. (d)	800	(7,160)
Immunomedics, Inc. (d)	1,800	(6,894)
Inovio Pharmaceuticals, Inc. (d)	20,900	(170,544)
Intercept Pharmaceuticals, Inc. (d)	3,900	(1,099,878)
Intrexon Corp. (d)	600	(27,222)
Isis Pharmaceuticals, Inc. (d)	10,900	(694,003)
Johnson & Johnson (d)	35,700	(3,591,420)
Karyopharm Therapeutics, Inc. (d)	3,200	(97,952)
Keryx Biopharmaceuticals, Inc. (d)	42,600	(542,298)
Kite Pharma, Inc. (d)	900	(51,912)
Lexicon Pharmaceuticals, Inc. (d)	8,300	(7,838)
MannKind Corp. (d)	3,400	(17,680)
Mast Therapeutics, Inc. (d)	1,600	(776)
Mylan NV	7,500	(445,125)
NanoViricides, Inc. (d)	300	(675)
Neuralstem, Inc. (d)	3,400	(6,460)
Northwest Biotherapeutics, Inc. (d)	800	(5,896)
Novavax, Inc.	300	(2,481)
OncoMed Pharmaceuticals, Inc.	200	(5,156)
Oncothyreon, Inc. (d)	800	(1,304)
OPKO Health, Inc. (d)	13,900	(196,963)
Orexigen Therapeutics, Inc. (d)	2,800	(21,924)
Organovo Holdings, Inc. (d)	27,300	(96,642)
OXiGENE, Inc. (d)	9,100	(13,286)
Peregrine Pharmaceuticals, Inc. (d)	2,400	(3,240)
Perrigo Co. PLC (d)	7,800	(1,291,290)
Pfizer, Inc. (d)	49,400	(1,718,626)
Progenics Pharmaceuticals, Inc. (d)	3,800	(22,724)
Provectus Biopharmaceuticals, Inc. Class A (d)	1,400	(1,141)
Raptor Pharmaceutical Corp. (d)	1,700	(18,479)
Relypsa, Inc.	900	(32,463)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Repros Therapeutics, Inc. (d)	8,700	$(74,733)
Retrophin, Inc. (d)	100	(2,396)
Rexahn Pharmaceuticals, Inc. (d)	15,800	(11,534)
Salix Pharmaceuticals Ltd. (d)	11,200	(1,935,472)
Sarepta Therapeutics, Inc. (d)	17,700	(235,056)
StemCells, Inc. (d)	1,100	(1,122)
Sunesis Pharmaceuticals, Inc. (d)	200	(490)
Synergy Pharmaceuticals, Inc. (d)	21,000	(97,020)
Synta Pharmaceuticals Corp. (d)	21,100	(40,934)
Synthetic Biologics, Inc. (d)	7,100	(15,549)
Tenax Therapeutics, Inc. (d)	2,600	(8,476)
TG Therapeutics, Inc.	500	(7,740)
TherapeuticsMD, Inc. (d)	11,900	(71,995)
Theravance, Inc. (d)	14,400	(226,368)
Threshold Pharmaceuticals, Inc. (d)	3,100	(12,586)
Tonix Pharmaceuticals Holding Corp. (d)	1,000	(6,320)
Vanda Pharmaceuticals, Inc. (d)	13,600	(126,480)
VIVUS, Inc. (d)	32,500	(79,950)
XOMA Corp. (d)	14,400	(52,416)
ZIOPHARM Oncology, Inc.	900	(9,693)
Zogenix, Inc. (d)	2,000	(2,740)

		(26,503,647)

Chemicals — (0.4)%
Balchem Corp. (d)	3,900	(215,982)
CF Industries Holdings, Inc.	200	(56,736)
FMC Corp. (d)	9,200	(526,700)
LSB Industries, Inc. (d)	100	(4,133)
Marrone Bio Innovations, Inc. (d)	100	(387)
Olin Corp. (d)	100	(3,204)
Platform Specialty Products Corp. (d)	15,900	(407,994)
Polypore International, Inc. (d)	29,300	(1,725,770)
Rentech, Inc. (d)	2,600	(2,912)
Sensient Technologies Corp. (d)	600	(41,328)
Sigma-Aldrich Corp. (d)	12,700	(1,755,775)
Trinseo SA (d)	1,000	(19,800)
Tronox Ltd. Class A (d)	4,200	(85,386)

		(4,846,107)

Commercial Services — (0.1)%
Brady Corp. Class A (d)	300	(8,487)
Care.com, Inc. (d)	1,000	(7,580)
Corporate Executive Board Co. (d)	800	(63,888)
Ecolab, Inc. (d)	300	(34,314)
Healthcare Services Group, Inc. (d)	1,000	(32,130)
HMS Holdings Corp. (d)	20,400	(315,180)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
InterCloud Systems, Inc. (d)	6,640	$(14,608)
On Assignment, Inc. (d)	100	(3,837)
Robert Half International, Inc. (d)	6,500	(393,380)
Rollins, Inc. (d)	150	(3,710)
Sotheby’s (d)	2,200	(92,972)

		(970,086)

Construction Materials — (0.0)%
Louisiana-Pacific Corp. (d)	15,800	(260,858)
Martin Marietta Materials, Inc. (d)	30	(4,194)
Ply Gem Holdings, Inc.	100	(1,300)
USG Corp. (d)	3,500	(93,450)

		(359,802)

Consumer Products — (0.2)%
22nd Century Group, Inc. (d)	1,000	(860)
B&G Foods, Inc. (d)	300	(8,829)
Brown-Forman Corp. Class B (d)	300	(27,105)
Church & Dwight Co., Inc. (d)	4,000	(341,680)
Darling Ingredients, Inc. (d)	11,300	(158,313)
Dean Foods Co. (d)	3,100	(51,243)
Elizabeth Arden, Inc. (d)	400	(6,240)
HRG Group, Inc. (d)	5,100	(63,648)
Ingredion, Inc. (d)	1,700	(132,294)
Keurig Green Mountain, Inc. (d)	12,900	(1,441,317)
Senomyx, Inc. (d)	1,400	(6,174)
Snyder’s-Lance, Inc. (d)	1,000	(31,960)
TreeHouse Foods, Inc. (d)	3,200	(272,064)
Tyson Foods, Inc. Class A	1,200	(45,960)

		(2,587,687)

Consumer Services — (0.0)%
Apollo Education Group, Inc. (d)	1,600	(30,272)
Weight Watchers International, Inc. (d)	1,200	(8,388)

		(38,660)

Containers & Packaging — (0.0)%
KapStone Paper and Packaging Corp.	800	(26,272)
Packaging Corp. of America (d)	2,000	(156,380)

		(182,652)

Distributors—Consumer Staples — (0.0)%
United Natural Foods, Inc. (d)	4,800	(369,792)

Distributors—Discretionary — (0.0)%
Fastenal Co. (d)	7,200	(298,332)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Electrical Equipment — (0.0)%
Capstone Turbine Corp. (d)	45,200	$(29,380)
Cognex Corp. (d)	2,200	(109,098)
Mobileye NV	400	(16,812)
Revolution Lighting Technologies, Inc. (d)	6,000	(6,660)
Roper Industries, Inc. (d)	300	(51,600)

		(213,550)

Engineering & Construction Services — (0.0)%
Kratos Defense & Security Solutions, Inc. (d)	2,600	(14,378)
Willbros Group, Inc. (d)	100	(331)

		(14,709)

Gaming, Lodging & Restaurants — (0.2)%
Caesars Entertainment Corp. (d)	8,600	(90,558)
Las Vegas Sands Corp. (d)	800	(44,032)
McDonald’s Corp.	600	(58,464)
Pinnacle Entertainment, Inc. (d)	9,900	(357,291)
Scientific Games Corp. Class A (d)	1,600	(16,752)
Wynn Resorts Ltd.	13,900	(1,749,732)
Yum! Brands, Inc. (d)	1,420	(111,782)
Zoe’s Kitchen, Inc. (d)	300	(9,987)

		(2,438,598)

Hardware — (0.5)%
3D Systems Corp. (d)	22,200	(608,724)
Aerohive Networks, Inc. (d)	2,800	(12,488)
Alliance Fiber Optic Products, Inc. (d)	1,000	(17,420)
Aruba Networks, Inc.	71,900	(1,760,831)
Ciena Corp. (d)	6,000	(115,860)
Control4 Corp. (d)	400	(4,792)
Digital Ally, Inc. (d)	400	(5,100)
Emulex Corp. (d)	16,500	(131,505)
ExOne Co. (d)	5,300	(72,345)
Extreme Networks, Inc. (d)	400	(1,264)
Fortinet, Inc. (d)	1,700	(59,415)
Gigamon, Inc. (d)	200	(4,248)
GoPro, Inc. Class A (d)	1,100	(47,751)
Identiv, Inc. (d)	100	(858)
Lexmark International, Inc. Class A (d)	2,500	(105,850)
MicroVision, Inc. (d)	6,600	(22,638)
NCR Corp.	100	(2,951)
Neonode, Inc. (d)	3,000	(9,510)
Nimble Storage, Inc. (d)	500	(11,155)
Procera Networks, Inc. (d)	100	(939)
Riverbed Technology, Inc. (d)	68,403	(1,430,307)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Ruckus Wireless, Inc. (d)	5,500	$(70,785)
Silicon Graphics International Corp. (d)	200	(1,738)
Stratasys Ltd. (d)	12,900	(680,862)
Synaptics, Inc. (d)	4,400	(357,742)
Turtle Beach Corp. (d)	1,600	(2,976)
Ubiquiti Networks, Inc. (d)	13,500	(398,925)
Uni-Pixel, Inc. (d)	1,000	(7,000)
Violin Memory, Inc. (d)	3,300	(12,441)
Vocera Communications, Inc. (d)	100	(992)

		(5,959,412)

Health Care Facilities/Services — (0.5)%
Acadia Healthcare Co., Inc. (d)	6,300	(451,080)
Adeptus Health, Inc. Class A (d)	500	(25,110)
AmerisourceBergen Corp. (d)	16,400	(1,864,188)
BioScrip, Inc. (d)	6,700	(29,681)
Brookdale Senior Living, Inc. (d)	14,591	(550,956)
Catamaran Corp. (d)	2,700	(160,758)
Cigna Corp.	600	(77,664)
Diplomat Pharmacy, Inc.	900	(31,122)
Express Scripts Holding Co. (d)	14,700	(1,275,519)
Humana, Inc.	400	(71,208)
NeoStem, Inc. (d)	6,900	(17,526)
Quest Diagnostics, Inc. (d)	23,700	(1,821,345)
UnitedHealth Group, Inc.	1,000	(118,290)
VWR Corp. (d)	900	(23,391)

		(6,517,838)

Home & Office Products — (0.4)%
Beazer Homes USA, Inc. (d)	17,400	(308,328)
Cenveo, Inc. (d)	500	(1,070)
Fortune Brands Home & Security, Inc.	100	(4,748)
Green Brick Partners, Inc. (d)	2,200	(18,205)
Hovnanian Enterprises, Inc. Class A (d)	59,400	(211,464)
iRobot Corp. (d)	500	(16,315)
KB Home (d)	44,000	(687,280)
Lennar Corp. Class A (d)	3,200	(165,792)
M/I Homes, Inc. (d)	1,500	(35,760)
Masonite International Corp. (d)	100	(6,726)
MDC Holdings, Inc. (d)	24,000	(684,000)
Meritage Homes Corp. (d)	1,400	(68,096)
Ryland Group, Inc. (d)	7,100	(346,054)
Snap-on, Inc. (d)	9,300	(1,367,658)
Standard Pacific Corp. (d)	100	(900)
Taylor Morrison Home Corp. Class A (d)	6,400	(133,440)
TRI Pointe Homes, Inc. (d)	44,200	(682,006)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
William Lyon Homes Class A (d)	2,900	$(74,878)

		(4,812,720)

Institutional Financial Service — (0.3)%
FXCM, Inc. Class A (d)	5,400	(11,502)
Goldman Sachs Group, Inc. (d)	10,000	(1,879,700)
Morgan Stanley (d)	48,600	(1,734,534)
Raymond James Financial, Inc. (d)	300	(17,034)
RCS Capital Corp. Class A (d)	16,500	(175,560)

		(3,818,330)

Insurance — (0.3)%
American International Group, Inc. (d)	32,100	(1,758,759)
Aspen Insurance Holdings Ltd.	500	(23,615)
Berkshire Hathaway, Inc. Class B (d)	6,700	(966,944)
HCC Insurance Holdings, Inc. (d)	1,800	(102,006)
HCI Group, Inc. (d)	600	(27,522)
Markel Corp. (d)	100	(76,896)
MBIA, Inc. (d)	15,300	(142,290)
Torchmark Corp. (d)	49	(2,691)

		(3,100,723)

Iron & Steel — (0.1)%
AK Steel Holding Corp. (d)	154,600	(691,062)
AM Castle & Co. (d)	700	(2,555)
Cliffs Natural Resources, Inc. (d)	54,800	(263,588)
Walter Energy, Inc. (d)	24,100	(14,942)

		(972,147)

Leisure Products — (0.0)%
Brunswick Corp. (d)	500	(25,725)
Callaway Golf Co. (d)	500	(4,765)
Winnebago Industries, Inc. (d)	5,400	(114,804)

		(145,294)

Machinery — (0.1)%
Adept Technology, Inc. (d)	1,100	(6,765)
Arotech Corp. (d)	200	(622)
Colfax Corp. (d)	3,400	(162,282)
Graco, Inc. (d)	200	(14,432)
IDEX Corp. (d)	400	(30,332)
Mueller Water Products, Inc. Class A (d)	1,300	(12,805)
Nordson Corp. (d)	600	(47,004)
Oshkosh Corp.	3,500	(170,765)
Power Solutions International, Inc. (d)	100	(6,429)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Sensata Technologies Holding NV (d)	5,800	$(333,210)

		(784,646)

Manufactured Goods — (0.0)%
EnPro Industries, Inc. (d)	100	(6,595)
Proto Labs, Inc. (d)	5,200	(364,000)

		(370,595)

Media — (1.0)%
Alliance Data Systems Corp. (d)	2,845	(842,831)
Angie’s List, Inc. (d)	16,300	(95,681)
Borderfree, Inc. (d)	100	(601)
Cablevision Systems Corp. Class A	4,300	(78,690)
Coupons.com, Inc. (d)	3,800	(44,612)
Cumulus Media, Inc. Class A (d)	47,000	(116,090)
Dex Media, Inc. (d)	500	(2,095)
DreamWorks Animation SKG, Inc. Class A (d)	6,700	(162,140)
Everyday Health, Inc. (d)	1,300	(16,718)
Gannett Co., Inc.	200	(7,416)
Lions Gate Entertainment Corp. (d)	10,500	(356,160)
LiveDeal, Inc. (d)	1,300	(4,095)
Marin Software, Inc. (d)	700	(4,403)
Media General, Inc. (d)	1,700	(28,033)
MeetMe, Inc. (d)	2,700	(5,022)
Millennial Media, Inc. (d)	9,700	(14,065)
Omnicom Group, Inc.	800	(62,384)
Orbitz Worldwide, Inc. (d)	96,800	(1,128,688)
Pandora Media, Inc. (d)	107,600	(1,744,196)
Rocket Fuel, Inc. (d)	13,800	(126,960)
Shutterstock, Inc.	400	(27,468)
Sirius XM Holdings, Inc. (d)	10,000	(38,200)
Time Warner, Inc. (d)	5,300	(447,532)
Twitter, Inc. (d)	35,600	(1,782,848)
Walt Disney Co. (d)	300	(31,467)
Yahoo!, Inc. (d)	62,277	(2,767,279)
Yelp, Inc. (d)	37,400	(1,770,890)
YOU On Demand Holdings, Inc. (d)	500	(1,065)
Zillow Group, Inc. Class A (d)	123	(12,337)

		(11,719,966)

Medical Equipment/Devices — (1.0)%
Abaxis, Inc. (d)	7,000	(448,770)
Abbott Laboratories (d)	9,700	(449,401)
BioTelemetry, Inc. (d)	1,100	(9,735)
Cepheid (d)	700	(39,830)
Cerus Corp. (d)	2,200	(9,174)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Cytori Therapeutics, Inc. (d)	600	$(708)
DENTSPLY International, Inc. (d)	58,000	(2,951,620)
EnteroMedics, Inc. (d)	200	(183)
Exact Sciences Corp. (d)	5,600	(123,312)
IDEXX Laboratories, Inc. (d)	1,800	(278,064)
ImmunoCellular Therapeutics Ltd. (d)	2,500	(1,213)
IsoRay, Inc. (d)	14,800	(23,236)
Medtronic PLC (d)	79,003	(6,161,444)
Navidea Biopharmaceuticals, Inc. (d)	1,000	(1,590)
Pacific Biosciences of California, Inc. (d)	1,800	(10,512)
Pall Corp.	100	(10,039)
QIAGEN NV (d)	17	(428)
ResMed, Inc.	100	(7,178)
Rockwell Medical, Inc. (d)	8,800	(96,184)
Rosetta Genomics Ltd.	100	(307)
Sirona Dental Systems, Inc. (d)	10,900	(980,891)
Spectranetics Corp. (d)	5,100	(177,276)
Sunshine Heart, Inc.	100	(424)
TearLab Corp. (d)	500	(995)
Unilife Corp. (d)	1,400	(5,614)
Varian Medical Systems, Inc. (d)	5,800	(545,722)

		(12,333,850)

Metals & Mining — (0.1)%
Freeport-McMoRan Copper & Gold, Inc.	100	(1,895)
Gold Resource Corp. (d)	2,700	(8,613)
Hecla Mining Co. (d)	22,900	(68,242)
McEwen Mining, Inc. (d)	6,700	(6,834)
Midway Gold Corp. (d)	4,100	(1,312)
Molycorp, Inc. (d)	64,100	(24,698)
Noranda Aluminum Holding Corp. (d)	5,600	(16,632)
Paramount Gold and Silver Corp. (d)	2,800	(2,828)
Royal Gold, Inc. (d)	3,000	(189,330)
Thompson Creek Metals Co., Inc. (d)	18,900	(24,948)
Ur-Energy, Inc. (d)	900	(855)
Uranerz Energy Corp. (d)	800	(888)
Uranium Energy Corp. (d)	14,300	(21,450)
US Silica Holdings, Inc. (d)	12,600	(448,686)

		(817,211)

Oil, Gas & Coal — (1.5)%
Abraxas Petroleum Corp. (d)	1,700	(5,525)
Alpha Natural Resources, Inc. (d)	17,600	(17,598)
American Eagle Energy Corp.	200	(36)
Antero Resources Corp. (d)	9,500	(335,540)
Approach Resources, Inc.	1,100	(7,249)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Arch Coal, Inc. (d)	55,300	$(55,295)
Basic Energy Services, Inc. (d)	8,500	(58,905)
Bill Barrett Corp. (d)	7,100	(58,930)
Bonanza Creek Energy, Inc. (d)	12,900	(318,114)
Chesapeake Energy Corp.	1,900	(26,904)
Clayton Williams Energy, Inc.	300	(15,189)
Clean Energy Fuels Corp. (d)	6,000	(32,010)
Cobalt International Energy, Inc. (d)	108,800	(1,023,808)
Comstock Resources, Inc. (d)	17,400	(62,118)
ConocoPhillips (d)	200	(12,452)
Continental Resources, Inc. (d)	200	(8,734)
Core Laboratories NV	600	(62,694)
Dresser-Rand Group, Inc. (d)	15,000	(1,205,250)
Eclipse Resources Corp. (d)	13,900	(78,118)
Emerald Oil, Inc. (d)	17,900	(13,246)
Energy XXI Ltd. (d)	72,700	(264,628)
EnLink Midstream LLC	1,000	(32,540)
EOG Resources, Inc. (d)	5,700	(522,633)
EP Energy Corp. Class A (d)	2,000	(20,960)
EXCO Resources, Inc. (d)	98,000	(179,340)
Flotek Industries, Inc. (d)	16,600	(244,684)
FMSA Holdings, Inc. (d)	3,400	(24,616)
FX Energy, Inc. (d)	2,900	(3,625)
Gastar Exploration, Inc. (d)	700	(1,834)
Goodrich Petroleum Corp. (d)	6,800	(24,140)
Halcon Resources Corp. (d)	68,500	(105,490)
Halliburton Co. (d)	133,840	(5,872,899)
Hercules Offshore, Inc. (d)	14,700	(6,162)
ION Geophysical Corp. (d)	9,700	(21,049)
Jones Energy, Inc. (d)	1,000	(8,980)
Kinder Morgan, Inc. (d)	33,732	(1,418,768)
Kosmos Energy Ltd. (d)	5,100	(40,341)
Laredo Petroleum, Inc. (d)	1,600	(20,864)
LinnCo LLC (d)	21,800	(208,626)
Magnum Hunter Resources Corp. (d)	96,400	(257,388)
Matador Resources Co. (d)	1,800	(39,456)
Midstates Petroleum Co., Inc. (d)	3,800	(3,230)
Miller Energy Resources, Inc. (d)	1,100	(688)
Noble Energy, Inc. (d)	300	(14,670)
Northern Oil and Gas, Inc. (d)	11,300	(87,123)
Nuverra Environmental Solutions, Inc. (d)	4,000	(14,240)
Oasis Petroleum, Inc. (d)	37,600	(534,672)
Pacific Drilling SA (d)	15,300	(59,517)
Parker Drilling Co. (d)	6,200	(21,638)
PBF Energy, Inc. Class A (d)	28,200	(956,544)
Peabody Energy Corp. (d)	153,100	(753,252)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
PetroQuest Energy, Inc. (d)	6,500	$(14,950)
Pioneer Energy Services Corp. (d)	300	(1,626)
Pioneer Natural Resources Co. (d)	2,100	(343,371)
Rex Energy Corp. (d)	5,000	(18,600)
Rice Energy, Inc. (d)	24,400	(530,944)
Ring Energy, Inc. (d)	400	(4,248)
Rosetta Resources, Inc. (d)	6,600	(112,332)
RPC, Inc. (d)	2,300	(29,463)
RSP Permian, Inc.	500	(12,595)
Sanchez Energy Corp. (d)	33,000	(429,330)
SandRidge Energy, Inc. (d)	22,700	(40,406)
Schlumberger Ltd. (d)	500	(41,720)
Seventy Seven Energy, Inc. (d)	2,400	(9,960)
SM Energy Co. (d)	1,700	(87,856)
Synergy Resources Corp. (d)	1,900	(22,515)
Transocean Ltd. (d)	51,200	(751,104)
Triangle Petroleum Corp. (d)	13,100	(65,893)
Ultra Petroleum Corp. (d)	10,000	(156,300)
W&T Offshore, Inc. (d)	50,700	(259,077)
Whiting Petroleum Corp. (d)	3,947	(121,962)
ZaZa Energy Corp. (d)	500	(815)

		(18,217,379)

Real Estate — (1.7)%
Alexandria Real Estate Equities, Inc. (d)	7,100	(696,084)
American Campus Communities, Inc. (d)	100	(4,287)
American Realty Capital Properties, Inc. (d)	187,500	(1,846,875)
AvalonBay Communities, Inc. (d)	4,700	(818,975)
BioMed Realty Trust, Inc. (d)	8,500	(192,610)
Boston Properties, Inc. (d)	1,400	(196,672)
Brandywine Realty Trust (d)	100	(1,598)
Camden Property Trust (d)	22,400	(1,750,112)
Campus Crest Communities, Inc. (d)	22,400	(160,384)
CBL & Associates Properties, Inc. (d)	35,321	(699,356)
Cousins Properties, Inc.	300	(3,180)
CubeSmart (d)	1,000	(24,150)
DDR Corp. (d)	8,600	(160,132)
Douglas Emmett, Inc.	100	(2,981)
Duke Realty Corp. (d)	800	(17,416)
Education Realty Trust, Inc. (d)	18,266	(646,251)
Equity Residential (d)	3,300	(256,938)
Essex Property Trust, Inc. (d)	7,900	(1,816,210)
Extra Space Storage, Inc. (d)	4,400	(297,308)
Federal Realty Investment Trust (d)	4,000	(588,840)
Government Properties Income Trust (d)	6,100	(139,385)
Gramercy Property Trust, Inc.	13,450	(377,541)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
HCP, Inc. (d)	3,200	$(138,272)
Health Care REIT, Inc. (d)	27,300	(2,111,928)
Hersha Hospitality Trust (d)	33,618	(217,508)
Host Hotels & Resorts, Inc.	4,400	(88,792)
Kilroy Realty Corp. (d)	1,300	(99,021)
Kimco Realty Corp. (d)	7,200	(193,320)
Kite Realty Group Trust (d)	1,900	(53,523)
LaSalle Hotel Properties (d)	6,400	(248,704)
National Retail Properties, Inc. (d)	18,300	(749,751)
New York REIT, Inc. (d)	22,800	(238,944)
Pebblebrook Hotel Trust (d)	4,800	(223,536)
Physicians Realty Trust (d)	2,900	(51,069)
Public Storage (d)	8,600	(1,695,404)
Realty Income Corp. (d)	22,200	(1,145,520)
Regency Centers Corp. (d)	7,400	(503,496)
Spirit Realty Capital, Inc.	500	(6,040)
STAG Industrial, Inc. (d)	3,200	(75,264)
Summit Hotel Properties, Inc. (d)	1,800	(25,326)
Sunstone Hotel Investors, Inc. (d)	32,477	(541,392)
UDR, Inc. (d)	2,700	(91,881)
Ventas, Inc. (d)	4,800	(350,496)
Vornado Realty Trust (d)	5,800	(649,600)
Washington Real Estate Investment Trust (d)	300	(8,289)

		(20,204,361)

Recreation Facilities & Services — (0.1)%
Life Time Fitness, Inc.	18,700	(1,326,952)
SFX Entertainment, Inc. (d)	1,900	(7,771)

		(1,334,723)

Renewable Energy — (0.2)%
Ascent Solar Technologies, Inc. (d)	600	(672)
Enphase Energy, Inc. (d)	7,800	(102,882)
FuelCell Energy, Inc. (d)	59,800	(74,750)
Gevo, Inc. (d)	100	(20)
Pacific Ethanol, Inc. (d)	19,000	(205,010)
Plug Power, Inc. (d)	54,700	(141,673)
Silver Spring Networks, Inc. (d)	2,800	(25,032)
SolarCity Corp. (d)	35,700	(1,830,696)
Solazyme, Inc. (d)	4,700	(13,442)
SunEdison, Inc. (d)	9,800	(235,200)
Vivint Solar, Inc. (d)	5,500	(66,770)

		(2,696,147)

Retail—Consumer Staples — (0.2)%
CVS Health Corp. (d)	400	(41,284)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Fairway Group Holdings Corp. (d)	800	$(5,416)
Whole Foods Market, Inc. (d)	33,800	(1,760,304)

		(1,807,004)

Retail Discretionary — (0.5)%
Aeropostale, Inc. (d)	9,300	(32,271)
American Apparel, Inc. (d)	16,500	(11,570)
Best Buy Co., Inc. (d)	15,600	(589,524)
Bon-Ton Stores, Inc. (d)	7,800	(54,288)
Buckle, Inc. (d)	800	(40,872)
Build-A-Bear Workshop, Inc. (d)	100	(1,965)
Builders FirstSource, Inc.	1,300	(8,671)
Cabela’s, Inc. (d)	21,000	(1,175,580)
CarMax, Inc. (d)	400	(27,604)
Container Store Group, Inc. (d)	4,200	(80,010)
Francesca’s Holdings Corp. (d)	7,100	(126,380)
Hertz Global Holdings, Inc. (d)	200	(4,336)
Lumber Liquidators Holdings, Inc. (d)	4,200	(129,276)
Macy’s, Inc. (d)	7,500	(486,825)
Nordstrom, Inc. (d)	8,900	(714,848)
PHH Corp.	2,900	(70,093)
Ross Stores, Inc. (d)	1,100	(115,896)
Sears Holdings Corp. (d)	1,500	(62,070)
Tile Shop Holdings, Inc. (d)	800	(9,688)
TJX Cos., Inc.	1,700	(119,085)
Tractor Supply Co. (d)	21,500	(1,828,790)
Vitamin Shoppe, Inc. (d)	600	(24,714)
Wayfair, Inc. Class A (d)	1,000	(32,120)

		(5,746,476)

Semiconductors — (0.3)%
Advanced Micro Devices, Inc. (d)	64,400	(172,592)
Altera Corp. (d)	5,000	(214,550)
Applied Micro Circuits Corp. (d)	11,600	(59,160)
Applied Optoelectronics, Inc. (d)	400	(5,552)
Atmel Corp. (d)	14,400	(118,512)
Brooks Automation, Inc. (d)	1,000	(11,630)
Cavium, Inc. (d)	6,500	(460,330)
Inphi Corp.	400	(7,132)
Intersil Corp. Class A	100	(1,432)
InvenSense, Inc. (d)	10,600	(161,226)
Lam Research Corp. (d)	17,600	(1,236,136)
Mattson Technology, Inc. (d)	200	(788)
Pixelworks, Inc. (d)	12,400	(62,248)
Power Integrations, Inc. (d)	200	(10,416)
Qorvo, Inc.	23	(1,833)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
QuickLogic Corp. (d)	5,000	$(9,650)
Rubicon Technology, Inc. (d)	1,100	(4,334)
Semtech Corp. (d)	800	(21,316)
Skyworks Solutions, Inc. (d)	3,800	(373,502)
Universal Display Corp. (d)	12,700	(593,725)
Vitesse Semiconductor Corp. (d)	2,300	(12,213)

		(3,538,277)

Software — (0.7)%
A10 Networks, Inc. (d)	4,300	(18,619)
Advent Software, Inc. (d)	7,200	(317,592)
Amber Road, Inc. (d)	300	(2,775)
ANSYS, Inc. (d)	5,300	(467,407)
athenahealth, Inc.	300	(35,817)
Benefitfocus, Inc. (d)	2,900	(106,691)
Brightcove, Inc. (d)	1,400	(10,262)
Castlight Health, Inc. Class B (d)	1,300	(10,088)
Cerner Corp. (d)	27,500	(2,014,650)
ChannelAdvisor Corp. (d)	2,900	(28,101)
Cornerstone OnDemand, Inc. (d)	9,400	(271,566)
Datawatch Corp. (d)	800	(5,432)
Dealertrack Technologies, Inc. (d)	5,900	(227,268)
Digital Turbine, Inc. (d)	500	(1,630)
FireEye, Inc. (d)	15,100	(592,675)
Glu Mobile, Inc. (d)	80,600	(403,806)
Guidewire Software, Inc. (d)	1,300	(68,393)
HubSpot, Inc.	600	(23,940)
Imperva, Inc. (d)	5,600	(239,120)
Interactive Intelligence Group, Inc. (d)	100	(4,118)
Jack Henry & Associates, Inc. (d)	2,800	(195,692)
Jive Software, Inc. (d)	3,900	(20,007)
KEYW Holding Corp. (d)	1,000	(8,230)
LogMeIn, Inc. (d)	4,500	(251,955)
Manhattan Associates, Inc. (d)	1,100	(55,671)
MedAssets, Inc. (d)	200	(3,764)
Mitek Systems, Inc. (d)	700	(2,212)
NetSuite, Inc. (d)	100	(9,276)
OPOWER, Inc.	500	(5,065)
Oracle Corp. (d)	2,500	(107,875)
salesforce.com, Inc.	6,400	(427,584)
Solera Holdings, Inc. (d)	19,900	(1,028,034)
Splunk, Inc. (d)	21,400	(1,266,880)
Ultimate Software Group, Inc. (d)	300	(50,987)
Varonis Systems, Inc.	1,300	(33,358)
Verint Systems, Inc.	200	(12,386)
VirnetX Holding Corp. (d)	7,400	(45,066)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Vringo, Inc. (d)	18,600	$(12,097)
Yodlee, Inc.	100	(1,346)
Zynga, Inc. Class A (d)	47,900	(136,515)

		(8,523,950)

Specialty Finance — (0.4)%
Ally Financial, Inc. (d)	27,900	(585,342)
Altisource Portfolio Solutions SA	300	(3,861)
Altisource Residential Corp.	500	(10,430)
Apollo Residential Mortgage, Inc. (d)	8,300	(132,385)
Ares Commercial Real Estate Corp. (d)	2,000	(22,100)
ARMOUR Residential REIT, Inc. (d)	124,200	(393,714)
Blackstone Mortgage Trust, Inc. Class A (d)	5,700	(161,709)
CIT Group, Inc.	1,900	(85,728)
Colony Financial, Inc. (d)	6,000	(155,520)
CYS Investments, Inc. (d)	6,600	(58,806)
Ellie Mae, Inc. (d)	1,100	(60,841)
Encore Capital Group, Inc. (d)	1,900	(79,021)
Flagstar Bancorp, Inc. (d)	1,500	(21,765)
JAVELIN Mortgage Investment Corp. (d)	4,100	(30,996)
JG Wentworth Co. Class A (d)	500	(5,195)
LendingClub Corp. (d)	14,500	(284,925)
MGIC Investment Corp. (d)	900	(8,667)
MoneyGram International, Inc. (d)	2,200	(19,008)
Nationstar Mortgage Holdings, Inc. (d)	12,900	(319,533)
New York Mortgage Trust, Inc. (d)	7,500	(58,200)
NorthStar Realty Finance Corp.	14,200	(257,304)
Ocwen Financial Corp. (d)	53,400	(440,550)
Orchid Island Capital, Inc. (d)	3,300	(43,692)
RAIT Financial Trust (d)	16,100	(110,446)
Redwood Trust, Inc. (d)	8,300	(148,321)
Regional Management Corp. (d)	1,300	(19,188)
Santander Consumer USA Holdings, Inc.	100	(2,314)
Starwood Property Trust, Inc. (d)	2,300	(55,890)
Stonegate Mortgage Corp. (d)	1,700	(18,394)
Walter Investment Management Corp. (d)	17,900	(289,085)
Western Asset Mortgage Capital Corp. (d)	31,900	(481,052)
Xoom Corp. (d)	11,000	(161,590)

		(4,525,572)

Technology Services — (0.2)%
Accenture PLC Class A (d)	7,100	(665,199)
FactSet Research Systems, Inc. (d)	200	(31,840)
FICO STRIPS—PRINCIPAL (d)	300	(26,616)
Gartner, Inc. (d)	3,000	(251,550)
Genpact Ltd. (d)	200	(4,650)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
iGATE Corp. (d)	4,700	$(200,502)
International Business Machines Corp. (d)	3,500	(561,750)
MarketAxess Holdings, Inc. (d)	100	(8,290)
MAXIMUS, Inc.	100	(6,676)
Paychex, Inc.	400	(19,846)
Rentrak Corp. (d)	200	(11,112)
Spherix, Inc. (d)	500	(418)
Thomson Reuters Corp. (d)	22,700	(920,712)
Zayo Group Holdings, Inc. (d)	7,900	(220,884)

		(2,930,045)

Telecommunications — (0.1)%
8x8, Inc. (d)	2,100	(17,640)
Alaska Communications Systems Group, Inc. (d)	200	(336)
Consolidated Communications Holdings, Inc. (d)	1,400	(28,560)
DigitalGlobe, Inc. (d)	8,700	(296,409)
Equinix, Inc. (d)	27	(6,287)
Global Eagle Entertainment, Inc. (d)	2,400	(31,944)
Globalstar, Inc. (d)	10,800	(35,964)
Gogo, Inc. (d)	37,200	(709,032)
Intelsat SA (d)	700	(8,400)
NTELOS Holdings Corp. (d)	300	(1,440)
Sprint Corp. (d)	10,000	(47,400)
WidePoint Corp. (d)	400	(528)

		(1,183,940)

Transportation & Logistics — (0.1)%
Baltic Trading Ltd. (d)	17,000	(25,330)
Landstar System, Inc. (d)	2,500	(165,750)
Nordic American Tankers Ltd. (d)	36,400	(433,524)
Odyssey Marine Exploration, Inc. (d)	800	(560)
XPO Logistics, Inc. (d)	12,800	(582,016)

		(1,207,180)

Transportation Equipment — (0.1)%
Clean Diesel Technologies, Inc. (d)	400	(728)
Greenbrier Cos., Inc.	1,700	(98,600)
Navistar International Corp. (d)	10,900	(321,550)
Wabash National Corp. (d)	13,000	(183,300)
Wabtec Corp. (d)	100	(9,501)

		(613,679)

Utilities — (0.1)%
Aqua America, Inc. (d)	5,400	(142,290)
Atlantic Power Corp. (d)	24,600	(69,126)
Cleco Corp. (d)	200	(10,904)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value
Dynegy, Inc. (d)	1,300	$(40,859)
Exelon Corp. (d)	1,000	(33,610)
Laclede Group, Inc. (d)	6,500	(332,930)
New Jersey Resources Corp. (d)	200	(6,212)
NiSource, Inc.	300	(13,248)
NorthWestern Corp. (d)	600	(32,274)
NRG Energy, Inc. (d)	13,000	(327,470)
NRG Yield, Inc. Class A (d)	2,700	(136,971)
ONE Gas, Inc. (d)	100	(4,323)
Pepco Holdings, Inc.	7,100	(190,493)

		(1,340,710)

Waste & Environmental Service Equipment & Facility — (0.0)%
CLARCOR, Inc. (d)	1,500	(99,090)
Donaldson Co., Inc. (d)	700	(26,397)
US Ecology, Inc. (d)	1,000	(49,970)
Vertex Energy, Inc. (d)	500	(1,850)

		(177,307)

Total United States		(180,082,390)

TOTAL COMMON STOCK (PROCEEDS $224,450,053)		(219,651,728)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.1)%
Canada — (0.0)%
Restaurants — (0.0)%
1011778 BC ULC / New Red Finance, Inc. (d),(e)	$220,000	(230,175)

Total Canada		(230,175)

United States — (0.1)%
Casinos & Gaming — (0.0)%
Scientific Games International, 10.00%, 12/01/22 (d),(e)	320,000	(303,200)

Consumer Products — (0.0)%
American Achievement Corp., 10.88%, 04/15/16 (d),(e)	195,000	(192,075)

Exploration & Production — (0.1)%
California Resources Corp., 6.00%, 11/15/24 (d),(e)	490,000	(434,263)

Semiconductors — (0.0)%
Amkor Technology, Inc., 6.38%, 10/01/22 (d)	110,000	(114,400)

Total United States		(1,043,938)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $1,244,220)		(1,274,113)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (3.5)%
Alerian MLP ETF (d)	11,500	$(190,555)
Consumer Staples Select Sector SPDR Fund (d)	3,106	(151,386)
Energy Select Sector SPDR Fund (d)	1,174	(91,079)
Financial Select Sector SPDR Fund (d)	230,300	(5,552,533)
Health Care Select Sector SPDR Fund (d)	61,200	(4,437,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	19,100	(2,324,661)
iShares MSCI Emerging Markets ETF (d)	902	(36,197)
iShares Nasdaq Biotechnology ETF (d)	1,406	(482,863)
iShares Russell 2000 ETF (d)	10,294	(1,280,059)
iShares U.S. Healthcare ETF (d)	3,400	(524,688)
iShares U.S. Healthcare Providers ETF (d)	4,100	(545,546)
Powershares QQQ Trust Series 1 (d)	16,500	(1,742,400)
SPDR S&P 500 ETF Trust (d)	32,700	(6,750,261)
SPDR S&P Biotech ETF (d)	10,300	(2,322,650)
SPDR S&P Regional Banking ETF (d)	158,700	(6,479,721)
Vanguard FTSE Developed Markets ETF (d)	212,500	(8,463,875)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $40,450,056)		(41,375,474)

TOTAL SECURITIES SOLD SHORT— (21.7)% (PROCEEDS $266,144,329)		$(262,301,315)

Footnote Legend:

(a)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(b)	Non-income producing.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition, “Other Assets” may include pending sales that are also on loan.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of March 31, 2015.
(g)	Security considered illiquid.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2015. Maturity date presented is the ultimate maturity.
(k)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(l)	Assets, other than investments in securities, less liabilities.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Options Written Contracts Outstanding at March 31, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Apple, Inc.	131.00 USD	05/01/15	1,170	$(280,748)	$(258,570)	$22,178
CBOE SPX Volatility Index	20.00 USD	04/15/15	209	(9,397)	(9,405)	(8)
CBOE SPX Volatility Index	22.00 USD	06/17/15	418	(63,102)	(64,790)	(1,688)
CBOE SPX Volatility Index	24.00 USD	05/20/15	205	(32,816)	(17,425)	15,391
Microsoft Corp.	46.00 USD	05/15/15	6	(444)	(42)	402
Phillips 66	82.50 USD	05/15/15	3	(534)	(465)	69
Qualcomm, Inc.	72.50 USD	04/17/15	4	(515)	(84)	431

				$(387,556)	$(350,781)	$36,775

Exchange-Traded Put Options Written
iShares Russell 2000 ETF	115.00 USD	05/15/15	125	$(8,245)	$(9,750)	$(1,505)
iShares Russell 2000 ETF	119.00 USD	05/15/15	125	(15,120)	(16,625)	(1,505)
S&P 500 Index	1,930.00 USD	04/17/15	90	(71,726)	(18,720)	53,006
S&P 500 Index	1,550.00 USD	06/19/15	83	(66,468)	(15,355)	51,113
Smith & Nephew PLC	11.50 GBP	04/17/15	29	(27,141)	(15,056)	12,085
SPDR S&P 500 ETF Trust	201.00 USD	04/17/15	209	(13,367)	(20,900)	(7,533)
SPDR S&P 500 ETF Trust	203.00 USD	04/17/15	209	(19,219)	(29,887)	(10,668)
SPDR S&P 500 ETF Trust	206.00 USD	04/10/15	627	(77,095)	(114,741)	(37,646)
SPDR S&P 500 ETF Trust	206.50 USD	04/02/15	418	(20,047)	(41,382)	(21,335)
SPDR S&P 500 ETF Trust	193.00 USD	05/15/15	334	(45,076)	(39,746)	5,330
SPDR S&P 500 ETF Trust	198.00 USD	05/15/15	334	(72,797)	(62,792)	10,005

				$(436,301)	$(384,954)	$51,347

	Counterparty	Strike	Expiration Date	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/CNH Currency	Morgan Stanley Capital Services LLC	7.40 CNH	11/06/17	1,030,000 USD	$(27,604)	$(19,029)	$8,575

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

	Counterparty	Strike	Expiration Date	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
USD/CNH Currency	Morgan Stanley Capital Services LLC	7.40 CNH	11/06/17	1,160,000 USD	$(31,320)	$(21,431)	$9,889
USD/CNH Currency	Morgan Stanley Capital Services LLC	7.40 CNH	11/06/17	2,430,000 USD	(64,869)	(44,893)	19,976
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	1,770,000 USD	(14,372)	(9,870)	4,502
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	1,770,000 USD	(5,806)	(2,708)	3,098
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	280,000 USD	(2,136)	(1,561)	575
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	590,000 USD	(4,071)	(3,289)	782
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	280,000 USD	(864)	(428)	436
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	590,000 USD	(1,593)	(902)	691
USD/JPY Currency	Morgan Stanley Capital Services LLC	137.00 JPY	01/12/16	530,000 USD	(2,417)	(2,954)	(537)
USD/JPY Currency	Morgan Stanley Capital Services LLC	150.00 JPY	01/12/16	530,000 USD	(776)	(811)	(35)

					$(155,828)	$(107,876)	$47,952

FX OTC Put Options Written
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	530,000 USD	$(2,348)	$(2,067)	$281

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

	Counterparty	Strike	Expiration Date	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	590,000 USD	$(4,307)	$(2,301)	$2,006
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	280,000 USD	(2,357)	(1,092)	1,265
USD/JPY Currency	Morgan Stanley Capital Services LLC	105.00 JPY	01/12/16	1,770,000 USD	(15,187)	(6,901)	8,286

					$(24,199)	$(12,361)	$11,838

OTC Put Options Written
Financial Select Sector SPDR Fund	Morgan Stanley & Co. International plc	18.25 USD	06/17/15	355,800	$(32,925)	$(20,051)	$12,874
iShares Russell 2000 Index	JPMorgan Chase Bank, N.A.	89.96 USD	06/19/15	45,010	(19,024)	(5,894)	13,130
iShares Trust	Morgan Stanley & Co. International plc	92.00 USD	09/18/15	45,500	(39,656)	(22,981)	16,675

					$(91,605)	$(48,926)	$42,679

Total Options Written Outstanding					$(1,095,489)	$(904,898)	$190,591

Reverse Repurchase Agreements Outstanding at March 31, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (Europe) Limited	(2.00)%	02/25/15	N/A	$1,853,845	$1,850,343
Credit Suisse Securities (USA) LLC	1.50%	02/04/15	05/04/15	1,478,000	1,481,453
Credit Suisse Securities (USA) LLC	1.50%	02/04/15	05/04/15	692,000	693,617
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	611,000	611,425
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	1,475,000	1,476,027
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	1,379,000	1,379,960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	$355,000	$355,247
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	221,000	221,154
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	592,000	592,412
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	1,376,000	1,376,958
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	834,000	834,580
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	672,000	672,468
Credit Suisse Securities (USA) LLC	1.93%	03/19/15	04/20/15	1,256,000	1,256,874
J.P. Morgan Securities LLC	N/A	03/25/15	04/07/15	502,865	502,865
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/02/15	04/02/15	1,087,000	1,088,810
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/02/15	04/02/15	1,029,000	1,030,714
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.67%	03/26/15	04/27/15	6,114,000	6,115,702
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.68%	03/20/15	04/22/15	939,000	939,526
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/02/15	04/02/15	241,000	241,355
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/04/15	04/07/15	508,000	508,699
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/04/15	04/07/15	658,000	658,906
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.77%	03/23/15	04/02/15	333,000	333,148
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78%	03/23/15	04/23/15	763,000	763,340
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%	01/29/15	04/29/15	1,495,000	1,499,634
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.85%	01/30/15	04/30/15	1,186,000	1,189,718
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/05/15	05/05/15	534,000	535,517
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/06/15	05/06/15	1,259,000	1,262,513
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/06/15	05/06/15	1,416,000	1,419,951
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.86%	02/06/15	05/06/15	1,982,000	1,987,530
Royal Bank of Canada	1.48%	02/17/15	08/17/15	1,934,000	1,937,424
Royal Bank of Canada	1.52%	03/04/15	04/06/15	513,000	513,608

Total Reverse Repurchase Agreements Outstanding				$35,288,710	$35,331,478

Futures Contracts Outstanding at March 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
3 Month Euro Swiss Interest RT	284	LIF	71,531,715 CHF	09/19/16	$(35,723)
90 Day Eurodollar	336	CME	83,092,564 USD	06/13/16	42,236
90 Day Sterling	582	ICE	72,184,349 GBP	12/16/15	126,832
Brent Crude	8	ICE	471,259 USD	05/14/15	(21,579)
CAC40 10 Euro	53	Euronext	2,661,138 EUR	04/17/15	8,540
Cocoa	96	ICE	2,594,752 USD	05/13/15	(3,712)
Coffee	53	ICE	2,821,120 USD	07/21/15	(116,133)
Coffee	27	ICE	1,659,571 USD	05/18/15	(313,958)
Cotton No. 2	32	ICE	1,015,351 USD	05/06/15	(5,751)
Euro Stoxx 50	68	Eurex	2,443,485 EUR	06/19/15	27,522
Euro-BTP	249	Eurex	34,839,981 EUR	06/08/15	176,813

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Oat	56	Eurex	8,662,132 EUR	06/08/15	$82,437
Gold 100 Oz	64	COMEX	7,714,133 USD	06/26/15	(141,653)
Hang Seng Index	40	HKFE	49,142,210 HKD	04/29/15	97,488
IBEX 35 Index	35	MEFF	3,827,966 EUR	04/17/15	208,211
Live Cattle	82	CME	4,801,216 USD	06/30/15	195,044
Long Gilt	255	ICE	30,316,438 GBP	06/26/15	704,336
Mex Bolsa Index	306	MexDer	133,430,774 MXN	06/19/15	(3,175)
Nasdaq 100 E-Mini	24	CME	2,099,609 USD	06/19/15	(21,449)
Nikkei 225	71	OSE	1,326,958,350 JPY	06/11/15	308,097
NY Harbor ULSD	36	NYMEX	2,653,036 USD	04/30/15	(70,540)
OMXS30 Index	478	Nasdaq OMX	79,002,828 SEK	04/17/15	28,979
S&P 500 E-Mini	58	CME	5,996,747 USD	06/19/15	(20,427)
Soybean Meal	115	CBOT	3,714,355 USD	05/14/15	43,846
Soybean Oil	230	CBOT	4,518,184 USD	07/14/15	(292,624)
Sugar 11	56	ICE	876,431 USD	04/30/15	(128,181)
Topix Index	2	OSE	30,364,724 JPY	06/11/15	4,213
U.S. Treasury 10-Year Note	329	CBOT	42,130,612 USD	06/19/15	279,544

					$1,159,233

Short Futures
3 Month Euribor	1,562	ICE	390,481,360 EUR	09/14/15	$(20,043)
90 Day Bank Bill	138	SFE	137,329,767 AUD	09/10/15	(35,764)
90 Day Eurodollar	1	CME	244,910 USD	06/19/17	(865)
90 Day Eurodollar	1	CME	242,930 USD	06/15/20	(608)
90 Day Eurodollar	6	CME	1,489,041 USD	09/14/15	(3,759)
90 Day Eurodollar	4	CME	990,096 USD	12/14/15	(3,354)
90 Day Eurodollar	22	CME	5,443,219 USD	03/14/16	(10,581)
90 Day Eurodollar	22	CME	5,415,832 USD	09/19/16	(16,793)
90 Day Eurodollar	20	CME	4,915,000 USD	12/19/16	(14,750)
90 Day Eurodollar	4	CME	970,740 USD	12/18/17	(10,010)
90 Day Eurodollar	1	CME	243,310 USD	09/18/17	(2,165)
90 Day Eurodollar	4	CME	973,952 USD	03/19/18	(5,948)
90 Day Eurodollar	2	CME	482,132 USD	12/16/19	(5,443)
90 Day Eurodollar	2	CME	482,582 USD	09/16/19	(5,293)
90 Day Eurodollar	6	CME	1,493,247 USD	06/15/15	(1,803)
90 Day Eurodollar	3	CME	735,167 USD	03/13/17	(3,208)
90 Day Eurodollar	3	CME	730,630 USD	06/18/18	(3,658)
90 Day Eurodollar	1	CME	242,010 USD	09/17/18	(2,565)
90 Day Eurodollar	2	CME	486,620 USD	03/16/20	(705)
90 Day Eurodollar	20	CME	4,937,525 USD	06/13/16	(10,975)
Australian 10-Year Bond	43	SFE	5,608,152 AUD	06/15/15	(73,782)
Banker’s Acceptance	343	CDE	84,950,940 CAD	09/19/16	(8,022)
Canada 10-Year Bond	183	CDE	26,196,823 CAD	06/19/15	59,534
CBOE Volatility Index	216	CFE	3,919,524 USD	05/20/15	69,324

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
DAX Index	9	Eurex	2,709,211 EUR	06/19/15	$7,364
Euro Stoxx 50	1,527	Eurex	54,740,650 EUR	06/19/15	(757,751)
Euro-Bund	260	Eurex	40,886,642 EUR	06/08/15	(420,378)
FTSE 100 Index	110	ICE	7,486,320 GBP	06/19/15	128,493
FTSE/JSE Top 40	318	Safex	148,707,140 ZAR	06/18/15	97,598
FTSE/MIB Index	10	IDEM	1,117,982 EUR	06/19/15	(24,643)
Gasoil	69	ICE	3,812,184 USD	09/10/15	94,809
Gasoline RBOB	10	NYMEX	769,676 USD	04/30/15	26,276
Japan 10-Year Bond	128	OSE	18,776,941,200 JPY	06/11/15	(560,460)
Lean Hogs	87	CME	2,586,571 USD	06/12/15	(51,269)
Low Sulphur Gasoil	33	ICE	1,779,786 USD	06/11/15	47,286
Nasdaq 100 E-Mini	42	CME	3,686,960 USD	06/19/15	50,180
Natural Gas	45	NYMEX	1,243,412 USD	04/28/15	55,412
Natural Gas	100	NYMEX	2,981,118 USD	10/28/15	65,118
S&P 500 E-Mini	1,042	CME	107,836,631 USD	06/19/15	468,951
S&P/TSX 60 Index	73	CDE	12,655,100 CAD	06/18/15	17,149
SGX CNX Nifty	26	SGX	448,844 USD	04/30/15	4,816
Silver	25	COMEX	2,029,319 USD	05/27/15	(45,431)
Soybean Oil	277	CBOT	5,322,616 USD	05/14/15	271,798
SPI 200	96	SFE	14,032,688 AUD	06/18/15	(71,376)
Sugar 11	325	ICE	5,001,784 USD	06/30/15	611,945
Swiss Market Index	42	Eurex	3,810,987 CHF	06/19/15	31,454
Topix Index	49	OSE	749,947,548 JPY	06/11/15	(53,091)
U.S. Treasury 10-Year Note	14	CBOT	1,795,680 USD	06/19/15	(9,007)
U.S. Treasury Long Bond	13	CBOT	2,075,964 USD	06/19/15	(54,410)

					$(180,403)

Total Futures Contracts Outstanding					$978,830

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	31,323	USD	23,770	Morgan Stanley & Co. LLC	06/30/15	$(30)
AUD	15,260	USD	11,701	Morgan Stanley & Co. LLC	06/30/15	(136)
AUD	505,816	USD	385,366	Morgan Stanley Capital Services LLC	06/17/15	(1,755)
BRL	488,370	USD	150,000	State Street Bank and Trust Company	06/02/15	372
CHF	421,968	USD	421,757	Morgan Stanley & Co. LLC	06/17/15	13,857
CHF	336,664	USD	337,062	Morgan Stanley & Co. LLC	06/17/15	10,489
CHF	64,875	USD	65,740	Morgan Stanley & Co. LLC	06/30/15	1,265
CHF	63,000	USD	64,757	State Street Bank and Trust Company	06/17/15	274
CHF	730,250	USD	766,322	Morgan Stanley & Co. LLC	06/30/15	(12,107)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	939,985	USD	982,387	Morgan Stanley & Co. LLC	06/30/15	$(11,554)
CHF	203,725	USD	212,268	Morgan Stanley & Co. LLC	06/30/15	(1,857)
CHF	562,805	USD	589,695	Morgan Stanley & Co. LLC	06/17/15	(8,690)
CHF	54,850	USD	56,953	Morgan Stanley & Co. LLC	06/30/15	(303)
CHF	626,701	USD	651,931	Morgan Stanley & Co. LLC	06/17/15	(4,963)
CHF	471,231	USD	485,875	Morgan Stanley & Co. LLC	06/17/15	594
CHF	404,370	USD	417,672	Morgan Stanley & Co. LLC	06/30/15	(32)
CHF	1,240,635	USD	1,244,535	Morgan Stanley & Co. LLC	06/30/15	36,815
CHF	1,466,000	USD	1,459,629	State Street Bank and Trust Company	06/17/15	53,623
CHF	421,968	USD	420,329	Morgan Stanley & Co. LLC	06/17/15	15,285
CHF	168,000	USD	167,961	State Street Bank and Trust Company	06/17/15	5,454
CLP	550,000	USD	850	Morgan Stanley Capital Services LLC	06/17/15	25
CLP	2,260,000	USD	3,494	Morgan Stanley Capital Services LLC	06/17/15	101
DKK	403,099	USD	57,826	Morgan Stanley & Co. LLC	06/30/15	352
DKK	2,994,570	USD	439,207	Morgan Stanley & Co. LLC	06/30/15	(7,004)
DKK	57,510	USD	8,367	Morgan Stanley & Co. LLC	06/30/15	(67)
DKK	5,652,720	USD	816,207	Morgan Stanley & Co. LLC	06/30/15	(358)
DKK	3,425,497	USD	490,936	Morgan Stanley & Co. LLC	06/30/15	3,462
EUR	250,000	CHF	265,363	State Street Bank and Trust Company	04/22/15	(4,394)
EUR	1,925,411	USD	2,044,478	State Street Bank and Trust Company	06/17/15	27,967
EUR	311,040	USD	329,896	Morgan Stanley Capital Services LLC	06/17/15	4,892
EUR	218,894	USD	232,334	Morgan Stanley & Co. LLC	06/17/15	3,273
EUR	1,142,021	USD	1,247,350	Morgan Stanley & Co. LLC	06/17/15	(18,135)
EUR	42,678	USD	46,653	Morgan Stanley & Co. LLC	06/17/15	(717)
EUR	42,434	USD	46,008	Morgan Stanley & Co. LLC	06/30/15	(325)
EUR	670,247	USD	720,875	Morgan Stanley Capital Services LLC	06/17/15	546
EUR	126,174	USD	135,589	Morgan Stanley & Co. LLC	06/17/15	218
GBP	1,444,000	USD	2,128,442	State Street Bank and Trust Company	06/17/15	12,476
GBP	923,000	USD	1,376,710	State Street Bank and Trust Company	06/17/15	(8,242)
GBP	169,230	USD	251,521	Morgan Stanley & Co. LLC	06/30/15	(638)
GBP	39,797	USD	58,949	Morgan Stanley & Co. LLC	06/30/15	50
GBP	245,866	USD	364,546	Morgan Stanley & Co. LLC	06/30/15	(49)
GBP	14,100,000	USD	20,856,015	State Street Bank and Trust Company	06/17/15	49,068
GBP	338,421	USD	497,309	Morgan Stanley & Co. LLC	06/17/15	4,438

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	3,410,000	USD	440,384	Morgan Stanley Capital Services LLC	07/26/17	$(347)
HKD	970,000	USD	125,191	Morgan Stanley Capital Services LLC	07/26/17	(20)
HKD	1,859,528	USD	239,337	Morgan Stanley & Co. LLC	06/17/15	491
INR	25,490,526	USD	398,041	Morgan Stanley Capital Services LLC	06/17/15	6,702
JPY	98,837,000	USD	816,012	State Street Bank and Trust Company	06/17/15	8,951
JPY	29,622,344	USD	244,685	Morgan Stanley & Co. LLC	06/17/15	2,566
JPY	41,962,844	USD	347,288	Morgan Stanley & Co. LLC	06/17/15	2,967
JPY	73,100,000	USD	608,599	State Street Bank and Trust Company	06/17/15	1,545
JPY	59,800,000	USD	499,467	JPMorgan Chase Bank, N.A.	04/30/15	(666)
JPY	295,877,729	USD	2,484,572	Morgan Stanley & Co. LLC	06/17/15	(14,942)
JPY	32,205,899	USD	268,826	Morgan Stanley & Co. LLC	06/17/15	(10)
JPY	49,310,682	USD	411,402	Morgan Stanley & Co. LLC	06/17/15	184
JPY	1,347,528,000	USD	11,102,947	State Street Bank and Trust Company	06/17/15	144,468
JPY	20,310,317	USD	167,664	Morgan Stanley & Co. LLC	06/17/15	1,862
KRW	231,315,079	USD	208,768	Morgan Stanley & Co. LLC	06/17/15	(751)
MXN	5,269,705	USD	350,000	State Street Bank and Trust Company	06/02/15	(5,842)
MXN	6,021,061	USD	386,424	Morgan Stanley Capital Services LLC	06/17/15	6,431
NOK	5,952,000	USD	716,401	State Street Bank and Trust Company	06/17/15	21,026
NOK	1,561,000	USD	193,747	State Street Bank and Trust Company	06/17/15	(346)
NOK	42,530,000	USD	5,202,693	State Street Bank and Trust Company	06/17/15	66,586
PHP	8,973,845	USD	201,705	Morgan Stanley Capital Services LLC	06/17/15	(1,451)
RUB	3,298,000	USD	53,792	State Street Bank and Trust Company	06/17/15	1,182
RUB	344,988,000	USD	5,438,020	State Street Bank and Trust Company	06/17/15	312,547
RUB	24,205,000	USD	378,055	State Street Bank and Trust Company	06/17/15	25,415
SEK	1,876,000	USD	217,467	State Street Bank and Trust Company	06/17/15	627
SEK	2,897,025	USD	335,084	Morgan Stanley Capital Services LLC	06/17/15	1,716

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	27,781,000	USD	3,212,034	State Street Bank and Trust Company	06/17/15	$17,631
SEK	2,660,000	USD	307,113	State Street Bank and Trust Company	06/17/15	2,124
SGD	480,556	USD	344,977	Morgan Stanley Capital Services LLC	06/17/15	4,578
THB	6,667,260	USD	200,459	Morgan Stanley Capital Services LLC	06/17/15	3,801
TRY	842,000	USD	315,415	State Street Bank and Trust Company	06/17/15	2,235
TRY	385,000	USD	146,393	State Street Bank and Trust Company	06/17/15	(1,150)
TRY	7,852,000	USD	2,903,717	State Street Bank and Trust Company	06/17/15	58,496
ZAR	15,562,000	USD	1,237,879	State Street Bank and Trust Company	06/17/15	29,168
ZAR	6,017,000	USD	493,225	State Street Bank and Trust Company	06/17/15	(3,325)
ZAR	123,702,000	USD	9,775,337	State Street Bank and Trust Company	06/17/15	296,394
USD	2,119,222	AUD	2,745,000	State Street Bank and Trust Company	06/17/15	37,375
USD	28,866	AUD	37,923	Morgan Stanley & Co. LLC	06/30/15	125
USD	193,096	AUD	254,435	Morgan Stanley Capital Services LLC	06/17/15	132
USD	33,061,960	AUD	43,498,000	State Street Bank and Trust Company	06/17/15	72,445
USD	2,597,370	AUD	3,431,000	State Street Bank and Trust Company	06/17/15	(4,750)
USD	2,836,491	BRL	8,398,000	State Street Bank and Trust Company	06/02/15	250,701
USD	720,000	BRL	2,127,960	State Street Bank and Trust Company	06/02/15	64,790
USD	3,592,918	BRL	10,593,000	State Street Bank and Trust Company	06/02/15	331,275
USD	1,128,728	BRL	3,766,000	State Street Bank and Trust Company	06/02/15	(30,844)
USD	544,265	BRL	1,789,000	State Street Bank and Trust Company	06/02/15	(6,578)
USD	2,000,000	CHF	1,915,800	State Street Bank and Trust Company	04/22/15	27,063
USD	422,136	CHF	421,968	Morgan Stanley & Co. LLC	06/17/15	(13,477)
USD	420,823	CHF	421,968	Morgan Stanley & Co. LLC	06/17/15	(14,790)
USD	4,025,326	CHF	4,032,572	Morgan Stanley & Co. LLC	06/17/15	(137,651)
USD	2,365,166	CHF	2,304,736	Morgan Stanley & Co. LLC	06/17/15	(14,101)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,046	CLP	11,612,289	Morgan Stanley Capital Services LLC	06/17/15	$(426)
USD	74,104	CLP	47,685,711	Morgan Stanley Capital Services LLC	06/17/15	(1,750)
USD	14,861,416	CZK	382,946,000	State Street Bank and Trust Company	06/17/15	(94,403)
USD	1,922,114	CZK	49,296,079	State Street Bank and Trust Company	06/17/15	(3,127)
USD	951,312	CZK	24,205,556	State Street Bank and Trust Company	06/17/15	5,972
USD	561,509	DKK	3,828,596	Morgan Stanley & Co. LLC	06/30/15	8,933
USD	5,486,850	EUR	5,000,000	State Street Bank and Trust Company	04/22/15	109,189
USD	7,960,523	EUR	7,295,000	JPMorgan Chase Bank, N.A.	04/30/15	113,832
USD	11,041	EUR	10,100	Morgan Stanley Capital Services LLC	06/17/15	170
USD	1,133,980	EUR	1,038,535	Morgan Stanley Capital Services LLC	06/17/15	16,152
USD	1,820,138	EUR	1,720,000	Morgan Stanley Capital Services LLC	06/17/15	(31,184)
USD	20,292,725	EUR	19,179,000	State Street Bank and Trust Company	06/17/15	(350,885)
USD	5,804,232	EUR	5,526,787	Morgan Stanley & Co. LLC	06/17/15	(144,527)
USD	746,548	EUR	703,419	Morgan Stanley Capital Services LLC	06/17/15	(10,577)
USD	2,723,855	EUR	2,566,495	Morgan Stanley Capital Services LLC	06/17/15	(38,593)
USD	347,979	EUR	326,800	Morgan Stanley & Co. LLC	06/30/15	(3,847)
USD	704,298	EUR	665,550	Morgan Stanley Capital Services LLC	06/17/15	(12,067)
USD	46,453	EUR	43,593	Morgan Stanley & Co. LLC	06/30/15	(478)
USD	474,714	EUR	439,591	Morgan Stanley & Co. LLC	06/17/15	1,560
USD	1,043,979	EUR	966,200	State Street Bank and Trust Company	06/17/15	3,995
USD	862,245	GBP	580,000	JPMorgan Chase Bank, N.A.	04/30/15	2,032
USD	128,908	GBP	87,152	Morgan Stanley & Co. LLC	06/17/15	(305)
USD	690,380	GBP	464,040	Morgan Stanley & Co. LLC	06/30/15	2,440
USD	236,917	GBP	160,989	Morgan Stanley & Co. LLC	06/30/15	(1,749)
USD	282,651	HKD	2,191,084	Morgan Stanley & Co. LLC	05/04/15	53
USD	60,621	HKD	470,000	Morgan Stanley & Co. LLC	05/04/15	2
USD	563,779	HKD	4,380,000	Morgan Stanley Capital Services LLC	07/26/17	(1,429)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,205,599	ILS	16,910,000	State Street Bank and Trust Company	06/17/15	$(44,559)
USD	275,871	ILS	1,105,000	State Street Bank and Trust Company	06/17/15	(1,860)
USD	266,976	ILS	1,083,000	State Street Bank and Trust Company	06/17/15	(5,226)
USD	190,000	INR	11,992,800	Morgan Stanley Capital Services LLC	06/17/15	(423)
USD	3,952,965	JPY	472,640,190	Morgan Stanley & Co. LLC	06/17/15	7,935
USD	578,064	JPY	67,826,000	JPMorgan Chase Bank, N.A.	05/11/15	12,236
USD	167,390	JPY	20,310,317	Morgan Stanley & Co. LLC	06/17/15	(2,136)
USD	21,024,279	JPY	2,546,145,248	Morgan Stanley & Co. LLC	06/17/15	(227,868)
USD	64,858	JPY	7,857,217	Morgan Stanley & Co. LLC	06/17/15	(725)
USD	44,016	JPY	5,340,000	Morgan Stanley Capital Services LLC	06/17/15	(556)
USD	159,777	JPY	19,383,890	Morgan Stanley Capital Services LLC	06/17/15	(2,017)
USD	9,007	JPY	1,090,000	Morgan Stanley Capital Services LLC	06/17/15	(91)
USD	669,800	KRW	765,146,147	Morgan Stanley & Co. LLC	06/17/15	(18,281)
USD	45,469	KRW	50,570,626	Morgan Stanley & Co. LLC	06/17/15	(8)
USD	7,865,004	KRW	8,952,734,000	State Street Bank and Trust Company	06/17/15	(186,016)
USD	675,185	KRW	765,457,000	State Street Bank and Trust Company	06/17/15	(13,176)
USD	28,471	KRW	32,273,000	Morgan Stanley Capital Services LLC	06/17/15	(564)
USD	15,219	KRW	17,250,900	Morgan Stanley Capital Services LLC	06/17/15	(302)
USD	419,492	KRW	469,202,000	State Street Bank and Trust Company	06/17/15	(2,452)
USD	190,000	MXN	2,914,809	Morgan Stanley Capital Services LLC	06/17/15	(182)
USD	3,185,839	NZD	4,387,000	State Street Bank and Trust Company	06/17/15	(69,878)
USD	260,867	NZD	360,000	State Street Bank and Trust Company	06/17/15	(6,299)
USD	200,087	NZD	267,000	State Street Bank and Trust Company	06/17/15	1,939
USD	80,000	PHP	3,590,400	Morgan Stanley Capital Services LLC	06/17/15	(121)
USD	330,160	SEK	2,897,025	Morgan Stanley Capital Services LLC	06/17/15	(6,640)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	90,000	THB	2,948,400	Morgan Stanley Capital Services LLC	06/17/15	$(328)

Total Forward Foreign Currency Exchange Contracts Outstanding						$717,483

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.24	(1.00%)	06/20/20	Credit Suisse Securities (USA) LLC	11,091,773 USD	$(199,113)	$(202,572)	$3,459

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(199,113)	$(202,572)	$3,459

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.21	(5.00%	)	06/20/19	JPMorgan Chase Bank, N.A.	571,200 USD	$(12,291)	$(52,551)	$40,260
CMBX.NA.BBB-.6	(3.00%	)	05/11/63	Credit Suisse International	3,066,208 USD	(31,693)	22,395	(54,088)
CMBX.NA.BBB-.6	(3.00%	)	05/11/63	Morgan Stanley Capital Services LLC	824,351 USD	(8,521)	(9,464)	943
CMBX.NA.BBB-.7	(3.00%	)	01/17/47	Credit Suisse International	3,327,474 USD	27,161	58,162	(31,001)
CMBX.NA.BBB-.7	(3.00%	)	01/17/47	Morgan Stanley Capital Services LLC	1,262,289 USD	10,304	11,727	(1,423)
iTraxx CEEMA Series 21 Version 1	(1.00%	)	06/20/19	JPMorgan Chase Bank, N.A.	80,000 USD	9,958	5,931	4,027

Total OTC Credit Default Swaps on Index (Buy Protection)						$(5,082)	$36,200	$(41,282)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

OTC Total Return Swaps Outstanding at March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	2,269,475 EUR	$(125,247)
Alstom	12/28/15	Credit Suisse Securities (Europe) Limited	513,219 EUR	(17,130)
Amadeus IT Holding SA	12/29/15	Credit Suisse Securities (Europe) Limited	2,571,438 EUR	114,107
Assicurazioni Generali	12/28/15	Credit Suisse Securities (Europe) Limited	1,401,704 EUR	767
Astrazeneca PLC	06/23/16	Morgan Stanley Capital Services LLC	1,082,949 GBP	(516)
Atlantia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,888,015 EUR	(11,684)
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	1,990,361 EUR	(50,706)
Axis Communications AB	12/28/15	Credit Suisse Securities (Europe) Limited	2,907,113 SEK	1,449
Barclays PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,293,903 GBP	(39,158)
Bayer AG REG	12/24/15	Morgan Stanley Capital Services LLC	2,789,704 EUR	341,055
Bayer AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	4,140,950 EUR	(158,274)
BNP Parbias SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,305,720 EUR	195,759
Bovespa Index	04/15/15	Morgan Stanley Capital Services LLC	6,192,344 BRL	35,532
BP PLC	12/29/15	Credit Suisse Securities (Europe) Limited	595,000 GBP	38,044
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,541,904 EUR	707
Criteo SA Spon ADR	07/27/15	Credit Suisse Securities (Europe) Limited	1,316,159 USD	(92,370)
Dassault Aviation SA	12/28/15	Credit Suisse Securities (Europe) Limited	931,020 EUR	94,153
Domino Printing Sciences PLC	12/29/15	Credit Suisse Securities (Europe) Limited	91,464 GBP	440
Electricite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	1,766,558 EUR	(15,302)
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	805,393 EUR	14,412
ENI SpA Italia	12/28/15	Credit Suisse Securities (Europe) Limited	830,772 EUR	51,098
Fresenius Medical Care AG & Co. KgaA	12/24/15	Credit Suisse Securities (Europe) Limited	2,725,214 EUR	(82,640)
Imperial Tobacco Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	866,889 GBP	(76,484)
ING Groep NV	12/28/15	Credit Suisse Securities (Europe) Limited	1,638,128 EUR	7,110
Jazztel PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,654,882 EUR	30,501
KBC Groep NV	06/13/16	Credit Suisse Securities (Europe) Limited	1,562,006 EUR	(16,464)
Koninklijke KPN NV	12/28/15	Credit Suisse Securities (Europe) Limited	3,519,890 EUR	138,716
Kospi2 Index	06/12/15	Morgan Stanley Capital Services LLC	507,570,60 KRW	6,877
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,143,108 EUR	(49,417)
Lloyds Banking Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,734,318 GBP	(36,748)
Lloyds Banking Group PLC	04/02/20	Credit Suisse Securities (Europe) Limited	2,303,151 GBP	(33,177)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lloyds Banking Group PLC	02/26/20	Credit Suisse Securities (Europe) Limited	422,205 GBP	$(6,082)
Mead Johnson Nutrition Co.	07/27/15	Credit Suisse Securities (Europe) Limited	2,709,301 USD	(12,785)
Next PLC	03/10/20	Credit Suisse Securities (Europe) Limited	1,615,734 GBP	(121,067)
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	1,229,855 EUR	(8,948)
Peugeot SA	12/28/15	Credit Suisse Securities (Europe) Limited	888,590 EUR	(50,398)
Pirelli & Co.	12/28/15	Credit Suisse Securities (Europe) Limited	863,095 EUR	(3,036)
Prudential PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,582,854 GBP	(43,164)
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	2,972,987 EUR	(190,324)
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	472,849 EUR	(11,510)
Rexel SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,480,608 EUR	(38,663)
Reynolds American, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	279,825 USD	(6,666)
Roche Holding AG Genusschein	12/29/15	Credit Suisse Securities (Europe) Limited	1,713,158 CHF	4,967
Royal Bank of Scotland Group	06/20/19	Credit Suisse Securities (Europe) Limited	3,486,193 GBP	(477,866)
Royal Dutch Petroleum	12/28/15	Credit Suisse Securities (Europe) Limited	1,911,927 EUR	45,916
RSA Insurance Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,693,433 GBP	(1,731)
RWE AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,136,433 EUR	(2,696)
SabMiller PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,861,621 GBP	(120,104)
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,298,343 EUR	(60,142)
Samsung Electronics Co. Ltd.	12/07/16	Credit Suisse Securities (Europe) Limited	491,851 USD	34,180
Sanofi Aventis	12/28/15	Credit Suisse Securities (Europe) Limited	2,167,579 EUR	(5,000)
Shire PLC	06/20/19	Credit Suisse Securities (Europe) Limited	4,718,537 GBP	972,095
Shire PLC	06/23/16	Morgan Stanley Capital Services LLC	2,746,132 GBP	316,821
Smith & Nephew PLC	12/29/15	Credit Suisse Securities (Europe) Limited	3,561,198 GBP	(26,839)
Societe Generale SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,129,848 EUR	119,119
STM IM	12/28/15	Credit Suisse Securities (Europe) Limited	1,366,558 EUR	(79,455)
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,672,577 EUR	(72,562)
Tim Participacoes ADR	07/27/15	Credit Suisse Securities (Europe) Limited	1,547,567 USD	(154,465)
UBM PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,498,519 GBP	(68,913)
Vodafone Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,443,174 GBP	(37,939)

Total Buys				$158,153

Sells
ABB Ltd. REG	12/29/15	Credit Suisse Securities (Europe) Limited	198,226 CHF	(730)
Allianz SE REG	12/24/15	Credit Suisse Securities (Europe) Limited	1,081,418 EUR	(14,687)
America Movil ADR	08/03/15	Credit Suisse Securities (Europe) Limited	393,414 USD	(12,410)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BASF SE	12/24/15	Credit Suisse Securities (Europe) Limited	986,202 EUR	$884
British American Tobacco PLC	12/29/15	Credit Suisse Securities (Europe) Limited	76,468 GBP	6,986
BT Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	170,526 GBP	7,829
Bureau Veritas SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,647,455 EUR	27,018
Cap Gemini	12/28/15	Credit Suisse Securities (Europe) Limited	193,810 EUR	(19)
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	1,007,122 AUD	(4,720)
Deutsche Telekom AG	12/24/15	Credit Suisse Securities (Europe) Limited	512,109 EUR	3,533
Distribuidora Internacional	12/29/15	Credit Suisse Securities (Europe) Limited	679,392 EUR	(47,372)
Faurecia	12/28/15	Credit Suisse Securities (Europe) Limited	570,555 EUR	29,214
GlaxoSmithKline PLC	06/23/16	Morgan Stanley Capital Services LLC	667,023 GBP	(51,714)
Heineken NV	12/28/15	Credit Suisse Securities (Europe) Limited	204,287 EUR	10,927
iShares MSCI Brazil Capped ETF	07/27/15	Credit Suisse Securities (Europe) Limited	228,199 USD	(13,758)
L’Oreal	12/28/15	Credit Suisse Securities (Europe) Limited	60,780 EUR	684
Lorillard, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	940,708 USD	31,101
Merck KgaA	08/11/15	Morgan Stanley Capital Services LLC	978,753 EUR	(26,803)
Muenchener Rueckver AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	827,515 EUR	(9,473)
Nestle SA REG	12/29/15	Credit Suisse Securities (Europe) Limited	187,664 CHF	6,399
Pernod Ricard SA	12/28/15	Credit Suisse Securities (Europe) Limited	144,606 EUR	(2,036)
Philp Morris International	07/27/15	Credit Suisse Securities (Europe) Limited	92,114 USD	2,923
Reed Elsevier NV	12/28/15	Credit Suisse Securities (Europe) Limited	404,546 EUR	3,812
Reed Elsevier PLC	12/29/15	Credit Suisse Securities (Europe) Limited	312,532 GBP	(4,441)
Sainsbury (J) PLC	12/29/15	Credit Suisse Securities (Europe) Limited	409,501 GBP	21,496
SAP SE	12/24/15	Credit Suisse Securities (Europe) Limited	227,254 EUR	(7,607)
Siemens AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	961,591 EUR	50,464
Standard Chartered PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,182,388 GBP	(241,436)
Telefonica Brasil	07/27/15	Credit Suisse Securities (Europe) Limited	665,539 USD	15,133
Telefonica SA	12/29/15	Credit Suisse Securities (Europe) Limited	1,248,114 EUR	103
Teliasonera AB	12/28/15	Credit Suisse Securities (Europe) Limited	430,306 SEK	(1,449)
Texas Instruments, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	1,111,901 USD	20,639
Unilever DR	12/28/15	Credit Suisse Securities (Europe) Limited	820,014 EUR	34,769
Unilever PLC	12/29/15	Credit Suisse Securities (Europe) Limited	264,705 GBP	9,954
Volkswagen AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,180,633 EUR	34,245

Total Sells				$(120,542)

Total OTC Total Return Swaps Outstanding				$37,611

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2015

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	3.250%	06/19/45	Credit Suisse Securities (USA) LLC	1,536,000 USD	$285,458	$237,563	$47,895
Pays	Three-Month Libor	2.750%	06/17/25	Credit Suisse Securities (USA) LLC	530,000 USD	32,518	31,730	788
Receives	Three-Month Libor	2.250%	06/17/20	Credit Suisse Securities (USA) LLC	9,429,000 USD	(286,351)	(188,046)	(98,305)
Receives	Three-Month Libor	1.250%	06/19/17	Credit Suisse Securities (USA) LLC	22,634,000 USD	(140,610)	(62,009)	(78,601)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(62,675)	—	(62,675)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(100,632)	—	(100,632)
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(48,087)	—	(48,087)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(320,379)	$19,238	$(339,617)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MTN	Medium Term Note
MexDer	Mexican Derivatives Exchange
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2015

PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
Safex	South African Futures Exchange
VRN	Variable Rate Notes
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2015

	Multi-Manager Fund	Multi-Strategy Fund[1]
Assets:
Total investments in securities, at value (cost of $1,176,776,219 and $902,637,553, respectively)[2]	$1,199,589,671	$919,911,206
Cash	276,096,042	373,565,803
Cash denominated in foreign currencies (cost $10,648,708 and $5,701,481, respectively)	9,497,074	5,767,921
Segregated cash balance with broker for securities sold short	289,835,869	255,474,448
Segregated cash balance with custodian for derivative financial instruments	16,214,227	14,166,594
Segregated cash balance with broker for futures contracts	27,137,166	23,797,288
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	4,862,706	1,298,897
Unrealized appreciation on forward foreign currency exchange contracts	2,984,396	2,334,935
Income receivable	5,184,018	3,528,995
Receivable for investments sold	36,221,120	27,716,207
Receivable for Fund shares sold	927,121	33,885,541
Receivable for periodic payments from swap contracts	483,146	407,004
Variation margin receivable	2,599,797	1,890,431
Swap contracts, premium paid	160,433	98,215
Unrealized appreciation on swap contracts	4,104,704	2,927,168
Receivable from Investment Adviser	538,978	356,446
Prepaid expenses and other assets	19,664	74,750

Total Assets	1,876,456,132	1,667,201,849

Liabilities:
Securities sold short, at value (proceeds of $301,152,448 and $266,144,329, respectively)	289,246,390	262,301,315
Securities lending collateral	74,949,395	71,359,374
Cash received as collateral for swaps and reverse repurchase agreements	1,705,808	1,251,878
Options written, at value (premiums received $2,064,465 and $1,095,489, respectively)	2,057,298	904,898
Unrealized depreciation on forward foreign currency exchange contracts	1,923,334	1,617,452
Payable for reverse repurchase agreements	119,746,297	35,331,478
Payable for investments purchased	44,922,387	56,487,119
Payable for Fund shares redeemed	696,576	18,324,541
Swap contracts, premium received	103,385	62,015
Unrealized depreciation on swap contracts	3,299,203	2,930,839
Variation margin payable	20,843	39,699
Payable for periodic payments from swap contracts	173,870	139,458
Dividend and interest income payable on securities sold short	401,673	297,664
Management fee payable	6,327,340	4,643,480
Accrued expenses and other liabilities	1,523,437	1,958,321

Total Liabilities	547,097,236	457,649,531

Net Assets	$1,329,358,896	$1,209,552,318

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2015

	Multi-Manager Fund	Multi-Strategy Fund[1]
Net Assets Consist of:
Paid-in capital	$1,286,323,943	$1,174,323,434
Accumulated undistributed net investment loss	(14,761,581)	(4,814,384)
Accumulated undistributed net realized gain	20,903,779	17,454,910
Net unrealized appreciation	36,892,755	22,588,358

Net Assets	$1,329,358,896	$1,209,552,318

Net Asset Value:
Class I Shares
Net Assets	$1,329,358,896	$1,097,916,809
Class I Shares outstanding, no par value, unlimited shares authorized	128,717,599	105,770,058

Net asset value per share	$10.33	$10.38

Class D Shares[3]
Net Assets		$6,011,573
Class D Shares outstanding, no par value, unlimited shares authorized		579,311

Net asset value per share		$10.38

Class Y Shares[3]
Net Assets		$105,623,936
Class Y Shares outstanding, no par value, unlimited shares authorized		10,263,435

Net asset value per share		$10.29

[1]	The Fund commenced investment operations on June 16, 2014.
[2]	Includes $72,515,411 and $69,038,609, respectively, of investments in securities on loan.
[3]	Class D Shares and Class Y Shares are currently only offered by the Multi-Strategy Fund. See Note 6.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Operations

For the Period Ended March 31, 2015

	Multi-Manager Fund	Multi-Strategy Fund[1]
Investment Income:
Dividends (including net foreign taxes withheld of $202,770 and $50,542, respectively)	$7,677,339	$2,896,555
Interest	24,755,827	7,153,134

Total income	32,433,166	10,049,689

Expenses:
Management fees	$24,525,452	$9,488,096
Administration fees	2,114,985	1,033,933
Custodian fees	1,227,686	701,350
Trustees’ fees	100,551	90,000
Distribution fees – Class D	—	3,159
Shareholder service fees	91,042	515,056
Offering costs	205,395	194,892
Registration fees	82,799	145,365
Printing and postage fees	637,601	122,990
Professional fees	1,183,560	863,741
Dividends and interest on securities sold short	4,255,485	1,928,032
Organization fees	—	149,697
Financing fees on securities sold short	2,603,977	881,341
Line of credit fee	112,328	103,801
Interest fees	1,393,871	370,083
Other	164,800	98,678

Total expenses	38,699,532	16,690,214

Expenses recouped (reimbursed) by Investment Adviser	482,505	(1,245,166)

Net expenses	39,182,037	15,445,048

Net investment income (loss)	(6,748,871)	(5,395,359)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	71,750,263	16,199,527
Net realized gain (loss) on securities sold short	(15,565,382)	(5,785,369)
Net realized gain (loss) on forward foreign currency exchange contracts	23,280,520	11,461,809
Net realized gain (loss) on foreign currency transactions	(838,642)	(1,252,221)
Net realized gain (loss) on futures contracts	(29,339,384)	(11,487,256)
Net realized gain (loss) on options written	7,480,941	1,732,994
Net realized gain (loss) on swap contracts	14,405,968	10,072,055
Net change in unrealized appreciation (depreciation) on investments in securities	(21,954,328)	17,273,653
Net change in unrealized appreciation (depreciation) on securities sold short	17,857,517	3,843,014
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,860,561	717,483
Net change in unrealized appreciation (depreciation) on foreign currency translations	(82,736)	(75,384)
Net change in unrealized appreciation (depreciation) on futures contracts	1,744,840	978,830
Net change in unrealized appreciation (depreciation) on options written	(997,433)	190,591
Net change in unrealized appreciation (depreciation) on swap contracts	2,708,775	(339,829)

Net realized and unrealized gain (loss)	72,311,480	43,529,897

Net increase in net assets resulting from operations	$65,562,609	$38,134,538

[1]	The Fund commenced investment operations on June 16, 2014.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Multi-Manager Fund
	Year Ended 3/31/2015	Period Ended 3/31/2014[1]
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(6,748,871)	$(4,934,568)
Net realized gain	71,174,284	45,913,995
Net unrealized appreciation (depreciation)	1,137,196	35,755,559

Net increase in net assets resulting from operations	65,562,609	76,734,986

Distributions:
Distributions from net investment income	(9,088,938)	(4,570,359)
Distributions from net realized capital gains	(93,347,991)	—

Total distribution to shareholders	(102,436,929)	(4,570,359)

Capital Transactions:
Proceeds from sale of Class I Shares	253,883,210	1,232,785,935
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	102,434,576	4,570,359
Cost of Class I Shares redeemed	(172,989,869)	(126,715,622)

Net increase in net assets resulting from capital transactions	183,327,917	1,110,640,672

Net increase in net assets	146,453,597	1,182,805,299

Net Assets:
Beginning of period	1,182,905,299	100,000

End of period	$1,329,358,896	$1,182,905,299

Accumulated undistributed net investment loss	$(14,761,581)	$(9,860,042)

Share Transactions:
Beginning of period	110,951,809	10,000
Class I Shares sold	23,965,692	122,884,070
Class I Shares reinvested	10,301,507	440,716
Class I Shares redeemed	(16,501,409)	(12,382,977)

Net change in shares resulting from share transactions	17,765,790	110,941,809

End of period	128,717,599	110,951,809

[1]	The Fund commenced investment operations on August 6, 2013.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

Multi-Strategy Fund
Period Ended 3/31/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(5,395,359)
Net realized gain	20,941,539
Net unrealized appreciation (depreciation)	22,588,358

Net increase in net assets resulting from operations	38,134,538

Distributions:
Distributions from net investment income:
Class I Shares	(1,545,443)
Class D Shares	(2,255)
Distributions from net realized capital gains:
Class I Shares	(2,768,920)
Class D Shares	(7,654)

Total distribution to shareholders	(4,324,272)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	1,227,560,311
Proceeds from sale of Class D Shares	5,979,685
Proceeds from sale of Class Y Shares	103,401,481
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	3,060,022
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	9,908
Shareholder redemptions:
Cost of Class I Shares redeemed	(164,142,829)
Cost of Class D Shares redeemed	(126,526)

Net increase in net assets resulting from capital transactions	1,175,742,052

Net increase in net assets	1,209,552,318

Net Assets:
Beginning of period	—

End of period	$1,209,552,318

Accumulated undistributed net investment loss	$(4,814,384)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

Multi-Strategy Fund
Period Ended 3/31/2015[1]
Share Transactions:
Class I Shares
Shares issued	121,648,983
Reinvestment in Shares	306,002
Shares repurchased	(16,184,927)

Net change in shares resulting from share transactions	105,770,058

End of period	105,770,058

Class D Shares
Shares issued	590,597
Reinvestment in Shares	990
Shares repurchased	(12,276)

Net change in shares resulting from share transactions	579,311

End of period	579,311

Class Y Shares
Shares issued	10,263,435

Net change in shares resulting from share transactions	10,263,435

End of period	10,263,435

[1]	The Fund commenced investment operations on June 16, 2014.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows

Multi-Manager Fund
Year Ended 3/31/2015
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$65,562,609
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(3,103,361,045)
Proceeds from disposition of investments in securities	2,878,324,254
Proceeds from securities sold short	1,038,759,359
Payments to cover securities sold short	(966,081,498)
Premiums paid on closing options written	(2,142,255)
Proceeds from premiums received from options written	9,503,062
Net realized gain on investments in securities	(71,750,263)
Net realized loss on securities sold short	15,565,382
Net realized gain on options written	(7,480,941)
Net accretion of bond discount and amortization of bond and swap premium	(2,941,130)
Net change in unrealized depreciation of investments in securities	21,954,328
Net change in unrealized appreciation of securities sold short	(17,857,517)
Net change in unrealized depreciation on options written	997,433
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(79,309,107)
Segregated cash balance with custodian for derivative financial instruments	7,416,569
Segregated cash balance with broker for futures contracts	(6,481,294)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	3,523,036
Unrealized appreciation on forward foreign currency exchange contracts	(1,607,823)
Income receivable	(1,283,941)
Receivable for periodic payments from swap contracts	(483,146)
Variation margin receivable	(2,207,129)
Swap contracts, premium paid	1,914,124
Unrealized appreciation on swap contracts	(3,026,090)
Receivable from Investment Adviser	2,457,882
Prepaid expenses and other assets	322,350
Increase (decrease) in liabilities:
Securities lending collateral	43,779,272
Cash received as collateral for swaps and reverse repurchase agreements	1,705,808
Unrealized depreciation on forward foreign currency exchange contracts	(252,738)
Swap contracts, premium received	(531,294)
Unrealized depreciation on swap contracts	(317,190)
Variation margin payable	(28,676)
Payable for periodic payments from swap contracts	(1,430,672)
Dividend and interest income payable on securities sold short	59,013
Interest payable on reverse repurchase agreements	101,039
Management fee payable	774,141
Accrued expenses and other liabilities	(8,508)

Net cash used in operating activities	$(175,862,596)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

Multi-Manager Fund
Year Ended 3/31/2015
Cash Flows from Financing Activities
Proceeds from shares sold	$254,130,027
Cost of shares repurchased	(172,822,108)
Proceeds from reverse repurchase agreements	673,899,167
Repayment of reverse repurchase agreements	(593,441,408)
Distributions paid (net of reinvestment)	(2,353)

Net cash provided by financing activities	161,763,325

Net increase (decrease) in cash and foreign currency	(14,099,271)
Cash and foreign currency, beginning of period	299,692,387

Cash and foreign currency, end of period	$285,593,116

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$1,334,858

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$102,434,576

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

Multi-Strategy Fund
Period Ended 3/31/2015[1]
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$38,134,538
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(1,796,519,786)
Proceeds from disposition of investments in securities	946,815,158
Proceeds from securities sold short	659,897,692
Payments to cover securities sold short	(406,752,202)
Premiums paid on closing options written	(855,610)
Proceeds from premiums received from options written	3,684,093
Net realized gain on investments in securities	(16,199,527)
Net realized loss on securities sold short	5,785,369
Net realized gain on options written	(1,732,994)
Net accretion of bond discount and amortization of bond and swap premium	(749,037)
Net change in unrealized appreciation of investments in securities	(17,273,653)
Net change in unrealized appreciation of securities sold short	(3,843,014)
Net change in unrealized depreciation on options written	(190,591)
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(255,474,448)
Segregated cash balance with custodian for derivative financial instruments	(14,166,594)
Segregated cash balance with broker for futures contracts	(23,797,288)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(1,298,897)
Unrealized appreciation on forward foreign currency exchange contracts	(2,334,935)
Income receivable	(3,528,995)
Receivable for periodic payments from swap contracts	(407,004)
Variation margin receivable	(1,890,431)
Swap contracts, premium paid	(98,215)
Unrealized appreciation on swap contracts	(2,927,168)
Receivable from Investment Adviser	(356,446)
Prepaid expenses and other assets	(74,750)
Increase (decrease) in liabilities:
Securities lending collateral	71,359,374
Cash received as collateral for swaps and reverse repurchase agreements	1,251,878
Unrealized depreciation on forward foreign currency exchange contracts	1,617,452
Swap contracts, premium received	62,015
Unrealized appreciation on swap contracts	2,930,839
Variation margin payable	39,699
Payable for periodic payments from swap contracts	139,458
Dividend and interest income payable on securities sold short	297,664
Interest payable on reverse repurchase agreements	42,768
Management fee payable	4,643,480
Accrued expenses and other liabilities	1,958,321

Net cash used in operating activities	$(811,811,787)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

Multi-Strategy Fund
Period Ended 3/31/2015[1]
Cash Flows from Financing Activities
Proceeds from shares sold	$1,303,055,936
Cost of shares repurchased	(145,944,814)
Proceeds from reverse repurchase agreements	189,180,702
Repayment of reverse repurchase agreements	(153,891,972)
Distributions paid (net of reinvestment)	(1,254,341)

Net cash provided by financing activities	1,191,145,511

Net increase (decrease) in cash and foreign currency	379,333,724
Cash and foreign currency, beginning of period	—

Cash and foreign currency, end of period	$379,333,724

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$72,419

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$3,069,930

[1]	The Fund commenced investment operations on June 16, 2014.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Multi-Manager Fund—Class I
	Year Ended 3/31/2015	Period Ended 3/31/2014[1]
Net Asset Value, Beginning of Period	$10.66	$10.00
Income From Investment Operations:
Net investment loss	(0.06)[2]	(0.05)[2]
Net realized and unrealized gain	0.59	0.75

Total From Investment Operations	0.53	0.70

Less Distributions to Shareholders:
From net investment income	(0.08)	(0.04)
From net realized capital gains	(0.78)	—

Total Distributions	(0.86)	(0.04)

Net Asset Value, End of Period	$10.33	$10.66

Total Return[3]	5.24%	7.04%

Ratios to Average Net Assets:[4,5]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.08%	3.33%
Recoupment (reimbursement) from Investment Adviser	0.04%	(0.27)%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.12%	3.06%
Excluded Expenses[6]	(0.72)%	(0.66)%

Expenses, net of impact of excluded expenses	2.40%	2.40%

Net investment loss	(0.54)%	(0.69)%

Supplemental Data:
Net assets, end of period (in thousands)	$1,329,359	$1,182,905
Portfolio turnover[3]	265%	135%

[1]	For the period August 6, 2013 (commencement of operations) through March 31, 2014.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios for periods of less than one year have been annualized except for non-recurring costs.
[5]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

Multi-Strategy Fund—Class I
Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment loss	(0.09)[2]
Net realized and unrealized gain	0.53

Total From Investment Operations	0.44

Less Distributions to Shareholders:
From net investment income	(0.02)
From net realized capital gains	(0.04)

Total Distributions	(0.06)

Net Asset Value, End of Period	$10.38

Total Return[3]	4.43%

Ratios to Average Net Assets:[4]
Total expenses before reimbursement from Investment Adviser	3.41%
Reimbursement from Investment Adviser	(0.24)%

Net expenses after reimbursement from Investment Adviser	3.17%
Excluded Expenses[5]	(0.77)%

Expenses, net of impact of excluded expenses	2.40%

Net investment loss	(1.11)%

Supplemental Data:
Net assets, end of period (in thousands)	$1,097,917
Portfolio turnover[3,6]	194%

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.
[6]	Represents the Fund’s portfolio turnover rate for the period ended March 31, 2015.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

Multi-Strategy Fund—Class D
Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment loss	(0.05)[2]
Net realized and unrealized gain	0.48

Total From Investment Operations	0.43

Less Distributions to Shareholders:
From net investment income	(0.01)
From net realized capital gains	(0.04)

Total Distributions	(0.05)

Net Asset Value, End of Period	$10.38

Total Return[3]	4.32%

Ratios to Average Net Assets:[4]
Total expenses before reimbursement from Investment Adviser	3.54%
Reimbursement from Investment Adviser	(0.14)%

Net expenses after reimbursement from Investment Adviser	3.40%
Excluded Expenses[5]	(1.00)%

Expenses, net of impact of excluded expenses	2.40%

Net investment loss	(1.29)%

Supplemental Data:
Net assets, end of period (in thousands)	$6,012
Portfolio turnover[3,6]	194%

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.
[6]	Represents the Fund’s portfolio turnover rate for the period ended March 31, 2015.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

Multi-Strategy Fund—Class Y
Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment loss	(0.02)[2]
Net realized and unrealized gain	0.31

Total From Investment Operations	0.29

Net Asset Value, End of Period	$10.29

Total Return[3]	2.90%

Ratios to Average Net Assets:[4]
Total expenses before reimbursement from Investment Adviser	3.26%
Reimbursement from Investment Adviser	(0.07)%

Net expenses after reimbursement from Investment Adviser	3.19%
Excluded Expenses[5]	(0.79)%

Expenses, net of impact of excluded expenses	2.40%

Net investment loss	(1.03)%

Supplemental Data:
Net assets, end of period (in thousands)	$105,624
Portfolio turnover[3,6]	194%

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.
[6]	Represents the Fund’s portfolio turnover rate for the period ended March 31, 2015.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended March 31, 2015

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two series that have commenced operations, Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund”, and collectively, the “Funds”). The Multi-Manager Fund and the Multi-Strategy Fund are non-diversified funds that commenced operations offering Class I Shares on August 6, 2013 and June 16, 2014, respectively. The Multi-Strategy Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively.

The investment adviser of the Funds is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of each Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage each Fund’s day-to-day investment activities. Each Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Funds’ objectives by allocating the Funds’ assets among a variety of non-traditional or, “alternative,” investment strategies. The Investment Adviser determines the allocations of the Funds’ assets and allocates a majority of the Funds’ assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Funds’ assets directly. Each Sub-Adviser is responsible for the day-to-day management of the Funds’ assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Funds. One of each Fund’s Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiaries”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiaries III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiaries IV”), are Delaware limited liability companies. The Cayman Subsidiaries invest, directly or indirectly through the use of derivatives, in securities and commodity interests. Domestic Subsidiaries III and Domestic Subsidiaries IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Multi-Manager Fund and its applicable Subsidiaries and the Multi-Strategy Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Funds and the Cayman Subsidiaries are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Funds and the Cayman Subsidiaries, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiaries III and Domestic Subsidiaries IV intend to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

registration as a commodity pool operator with respect to the Domestic Subsidiaries III and the Domestic Subsidiaries IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the respective Prospectus of each of the Funds.

2. Basis of Presentation

Each Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

The Funds are investment companies in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

3. Significant Accounting Policies

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, each Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of each Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of a Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

affect the values of each Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of March 31, 2015.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Funds do not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date. Investments in investment funds or hedge funds (“Investee Funds”) are classified as Level 2 if the Funds have the ability to redeem their investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date. Investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions are classified as Level 3.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to each Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Funds may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2015, no such adjustments have been made.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2015, the values of these Level 3 securities for Multi-Manager Fund and Multi-Strategy Fund were approximately $11,930,962 and $19,084,537, respectively. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Funds may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Loans

The Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. Each Fund invests in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Funds may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Funds’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Funds may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby a Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby a Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Funds are obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Upon entering into a Short Sale, the Funds establish a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Funds are liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities sold short in the Consolidated Statement of Operations. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Cash

At March 31, 2015, the Multi-Manager Fund and the Multi-Strategy Fund had $276,096,042 and $373,565,803, respectively, in domestic cash and $9,497,074 and $5,767,921, respectively, in foreign cash held at a major U.S. bank.

Foreign Currency

The functional currency of each Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Funds do not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Declaration of Trust, each of the Funds’ officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations and indemnifications. The Funds expect the risk of loss pursuant to these indemnifications to be remote.

Income Taxes

The Funds’ policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Therefore, no federal income tax provision is expected to be required. The Funds plan to file U.S. federal and various state and local tax returns.

For the open tax years and all major jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements.

Organization Costs

Organizational expenses associated with the establishment of the Funds were expensed by the Funds as incurred and reimbursed by the Investment Adviser in accordance with the terms of the Expense Limitation and Reimbursement agreement (see Note 7).

Offering Costs

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Funds, if any, are generally declared and paid in December, however, the Funds may make additional distributions at other times. Dividends and capital gain distributions paid by the Funds will be reinvested in additional Shares (see Note 6) of the Funds or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between each Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Funds to offset certain derivative financial instruments’ with collateral. At March 31, 2015, the Funds used the gross method of presentation in their consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Funds is segregated by the Funds’ custodian and identified as such in each Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Funds and the applicable counterparty. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

The Funds manage counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Funds may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of a Fund, a decrease in net asset value. If triggered, the fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. Please refer to Note 9 for a further discussion of the risks of a Fund, including Credit and Counterparty Risk.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2015, the face values of open reverse repurchase agreements for Multi-Manager Fund and Multi-Strategy Fund were $119,600,710 and $35,288,710, respectively. The weighted average daily balances of reverse repurchase agreements outstanding during the period ended March 31, 2015 for Multi-Manager Fund and Multi-Strategy Fund were approximately $61,215,119 and $21,420,961, respectively, at a weighted average weekly interest rate of 1.59% and 1.61%, respectively.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following table presents the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements.

Multi-Manager Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
Credit Suisse Securities (USA) LLC	$(21,620,897)	$21,620,897	$—	$—
Credit Suisse Securities (Europe) LLC	(3,612,525)	3,612,525	—	—
J.P. Morgan Securities LLC	(1,761,349)	1,761,349	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(86,149,852)	86,149,852	—	—
Royal Bank of Canada	(6,601,674)	6,601,674	—	—

Total	$(119,746,297)	$119,746,297	$—	$—

(1)

Excess of collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2015 was $163,038,933 and $2,342,297, respectively.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Multi-Strategy Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
Credit Suisse Securities (USA) LLC	$(10,952,175)	$10,952,175	$—	$—
Credit Suisse Securities (Europe) LLC	(1,850,343)	1,850,343	—	—
J.P. Morgan Securities LLC	(502,865)	502,865	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(19,575,063)	19,575,063	—	—
Royal Bank of Canada	(2,451,032)	2,451,032	—	—

Total	$(35,331,478)	$35,331,478	$—	$—

(1)	Excess of collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2015 was $48,249,946 and $365,546, respectively.

Securities Lending

The Funds may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to each Fund on the next Business Day. The initial collateral received by each Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that each Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income on the Consolidated Statement of Operations. As of March 31, 2015, the market value of securities loaned for Multi-Manager Fund and Multi-Strategy Fund amounted to $72,515,411 and $69,038,609, respectively, and each Fund had received cash collateral of $74,949,395 and $71,359,374, respectively.

The securities lending agreement entered into by each Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Funds can reinvest cash collateral.

The following table is a summary of each Fund’s securities lending agreements by borrower/counterparty which are subject to offset under the securities lending agreement as of March 31, 2015:

Multi-Manager Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage, Inc.	$3,061,836	$(3,061,836)	$—
Citadel Securities LLC	977,803	(977,803)	—
Citigroup Global Markets, Inc.	2,457,734	(2,457,734)	—
Credit Suisse Securities (USA) LLC	3,373,971	(3,373,971)	—
Deutsche Bank Securities, Inc.	1,669,522	(1,669,522)	—
Goldman Sachs & Co.	2,293,236	(2,293,236)	—
Janney Montgomery Scott LLC	166,513	(166,513)	—
Jefferies LLC	1,665,443	(1,665,443)	—

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Clearing Corp.	$6,230,721	$(6,230,721)	$—
JP Morgan Securities LLC	801,010	(801,010)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,430,699	(13,430,699)	—
Pershing LLC	537,642	(537,642)	—
RBC Capital Markets, LLC	2,854,713	(2,854,713)	—
Sanford C. Bernstein & Co. LLC	828,338	(828,338)	—
State Street Bank and Trust Company	32,166,230	(32,166,230)	—

Total	$72,515,411	$(72,515,411)	$—

Multi-Strategy Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Banca IMI Securities Corp.	$17,963	$(17,963)	$—
BNP Paribas Prime Brokerage, Inc.	1,474,222	(1,474,222)	—
BNP Paribas Securities Corp.	106,500	(106,500)	—
Citadel Securities LLC	120,884	(120,884)	—
Citigroup Global Markets, Inc.	3,669,137	(3,669,137)	—
Deutsche Bank Securities, Inc.	10,914,444	(10,914,444)	—
Goldman Sachs & Co.	1,488,425	(1,488,425)	—
Industrial & Commercial Bank of China Financial Services LLC	96,500	(96,500)	—
Janney Montgomery Scott LLC	737,707	(737,707)	—
JP Morgan Clearing Corp.	4,129,613	(4,129,613)	—
JP Morgan Securities LLC	206,520	(206,520)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,850,363	(22,850,363)	—
Morgan Stanley & Co. LLC	1,486,602	(1,486,602)	—
Natixis Securities Americas, LLC	15,411,650	(15,411,650)	—
Pershing LLC	4,372,787	(4,372,787)	—
Sanford C. Bernstein & Co. LLC	133,443	(133,443)	—
SG Americas Securities, LLC	1,519,629	(1,519,629)	—
UBS Securities LLC	302,220	(302,220)	—

Total	$69,038,609	$(69,038,609)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Recent Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The guidance requires that repurchase-to-maturity transactions and repurchase agreements executed as a repurchase financing be accounted for as secured borrowings. The guidance also requires new disclosure for transactions economically similar to repurchase agreements in which the transferor retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction and expanded disclosures about the nature of collateral

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for interim and annual periods beginning after December 15, 2014. The Funds are still evaluating the impact of this guidance.

4. Derivative Financial Instruments

In the normal course of business, the Funds enter into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Funds or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Funds use derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, each Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Funds, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. Each Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Funds may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. A Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Funds purchase and write call and put options. An option contract purchased by a Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by a Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Funds may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. A Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Funds may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of a Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Options Written

Each Fund’s transactions in written call and put options during the period ended March 31, 2015 were as follows:

Multi-Manager Fund

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2014	—	52,760,000	$1,144,349	1,239,307	22,480,000	$1,040,251
Options written	29,586	67,492,600	5,713,808	1,437,153	8,120,800	3,789,254
Options bought back	(8,543)	(19,640,000)	(1,630,713)	(1,539,246)	(7,605,400)	(2,221,622)
Options expired	(18,409)	(50,297,000)	(4,016,548)	(611,650)	(15,710,000)	(1,754,314)

Options Outstanding, March 31, 2015	2,634	50,315,600	$1,210,896	525,564	7,285,400	$853,569

Multi-Strategy Fund

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, June 16, 2014 (commencement of operations)	—	—	$—	—	—	$—
Options written	12,930	23,296,800	2,032,902	638,357	5,670,000	1,651,191
Options bought back	(2,959)	(11,437,000)	(464,765)	(1,848)	(2,500,000)	(619,553)
Options expired	(7,956)	(899,800)	(1,024,753)	(187,616)	—	(479,533)

Options Outstanding, March 31, 2015	2,015	10,960,000	$543,384	448,893	3,170,000	$552,105

Swap Agreements

The Funds may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between a Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Funds as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by a Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Funds may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. A Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by a Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities. An upfront payment made by a Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Funds may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Funds may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by a Fund or made by a Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Funds’ Consolidated Schedule of Investments.

At March 31, 2015, the Multi-Manager Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Manager Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (b)	$2,098,814	Centrally cleared swaps, at fair value (b)	$(1,132,168)
	Unrealized appreciation on futures contracts (b)	1,903,004	Unrealized depreciation on futures contracts (b)	(1,906,333)
Equity	Swap contracts, at fair value (a)	4,034,794	Swap contracts, at fair value (a)	(3,163,580)
	Unrealized appreciation on futures contracts (b)	2,026,227	Unrealized depreciation on futures contracts (b)	(1,207,920)
	Purchased options, at fair value (c)	5,033,760	Options written, at value	(1,078,006)
Commodity	Unrealized appreciation on futures contracts (b)	1,622,204	Unrealized depreciation on futures contracts (b)	(1,438,135)
Credit	Swaps contracts, at fair value (a)	78,647	Swaps contracts, at fair value (a)	(87,312)
	Centrally cleared swaps, at fair value (b)	—	Centrally cleared swaps, at fair value (b)	(312,141)
Foreign Exchange	Purchased options, at fair value (c)	1,408,780	Options written, at value	(979,292)
	Unrealized appreciation on forward foreign currency exchange contracts	2,984,396	Unrealized depreciation on forward foreign currency exchange contracts	(1,923,334)

Total		$21,190,626		$(13,228,221)

Amount not subject to MNA(1)		(12,369,578)		7,017,512

Total gross amounts subject to MNA		$8,821,048		$(6,210,709)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable master netting arrangements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended March 31, 2015:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Average Notional USD(1)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$358,413,066	$—	$(271,497)	$(921,397)	$15,598,862	$—	$14,405,968
Futures contracts	2,693,210,437	(4,106,945)	12,459	—	(25,244,898)	—	(29,339,384)
Purchased options (c)(d)	69,938,584	—	—	—	(16,655,082)	575,904	(16,079,178)
Options written (e)	68,809,017	—	—	—	4,981,191	2,499,750	7,480,941
Forward foreign currency exchange contracts	668,550,720	—	—	—	—	23,280,520	23,280,520

		$(4,106,945)	$(259,038)	$(921,397)	$(21,319,927)	$26,356,174	$(251,133)

(1)	Averages are based on monthly activity levels during the period ended March 31, 2015.

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$(607,672)	$126,908	$3,189,539	$—	$2,708,775
Futures contracts (b)	145,810	(975,486)	—	2,574,516	—	1,744,840
Purchased options (c)	—	40,735	—	1,156,995	355,785	1,553,515
Options written	—	—	—	(154,051)	(843,382)	(997,433)
Forward foreign currency exchange contracts	—	—	—	—	1,860,561	1,860,561

	$145,810	$(1,542,423)	$126,908	$6,766,999	$1,372,964	$6,870,258

At March 31, 2015, the Multi-Strategy Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Strategy Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (b)	$317,976	Centrally cleared swaps, at fair value (b)	$(638,355)
	Unrealized appreciation on futures contracts (b)	1,471,733	Unrealized depreciation on futures contracts (b)	(1,320,072)
Equity	Swap contracts, at fair value (a)	2,881,938	Swap contracts, at fair value (a)	(2,844,327)
	Unrealized appreciation on futures contracts (b)	1,558,379	Unrealized depreciation on futures contracts (b)	(951,911)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
	Purchased options, at fair value (c)	$4,332,670	Options written, at value	$(784,661)
Commodity	Unrealized appreciation on futures contracts (b)	1,411,533	Unrealized depreciation on futures contracts (b)	(1,190,832)
Credit	Swaps contracts, at fair value (a)	47,423	Swaps contracts, at fair value (a)	(52,505)
	Centrally cleared swaps, at fair value (b)	—	Centrally cleared swaps, at fair value (b)	(199,113)
Foreign Exchange	Purchased options, at fair value (c)	396,037	Options written, at value	(120,237)
	Unrealized appreciation on forward foreign currency exchange contracts	2,334,935	Unrealized depreciation on forward foreign currency exchange contracts	(1,617,452)

Total		$14,752,624		$(9,719,465)

Amount not subject to MNA(1)		(8,824,803)		5,036,025

Total gross amounts subject to MNA		$5,927,821		$(4,683,440)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable master netting arrangements.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended March 31, 2015:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Average Notional USD(1)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$141,464,734	$—	$(118,072)	$(527,308)	$10,717,435	$—	$10,072,055
Futures contracts	1,124,373,068	(930,342)	(718,182)	—	(9,838,732)	—	(11,487,256)
Purchased options (c)(d)	12,571,956	—	—	—	(5,879,690)	1,072,130	(4,807,560)
Options written (e)	9,846,280	—	—	—	1,863,425	(130,431)	1,732,994
Forward foreign currency exchange contracts	281,246,944	—	—	—	—	11,461,809	11,461,809

		$(930,342)	$(836,254)	$(527,308)	$(3,137,562)	$12,403,508	$6,972,042

(1)	Averages are based on monthly activity levels during the period June 16, 2014 (commencement of operations) through March 31, 2015.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$(339,617)	$(37,823)	$37,611	$—	$(339,829)
Futures contracts (b)	220,701	151,661	—	606,468	—	978,830
Purchased options (c)	—	—	—	(494,776)	28,280	(466,496)
Options written	—	—	—	130,801	59,790	190,591
Forward foreign currency exchange contracts	—	—	—	—	717,483	717,483

	$220,701	$(187,956)	$(37,823)	$280,104	$805,553	$1,080,579

(a)	Includes swap contracts premium paid/received and unrealized appreciation/depreciation on swap contracts.

(b)	Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(c)	Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

(d)	The notional of FX OTC options purchased is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options purchased for Multi-Manager Fund and Multi-Strategy Fund were contracts of approximately 15,487,600 and 2,575,829, respectively, for the period ended March 31, 2015.

(e)	The notional of FX OTC options written is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options written for Multi-Manager Fund and Multi-Strategy Fund were contracts of approximately 280,808 and 57,493, respectively, for the period ended March 31, 2015.

Netting Arrangements

The Funds use master netting arrangements, which allow certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Multi-Manager Fund

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2015:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)

By Counterparty (1)
Credit Suisse International	$49,696	$(49,683)	$—	$—	$13
Credit Suisse Securities (Europe) Limited	1,511,874	(777,097)	—	—	734,777
JP Morgan Chase Bank, N.A.	950,896	(70,156)	(260,000)	—	620,740
Morgan Stanley & Co. LLC	106,885	(106,885)	—	—	—
Morgan Stanley Capital Services LLC	775,401	(775,401)	—	—	—
Morgan Stanley & Co. International plc	218,492	(50,302)	—	—	168,190

Cayman Subsidiary
Morgan Stanley Capital Services LLC	37,016	—	—	—	37,016
State Street Bank and Trust	2,077,321	(936,813)	—	(639,058)	501,450

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	1,381,274	(1,381,274)	—	—	—
State Street Bank and Trust	222,576	(11,904)	—	(210,672)	—

Domestic Subsidiary IV
Morgan Stanley & Co. LLC	64,689	(64,689)	—	—	—
Morgan Stanley Capital Services LLC	1,104,631	(118,512)	—	—	986,119
State Street Bank and Trust	320,297	—	—	(269,158)	51,139

Total	$8,821,048	$(4,342,716)	$(260,000)	$(1,118,888)	$3,099,444

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral(6)	Net Amount(3)

By Counterparty (1)
Credit Suisse International	$(49,683)	$49,683	$—	$—	$—
Credit Suisse Securities (Europe) Limited	(777,097)	777,097	—	—	—
JP Morgan Chase Bank, N.A.	(70,156)	70,156	—	—	—
Morgan Stanley & Co. LLC	(668,195)	106,885			(561,310)
Morgan Stanley Capital Services LLC	(1,159,710)	775,401	380,000	—	(4,309)
Morgan Stanley & Co. International plc	(50,302)	50,302	—	—	—

Cayman Subsidiary
State Street Bank and Trust	(936,813)	936,813	—	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	(2,267,978)	1,381,274	886,704	—	—
State Street Bank and Trust	(11,904)	11,904	—	—	—

Domestic Subsidiary IV
Morgan Stanley & Co. LLC	(100,359)	64,689	—	—	(35,670)
Morgan Stanley Capital Services LLC	(118,512)	118,512	—	—	—

Total	$(6,210,709)	$4,342,716	$1,266,704	$—	$(601,289)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Multi-Strategy Fund

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2015:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)

By Counterparty (1)
Credit Suisse International	$31,754	$(31,693)	$—	$—	$61
Credit Suisse Securities (Europe) Limited	972,095	(638,192)	—	—	333,903
JP Morgan Chase Bank, N.A.	288,546	(18,851)	—	—	269,695
Morgan Stanley & Co. LLC	65,720	(65,720)	—	—	—
Morgan Stanley Capital Services LLC	377,086	(239,580)	—	—	137,506
Morgan Stanley & Co. International plc	186,914	(43,031)	—	—	143,883

Cayman Subsidiary
Morgan Stanley Capital Services LLC	42,409	—	—	—	42,409
State Street Bank and Trust	1,840,957	(833,116)	—	(579,886)	427,955

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	1,175,377	(1,175,377)	—	—	—
State Street Bank and Trust	201,412	(10,235)	—	(191,177)	—

Domestic Subsidiary IV
Morgan Stanley & Co. LLC	53,496	(53,496)	—	—	—
Morgan Stanley Capital Services LLC	692,055	(83,753)	—	—	608,302

Total	$5,927,821	$(3,193,044)	$—	$(771,063)	$1,963,714

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral(6)	Net Amount(3)

By Counterparty (1)
Credit Suisse International	$(31,693)	$31,693	$—	$—	$—
Credit Suisse Securities (Europe) Limited	(638,192)	638,192	—	—	—
JP Morgan Chase Bank, N.A.	(18,851)	18,851	—	—	—
Morgan Stanley & Co. LLC	(603,036)	65,720	—	—	(537,316)
Morgan Stanley Capital Services LLC	(239,580)	239,580	—	—	—
Morgan Stanley & Co. International plc	(43,031)	43,031	—	—	—

Cayman Subsidiary
State Street Bank and Trust	(833,116)	833,116	—	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	(2,122,380)	1,175,377	947,003	—	—
State Street Bank and Trust	(10,235)	10,235	—	—	—

Domestic Subsidiary IV
Morgan Stanley & Co. LLC	(59,573)	53,496	—	—	(6,077)
Morgan Stanley Capital Services LLC	(83,753)	83,753	—	—	—

Total	$(4,683,440)	$3,193,044	$947,003	$—	$(543,393)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(6)	At March 31, 2015, the Fund received securities as collateral for derivative financial instruments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

5. Fair Value Measurements

The following table presents information about the classification of each Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2015:

Multi-Manager Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$516,611,239	$68,460,923	$—	$585,072,162
Preferred Stock	88,044	240,383	—	328,427
Asset-Backed Securities	—	97,482,668	—	97,482,668
Convertible Bonds	—	9,092,611	—	9,092,611
Bank Loans	—	18,273,943	—	18,273,943
Corporate Bonds & Notes	—	87,811,651	—	87,811,651
Sovereign Debt	—	41,321,658	—	41,321,658
Mortgage-Backed Securities	—	311,036,990	11,930,962	322,967,952
U.S. Government Sponsored Agency Securities	—	28,130,139	—	28,130,139
Exchange-Traded Funds	2,665,716	—	—	2,665,716
Rights	204	—	—	204
Purchased Options	4,709,595	1,732,945	—	6,442,540
Total Investments in Securities	$524,074,798	$663,583,911	$11,930,962	$1,199,589,671
Forward Foreign Currency Exchange Contracts	—	2,984,396	—	2,984,396
Futures Contracts	5,551,435	—	—	5,551,435
OTC Credit Default Swaps	—	78,647	—	78,647
OTC Total Return Swaps	—	4,034,794	—	4,034,794
Interest Rate Swaps	—	2,098,814	—	2,098,814
Total Assets	$529,626,233	$672,780,562	$11,930,962	$1,214,337,757

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$280,574,540	$8,671,850	$—	$289,246,390
Options Written	1,020,818	1,036,480	—	2,057,298
Reverse Repurchase Agreements	—	119,746,297	—	119,746,297
Securities Lending Collateral	—	74,949,395	—	74,949,395
Forward Foreign Currency Exchange Contracts	—	1,923,334	—	1,923,334
Futures Contracts	4,552,388	—	—	4,552,388
Centrally Cleared Credit Default Swaps	—	312,141	—	312,141
OTC Credit Default Swaps	—	87,312	—	87,312
OTC Total Return Swaps	—	3,163,580	—	3,163,580
Interest Rate Swaps	—	1,132,168	—	1,132,168
Total Liabilities	$286,147,746	$211,022,557	$—	$497,170,303

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

The changes in investments measured at fair value for which the Multi-Manager Fund used Level 3 inputs to determine fair value are as follows:

Multi-Manager Fund

Asset Description: Investments in Securities	Investment in Investee Fund	Mortgage- Backed Securities	Total
Balance as of April 1, 2014	$27,801,750	$—	$27,801,750
Transfers In	—	—	—
Transfers Out	(27,801,750)	—	(27,801,750)
Purchases	—	11,860,686	11,860,686
Sales	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation	—	70,276	70,276

Balance as of March 31, 2015	$—	$11,930,962	$11,930,962

Net change in unrealized appreciation related to investments held as of March 31, 2015	$—	$70,276	$70,276

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of March 31, 2015.

Assets	Fair Value at March 31, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$11,930,962	Discounted Cash Flow	Discount Rate	9.95%
			Revenue CAGR	3.05%
			Exit Cap Rate	8.21%

Total Investments in Securities	$11,930,962

Multi-Strategy Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$457,684,305	$60,875,905	$—	$518,560,210
Preferred Stock	51,612	124,817	—	176,429
Asset-Backed Securities	—	91,803,483	—	91,803,483
Convertible Bonds	—	2,705,165	—	2,705,165
Bank Loans	—	1,062,444	—	1,062,444
Corporate Bonds & Notes	—	46,370,994	—	46,370,994
Sovereign Debt	—	27,601,053	—	27,601,053
Mortgage-Backed Securities	—	194,470,050	19,084,537	213,554,587
U.S. Government Sponsored Agency Securities	—	12,102,488	—	12,102,488
Exchange-Traded Funds	1,033,535	—	—	1,033,535

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Investee Fund	$212,000	$—	$—	$212,000
Rights	111	—	—	111
Purchased Options	4,058,970	669,737	—	4,728,707
Total Investments in Securities	$463,040,533	$437,786,136	$19,084,537	$919,911,206
Forward Foreign Currency Exchange Contracts	—	2,334,935	—	2,334,935
Futures Contracts	4,441,645	—	—	4,441,645
OTC Credit Default Swaps	—	47,423	—	47,423
OTC Total Return Swaps	—	2,881,938	—	2,881,938
Interest Rate Swaps	—	317,976	—	317,976
Total Assets	$467,482,178	$443,368,408	$19,084,537	$929,935,123

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$256,044,113	$6,257,202	$—	$262,301,315
Options Written	735,735	169,163	—	904,898
Reverse Repurchase Agreements	—	35,331,478	—	35,331,478
Securities Lending Collateral	—	71,359,374	—	71,359,374
Forward Foreign Currency Exchange Contracts	—	1,617,452	—	1,617,452
Futures Contracts	3,462,815	—	—	3,462,815
Centrally Cleared Credit Default Swaps	—	199,113	—	199,113
OTC Credit Default Swaps	—	52,505	—	52,505
OTC Total Return Swaps	—	2,844,327	—	2,844,327
Interest Rate Swaps	—	638,355	—	638,355
Total Liabilities	$260,242,663	$118,468,969	$—	$378,711,632

The changes in investments measured at fair value for which the Multi-Strategy Fund used Level 3 inputs to determine fair value are as follows:

Multi-Strategy Fund

Asset Description: Investments in Securities	Mortgage- Backed Securities
Balance as of April 1, 2014	$—
Transfers In	—
Transfers Out	—
Purchases	18,972,125
Sales	—
Net realized gain (loss)	—
Net change in unrealized appreciation	112,412

Balance as of March 31, 2015	$19,084,537

Net change in unrealized appreciation related to investments held as of March 31, 2015	$112,412

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of March 31, 2015.

Assets	Fair Value at March 31, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$19,084,537	Discounted Cash Flow	Discount Rate	9.95%
			Revenue CAGR	3.05%
			Exit Cap Rate	8.21%

Total Investments in Securities	$19,084,537

The Funds had no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

The Funds recognize transfers within the fair value hierarchy as of the beginning of the period. For the Multi-Manager Fund, transfers out of Level 3 were primarily related to the expiration of liquidity restrictions in its investment in Investee Fund. There were no transfers for the Multi-Strategy Fund for the period ended March 31, 2015.

Unrealized appreciation recorded for Level 3 investments are reported as net change in unrealized appreciation from investments in securities in the Consolidated Statement of Operations.

6. Purchase and Sale of Fund Shares

The Multi-Manager Fund currently offers Class I Shares and the Multi-Strategy Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the period ended March 31, 2015, only Class D Shares, Class I Shares and Class Y Shares are outstanding.

Multi-Manager Fund Class I Shares are offered to investors who are clients of investment advisors, consultants, broker-dealers or other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with Blackstone Advisory Partners L.P. to offer shares. Multi-Manager Fund Class I Shares may also be offered for investment by personnel of the Investment Adviser, and as otherwise may be determined by the Board. Class I Shares of Multi-Manager Fund are held exclusively by a single financial advisor who holds shares on behalf of its clients.

Multi-Strategy Fund Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with Blackstone Advisory Partners L.P. (the “Distributor”) for the use of the Multi-Strategy Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. Multi-Strategy Fund Class I Shares are offered to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. Multi-Strategy Fund Class I Shares and Class Y Shares may be offered to institutional investors and individuals who meet the minimum investment requirements and purchase directly from the Multi-Strategy Fund, including purchases by individuals through individual retirement accounts. Class Y Shares of Multi-Strategy Fund may also be offered to employees, officers and directors/trustees of the Adviser, the Fund or their respective affiliates. Multi-Strategy Class R Shares do not have a minimum investment requirement and are generally available only to special benefit plans.

Shares of the Funds may be purchased or redeemed each Business Day.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

7. Investment Adviser Fees and Other Transactions with Affiliates

Management Fee

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Funds, each Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on each Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of each Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee shall be 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee shall be 1.80% (annualized). During the fiscal year ending March 31, 2015, the Multi-Manager Fund paid the Investment Adviser $24,525,452 in management fees. From this amount, the Investment Adviser paid $11,594,518 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Multi-Manager Fund, which amounted to 0.87% of the Fund’s net assets. The Investment Adviser also paid $343,356 in sub-advisory fees to Bayview Asset Management, LLC (“Bayview”), a Sub-Adviser that, during the fiscal year ended March 31, 2015, was an affiliate of the Investment Adviser, with respect to the Multi-Manager Fund, which amounted to 0.03% of the Fund’s net assets. During the period from June 16, 2014 (the date the Multi-Strategy Fund commenced operations) to March 31, 2015, the Multi-Strategy Fund paid the Investment Adviser $9,642,200 in management fees. From this amount, the Investment Adviser paid $4,446,937 in sub-advisory fees to non-affiliated sub-advisers with respect to the Multi-Strategy Fund, which amounted to 0.37% of the Fund’s net assets. The Investment Adviser also paid $193,353 in sub-advisory fees to Bayview with respect to the Multi-Strategy Fund, which amounted to 0.02% of the Fund’s net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Funds by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, Multi-Strategy Fund Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. Multi-Manager Class I Shares and Multi-Strategy Class I Shares and Class Y Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Manager Fund Agreement”) with the Multi-Manager Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 0.45% per annum of the Fund’s net assets (the “Multi-Manager Fund Total Expense Cap”). Specified Expenses include all expenses incurred by the Multi-Manager Fund with the exception of (i) the Management Fee, (ii) the distribution and service fees, (iii) acquired fund fees and expenses, (iv) brokerage and trading costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (vi) taxes, (vii) dividends and interest on short positions, and (viii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Manager Fund Excluded Expenses”).

The Investment Adviser has also entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Strategy Fund Agreement”) with the Multi-Strategy Fund to limit the amount of Specified Expenses

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

(as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Multi-Strategy Total Expense Cap”). Specified Expenses include all expenses incurred by the Multi-Strategy Fund with the exception of (i) the distribution or service fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Strategy Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the total expense cap, the Investment Adviser will waive its fees and/or make payments to the Funds for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after May 31, 2016 upon written notice to a Fund. The Funds have agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap and any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap.

During the year-ended March 31, 2015, repayments to the Investment Adviser were as follows:

Multi-Manager Fund	$482,505

As of March 31, 2015, the repayments that potentially may be made by the Funds are as follows:

	Expenses reimbursed on May 8, 2013(1)	Expenses reimbursed in fiscal period ending, March 31,
		2014	2015
Class	Subject to repayment until expiration date of May 8, 2016(1)	Subject to repayment until maximum expiration date of March 31,
		2017	2018
Multi-Manager Fund - Class I	$526,211	$1,987,694	$—
Multi-Strategy Fund - Class I(2)	N/A	N/A	1,226,650
Multi-Strategy Fund - Class D(3)	N/A	N/A	2,288
Multi-Strategy Fund - Class Y(4)	N/A	N/A	16,228

(1)	Multi-Manager Fund - Class I commenced operations on August 6, 2013. Amount reflects remaining repayment related to reimbursement of organization expenses incurred as of May 8, 2013.

(2)	Multi-Strategy Fund - Class I commenced operations on June 16, 2014.

(3)	Multi-Strategy Fund - Class D commenced operations on November 17, 2014.

(4)	Multi-Strategy Fund - Class Y commenced operations on January 28, 2015.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Funds. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Funds’ distributor.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Funds to credit and counterparty risk consist principally of cash due from counterparties and investments. The Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Funds restrict exposure to credit and counterparty losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Foreign Investment Risk: The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

Liquidity Risk: Some securities held by the Funds may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If a Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: Each Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolios may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. Each Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended March 31, 2015 were as follows:

	Multi-Manager Fund	Multi-Strategy Fund
Purchases	$2,974,691,782	$1,773,629,881
Sales	$2,689,798,434	$931,165,768

11. Income Tax Information

The Funds intend to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds have adopted a tax year-end of October 31, therefore unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of October 31, 2014. The Funds intend to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Funds make no provision for U.S. federal income or excise taxes.

Each Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

The Funds made the following reclassifications at March 31, 2015 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, and income from the wholly-owned Cayman Subsidiaries from their tax year-ended October 31, 2014:

	Paid-in Capital	Accumulated Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Multi-Manager Fund	$(7,615,785)	$10,936,270	$(3,320,485)
Multi-Strategy Fund	(1,418,618)	2,128,673	(710,055)

The tax basis components of distributable earnings of the Funds at their tax year-ended October 31, 2014 was:

	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Capital Loss Carryforward
Multi-Manager Fund	$76,877,257	$—	$—
Multi-Strategy Fund	4,379,952	—	—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2014 by the Funds are as follows:

	Ordinary Income	Long-Term Capital Gains
Multi-Manager Fund	$4,989,130	$—
Multi-Strategy Fund	—	—

As of March 31, 2015, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Multi-Manager Fund	$1,182,116,255	$43,141,699	$(25,668,283)	$17,473,416
Multi-Strategy Fund	905,421,478	26,939,411	(12,449,683)	14,489,728

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2015

12. Borrowings Under Credit Facility

Each Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) for $30,000,000 (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Funds. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Funds to the Bank. Outstanding borrowings bear interest at a rate equal to 0.85% plus the Overnight LIBOR Rate per annum (0.96% at March 31, 2015). A commitment fee is charged in the amount of 0.20% per annum for each day during which the aggregate outstanding principal balance is less than 50% of the sum of the Aggregate Commitment Amount, and 0.10% per annum at all other times. Outstanding borrowings and accrued interest are due no later than February 1, 2016 and July 1, 2015 for the Multi-Manager Fund and Multi-Strategy Fund, respectively, the termination dates of each Fund’s Facility, at which time the Funds and the Bank can agree to extend the existing agreement. For the period ended March 31, 2015, the Funds made no borrowings under each Fund’s respective Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund and Board of Trustees of Blackstone Alternative Investment Funds:

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Blackstone Alternative Investment Funds (the “Funds”) comprising the Blackstone Alternative Multi-Manager Fund and Subsidiaries (the “Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund and Subsidiaries (the “Multi-Strategy Fund”) as of March 31, 2015, the related consolidated statements of operations and cash flows of the Multi-Manager Fund for the year then ended, and the consolidated statements of changes in net assets and the financial highlights for each of the periods presented; and the related consolidated statements of operations, cash flows and changes in net assets and the financial highlights of the Multi-Strategy Fund for the period June 16, 2014 (commencement of operations) to March 31, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Blackstone Alternative Multi-Manager Fund and Subsidiaries and Blackstone Alternative Multi-Strategy Fund and Subsidiaries each of Blackstone Alternative Investment Funds as of March 31, 2015, the consolidated results of operations and cash flows of the Multi-Manager Fund for the year then ended, and the consolidated changes in net assets and the financial highlights for each of the periods presented; and the consolidated results of operations, cash flows and the changes in net assets and the financial highlights of the Multi-Strategy Fund for the period June 16, 2014 (commencement of operations) to March 31, 2015 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

May 26, 2015

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Manager Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The expense example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended March 31, 2015.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual	$1,000.00	$1,030.80	$16.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.12	$15.88

[1]

Expenses are equal to the Consolidated Fund’s annualized net expense ratio of 3.17%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The expense example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended March 31, 2015.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period
Class I
Actual	$1,000.00	$1,030.90	$16.56	[1]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.63	$16.38	[1]

Class D
Actual	$1,000.00	$1,043.20	$12.75	[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,007.98	$17.02	[2]

Class Y
Actual	$1,000.00	$1,029.00	$5.50	[3]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.03	$15.98	[3]

[1]

Expenses are equal to the Consolidated Fund’s annualized net expense ratio of 3.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Continued) (Unaudited)

[2]

“Actual” expense information for Class D Share is for the period from November 17, 2014 (commencement of operations) to March 15, 2015. Actual expenses are equal to the Fund’s annualized net expense ratio of 3.40%, multiplied by 134/365 (to reflect the period from commencement of operations to March 31, 2015). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

[3]

“Actual” expense information for Class Y Share is for the period from January 28, 2015 (commencement of operations) to March 15, 2015. Actual expenses are equal to the Fund’s annualized net expense ratio of 3.19%, multiplied by 62/365 (to reflect the period from commencement of operations to March 31, 2015). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

March 31, 2015

Management of the Fund

The Funds’ operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Funds’ officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Declaration of Trust. The Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Funds or to one or more Subsidiaries.

•	AlphaParity, LLC
•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Investment Management, LLP
•	BTG Pactual Asset Management US, LLC
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	Credit Suisse Hedging-Griffo Servicos Internacionais S.A. (until December 31, 2014)
•	EMSO Partners Limited
•	Good Hill Partners LP
•	GS Investment Strategies, LLC
•	HealthCor Management, L.P.
•	Nephila Capital, Ltd. (Multi-Manager Fund only)
•	Rail-Splitter Capital Management, LLC
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LLC
•	Union Point Advisors, LLC
•	Verde Serviços Internacionais S.A.
•	Waterfall Asset Management, LLC
•	Wellington Management Company LLP

Trustees and Officers

The following tables set forth information concerning the Trustees and officers (“Officers”) of the Funds. Unless otherwise noted, the business address of each Officer and Trustee is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2015

Independent Trustees:

Name and Year of Birth of Trustee	Position Held with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During the Past 5 Years
John M. Brown (1959)	Trustee	Since inception	Retired (2012 – Present) Independent Consultant (2010 – 2012) Principal, Aquiline Holdings (Private Equity) (2006 – 2010)	5	None
Frank J. Coates (1964)	Trustee	Since inception	CEO, Wheelhouse Analytics, LLC (2010 – Present) (Technology Solutions) CEO, Coates Analytics, LP (PNC Bank) (2005 – 2010) (Technology Solutions)	5	Member of the Board of Managers of Evermore Global Advisors, LLC
Paul J. Lawler (1948)	Trustee	Since inception	Retired (2010 – Present) VP Investments & Chief Investment Officer, W.K. Kellogg Foundation and W.K. Kellogg Foundation Trust (1998 – 2010)	5	Trustee, First Eagle Variable Funds (1 portfolio); Trustee, First Eagle Funds (8 portfolios); Trustee (Audit Committee and Finance Committee Member), American University in Cairo
Kristen Leopold (1967)	Trustee	Since inception	CFO, KL Associates LLC (CFO Consulting) (2007 – Present) CFO, WFL Real Estate Services, LLC (2007 – Present)	5	Trustee, CPG Alternative Strategies Fund, LLC; Trustee, CPG Carlyle Private Equity Fund, LLC; Trustee, CPG Carlyle Private Equity Master Fund, LLC

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2015

Interested Trustee:

Name and Year of Birth of Trustees	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee

Peter Koffler[3] (1956)	Trustee	Since inception	Senior Managing Director,[4] Blackstone Alternative Asset Management L.P. (“BAAM”) (2012 – Present) Chief Compliance Officer, The Blackstone Group L.P. (2013 – Present) General Counsel, Blackstone Alternative Investment Advisors LLC (“BAIA”) and BAAM (2010 – Present) Managing Director,[4] BAAM (2006 – 2012) Chief Compliance Officer, BAAM (2008 – 2012)	5	None

[1]

Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Funds may be removed from office in accordance with the provisions of the Trust’s Agreement and Declaration of Trust and By-Laws.

[2]	The “Fund Complex” consists of the Funds, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

[3]	Peter Koffler is an “interested person” of the Funds, as defined in the 1940 Act, due to his position with BAIA and its affiliates.

[4]	Executive title, not a board directorship.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2015

Officers:

Name and Year of Birth of Officer	Position(s) Held with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	March 2013 to present	Managing Director,[2] BAAM (2014 – Present) Vice President, BAAM (2011 – 2013) Associate, BAAM (2010 – 2011) Associate, Merrill Lynch and Bank of America Merrill Lynch (2008 – 2010)
Brian F. Gavin (1969)	President (Principal Executive Officer)	March 2013 to present	Chief Operating Officer & Senior Managing Director,[2] BAAM (2007 – Present)
Hayley Stein (1977)	Chief Compliance Officer and Anti- Money Laundering Officer	March 2013 to present	Managing Director,[2] BAAM (2011 – Present) Chief Compliance Officer, BAIA and BAAM (2013 – Present) Vice President, BAAM (2006 – 2011)
Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	March 2013 to present	Chief Financial Officer & Managing Director,[2] BAAM (2007 – Present)
James Hannigan (1983)	Chief Legal Officer	March 2015 to present	Vice President, BAAM (2014 – Present) Associate, BAAM (2012 – 2014)

[1]	Term of office of each officer is indefinite until his or her death, resignation, removal or disqualification.

[2]	Executive title, not a board directorship.

Compensation for Trustees

The Trust pays no compensation to any of its officers or to Trustees who are not Independent Trustees. Each Independent Trustee is paid $45,000 per fiscal year for his or her services to the Trust, and the Chairpersons of the Board and the Audit Committee are each paid an additional $3,000 per fiscal year from the Trust. Trustees are reimbursed by the Trust for their travel expenses related to Board meetings, continuing education and conferences.

Form N-Q Filings

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2015

D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Funds’ portfolio securities and information regarding how the Funds voted proxies relating to their portfolio securities during the 12-month period ended June 30, 2014 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on November 18-19, 2014, February 24-25, 2015 and March 31, 2015, the Board, including all of the Independent Trustees, considered and unanimously approved the sub-advisory agreements for the Funds (“New Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

•	Verde Serviços Internacionais S.A. (at November meeting)
•	Sorin Capital Management, LLC (at November meeting)
•	Bayview Asset Management, LLC (at February meeting)
•	Blackstone Senfina Advisors L.L.C. (at March meeting)

At the Board’s November meeting, the Board, including all of the Independent Trustees, also considered and unanimously approved amended and restated sub-advisory agreements for the Funds (“Amended and Restated Sub-Advisory Agreements,” and together with the New Sub-Advisory Agreements,” the “Sub-Advisory Agreements”) between BAIA and Cerberus Sub-Advisory I, LLC.

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Funds would rely on an exemptive order from the SEC that permitted the Funds to add or replace sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met.

Before the meetings, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Sub-Advisory Agreements; (b) materials prepared by BAIA relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; a comparison to hedge fund strategies; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of relevant valuation, liquidity, trade execution, allocation, and compliance matters; and a summary of the key terms of the relevant Sub-Advisory Agreement; (2) information in greater detail regarding each Sub-Adviser’s investment thesis, investment strategy, investment process, portfolio construction, organizational history and ownership, quantitative analysis, peer group analysis, risk review, and business and financial evaluation; (3) information regarding each Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, service providers, and regulatory and compliance infrastructure; (4) a summary of each Sub-Adviser’s compliance program; and (5) information regarding the role of each Sub-Adviser as part of the Funds’ portfolios; and (c) materials prepared by each Sub-Adviser that addressed, among other things: (1) general financial information; (2) services and personnel; (3) portfolio management; (4) costs, fees, other benefits, and profitability; and (5) risk management and regulatory compliance matters.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2015

With respect to the Sub-Advisory Agreements for Verde Serviços Internacionais S.A. and Bayview Asset Management, LLC, the Board also received, among other things, (a) information about the restructuring plan and change of control transaction, respectively, applicable to such firms, the resulting entities of which would have the same resources and support as their respective predecessor firms and which would perform the same services for the Funds as their respective predecessor firms and (b) copies of the information reviewed in connection with the approvals of the sub-advisory agreements between BAIA and such predecessor firms.

With respect to the Amended and Restated Sub-Advisory Agreements, the Board received, among other things, information about the changes from the original sub-advisory agreements, as well as copies of the information reviewed in connection with the approvals of that Sub-Adviser’s original sub-advisory agreements.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Funds and would not increase the fees or expenses otherwise incurred by the Funds or their shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its recent consideration and approval of the original sub-advisory agreements with Cerberus Sub-Advisory I, LLC, and the fact that the proposed changes to the original sub-advisory agreements were, with the exception of changes in sub-advisory fees, not substantive, and were not expected to result in any change in the nature, extent and quality of the services provided to the Funds. Following this discussion, the Board, including all of the Independent Trustees, determined to approve each of the New Sub-Advisory Agreements for an initial term of up to two years, and to approve each of the Amended and Restated Sub-Advisory Agreements, on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise; (3) potential investment return on the assets that potentially would be managed by the Sub-Adviser; (4) where applicable, the Sub-Adviser’s experience and performance in managing hedge funds and the extent to which the Sub-Adviser’s strategy for the Funds would overlap with its hedge fund strategy; and (5) the experience and depth of the Sub-Adviser’s portfolio management team. Where applicable, the Board also considered information about the experience of BAIA’s affiliates in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Fund assets, including any breakpoints, the Sub-Adviser’s resources devoted to the Funds, and (where available) the information provided by each Sub-Adviser regarding the anticipated profitability to the Sub-Adviser from providing sub-advisory services to the Funds. Where applicable, the Board reviewed the performance of the Sub-Adviser’s comparable hedge fund as compared to relevant indices, as well as information about the management fees borne by those funds. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Funds, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Funds’ shareholders. The Board also considered information about the anticipated average sub-advisory

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2015

fees that BAIA would pay in light of expected portfolio allocations and the resulting division of fees as between BAIA and the Sub-Advisers. In the case of the Sub-Advisory Agreement with Blackstone Senfina Advisors L.L.C., the Board also took into account that the compensation paid to the Sub-Adviser would benefit The Blackstone Group L.P., the indirect parent company of both BAIA and the Sub-Adviser. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the relatively unique and highly specialized nature of the portfolio that the Sub-Adviser would manage, and the estimated costs associated with managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Sub-Advisory Agreements were the result of arms-length negotiations.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale. The Board also noted that certain expenses of the Funds would be subject to an expense cap. The Board noted that it would have the opportunity to periodically re-examine whether the Funds had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

Where applicable, the Board considered the investment performance of the Sub-Advisers. Since Sorin Capital Management, LLC and Blackstone Senfina Advisors L.L.C. had not previously sub-advised any of the Funds’ assets, the Trustees were unable to consider the performance of those Sub-Advisers on behalf of the Funds. The Trustees considered the performance of Cerberus Sub-Advisory I, LLC and the predecessor firms for Verde Serviços Internacionais S.A. and Bayview Asset Management, LLC, but noted that, since the Funds are relatively new, it was generally not possible to draw definitive conclusions as to the quality of those Sub-Advisers’ investment programs. The Trustees reviewed historical investment performance generated by each Sub-Adviser for other funds managed by the Sub-Adviser, but noted that the Funds were different in structure from certain of those other funds and, as a result, their investment programs and performance would differ from those of the other funds.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Funds, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Funds’ shareholders. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Funds, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Funds and investors therein, and were consistent with industry practice and the best interests of the Funds and their shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Funds and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Sub-Advisory Agreements and, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2015

the Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Additional Information

The Funds’ registration statement and Statement of Additional Information include additional information about the Trustees. The registration statement and Statement of Additional Information are available upon request, without charge, by calling 1-855-890-7725.

Blackstone Registered Funds

Privacy Notice

Rev February, 2015

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Blackstone Registered Funds

Privacy Notice (Continued)

Rev February, 2015

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, and Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund

What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.

Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

James Hannigan, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

You can find each Fund’s prospectus and other information about the Funds, including each Fund’s statements of additional information, on the Funds’ website at www.blackstone.com/blackstone-alternative-investment-funds. You can also get this information at no cost by calling the Funds at 1-855-890-7725.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(b) (2)	The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

		Current Year	Previous Year
(a)	Audit Fees	$300,000	$197,000
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees(1)	$70,800	$44,300
(d)	All Other Fees	$0	$0

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC, the investment adviser of the registrant (“BAIA”), and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e) (2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
100%	100%

(f)	Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Stockholders filed under item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	June 5, 2015

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	June 5, 2015